                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION

                                April 28, 2014

         PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT VARIABLE

                               ANNUITY CONTRACTS

The PRUDENTIAL PREMIER(R) INVESTMENT VARIABLE ANNUITY(SM) ("B SERIES") and the PRUDENTIAL PREMIER(R) INVESTMENT VARIABLE ANNUITY(SM) ("C SERIES") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of not less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the B Series and the C Series Prospectus dated April 28, 2014.

To obtain a copy of the Prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

                               TABLE OF CONTENTS

                                                                  Page
                                                                  ----

Company                                                            2

Experts                                                            2

Principal Underwriter                                              2

Payments Made to Promote Sale of Our Products                      2

Determination of Accumulation Unit Values                          3

Separate Account Financial Information                            A1

Company Financial Information                                     B1

Pruco Life Insurance Company  Prudential Annuity Service Center
213 Washington Street                   P.O. Box 7960
Newark, NJ 07102-2992              Philadelphia, PA 19176
                                  Telephone: (888) PRU 2888

The PRUDENTIAL PREMIER(R) INVESTMENT VARIABLE ANNUITY(SM) ("B SERIES") and PRUDENTIAL PREMIER(R) INVESTMENT VARIABLE ANNUITY(SM) ("C SERIES") are service marks of The Prudential Insurance Company of America.

                                    COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2013 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

With respect to all individual annuities issued by Pruco Life, PAD received commissions of $816,806,293, $1,125,057,236 and $1,075,327,764 in 2013, 2012
and 2011, respectively. PAD retained none of those commissions.

As discussed in the Prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays which are broadly defined as follows:

.. Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm (or its affiliated broker/dealers).

.. Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm (or its affiliated broker/dealers).

.. Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers).

The list in the Prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2013) received payment with respect to annuity business during 2013 (or as to which a payment amount was accrued during 2013). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2013, the least amount paid, and greatest amount paid, were $6.09 and $8,190,573.05 respectively.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each Valuation Day. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for that Sub-account for the current Valuation Day. The net investment factor for any Valuation Day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding Valuation Day (ignoring, for this purpose, changes resulting from new Purchase Payments and withdrawals), and subtracting from the result the daily equivalent of the total annualized charge for the Annuity and any optional benefits (for which the charge is calculated as a percentage of Sub-account assets) for each day since the preceding Valuation Day. During the accumulation phase of your Annuity, the daily equivalent of the annualized charge is calculated using the formula 1 - (1 - c) 1/365, where c is the total annualized charge. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other funds held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.

As we have indicated in the Prospectus, the Annuity allows you to select or decline an optional death benefit that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to such annuity feature. Because this annuity is new, we include no historical unit values here.

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                              SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                                                                 PRUDENTIAL   PRUDENTIAL
                                                PRUDENTIAL      PRUDENTIAL                        FLEXIBLE   CONSERVATIVE
                                               MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY   MANAGED      BALANCED
                                                PORTFOLIO       PORTFOLIO         PORTFOLIO      PORTFOLIO    PORTFOLIO
                                               ------------  ---------------- ----------------- -----------  ------------
ASSETS
  Investment in the portfolios, at fair value. $150,930,061    $194,198,610     $214,130,494    $14,279,727  $19,635,619
                                               ------------    ------------     ------------    -----------  -----------
  Net Assets.................................. $150,930,061    $194,198,610     $214,130,494    $14,279,727  $19,635,619
                                               ============    ============     ============    ===========  ===========

NET ASSETS, representing:
  Accumulation units.......................... $150,930,061    $194,198,610     $214,130,494    $14,279,727  $19,635,619
                                               ------------    ------------     ------------    -----------  -----------
                                               $150,930,061    $194,198,610     $214,130,494    $14,279,727  $19,635,619
                                               ============    ============     ============    ===========  ===========

  Units outstanding...........................  127,982,851      81,006,929       79,925,071      5,641,597    8,177,079
                                               ============    ============     ============    ===========  ===========

  Portfolio shares held.......................   15,093,006      17,638,384        5,979,628        668,840      951,799
  Portfolio net asset value per share......... $      10.00    $      11.01     $      35.81    $     21.35  $     20.63
  Investment in portfolio shares, at cost..... $150,930,061    $196,259,279     $160,110,685    $11,444,838  $14,679,958

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                              SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                                                                 PRUDENTIAL   PRUDENTIAL
                                                PRUDENTIAL      PRUDENTIAL                        FLEXIBLE   CONSERVATIVE
                                               MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY   MANAGED      BALANCED
                                                PORTFOLIO       PORTFOLIO         PORTFOLIO      PORTFOLIO    PORTFOLIO
                                               ------------  ---------------- ----------------- -----------  ------------
                                                01/01/2013      01/01/2013       01/01/2013      01/01/2013   01/01/2013
                                                    TO              TO               TO              TO           TO
                                                12/31/2013      12/31/2013       12/31/2013      12/31/2013   12/31/2013
                                               ------------  ---------------- ----------------- -----------  ------------
INVESTMENT INCOME
  Dividend income............................. $      2,648    $  8,333,116     $          0    $         0  $         0
                                               ------------    ------------     ------------    -----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    2,379,606       2,951,619        2,880,909        192,424      275,704

NET EXPENSES..................................    2,379,606       2,951,619        2,880,909        192,424      275,704
                                               ------------    ------------     ------------    -----------  -----------

NET INVESTMENT INCOME (LOSS)..................   (2,376,958)      5,381,497       (2,880,909)      (192,424)    (275,704)
                                               ------------    ------------     ------------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0       6,013,507                0              0            0
  Realized gain (loss) on shares redeemed.....            0         888,726        4,260,364        284,777      705,139
  Net change in unrealized gain (loss) on
   investments................................            0     (16,832,553)      53,383,902      2,251,002    2,261,008
                                               ------------    ------------     ------------    -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................            0      (9,930,320)      57,644,266      2,535,779    2,966,147
                                               ------------    ------------     ------------    -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ (2,376,958)   $ (4,548,823)    $ 54,763,357    $ 2,343,355  $ 2,690,443
                                               ============    ============     ============    ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH  NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND    RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO    PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- ----------  ---------------- ---------------- ------------  --------------- ---------------
$316,368,012     $201,311,229   $7,849,508    $316,543,431     $67,255,997    $317,172,024    $67,442,401     $22,371,031
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------
$316,368,012     $201,311,229   $7,849,508    $316,543,431     $67,255,997    $317,172,024    $67,442,401     $22,371,031
============     ============   ==========    ============     ===========    ============    ===========     ===========

$316,368,012     $201,311,229   $7,849,508    $316,543,431     $67,255,997    $317,172,024    $67,442,401     $22,371,031
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------
$316,368,012     $201,311,229   $7,849,508    $316,543,431     $67,255,997    $317,172,024    $67,442,401     $22,371,031
============     ============   ==========    ============     ===========    ============    ===========     ===========

 116,025,662       47,472,568    1,009,186     130,864,169      30,874,301     120,569,230     15,356,388      13,481,283
============     ============   ==========    ============     ===========    ============    ===========     ===========

  13,154,595       38,055,053      210,499       6,732,102       2,699,960       8,537,605      2,578,073       1,423,094
$      24.05     $       5.29   $    37.29    $      47.02     $     24.91    $      37.15    $     26.16     $     15.72
$248,113,243     $201,756,166   $7,250,491    $216,749,085     $51,930,845    $192,953,658    $42,201,634     $18,627,400


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH  NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND    RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO    PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- ----------  ---------------- ---------------- ------------  --------------- ---------------
 01/01/2013       01/01/2013    01/01/2013     01/01/2013       01/01/2013     01/01/2013     01/01/2013      01/01/2013
     TO               TO            TO             TO               TO             TO             TO              TO
 12/31/2013       12/31/2013    12/31/2013     12/31/2013       12/31/2013     12/31/2013     12/31/2013      12/31/2013
------------    --------------- ----------  ---------------- ---------------- ------------  --------------- ---------------
$          0     $ 13,190,880   $        0    $          0     $         0    $          0    $         0     $   184,824
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------

   4,585,437        3,144,935      110,093       4,451,754         938,349       4,155,356        842,357         301,501

   4,585,437        3,144,935      110,093       4,451,754         938,349       4,155,356        842,357         301,501
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------

  (4,585,437)      10,045,945     (110,093)     (4,451,754)       (938,349)     (4,155,356)      (842,357)       (116,677)
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------

           0                0            0               0               0               0              0               0
   6,006,421          317,096       29,161      11,316,689       1,201,406      12,469,452      2,231,806         324,802

  79,525,938        1,111,064      738,728      71,205,071      14,066,398      79,606,087     18,446,122       2,345,874
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------

  85,532,359        1,428,160      767,889      82,521,760      15,267,804      92,075,539     20,677,928       2,670,676
------------     ------------   ----------    ------------     -----------    ------------    -----------     -----------

$ 80,946,922     $ 11,474,105   $  657,796    $ 78,070,006     $14,329,455    $ 87,920,183    $19,835,571     $ 2,553,999
============     ============   ==========    ============     ===========    ============    ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                                                                                  JANUS ASPEN      OVERSEAS
                                               T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                               EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                                 PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                               ------------- ----------------- ----------------- ------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.  $79,490,475     $97,179,814       $63,509,198     $96,032,116    $21,699,752
                                                -----------     -----------       -----------     -----------    -----------
  Net Assets..................................  $79,490,475     $97,179,814       $63,509,198     $96,032,116    $21,699,752
                                                ===========     ===========       ===========     ===========    ===========

NET ASSETS, representing:
  Accumulation units..........................  $79,490,475     $97,179,814       $63,509,198     $96,032,116    $21,699,752
                                                -----------     -----------       -----------     -----------    -----------
                                                $79,490,475     $97,179,814       $63,509,198     $96,032,116    $21,699,752
                                                ===========     ===========       ===========     ===========    ===========

  Units outstanding...........................   25,950,012      38,676,716        28,310,079      25,330,800      8,883,436
                                                ===========     ===========       ===========     ===========    ===========

  Portfolio shares held.......................    2,794,041       2,528,749         1,856,994       2,285,391        755,037
  Portfolio net asset value per share.........  $     28.45     $     38.43       $     34.20     $     42.02    $     28.74
  Investment in portfolio shares, at cost.....  $55,121,178     $61,912,201       $48,274,723     $73,002,749    $13,313,459

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                                                                                  JANUS ASPEN      OVERSEAS
                                               T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                               EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                                 PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                               ------------- ----------------- ----------------- ------------- ----------------
                                                01/01/2013                        01/01/2013      01/01/2013      01/01/2013
                                                    TO          01/01/2013            TO              TO              TO
                                                12/31/2013     TO 12/31/2013      12/31/2013      12/31/2013      12/31/2013
                                               ------------- ----------------- ----------------- ------------- ----------------
INVESTMENT INCOME
  Dividend income.............................  $ 1,144,861     $ 1,276,592       $   462,189     $ 2,923,453    $    66,321
                                                -----------     -----------       -----------     -----------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,037,310       1,291,235           822,862       1,305,372        279,368

NET EXPENSES..................................    1,037,310       1,291,235           822,862       1,305,372        279,368
                                                -----------     -----------       -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)..................      107,551         (14,643)         (360,673)      1,618,081       (213,047)
                                                -----------     -----------       -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0               0                 0               0         49,421
  Realized gain (loss) on shares redeemed.....    1,965,147       3,530,675         1,050,226       2,422,841        762,844
  Net change in unrealized gain (loss) on
   investments................................   16,029,353      18,753,602        14,195,837       7,412,332      4,680,625
                                                -----------     -----------       -----------     -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS................   17,994,500      22,284,277        15,246,063       9,835,173      5,492,890
                                                -----------     -----------       -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $18,102,051     $22,269,634       $14,885,390     $11,453,254    $ 5,279,843
                                                ===========     ===========       ===========     ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                              FTVIP FRANKLIN
                               SMALL-MID CAP                                ALLIANCEBERNSTEIN
 MFS(R) GROWTH                    GROWTH         PRUDENTIAL                     LARGE CAP      PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  VP VALUE   SECURITIES FUND - JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS          FUND          CLASS 2      FOCUS PORTFOLIO  PORTFOLIO        CLASS B         PORTFOLIO     SERVICE SHARES
---------------- ----------- ----------------- --------------- -----------  ----------------- --------------- -----------------
  $64,474,846    $30,803,351    $30,316,921      $52,712,164   $30,760,095     $7,205,255      $116,216,364      $12,064,745
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------
  $64,474,846    $30,803,351    $30,316,921      $52,712,164   $30,760,095     $7,205,255      $116,216,364      $12,064,745
  ===========    ===========    ===========      ===========   ===========     ==========      ============      ===========

  $64,474,846    $30,803,351    $30,316,921      $52,712,164   $30,760,095     $7,205,255      $116,216,364      $12,064,745
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------
  $64,474,846    $30,803,351    $30,316,921      $52,712,164   $30,760,095     $7,205,255      $116,216,364      $12,064,745
  ===========    ===========    ===========      ===========   ===========     ==========      ============      ===========

   25,117,592     10,636,411     11,730,730       22,694,156    20,231,593      7,839,359        45,198,887        8,224,606
  ===========    ===========    ===========      ===========   ===========     ==========      ============      ===========

    1,650,239      3,645,367      1,116,234        2,547,712     2,281,906        173,120         6,171,873          357,580
  $     39.07    $      8.45    $     27.16      $     20.69   $     13.48     $    41.62      $      18.83      $     33.74
  $38,489,026    $24,387,707    $24,263,641      $32,669,800   $25,045,846     $4,796,807      $ 74,499,243      $ 7,323,621


                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                              FTVIP FRANKLIN
                               SMALL-MID CAP                                ALLIANCEBERNSTEIN
 MFS(R) GROWTH                    GROWTH         PRUDENTIAL                     LARGE CAP      PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  VP VALUE   SECURITIES FUND - JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS          FUND          CLASS 2      FOCUS PORTFOLIO  PORTFOLIO        CLASS B         PORTFOLIO     SERVICE SHARES
---------------- ----------- ----------------- --------------- -----------  ----------------- --------------- -----------------
   01/01/2013    01/01/2013     01/01/2013       01/01/2013    01/01/2013      01/01/2013       01/01/2013       01/01/2013
       TO            TO             TO               TO            TO              TO               TO               TO
   12/31/2013    12/31/2013     12/31/2013       12/31/2013    12/31/2013      12/31/2013       12/31/2013       12/31/2013
---------------- ----------- ----------------- --------------- -----------  ----------------- --------------- -----------------
  $   134,490    $   458,371    $         0      $         0   $   244,871     $        0      $          0      $    75,462
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------



      802,817        388,328        384,966          699,245       407,758         84,944         1,746,279          190,248

      802,817        388,328        384,966          699,245       407,758         84,944         1,746,279          190,248
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------

     (668,327)        70,043       (384,966)        (699,245)     (162,887)       (84,944)       (1,746,279)        (114,786)
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------

      426,007              0      1,773,937                0     2,070,853              0                 0                0
    2,131,378        565,316        440,543        2,458,494       736,206        328,966         5,557,886          670,788

   15,474,041      6,520,687      6,680,735       10,614,467     5,303,737      1,603,892        29,068,408        2,282,114
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------

   18,031,426      7,086,003      8,895,215       13,072,961     8,110,796      1,932,858        34,626,294        2,952,902
  -----------    -----------    -----------      -----------   -----------     ----------      ------------      -----------



  $17,363,099    $ 7,156,046    $ 8,510,249      $12,373,716   $ 7,947,909     $1,847,914      $ 32,880,015      $ 2,838,116
  ===========    ===========    ===========      ===========   ===========     ==========      ============      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                PRUDENTIAL SP                                          AST        AST SCHRODERS
                                                  PRUDENTIAL     PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    MULTI-ASSET
                                                U.S. EMERGING    INTERNATIONAL    INTERNATIONAL     LARGE-CAP    WORLD STRATEGIES
                                               GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO    PORTFOLIO
                                               ---------------- ---------------- --------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.   $137,597,753     $43,540,982      $41,162,674    $221,800,922    $2,636,511,509
                                                 ------------     -----------      -----------    ------------    --------------
  Net Assets..................................   $137,597,753     $43,540,982      $41,162,674    $221,800,922    $2,636,511,509
                                                 ============     ===========      ===========    ============    ==============

NET ASSETS, representing:
  Accumulation units..........................   $137,597,753     $43,540,982      $41,162,674    $221,800,922    $2,636,511,509
                                                 ------------     -----------      -----------    ------------    --------------
                                                 $137,597,753     $43,540,982      $41,162,674    $221,800,922    $2,636,511,509
                                                 ============     ===========      ===========    ============    ==============

  Units outstanding...........................     51,863,775      26,351,907       22,680,253      15,310,832       209,605,294
                                                 ============     ===========      ===========    ============    ==============

  Portfolio shares held.......................     12,705,240       6,911,267        5,177,695       9,426,304       166,762,271
  Portfolio net asset value per share.........   $      10.83     $      6.30      $      7.95    $      23.53    $        15.81
  Investment in portfolio shares, at cost.....   $ 90,436,460     $42,614,608      $41,370,808    $161,536,922    $2,222,553,569

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                PRUDENTIAL SP                                          AST        AST SCHRODERS
                                                  PRUDENTIAL     PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    MULTI-ASSET
                                                U.S. EMERGING    INTERNATIONAL    INTERNATIONAL     LARGE-CAP    WORLD STRATEGIES
                                               GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO    PORTFOLIO
                                               ---------------- ---------------- --------------- --------------- ----------------
                                                  01/01/2013       01/01/2013      01/01/2013      01/01/2013       01/01/2013
                                                      TO               TO              TO              TO               TO
                                                  12/31/2013       12/31/2013      12/31/2013      12/31/2013       12/31/2013
                                               ---------------- ---------------- --------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income.............................   $          0     $         0      $         0    $          0    $            0
                                                 ------------     -----------      -----------    ------------    --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      2,108,151         685,902          658,034       2,879,282        41,652,143

NET EXPENSES..................................      2,108,151         685,902          658,034       2,879,282        41,652,143
                                                 ------------     -----------      -----------    ------------    --------------

NET INVESTMENT INCOME (LOSS)..................     (2,108,151)       (685,902)        (658,034)     (2,879,282)      (41,652,143)
                                                 ------------     -----------      -----------    ------------    --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0               0                0               0                 0
  Realized gain (loss) on shares redeemed.....      5,814,409        (692,729)        (785,748)      7,376,679        34,206,705
  Net change in unrealized gain (loss) on
   investments................................     27,105,354       8,050,153        8,113,623      44,836,791       292,586,283
                                                 ------------     -----------      -----------    ------------    --------------

NET GAIN (LOSS) ON INVESTMENTS................     32,919,763       7,357,424        7,327,875      52,213,470       326,792,988
                                                 ------------     -----------      -----------    ------------    --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 30,811,612     $ 6,671,522      $ 6,669,841    $ 49,334,188    $  285,140,845
                                                 ============     ===========      ===========    ============    ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                AST J.P. MORGAN  AST HERNDON                                                                    AST GOLDMAN
 AST COHEN &       STRATEGIC      LARGE-CAP                   AST FEDERATED                                        SACHS
STEERS REALTY    OPPORTUNITIES      VALUE     AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED
  PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
-------------   --------------- ------------  -------------- ---------------- --------------- --------------- ----------------
$186,234,548    $1,639,216,534  $156,740,923   $216,591,340    $165,527,400    $104,910,530    $116,350,334     $158,293,914
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------
$186,234,548    $1,639,216,534  $156,740,923   $216,591,340    $165,527,400    $104,910,530    $116,350,334     $158,293,914
============    ==============  ============   ============    ============    ============    ============     ============

$186,234,548    $1,639,216,534  $156,740,923   $216,591,340    $165,527,400    $104,910,530    $116,350,334     $158,293,914
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------
$186,234,548    $1,639,216,534  $156,740,923   $216,591,340    $165,527,400    $104,910,530    $116,350,334     $158,293,914
============    ==============  ============   ============    ============    ============    ============     ============

  13,244,438       131,616,515    10,554,251     16,564,062      10,131,377       6,398,667       7,037,534       10,275,322
============    ==============  ============   ============    ============    ============    ============     ============

  24,601,658       105,077,983    12,216,752     26,381,406      12,207,035       5,903,800       5,675,626        3,893,112
$       7.57    $        15.60  $      12.83   $       8.21    $      13.56    $      17.77    $      20.50     $      40.66
$174,187,693    $1,395,233,081  $114,163,535   $197,518,302    $118,150,509    $ 76,989,498    $ 84,003,317     $117,218,733


                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                AST J.P. MORGAN  AST HERNDON                                                                    AST GOLDMAN
 AST COHEN &       STRATEGIC      LARGE-CAP                   AST FEDERATED                                        SACHS
STEERS REALTY    OPPORTUNITIES      VALUE     AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED
  PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
-------------   --------------- ------------  -------------- ---------------- --------------- --------------- ----------------
 01/01/2013       01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013      01/01/2013       01/01/2013
     TO               TO             TO             TO              TO              TO              TO               TO
 12/31/2013       12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013      12/31/2013       12/31/2013
-------------   --------------- ------------  -------------- ---------------- --------------- --------------- ----------------
$          0    $            0  $          0   $          0    $          0    $          0    $          0     $          0
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------

   3,272,162        25,875,892     2,332,094      3,514,494       2,278,495       1,606,358       1,654,239        2,363,887

   3,272,162        25,875,892     2,332,094      3,514,494       2,278,495       1,606,358       1,654,239        2,363,887
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------

  (3,272,162)      (25,875,892)   (2,332,094)    (3,514,494)     (2,278,495)     (1,606,358)     (1,654,239)      (2,363,887)
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------

           0                 0             0              0               0               0               0                0
   5,322,439        18,307,779     5,859,440      5,057,901       6,712,556       5,136,019       5,667,353        6,599,021

  (1,404,001)      141,188,880    35,292,752      9,395,508      40,557,338      20,238,075      24,022,796       29,022,123
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------

   3,918,438       159,496,659    41,152,192     14,453,409      47,269,894      25,374,094      29,690,149       35,621,144
------------    --------------  ------------   ------------    ------------    ------------    ------------     ------------

$    646,276    $  133,620,767  $ 38,820,098   $ 10,938,915    $ 44,991,399    $ 23,767,736    $ 28,035,910     $ 33,257,257
============    ==============  ============   ============    ============    ============    ============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                    AST LOOMIS
                                                 AST GOLDMAN                    AST LORD ABBETT       SAYLES          AST
                                                SACHS MID-CAP    AST LARGE-CAP     CORE FIXED       LARGE-CAP      MFS GROWTH
                                               GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               ---------------- --------------- ---------------- ---------------- ------------
ASSETS
  Investment in the portfolios, at fair value.   $261,949,491    $365,288,606     $533,925,206     $255,014,042   $113,750,049
                                                 ------------    ------------     ------------     ------------   ------------
  Net Assets..................................   $261,949,491    $365,288,606     $533,925,206     $255,014,042   $113,750,049
                                                 ============    ============     ============     ============   ============

NET ASSETS, representing:
  Accumulation units..........................   $261,949,491    $365,288,606     $533,925,206     $255,014,042   $113,750,049
                                                 ------------    ------------     ------------     ------------   ------------
                                                 $261,949,491    $365,288,606     $533,925,206     $255,014,042   $113,750,049
                                                 ============    ============     ============     ============   ============

  Units outstanding...........................     15,464,440      25,383,341       46,780,133       16,363,267      7,176,134
                                                 ============    ============     ============     ============   ============

  Portfolio shares held.......................     37,744,883      18,393,183       47,375,795        8,739,343      7,449,250
  Portfolio net asset value per share.........   $       6.94    $      19.86     $      11.27     $      29.18   $      15.27
  Investment in portfolio shares, at cost.....   $201,044,760    $266,207,203     $534,353,736     $181,471,243   $ 82,358,999

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                    AST LOOMIS
                                                 AST GOLDMAN                    AST LORD ABBETT       SAYLES          AST
                                                SACHS MID-CAP    AST LARGE-CAP     CORE FIXED       LARGE-CAP      MFS GROWTH
                                               GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               ---------------- --------------- ---------------- ---------------- ------------
                                                  01/01/2013      01/01/2013       01/01/2013       01/01/2013     01/01/2013
                                                      TO              TO               TO               TO             TO
                                                  12/31/2013      12/31/2013       12/31/2013       12/31/2013     12/31/2013
                                               ---------------- --------------- ---------------- ---------------- ------------
INVESTMENT INCOME
  Dividend income.............................   $          0    $          0     $          0     $          0   $          0
                                                 ------------    ------------     ------------     ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      3,809,777       3,661,534        7,286,099        3,586,711      1,428,777

NET EXPENSES..................................      3,809,777       3,661,534        7,286,099        3,586,711      1,428,777
                                                 ------------    ------------     ------------     ------------   ------------

NET INVESTMENT INCOME (LOSS)..................     (3,809,777)     (3,661,534)      (7,286,099)      (3,586,711)    (1,428,777)
                                                 ------------    ------------     ------------     ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0               0                0                0              0
  Realized gain (loss) on shares redeemed.....      6,322,862       9,369,298        1,123,229        9,832,848      4,446,624
  Net change in unrealized gain (loss) on
   investments................................     54,767,800      90,428,486      (11,911,336)      61,003,852     25,018,462
                                                 ------------    ------------     ------------     ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................     61,090,662      99,797,784      (10,788,107)      70,836,700     29,465,086
                                                 ------------    ------------     ------------     ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 57,280,885    $ 96,136,250     $(18,074,206)    $ 67,249,989   $ 28,036,309
                                                 ============    ============     ============     ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7


                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER                       AST                           AST              AST
AST NEUBERGER    BERMAN / LSV     AST PIMCO     T. ROWE PRICE  AST QMA US     T. ROWE PRICE    T. ROWE PRICE
BERMAN MID-CAP   MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA  NATURAL RESOURCES ASSET ALLOCATION  AST MFS GLOBAL
GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO        PORTFOLIO        PORTFOLIO     EQUITY PORTFOLIO
---------------- ------------- ---------------- ------------- ------------  ----------------- ---------------- ----------------
  $273,973,887   $259,477,265    $185,800,284   $306,640,049  $103,101,788    $333,568,421     $7,295,773,746    $320,306,026
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------
  $273,973,887   $259,477,265    $185,800,284   $306,640,049  $103,101,788    $333,568,421     $7,295,773,746    $320,306,026
  ============   ============    ============   ============  ============    ============     ==============    ============

  $273,973,887   $259,477,265    $185,800,284   $306,640,049  $103,101,788    $333,568,421     $7,295,773,746    $320,306,026
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------
  $273,973,887   $259,477,265    $185,800,284   $306,640,049  $103,101,788    $333,568,421     $7,295,773,746    $320,306,026
  ============   ============    ============   ============  ============    ============     ==============    ============

    16,795,002     15,233,966      17,793,464     21,980,538     6,346,657      29,033,620        535,636,451      20,596,304
  ============   ============    ============   ============  ============    ============     ==============    ============

     8,463,821     10,780,111      17,951,718     24,889,614     5,724,697      14,675,249        327,458,427      21,142,312
  $      32.37   $      24.07    $      10.35   $      12.32  $      18.01    $      22.73     $        22.28    $      15.15
  $202,952,903   $186,909,532    $189,429,767   $230,505,565  $ 77,177,920    $299,544,679     $5,948,718,682    $243,792,320


                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER                       AST                           AST              AST
AST NEUBERGER    BERMAN / LSV     AST PIMCO     T. ROWE PRICE  AST QMA US     T. ROWE PRICE    T. ROWE PRICE
BERMAN MID-CAP   MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA  NATURAL RESOURCES ASSET ALLOCATION  AST MFS GLOBAL
GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO        PORTFOLIO        PORTFOLIO     EQUITY PORTFOLIO
---------------- ------------- ---------------- ------------- ------------  ----------------- ---------------- ----------------
   01/01/2013     01/01/2013      01/01/2013     01/01/2013    01/01/2013      01/01/2013        01/01/2013       01/01/2013
       TO             TO              TO             TO            TO              TO                TO               TO
   12/31/2013     12/31/2013      12/31/2013     12/31/2013    12/31/2013      12/31/2013        12/31/2013       12/31/2013
---------------- ------------- ---------------- ------------- ------------  ----------------- ---------------- ----------------
  $          0   $          0    $          0   $          0  $          0    $          0     $            0    $          0
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

     3,561,884      3,344,071       3,289,358      3,590,819     1,490,144       5,536,439        103,215,691       4,037,356

     3,561,884      3,344,071       3,289,358      3,590,819     1,490,144       5,536,439        103,215,691       4,037,356
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

    (3,561,884)    (3,344,071)     (3,289,358)    (3,590,819)   (1,490,144)     (5,536,439)      (103,215,691)     (4,037,356)
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

             0              0               0              0             0               0                  0               0
     7,815,474      8,607,072        (897,198)     7,388,337     3,897,350       1,916,800         47,950,511       7,382,484
    56,991,025     57,827,143      (3,686,135)    59,177,431    20,138,150      42,300,106        935,275,273      54,371,515
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

    64,806,499     66,434,215      (4,583,333)    66,565,768    24,035,500      44,216,906        983,225,784      61,753,999
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

  $ 61,244,615   $ 63,090,144    $ (7,872,691)  $ 62,974,949  $ 22,545,356    $ 38,680,467     $  880,010,093    $ 57,716,643
  ============   ============    ============   ============  ============    ============     ==============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                                                    AST                        AST ACADEMIC
                                                                     AST        WELLINGTON     AST CAPITAL      STRATEGIES
                                               AST J.P. MORGAN    TEMPLETON     MANAGEMENT     GROWTH ASSET       ASSET
                                                INTERNATIONAL    GLOBAL BOND   HEDGED EQUITY    ALLOCATION      ALLOCATION
                                               EQUITY PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               ---------------- ------------  --------------  --------------  --------------
ASSETS
  Investment in the portfolios, at fair value.   $207,308,532   $197,497,290  $1,219,180,055  $6,496,922,673  $4,268,987,509
                                                 ------------   ------------  --------------  --------------  --------------
  Net Assets..................................   $207,308,532   $197,497,290  $1,219,180,055  $6,496,922,673  $4,268,987,509
                                                 ============   ============  ==============  ==============  ==============

NET ASSETS, representing:
  Accumulation units..........................   $207,308,532   $197,497,290  $1,219,180,055  $6,496,922,673  $4,268,987,509
                                                 ------------   ------------  --------------  --------------  --------------
                                                 $207,308,532   $197,497,290  $1,219,180,055  $6,496,922,673  $4,268,987,509
                                                 ============   ============  ==============  ==============  ==============

  Units outstanding...........................     16,428,334     19,027,712     106,042,703     477,773,399     351,118,214
                                                 ============   ============  ==============  ==============  ==============

  Portfolio shares held.......................      8,094,827     18,337,724     101,683,074     463,734,666     339,617,145
  Portfolio net asset value per share.........   $      25.61   $      10.77  $        11.99  $        14.01  $        12.57
  Investment in portfolio shares, at cost.....   $169,223,540   $202,793,010  $1,029,085,744  $5,071,084,661  $3,635,815,787

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                                                    AST                        AST ACADEMIC
                                                                     AST        WELLINGTON     AST CAPITAL      STRATEGIES
                                               AST J.P. MORGAN    TEMPLETON     MANAGEMENT     GROWTH ASSET       ASSET
                                                INTERNATIONAL    GLOBAL BOND   HEDGED EQUITY    ALLOCATION      ALLOCATION
                                               EQUITY PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               ---------------- ------------  --------------  --------------  --------------
                                                  01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013
                                                      TO             TO             TO              TO              TO
                                                  12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013
                                               ---------------- ------------  --------------  --------------  --------------
INVESTMENT INCOME
  Dividend income.............................   $          0   $          0  $            0  $            0  $            0
                                                 ------------   ------------  --------------  --------------  --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      3,010,429      2,865,066      14,211,647      95,236,042      72,491,342

NET EXPENSES..................................      3,010,429      2,865,066      14,211,647      95,236,042      72,491,342
                                                 ------------   ------------  --------------  --------------  --------------

NET INVESTMENT INCOME (LOSS)..................     (3,010,429)    (2,865,066)    (14,211,647)    (95,236,042)    (72,491,342)
                                                 ------------   ------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0              0               0               0               0
  Realized gain (loss) on shares redeemed.....      4,512,739     (1,865,637)      9,008,494      59,835,011      68,552,302
  Net change in unrealized gain (loss) on
   investments................................     20,942,640     (6,319,612)    152,255,220   1,064,403,514     314,173,931
                                                 ------------   ------------  --------------  --------------  --------------

NET GAIN (LOSS) ON INVESTMENTS................     25,455,379     (8,185,249)    161,263,714   1,124,238,525     382,726,233
                                                 ------------   ------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 22,444,950   $(11,050,315) $  147,052,067  $1,029,002,483  $  310,234,891
                                                 ============   ============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                       AST                                                             AST
 AST BALANCED      PRESERVATION                   AST PRUDENTIAL                  T. ROWE PRICE                   AST
    ASSET             ASSET       AST FI PYRAMIS      GROWTH       AST ADVANCED     LARGE-CAP       AST        SMALL-CAP
  ALLOCATION        ALLOCATION     QUANTITATIVE     ALLOCATION      STRATEGIES       GROWTH     MONEY MARKET     GROWTH
  PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO
--------------    --------------  --------------  --------------  --------------  ------------- ------------  ------------
$6,621,022,037    $4,626,397,788  $3,164,359,014  $3,842,655,603  $5,785,627,771  $533,489,977  $213,351,383  $209,243,993
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------
$6,621,022,037    $4,626,397,788  $3,164,359,014  $3,842,655,603  $5,785,627,771  $533,489,977  $213,351,383  $209,243,993
==============    ==============  ==============  ==============  ==============  ============  ============  ============

$6,621,022,037    $4,626,397,788  $3,164,359,014  $3,842,655,603  $5,785,627,771  $533,489,977  $213,351,383  $209,243,993
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------
$6,621,022,037    $4,626,397,788  $3,164,359,014  $3,842,655,603  $5,785,627,771  $533,489,977  $213,351,383  $209,243,993
==============    ==============  ==============  ==============  ==============  ============  ============  ============

   500,114,203       372,081,247     248,285,247     296,876,303     426,587,465    30,310,526    22,470,117    11,797,325
==============    ==============  ==============  ==============  ==============  ============  ============  ============

   479,784,206       351,549,984     269,536,543     321,292,274     410,911,063    25,885,006   213,351,383     6,831,342
$        13.80    $        13.16  $        11.74  $        11.96  $        14.08  $      20.61  $       1.00  $      30.63
$5,295,335,574    $4,059,690,000  $2,648,475,123  $3,202,291,296  $4,718,732,162  $362,700,520  $213,351,383  $154,463,851


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                       AST                                                             AST
 AST BALANCED      PRESERVATION                   AST PRUDENTIAL                  T. ROWE PRICE                   AST
    ASSET             ASSET       AST FI PYRAMIS      GROWTH       AST ADVANCED     LARGE-CAP       AST        SMALL-CAP
  ALLOCATION        ALLOCATION     QUANTITATIVE     ALLOCATION      STRATEGIES       GROWTH     MONEY MARKET     GROWTH
  PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO
--------------    --------------  --------------  --------------  --------------  ------------- ------------  ------------
  01/01/2013        01/01/2013      01/01/2013      01/01/2013      01/01/2013     01/01/2013    01/01/2013    01/01/2013
      TO                TO              TO              TO              TO             TO            TO            TO
  12/31/2013        12/31/2013      12/31/2013      12/31/2013      12/31/2013     12/31/2013    12/31/2013    12/31/2013
--------------    --------------  --------------  --------------  --------------  ------------- ------------  ------------
$            0    $            0  $            0  $            0  $            0  $          0  $          0  $          0
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

    99,031,672        77,511,909      46,384,766      55,749,541      83,973,577     7,166,270     3,881,312     2,938,361

    99,031,672        77,511,909      46,384,766      55,749,541      83,973,577     7,166,270     3,881,312     2,938,361
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

   (99,031,672)      (77,511,909)    (46,384,766)    (55,749,541)    (83,973,577)   (7,166,270)   (3,881,312)   (2,938,361)
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

             0                 0               0               0               0             0             0             0
    70,953,758        63,429,301      24,356,472      46,043,311      40,148,567    19,155,374             0     8,559,959
   896,673,451       334,261,391     365,241,460     475,568,287     729,496,156   137,633,132             0    41,010,364
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

   967,627,209       397,690,692     389,597,932     521,611,598     769,644,723   156,788,506             0    49,570,323
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

$  868,595,537    $  320,178,783  $  343,213,166  $  465,862,057  $  685,671,146  $149,622,236  $ (3,881,312) $ 46,631,962
==============    ==============  ==============  ==============  ==============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                     AST            AST           AST          NVIT         AST
                                                 PIMCO TOTAL   INTERNATIONAL INTERNATIONAL  DEVELOPING   INVESTMENT
                                                 RETURN BOND       VALUE        GROWTH       MARKETS     GRADE BOND
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO       FUND      PORTFOLIO
                                               --------------  ------------- ------------- -----------  ------------
ASSETS
  Investment in the portfolios, at fair value. $2,248,671,453   $92,461,154  $206,639,394  $10,904,677  $621,532,307
                                               --------------   -----------  ------------  -----------  ------------
  Net Assets.................................. $2,248,671,453   $92,461,154  $206,639,394  $10,904,677  $621,532,307
                                               ==============   ===========  ============  ===========  ============

NET ASSETS, representing:
  Accumulation units.......................... $2,248,671,453   $92,461,154  $206,639,394  $10,904,677  $621,532,307
                                               --------------   -----------  ------------  -----------  ------------
                                               $2,248,671,453   $92,461,154  $206,639,394  $10,904,677  $621,532,307
                                               ==============   ===========  ============  ===========  ============

  Units outstanding...........................    201,354,458     7,524,472    17,172,146      742,948    48,729,870
                                               ==============   ===========  ============  ===========  ============

  Portfolio shares held.......................    182,967,571     5,038,755    14,634,518    1,747,544    97,266,402
  Portfolio net asset value per share......... $        12.29   $     18.35  $      14.12  $      6.24  $       6.39
  Investment in portfolio shares, at cost..... $2,217,777,553   $75,634,047  $161,080,440  $13,167,318  $617,611,369

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                     AST            AST           AST          NVIT         AST
                                                 PIMCO TOTAL   INTERNATIONAL INTERNATIONAL  DEVELOPING   INVESTMENT
                                                 RETURN BOND       VALUE        GROWTH       MARKETS     GRADE BOND
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO       FUND      PORTFOLIO
                                               --------------  ------------- ------------- -----------  ------------
                                                 01/01/2013     01/01/2013    01/01/2013    01/01/2013   01/01/2013
                                                     TO             TO            TO            TO           TO
                                                 12/31/2013     12/31/2013    12/31/2013    12/31/2013   12/31/2013
                                               --------------  ------------- ------------- -----------  ------------
INVESTMENT INCOME
  Dividend income............................. $            0   $         0  $          0  $   111,980  $          0
                                               --------------   -----------  ------------  -----------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     38,927,585     1,351,139     2,208,975      196,960    20,405,294

NET EXPENSES..................................     38,927,585     1,351,139     2,208,975      196,960    20,405,294
                                               --------------   -----------  ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS)..................    (38,927,585)   (1,351,139)   (2,208,975)     (84,980)  (20,405,294)
                                               --------------   -----------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0             0             0            0             0
  Realized gain (loss) on shares redeemed.....      6,281,303     1,828,020     3,011,448     (700,866)   45,474,885
  Net change in unrealized gain (loss) on
   investments................................    (54,331,412)   12,326,023    29,413,294      518,672   (55,708,223)
                                               --------------   -----------  ------------  -----------  ------------

NET GAIN (LOSS) ON INVESTMENTS................    (48,050,109)   14,154,043    32,424,742     (182,194)  (10,233,338)
                                               --------------   -----------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $  (86,977,694)  $12,802,904  $ 30,215,767  $  (267,174) $(30,638,632)
                                               ==============   ===========  ============  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                           AST PARAMETRIC
  AST WESTERN                                 AST GLOBAL      EMERGING      AST GOLDMAN    AST SCHRODERS     AST RCM
ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY SACHS SMALL-CAP GLOBAL TACTICAL  WORLD TRENDS
BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------- -------------- -------------- -----------  -------------- --------------- --------------- --------------
 $433,900,626    $103,179,417   $20,191,487   $82,370,919   $237,959,556   $301,627,095   $3,115,314,824  $3,225,998,690
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------
 $433,900,626    $103,179,417   $20,191,487   $82,370,919   $237,959,556   $301,627,095   $3,115,314,824  $3,225,998,690
 ============    ============   ===========   ===========   ============   ============   ==============  ==============

 $433,900,626    $103,179,417   $20,191,487   $82,370,919   $237,959,556   $301,627,095   $3,115,314,824  $3,225,998,690
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------
 $433,900,626    $103,179,417   $20,191,487   $82,370,919   $237,959,556   $301,627,095   $3,115,314,824  $3,225,998,690
 ============    ============   ===========   ===========   ============   ============   ==============  ==============

   38,646,845       8,868,288     1,691,166     6,106,874     22,889,863     17,117,415      229,670,371     262,920,377
 ============    ============   ===========   ===========   ============   ============   ==============  ==============

   41,089,074       8,583,978     2,049,897     8,371,028     26,528,379     17,943,313      222,522,487     280,765,769
 $      10.56    $      12.02   $      9.85   $      9.84   $       8.97   $      16.81   $        14.00  $        11.49
 $435,131,503    $101,215,374   $21,264,179   $74,204,778   $227,191,039   $212,170,538   $2,523,648,724  $2,793,938,114


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                           AST PARAMETRIC
  AST WESTERN                                 AST GLOBAL      EMERGING      AST GOLDMAN    AST SCHRODERS     AST RCM
ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY SACHS SMALL-CAP GLOBAL TACTICAL  WORLD TRENDS
BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------- -------------- -------------- -----------  -------------- --------------- --------------- --------------
  01/01/2013      01/01/2013     01/01/2013   01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013
      TO              TO             TO           TO             TO             TO              TO              TO
  12/31/2013      12/31/2013     12/31/2013   12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013
--------------- -------------- -------------- -----------  -------------- --------------- --------------- --------------
 $          0    $          0   $         0   $         0   $          0   $          0   $            0  $            0
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------



    7,158,648       3,055,944       532,899     1,401,476      3,873,173      4,041,940       43,827,707      46,536,325

    7,158,648       3,055,944       532,899     1,401,476      3,873,173      4,041,940       43,827,707      46,536,325
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------

   (7,158,648)     (3,055,944)     (532,899)   (1,401,476)    (3,873,173)    (4,041,940)     (43,827,707)    (46,536,325)
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------

            0               0             0             0              0              0                0               0
     (123,284)      3,945,623      (922,958)    2,848,012       (521,022)    10,406,854       22,736,138      19,871,313

   (6,396,206)     (7,897,543)     (120,716)     (469,758)    (1,225,925)    68,757,326      416,617,246     318,894,049
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------

   (6,519,490)     (3,951,920)   (1,043,674)    2,378,254     (1,746,947)    79,164,180      439,353,384     338,765,362
 ------------    ------------   -----------   -----------   ------------   ------------   --------------  --------------


 $(13,678,138)   $ (7,007,864)  $(1,576,573)  $   976,778   $ (5,620,120)  $ 75,122,240   $  395,525,677  $  292,229,037
 ============    ============   ===========   ===========   ============   ============   ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                               AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                               GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS
                                                  PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO      SERVICES    PORTFOLIO
                                               --------------- --------------- ----------------- ---------- --------------
ASSETS
  Investment in the portfolios, at fair value. $2,077,440,086  $1,929,095,433   $2,122,569,187    $518,459     $404,042
                                               --------------  --------------   --------------    --------     --------
  Net Assets.................................. $2,077,440,086  $1,929,095,433   $2,122,569,187    $518,459     $404,042
                                               ==============  ==============   ==============    ========     ========

NET ASSETS, representing:
  Accumulation units.......................... $2,077,440,086  $1,929,095,433   $2,122,569,187    $518,459     $404,042
                                               --------------  --------------   --------------    --------     --------
                                               $2,077,440,086  $1,929,095,433   $2,122,569,187    $518,459     $404,042
                                               ==============  ==============   ==============    ========     ========

  Units outstanding...........................    155,830,286     160,349,399      157,736,679      27,168       25,017
                                               ==============  ==============   ==============    ========     ========

  Portfolio shares held.......................    165,269,697     165,872,350      168,591,675       9,080        7,898
  Portfolio net asset value per share......... $        12.57  $        11.63   $        12.59    $  57.10     $  51.16
  Investment in portfolio shares, at cost..... $1,707,503,945  $1,709,416,185   $1,735,228,822    $401,835     $323,180

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                               AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                               GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS
                                                  PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO      SERVICES    PORTFOLIO
                                               --------------- --------------- ----------------- ---------- --------------
                                                 01/01/2013      01/01/2013       01/01/2013     01/01/2013   01/01/2013
                                                     TO              TO               TO             TO           TO
                                                 12/31/2013      12/31/2013       12/31/2013     12/31/2013   12/31/2013
                                               --------------- --------------- ----------------- ---------- --------------
INVESTMENT INCOME
  Dividend income............................. $            0  $            0   $            0    $    795     $  2,502
                                               --------------  --------------   --------------    --------     --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     29,684,371      29,032,146       28,885,572       4,300        4,050

NET EXPENSES..................................     29,684,371      29,032,146       28,885,572       4,300        4,050
                                               --------------  --------------   --------------    --------     --------

NET INVESTMENT INCOME (LOSS)..................    (29,684,371)    (29,032,146)     (28,885,572)     (3,505)      (1,548)
                                               --------------  --------------   --------------    --------     --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0               0                0         901            0
  Realized gain (loss) on shares redeemed.....     18,941,609      17,424,373       12,009,448      15,030       53,145
  Net change in unrealized gain (loss) on
   investments................................    255,564,038     146,478,565      293,557,493      96,045       42,117
                                               --------------  --------------   --------------    --------     --------

NET GAIN (LOSS) ON INVESTMENTS................    274,505,647     163,902,938      305,566,941     111,976       95,262
                                               --------------  --------------   --------------    --------     --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $  244,821,276  $  134,870,792   $  276,681,369    $108,471     $ 93,714
                                               ==============  ==============   ==============    ========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                  SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------
                                    PROFUND VP PROFUND VP             PROFUND VP  PROFUND VP
PROFUND VP  PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP   SMALL-CAP
FINANCIALS  HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH      VALUE
----------  ----------- ----------- ---------- ---------- ----------- ----------  ----------
 $863,069   $1,795,350   $421,843    $628,203   $759,404   $446,378   $1,183,248   $448,176
 --------   ----------   --------    --------   --------   --------   ----------   --------
 $863,069   $1,795,350   $421,843    $628,203   $759,404   $446,378   $1,183,248   $448,176
 ========   ==========   ========    ========   ========   ========   ==========   ========

 $863,069   $1,795,350   $421,843    $628,203   $759,404   $446,378   $1,183,248   $448,176
 --------   ----------   --------    --------   --------   --------   ----------   --------
 $863,069   $1,795,350   $421,843    $628,203   $759,404   $446,378   $1,183,248   $448,176
 ========   ==========   ========    ========   ========   ========   ==========   ========

   95,105      103,938     29,286      41,666     50,948     43,744       67,635     28,475
 ========   ==========   ========    ========   ========   ========   ==========   ========

   30,846       34,720      7,367      12,557     19,849      8,747       27,505     10,727
 $  27.98   $    51.71   $  57.26    $  50.03   $  38.26   $  51.03   $    43.02   $  41.78
 $660,313   $1,366,089   $295,253    $480,002   $573,346   $412,682   $  974,648   $325,176


                                  SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------
                                    PROFUND VP PROFUND VP             PROFUND VP  PROFUND VP
PROFUND VP  PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP   SMALL-CAP
FINANCIALS  HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH      VALUE
----------  ----------- ----------- ---------- ---------- ----------- ----------  ----------
01/01/2013  01/01/2013  01/01/2013  01/01/2013 01/01/2013 01/01/2013  01/01/2013  01/01/2013
    TO          TO          TO          TO         TO         TO          TO          TO
12/31/2013  12/31/2013  12/31/2013  12/31/2013 12/31/2013 12/31/2013  12/31/2013  12/31/2013
----------  ----------- ----------- ---------- ---------- ----------- ----------  ----------
 $  4,125   $    4,513   $  1,930    $      0   $  2,689   $  6,517   $        0   $    992
 --------   ----------   --------    --------   --------   --------   ----------   --------

   13,754       19,316      4,540       7,999      8,334      8,618        7,898      4,783

   13,754       19,316      4,540       7,999      8,334      8,618        7,898      4,783
 --------   ----------   --------    --------   --------   --------   ----------   --------

   (9,629)     (14,803)    (2,610)     (7,999)    (5,645)    (2,101)      (7,898)    (3,791)
 --------   ----------   --------    --------   --------   --------   ----------   --------

        0            0          0           0          0          0       35,356          0
  150,133      218,079     27,513      25,303     98,924     24,618       37,662     50,523
  100,720      254,121     87,024     116,934     96,996    (32,908)     171,210     84,218
 --------   ----------   --------    --------   --------   --------   ----------   --------

  250,853      472,200    114,537     142,237    195,920     (8,290)     244,228    134,741
 --------   ----------   --------    --------   --------   --------   ----------   --------

 $241,224   $  457,397   $111,927    $134,238   $190,275   $(10,391)  $  236,330   $130,950
 ========   ==========   ========    ========   ========   ========   ==========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                                                                         AST
                                                                                                       JENNISON
                                                                             PROFUND VP  PROFUND VP   LARGE-CAP
                                                   PROFUND VP     PROFUND VP LARGE-CAP   LARGE-CAP      VALUE
                                               TELECOMMUNICATIONS UTILITIES    GROWTH      VALUE      PORTFOLIO
                                               ------------------ ---------- ----------  ----------  -----------
ASSETS
  Investment in the portfolios, at fair value.      $161,079       $559,971  $1,188,375  $1,312,378  $84,817,368
                                                    --------       --------  ----------  ----------  -----------
  Net Assets..................................      $161,079       $559,971  $1,188,375  $1,312,378  $84,817,368
                                                    ========       ========  ==========  ==========  ===========

NET ASSETS, representing:
  Accumulation units..........................      $161,079       $559,971  $1,188,375  $1,312,378  $84,817,368
                                                    --------       --------  ----------  ----------  -----------
                                                    $161,079       $559,971  $1,188,375  $1,312,378  $84,817,368
                                                    ========       ========  ==========  ==========  ===========

  Units outstanding...........................        14,233         49,162      83,825     104,670    5,993,027
                                                    ========       ========  ==========  ==========  ===========

  Portfolio shares held.......................        18,367         15,963      23,416      37,358    5,121,822
  Portfolio net asset value per share.........      $   8.77       $  35.08  $    50.75  $    35.13  $     16.56
  Investment in portfolio shares, at cost.....      $148,584       $498,186  $  850,245  $1,006,325  $63,902,404

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                                                                         AST
                                                                                                       JENNISON
                                                                             PROFUND VP  PROFUND VP   LARGE-CAP
                                                   PROFUND VP     PROFUND VP LARGE-CAP   LARGE-CAP      VALUE
                                               TELECOMMUNICATIONS UTILITIES    GROWTH      VALUE      PORTFOLIO
                                               ------------------ ---------- ----------  ----------  -----------
                                                   01/01/2013     01/01/2013 01/01/2013  01/01/2013   01/01/2013
                                                       TO             TO         TO          TO           TO
                                                   12/31/2013     12/31/2013 12/31/2013  12/31/2013   12/31/2013
                                               ------------------ ---------- ----------  ----------  -----------
INVESTMENT INCOME
  Dividend income.............................      $  3,827       $ 17,109  $    3,312  $   10,958  $         0
                                                    --------       --------  ----------  ----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................         2,616          8,407      14,493      15,527    1,255,493

NET EXPENSES..................................         2,616          8,407      14,493      15,527    1,255,493
                                                    --------       --------  ----------  ----------  -----------

NET INVESTMENT INCOME (LOSS)..................         1,211          8,702     (11,181)     (4,569)  (1,255,493)
                                                    --------       --------  ----------  ----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........         5,794              0           0           0            0
  Realized gain (loss) on shares redeemed.....        13,104         41,411      24,831      52,887    3,213,462
  Net change in unrealized gain (loss) on
   investments................................        (4,089)        29,987     235,938     209,553   16,406,066
                                                    --------       --------  ----------  ----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................        14,809         71,398     260,769     262,440   19,619,528
                                                    --------       --------  ----------  ----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................      $ 16,020       $ 80,100  $  249,588  $  257,871  $18,364,035
                                                    ========       ========  ==========  ==========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                              WELLS FARGO  WELLS FARGO  WELLS FARGO    WELLS FARGO
AST JENNISON                                                 ADVANTAGE VT  ADVANTAGE VT ADVANTAGE VT  ADVANTAGE VT
 LARGE-CAP                                                   INTERNATIONAL OMEGA GROWTH  SMALL CAP   SMALL CAP VALUE
   GROWTH          AST BOND       AST BOND       AST BOND     EQUITY FUND      FUND     GROWTH FUND       FUND
 PORTFOLIO      PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021    CLASS 1      CLASS 1      CLASS 1        CLASS 1
------------    -------------- -------------- -------------- ------------- ------------ ------------ ---------------
$114,261,076     $30,751,032    $98,017,645    $ 81,707,172    $596,605     $1,416,984    $602,307     $1,184,928
------------     -----------    -----------    ------------    --------     ----------    --------     ----------
$114,261,076     $30,751,032    $98,017,645    $ 81,707,172    $596,605     $1,416,984    $602,307     $1,184,928
============     ===========    ===========    ============    ========     ==========    ========     ==========

$114,261,076     $30,751,032    $98,017,645    $ 81,707,172    $596,605     $1,416,984    $602,307     $1,184,928
------------     -----------    -----------    ------------    --------     ----------    --------     ----------
$114,261,076     $30,751,032    $98,017,645    $ 81,707,172    $596,605     $1,416,984    $602,307     $1,184,928
============     ===========    ===========    ============    ========     ==========    ========     ==========

   7,114,061       2,612,664      8,654,724       6,858,333      36,614        472,750      33,271         86,455
============     ===========    ===========    ============    ========     ==========    ========     ==========

   5,966,636       4,983,960      8,236,777       6,280,336     108,870         43,227      53,207        110,534
$      19.15     $      6.17    $     11.90    $      13.01    $   5.48     $    32.78    $  11.32     $    10.72
$ 83,211,525     $31,280,633    $96,103,411    $ 82,338,705    $516,175     $  905,295    $368,946     $  853,392


                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                              WELLS FARGO  WELLS FARGO  WELLS FARGO    WELLS FARGO
AST JENNISON                                                 ADVANTAGE VT  ADVANTAGE VT ADVANTAGE VT  ADVANTAGE VT
 LARGE-CAP                                                   INTERNATIONAL OMEGA GROWTH  SMALL CAP   SMALL CAP VALUE
   GROWTH          AST BOND       AST BOND       AST BOND     EQUITY FUND      FUND     GROWTH FUND       FUND
 PORTFOLIO      PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021    CLASS 1      CLASS 1      CLASS 1        CLASS 1
------------    -------------- -------------- -------------- ------------- ------------ ------------ ---------------
 01/01/2013       01/01/2013     01/01/2013     01/01/2013    01/01/2013    01/01/2013   01/01/2013    01/01/2013
     TO               TO             TO             TO            TO            TO           TO            TO
 12/31/2013       12/31/2013     12/31/2013     12/31/2013    12/31/2013    12/31/2013   12/31/2013    12/31/2013
------------    -------------- -------------- -------------- ------------- ------------ ------------ ---------------
$          0     $         0    $         0    $          0    $ 14,176     $    4,717    $      0     $   12,383
------------     -----------    -----------    ------------    --------     ----------    --------     ----------



   1,579,698         366,945      2,925,127       3,004,419      10,140         20,263       9,575         21,446

   1,579,698         366,945      2,925,127       3,004,419      10,140         20,263       9,575         21,446
------------     -----------    -----------    ------------    --------     ----------    --------     ----------

  (1,579,698)       (366,945)    (2,925,127)     (3,004,419)      4,036        (15,546)     (9,575)        (9,063)
------------     -----------    -----------    ------------    --------     ----------    --------     ----------

           0               0              0               0      29,408         97,279      28,660              0
   3,962,247        (384,439)     3,497,445       5,859,599      11,757         49,467      41,053         85,453

  26,382,795        (379,617)    (5,775,085)    (13,894,899)     54,187        260,420     156,675         84,685
------------     -----------    -----------    ------------    --------     ----------    --------     ----------

  30,345,042        (764,056)    (2,277,640)     (8,035,300)     95,352        407,166     226,388        170,138
------------     -----------    -----------    ------------    --------     ----------    --------     ----------

$ 28,765,344     $(1,131,001)   $(5,202,767)   $(11,039,719)   $ 99,388     $  391,620    $216,813     $  161,075
============     ===========    ===========    ============    ========     ==========    ========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                                                                  WELLS FARGO
                                                              AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL
                                                  AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND
                                               PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO
                                               -------------- ---------------- ----------------- -------------- --------------
ASSETS
  Investment in the portfolios, at fair value.  $ 64,898,510    $358,116,971    $1,757,752,503     $1,674,483    $151,662,516
                                                ------------    ------------    --------------     ----------    ------------
  Net Assets..................................  $ 64,898,510    $358,116,971    $1,757,752,503     $1,674,483    $151,662,516
                                                ============    ============    ==============     ==========    ============

NET ASSETS, representing:
  Accumulation units..........................  $ 64,898,510    $358,116,971    $1,757,752,503     $1,674,483    $151,662,516
                                                ------------    ------------    --------------     ----------    ------------
                                                $ 64,898,510    $358,116,971    $1,757,752,503     $1,674,483    $151,662,516
                                                ============    ============    ==============     ==========    ============

  Units outstanding...........................     5,949,622      30,084,374       159,964,208        106,769      14,766,580
                                                ============    ============    ==============     ==========    ============

  Portfolio shares held.......................     5,561,141      28,741,330       153,515,502         64,132      14,361,981
  Portfolio net asset value per share.........  $      11.67    $      12.46    $        11.45     $    26.11    $      10.56
  Investment in portfolio shares, at cost.....  $ 68,313,167    $291,176,059    $1,534,650,657     $1,093,697    $152,699,914

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                                                                  WELLS FARGO
                                                              AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL
                                                  AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND
                                               PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO
                                               -------------- ---------------- ----------------- -------------- --------------
                                                 01/01/2013      01/01/2013       01/01/2013       01/01/2013     01/01/2013
                                                     TO              TO               TO               TO             TO
                                                 12/31/2013      12/31/2013       12/31/2013       12/31/2013     12/31/2013
                                               -------------- ---------------- ----------------- -------------- --------------
INVESTMENT INCOME
  Dividend income.............................  $          0    $          0    $            0     $    7,397    $          0
                                                ------------    ------------    --------------     ----------    ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     2,173,071       4,476,124        26,630,610         28,531       1,926,260

NET EXPENSES..................................     2,173,071       4,476,124        26,630,610         28,531       1,926,260
                                                ------------    ------------    --------------     ----------    ------------

NET INVESTMENT INCOME (LOSS)..................    (2,173,071)     (4,476,124)      (26,630,610)       (21,134)     (1,926,260)
                                                ------------    ------------    --------------     ----------    ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0               0                 0              0               0
  Realized gain (loss) on shares redeemed.....     1,702,554       1,213,091        10,847,253         82,825         261,046
  Net change in unrealized gain (loss) on
   investments................................   (10,867,728)     53,364,593       153,604,948        349,719      (3,882,280)
                                                ------------    ------------    --------------     ----------    ------------

NET GAIN (LOSS) ON INVESTMENTS................    (9,165,174)     54,577,684       164,452,201        432,544      (3,621,234)
                                                ------------    ------------    --------------     ----------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(11,338,245)   $ 50,101,560    $  137,821,591     $  411,410    $ (5,547,494)
                                                ============    ============    ==============     ==========    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                               AST FRANKLIN
                                TEMPLETON         AST NEW      AST WESTERN     AST MFS                       AST AQR
AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP                  EMERGING MARKETS
 BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE        AST BOND         EQUITY
BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO 2024    PORTFOLIO
-------------- -------------- --------------  --------------- -------------- -----------  -------------- ----------------
 $38,272,267    $199,986,371  $3,294,489,549   $383,555,152     $1,403,999   $15,935,520   $63,243,893      $1,183,784
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------
 $38,272,267    $199,986,371  $3,294,489,549   $383,555,152     $1,403,999   $15,935,520   $63,243,893      $1,183,784
 ===========    ============  ==============   ============     ==========   ===========   ===========      ==========

 $38,272,267    $199,986,371  $3,294,489,549   $383,555,152     $1,403,999   $15,935,520   $63,243,893      $1,183,784
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------
 $38,272,267    $199,986,371  $3,294,489,549   $383,555,152     $1,403,999   $15,935,520   $63,243,893      $1,183,784
 ===========    ============  ==============   ============     ==========   ===========   ===========      ==========

   3,858,589      21,962,329     250,382,552     31,972,895        149,931     1,182,619     7,249,026         116,897
 ===========    ============  ==============   ============     ==========   ===========   ===========      ==========

   3,719,365      21,029,061     243,495,163     31,285,086        146,250     1,154,748     7,098,080         115,604
 $     10.29    $       9.51  $        13.53   $      12.26     $     9.60   $     13.80   $      8.91      $    10.24
 $38,588,386    $205,992,791  $2,633,462,488   $332,408,418     $1,463,638   $14,051,580   $65,152,479      $1,160,482


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                               AST FRANKLIN
                                TEMPLETON         AST NEW      AST WESTERN     AST MFS                       AST AQR
AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP                  EMERGING MARKETS
 BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE        AST BOND         EQUITY
BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO 2024    PORTFOLIO
-------------- -------------- --------------  --------------- -------------- -----------  -------------- ----------------
  01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013    01/01/2013   01/02/2013*     02/25/2013*
      TO             TO             TO              TO              TO            TO            TO              TO
  12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013    12/31/2013    12/31/2013      12/31/2013
-------------- -------------- --------------  --------------- -------------- -----------  -------------- ----------------
 $         0    $          0  $            0   $          0     $        0   $         0   $         0      $        0
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------

     649,415       2,950,258      49,114,991      4,481,318         16,548       120,298       798,583           4,605

     649,415       2,950,258      49,114,991      4,481,318         16,548       120,298       798,583           4,605
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------

    (649,415)     (2,950,258)    (49,114,991)    (4,481,318)       (16,548)     (120,298)     (798,583)         (4,605)
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------

           0               0               0              0              0             0             0               0
     (22,660)     (5,518,193)     29,019,151      3,247,233        (50,609)      179,277    (1,642,041)         (1,248)

  (1,082,156)     (6,190,709)    616,326,369     44,858,695        (66,215)    1,869,803    (1,908,586)         23,302
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------

  (1,104,816)    (11,708,902)    645,345,520     48,105,928       (116,824)    2,049,080    (3,550,627)         22,054
 -----------    ------------  --------------   ------------     ----------   -----------   -----------      ----------

 $(1,754,231)   $(14,659,160) $  596,230,529   $ 43,624,610     $ (133,372)  $ 1,928,782   $(4,349,210)     $   17,449
 ===========    ============  ==============   ============     ==========   ===========   ===========      ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                      SUBACCOUNTS
                                               --------------------------------------------------------
                                                     AST            AST           AST           AST
                                                 CLEARBRIDGE    QMA EMERGING  MULTI-SECTOR   BLACKROCK
                                               DIVIDEND GROWTH MARKETS EQUITY FIXED INCOME  ISHARES ETF
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                               --------------- -------------- ------------  -----------
ASSETS
  Investment in the portfolios, at fair value.   $17,800,424      $466,762    $695,653,918  $86,639,115
                                                 -----------      --------    ------------  -----------
  Net Assets..................................   $17,800,424      $466,762    $695,653,918  $86,639,115
                                                 ===========      ========    ============  ===========

NET ASSETS, representing:
  Accumulation units..........................   $17,800,424      $466,762    $695,653,918  $86,639,115
                                                 -----------      --------    ------------  -----------
                                                 $17,800,424      $466,762    $695,653,918  $86,639,115
                                                 ===========      ========    ============  ===========

  Units outstanding...........................     1,526,307        48,486      73,129,351    8,247,457
                                                 ===========      ========    ============  ===========

  Portfolio shares held.......................     1,504,685        47,922      71,939,392    8,158,109
  Portfolio net asset value per share.........   $     11.83      $   9.74    $       9.67  $     10.62
  Investment in portfolio shares, at cost.....   $16,641,989      $460,192    $691,771,540  $82,814,057

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                      SUBACCOUNTS
                                               --------------------------------------------------------
                                                     AST            AST           AST           AST
                                                 CLEARBRIDGE    QMA EMERGING  MULTI-SECTOR   BLACKROCK
                                               DIVIDEND GROWTH MARKETS EQUITY FIXED INCOME  ISHARES ETF
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                               --------------- -------------- ------------  -----------
                                                 02/25/2013*    02/25/2013*   02/25/2013*   04/29/2013*
                                                     TO              TO            TO           TO
                                                 12/31/2013      12/31/2013    12/31/2013   12/31/2013
                                               --------------- -------------- ------------  -----------
INVESTMENT INCOME
  Dividend income.............................   $         0      $      0    $          0  $         0
                                                 -----------      --------    ------------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................        96,396         2,023       3,378,731      475,341

NET EXPENSES..................................        96,396         2,023       3,378,731      475,341
                                                 -----------      --------    ------------  -----------

NET INVESTMENT INCOME (LOSS)..................       (96,396)       (2,023)     (3,378,731)    (475,341)
                                                 -----------      --------    ------------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0             0               0            0
  Realized gain (loss) on shares redeemed.....        54,692        (1,053)        (31,378)      51,320
  Net change in unrealized gain (loss) on
   investments................................     1,158,435         6,570       3,882,378    3,825,057
                                                 -----------      --------    ------------  -----------

NET GAIN (LOSS) ON INVESTMENTS................     1,213,127         5,517       3,851,000    3,876,377
                                                 -----------      --------    ------------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 1,116,731      $  3,494    $    472,269  $ 3,401,036
                                                 ===========      ========    ============  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                            SUBACCOUNTS (CONTINUED)
           ---------------------------------------------------------
                  AST               AST           AST         AST
           FRANKLIN TEMPLETON DEFENSIVE ASSET     AQR         QMA
             FOUNDING FUNDS     ALLOCATION     LARGE-CAP   LARGE-CAP
             PLUS PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO
           ------------------ --------------- ----------- -----------
              $349,717,516      $80,066,451    $765,666    $135,655
              ------------      -----------    --------    --------
              $349,717,516      $80,066,451    $765,666    $135,655
              ============      ===========    ========    ========

              $349,717,516      $80,066,451    $765,666    $135,655
              ------------      -----------    --------    --------
              $349,717,516      $80,066,451    $765,666    $135,655
              ============      ===========    ========    ========

                32,310,421        8,260,335      65,727      11,602
              ============      ===========    ========    ========

                31,966,866        8,170,046      65,052      11,486
              $      10.94      $      9.80    $  11.77    $  11.81
              $330,297,288      $78,805,110    $716,186    $127,392


                            SUBACCOUNTS (CONTINUED)
           ---------------------------------------------------------
                  AST               AST           AST         AST
           FRANKLIN TEMPLETON DEFENSIVE ASSET     AQR         QMA
             FOUNDING FUNDS     ALLOCATION     LARGE-CAP   LARGE-CAP
             PLUS PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO
           ------------------ --------------- ----------- -----------
              04/29/2013*       04/29/2013*   04/29/2013* 04/29/2013*
                   TO               TO            TO          TO
               12/31/2013       12/31/2013    12/31/2013  12/31/2013
           ------------------ --------------- ----------- -----------
              $          0      $         0    $      0    $      0
              ------------      -----------    --------    --------



                 1,755,379          459,862       3,614         410

                 1,755,379          459,862       3,614         410
              ------------      -----------    --------    --------

                (1,755,379)        (459,862)     (3,614)       (410)
              ------------      -----------    --------    --------

                         0                0           0           0
                   119,709          121,572      10,275         131

                19,420,228        1,261,341      49,479       8,263
              ------------      -----------    --------    --------

                19,539,937        1,382,913      59,754       8,394
              ------------      -----------    --------    --------

              $ 17,784,558      $   923,051    $ 56,140    $  7,984
              ============      ===========    ========    ========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                  PRUDENTIAL MONEY MARKET   PRUDENTIAL DIVERSIFIED BOND      PRUDENTIAL EQUITY
                                         PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                --------------------------  --------------------------  --------------------------
                                 01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
                                ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (2,376,958) $ (2,762,929) $  5,381,497  $  6,955,203  $ (2,880,909) $ (1,635,441)
  Capital gains distributions
   received....................            0             0     6,013,507    10,125,578             0             0
  Realized gain (loss) on
   shares redeemed.............            0             0       888,726     1,751,422     4,260,364      (450,871)
  Net change in unrealized
   gain (loss) on
   investments.................            0             0   (16,832,553)    1,506,248    53,383,902    24,037,300
                                ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   (2,376,958)   (2,762,929)   (4,548,823)   20,338,451    54,763,357    21,950,988
                                ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    1,793,401     2,041,766       790,150       765,574       932,130       672,100
  Annuity Payments.............   (1,741,326)   (1,291,176)   (2,192,738)   (1,262,016)     (830,733)     (494,792)
  Surrenders, withdrawals
   and death benefits..........  (36,447,614)  (43,665,352)  (23,753,121)  (23,423,231)  (21,703,775)  (22,131,787)
  Net transfers between
   other subaccounts or
   fixed rate option...........   12,374,173    15,665,164    (5,337,284)    2,594,883    (3,796,469)   (3,201,071)
  Other charges................     (214,921)     (244,169)      (73,966)      (79,436)     (191,592)     (210,685)
                                ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (24,236,287)  (27,493,767)  (30,566,959)  (21,404,226)  (25,590,439)  (25,366,235)
                                ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (26,613,245)  (30,256,696)  (35,115,782)   (1,065,775)   29,172,918    (3,415,247)

NET ASSETS
  Beginning of period..........  177,543,306   207,800,002   229,314,392   230,380,167   184,957,576   188,372,823
                                ------------  ------------  ------------  ------------  ------------  ------------
  End of period................ $150,930,061  $177,543,306  $194,198,610  $229,314,392  $214,130,494  $184,957,576
                                ============  ============  ============  ============  ============  ============

  Beginning units..............  149,308,419   171,806,696    93,666,356   102,709,902    90,862,124   103,849,001
                                ------------  ------------  ------------  ------------  ------------  ------------
  Units issued.................   45,284,597    44,658,576     5,597,971     4,963,162     2,064,252     2,382,008
  Units redeemed...............  (66,610,165)  (67,156,853)  (18,257,398)  (14,006,708)  (13,001,305)  (15,368,885)
                                ------------  ------------  ------------  ------------  ------------  ------------
  Ending units.................  127,982,851   149,308,419    81,006,929    93,666,356    79,925,071    90,862,124
                                ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
PRUDENTIAL FLEXIBLE MANAGED    PRUDENTIAL CONSERVATIVE       PRUDENTIAL VALUE       PRUDENTIAL HIGH YIELD BOND
        PORTFOLIO                BALANCED PORTFOLIO              PORTFOLIO                   PORTFOLIO
--------------------------    ------------------------  --------------------------  --------------------------
 01/01/2013     01/01/2012     01/01/2013   01/01/2012   01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO             TO             TO           TO           TO            TO            TO            TO
 12/31/2013     12/31/2012     12/31/2013   12/31/2012   12/31/2013    12/31/2012    12/31/2013    12/31/2012
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------
$  (192,424)   $    72,846    $  (275,704) $   140,790  $ (4,585,437) $ (1,541,613) $ 10,045,945  $ 11,872,548

          0              0              0            0             0             0             0             0

    284,777         21,651        705,139      323,377     6,006,421    (4,043,300)      317,096         1,052

  2,251,002      1,448,626      2,261,008    1,415,793    79,525,938    40,060,312     1,111,064    14,429,761
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------

  2,343,355      1,543,123      2,690,443    1,879,960    80,946,922    34,475,399    11,474,105    26,303,361
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------

     91,754         26,229         84,148       35,297     1,674,116     1,009,063       729,034       689,985
   (177,995)       (52,595)      (216,442)     (60,218)   (1,055,903)   (1,126,016)     (698,237)     (976,907)

 (1,892,627)    (1,289,182)    (2,913,919)  (2,392,411)  (33,748,891)  (32,813,037)  (26,835,282)  (27,089,263)

    428,306       (299,371)       393,363      (92,652)   (7,917,441)   (7,203,784)    1,114,721    (2,110,172)
          0           (136)             0         (138)     (457,771)     (475,238)     (287,507)     (333,500)
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------

 (1,550,562)    (1,615,055)    (2,652,850)  (2,510,122)  (41,505,890)  (40,609,012)  (25,977,271)  (29,819,857)
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------

    792,793        (71,932)        37,593     (630,162)   39,441,032    (6,133,613)  (14,503,166)   (3,516,496)

 13,486,934     13,558,866     19,598,026   20,228,188   276,926,980   283,060,593   215,814,395   219,330,891
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------
$14,279,727    $13,486,934    $19,635,619  $19,598,026  $316,368,012  $276,926,980  $201,311,229  $215,814,395
===========    ===========    ===========  ===========  ============  ============  ============  ============

  6,313,280      7,096,022      9,348,598   10,584,191   133,539,907   154,554,980    53,646,031    59,815,434
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------
    343,765         98,925        410,318       86,362     3,308,104     3,910,043     3,032,114     3,528,656
 (1,015,448)      (881,667)    (1,581,837)  (1,321,955)  (20,822,349)  (24,925,116)   (9,205,577)   (9,698,059)
-----------    -----------    -----------  -----------  ------------  ------------  ------------  ------------
  5,641,597      6,313,280      8,177,079    9,348,598   116,025,662   133,539,907    47,472,568    53,646,031
===========    ===========    ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                 PRUDENTIAL NATURAL RESOURCES   PRUDENTIAL STOCK INDEX        PRUDENTIAL GLOBAL
                                       PORTFOLIO                       PORTFOLIO                  PORTFOLIO
                                ----------------------------  --------------------------  ------------------------
                                01/01/2013      01/01/2012     01/01/2013    01/01/2012    01/01/2013   01/01/2012
                                    TO              TO             TO            TO            TO           TO
                                12/31/2013      12/31/2012     12/31/2013    12/31/2012    12/31/2013   12/31/2012
                                ----------      -----------   ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (110,093)    $   (83,954)   $ (4,451,754) $    611,058  $  (938,349) $    75,233
  Capital gains distributions
   received....................          0         722,713               0       856,145            0            0
  Realized gain (loss) on
   shares redeemed.............     29,161          96,612      11,316,689     3,585,959    1,201,406     (305,871)
  Net change in unrealized
   gain (loss) on
   investments.................    738,728      (1,055,659)     71,205,071    32,077,092   14,066,398    9,095,692
                                 ----------     -----------   ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    657,796        (320,288)     78,070,006    37,130,254   14,329,455    8,865,054
                                 ----------     -----------   ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      9,037           6,449       1,452,457       742,400      384,803      238,839
  Annuity Payments.............       (121)              0      (1,127,568)     (962,327)    (137,794)    (620,738)
  Surrenders, withdrawals
   and death benefits..........   (703,833)     (1,195,795)    (33,388,568)  (29,442,098)  (6,403,990)  (6,595,180)
  Net transfers between
   other subaccounts or
   fixed rate option...........   (187,949)       (420,850)     (4,257,028)   (7,134,414)    (454,451)  (1,249,033)
  Other charges................          0               0        (416,022)     (444,171)     (83,842)     (89,468)
                                 ----------     -----------   ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (882,866)     (1,610,196)    (37,736,729)  (37,240,610)  (6,695,274)  (8,315,580)
                                 ----------     -----------   ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (225,070)     (1,930,484)     40,333,277      (110,356)   7,634,181      549,474

NET ASSETS
  Beginning of period..........  8,074,578      10,005,062     276,210,154   276,320,510   59,621,816   59,072,342
                                 ----------     -----------   ------------  ------------  -----------  -----------
  End of period................ $7,849,508     $ 8,074,578    $316,543,431  $276,210,154  $67,255,997  $59,621,816
                                 ==========     ===========   ============  ============  ===========  ===========

  Beginning units..............  1,128,485       1,344,833     148,556,457   169,900,405   34,277,423   39,339,355
                                 ----------     -----------   ------------  ------------  -----------  -----------
  Units issued.................     36,020          52,257       5,997,803     4,146,405    1,420,601    1,380,884
  Units redeemed...............   (155,319)       (268,605)    (23,690,091)  (25,490,353)  (4,823,723)  (6,442,816)
                                 ----------     -----------   ------------  ------------  -----------  -----------
  Ending units.................  1,009,186       1,128,485     130,864,169   148,556,457   30,874,301   34,277,423
                                 ==========     ===========   ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                         SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
    PRUDENTIAL JENNISON       PRUDENTIAL SMALL CAPITALIZATION T. ROWE PRICE INTERNATIONAL T. ROWE PRICE EQUITY INCOME
         PORTFOLIO                 STOCK PORTFOLIO                 STOCK PORTFOLIO                PORTFOLIO
--------------------------    ------------------------------  --------------------------  --------------------------
 01/01/2013    01/01/2012      01/01/2013      01/01/2012      01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO            TO              TO              TO              TO            TO            TO            TO
 12/31/2013    12/31/2012      12/31/2013      12/31/2012      12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------
$ (4,155,356) $ (3,626,357)   $  (842,357)    $  (426,023)    $  (116,677)  $   (37,128)  $   107,551   $   497,392
           0             0              0       2,745,086               0             0             0             0
  12,469,452     7,556,683      2,231,806         799,734         324,802         6,086     1,965,147       767,223
  79,606,087    33,680,382     18,446,122       4,159,755       2,345,874     3,323,946    16,029,353     8,390,902
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------

  87,920,183    37,610,708     19,835,571       7,278,552       2,553,999     3,292,904    18,102,051     9,655,517
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------

   1,108,901       923,634        219,177         174,245          53,237        52,784       233,499       158,323
    (850,157)     (510,673)       (82,503)       (136,539)       (131,088)      (94,026)     (385,577)     (644,282)
 (28,486,834)  (29,292,040)    (6,212,793)     (5,218,916)     (1,942,515)   (1,931,089)   (5,922,199)   (6,988,633)
  (7,097,283)   (7,324,523)       199,926      (1,611,541)        315,178      (443,774)      303,991       293,941
    (300,537)     (334,231)       (15,878)        (17,468)         (7,190)       (7,269)      (23,190)      (26,784)
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------

 (35,625,910)  (36,537,833)    (5,892,071)     (6,810,219)     (1,712,378)   (2,423,374)   (5,793,476)   (7,207,435)
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------

  52,294,273     1,072,875     13,943,500         468,333         841,621       869,530    12,308,575     2,448,082

 264,877,751   263,804,876     53,498,901      53,030,568      21,529,410    20,659,880    67,181,900    64,733,818
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------
$317,172,024  $264,877,751    $67,442,401     $53,498,901     $22,371,031   $21,529,410   $79,490,475   $67,181,900
============  ============     ===========     ===========    ===========   ===========   ===========   ===========

 136,588,442   156,398,185     16,924,329      19,186,425      14,598,599    16,365,412    28,066,857    31,233,374
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------
   3,814,990     4,260,537      1,062,623         594,842       1,083,433       749,073     1,582,316     1,450,299
 (19,834,202)  (24,070,280)    (2,630,564)     (2,856,938)     (2,200,749)   (2,515,886)   (3,699,161)   (4,616,816)
------------  ------------     -----------     -----------    -----------   -----------   -----------   -----------
 120,569,230   136,588,442     15,356,388      16,924,329      13,481,283    14,598,599    25,950,012    28,066,857
============  ============     ===========     ===========    ===========   ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                                                JANUS ASPEN JANUS        JANUS ASPEN OVERSEAS
                                 INVESCO V.I. CORE EQUITY   PORTFOLIO - INSTITUTIONAL  PORTFOLIO - INSTITUTIONAL
                                           FUND                      SHARES                     SHARES
                                --------------------------  ------------------------  --------------------------
                                 01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013    01/01/2012
                                     TO            TO            TO           TO           TO            TO
                                 12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013    12/31/2012
                                ------------  ------------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $    (14,643) $   (388,614) $  (360,673) $  (477,879) $  1,618,081  $   (685,385)
  Capital gains distributions
   received....................            0             0            0      952,992             0    10,208,322
  Realized gain (loss) on
   shares redeemed.............    3,530,675     2,083,135    1,050,226     (125,204)    2,422,841     2,554,356
  Net change in unrealized
   gain (loss) on
   investments.................   18,753,602     8,487,449   14,195,837    8,371,136     7,412,332      (984,268)
                                ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   22,269,634    10,181,970   14,885,390    8,721,045    11,453,254    11,093,025
                                ------------  ------------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      135,341       205,417      227,389      112,347       530,726       107,990
  Annuity Payments.............     (417,804)     (848,154)    (184,438)    (211,997)     (414,520)     (465,716)
  Surrenders, withdrawals
   and death benefits..........   (8,651,618)   (8,356,993)  (5,469,357)  (4,580,337)   (8,188,754)   (8,877,824)
  Net transfers between
   other subaccounts or
   fixed rate option...........   (1,298,321)   (2,453,515)  (1,542,262)  (1,154,384)   (3,104,228)   (2,802,381)
  Other charges................      (37,396)      (43,083)     (27,367)     (31,455)      (34,179)      (41,612)
                                ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (10,269,798)  (11,496,328)  (6,996,035)  (5,865,826)  (11,210,955)  (12,079,543)
                                ------------  ------------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   11,999,836    (1,314,358)   7,889,355    2,855,219       242,299      (986,518)

NET ASSETS
  Beginning of period..........   85,179,978    86,494,336   55,619,843   52,764,624    95,789,817    96,776,335
                                ------------  ------------  -----------  -----------  ------------  ------------
  End of period................ $ 97,179,814  $ 85,179,978  $63,509,198  $55,619,843  $ 96,032,116  $ 95,789,817
                                ============  ============  ===========  ===========  ============  ============

  Beginning units..............   43,197,523    49,252,234   31,862,550   35,341,455    28,534,247    32,274,129
                                ------------  ------------  -----------  -----------  ------------  ------------
  Units issued.................      821,168       614,775      494,754      835,941       847,811     1,544,531
  Units redeemed...............   (5,341,975)   (6,669,486)  (4,047,225)  (4,314,846)   (4,051,258)   (5,284,413)
                                ------------  ------------  -----------  -----------  ------------  ------------
  Ending units.................   38,676,716    43,197,523   28,310,079   31,862,550    25,330,800    28,534,247
                                ============  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                        SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
                                                                                  FTVIP FRANKLIN SMALL-MID CAP
MFS(R) RESEARCH SERIES -       MFS(R) GROWTH SERIES -                                 GROWTH SECURITIES
      INITIAL CLASS                 INITIAL CLASS             VP VALUE FUND            FUND - CLASS 2
------------------------      ------------------------  ------------------------  ---------------------------
 01/01/2013     01/01/2012     01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013     01/01/2012
     TO             TO             TO           TO           TO           TO           TO             TO
 12/31/2013     12/31/2012     12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013     12/31/2012
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------
$  (213,047)   $  (106,012)   $  (668,327) $  (741,216) $    70,043  $   126,728  $  (384,966)   $  (365,809)
     49,421              0        426,007            0            0            0    1,773,937      1,860,334
    762,844        528,217      2,131,378    1,200,185      565,316     (194,655)     440,543        (34,897)
  4,680,625      2,135,192     15,474,041    7,264,166    6,520,687    3,099,988    6,680,735        903,010
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------

  5,279,843      2,557,397     17,363,099    7,723,135    7,156,046    3,032,061    8,510,249      2,362,638
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------

     98,274         55,055        269,211      147,991       72,918       53,967       50,200         29,542
    (86,734)      (122,162)      (216,130)    (160,001)     (59,358)     (22,022)    (131,235)       (36,293)
 (1,461,249)    (1,934,430)    (4,881,050)  (4,622,031)  (2,419,308)  (2,412,062)  (2,681,040)    (2,271,681)
    236,546        165,341       (241,212)  (1,450,121)   1,575,688     (838,635)    (499,298)      (725,055)
     (7,004)        (8,721)       (24,611)     (28,134)      (7,921)      (8,915)     (10,870)       (11,714)
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------

 (1,220,167)    (1,844,917)    (5,093,792)  (6,112,296)    (837,981)  (3,227,667)  (3,272,243)    (3,015,201)
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------

  4,059,676        712,480     12,269,307    1,610,839    6,318,065     (195,606)   5,238,006       (652,563)

 17,640,076     16,927,596     52,205,539   50,594,700   24,485,286   24,680,892   25,078,915     25,731,478
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------
$21,699,752    $17,640,076    $64,474,846  $52,205,539  $30,803,351  $24,485,286   30,316,921    $25,078,915
===========    ===========    ===========  ===========  ===========  ===========   ===========   ===========

  9,422,324     10,468,369     27,447,081   30,886,054   10,985,367   12,508,696   13,253,331     14,859,811
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------
    803,697        722,311      1,178,387      870,028    1,371,823      325,335      651,842        439,834
 (1,342,585)    (1,768,356)    (3,507,876)  (4,309,001)  (1,720,779)  (1,848,664)  (2,174,443)    (2,046,314)
-----------    -----------    -----------  -----------  -----------  -----------   -----------   -----------
  8,883,436      9,422,324     25,117,592   27,447,081   10,636,411   10,985,367   11,730,730     13,253,331
===========    ===========    ===========  ===========  ===========  ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------
                                                                                        ALLIANCEBERNSTEIN
                                PRUDENTIAL JENNISON 20/20                               LARGE CAP GROWTH
                                     FOCUS PORTFOLIO        DAVIS VALUE PORTFOLIO       PORTFOLIO CLASS B
                                ------------------------  ------------------------  ------------------------
                                 01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                     TO           TO           TO           TO           TO           TO
                                 12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
                                -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $  (699,245) $  (688,370) $  (162,887) $    46,519  $   (84,944) $   (73,713)
  Capital gains distributions
   received....................           0    1,728,644    2,070,853    1,617,612            0            0
  Realized gain (loss) on
   shares redeemed.............   2,458,494    1,526,303      736,206      252,071      328,966      128,319
  Net change in unrealized
   gain (loss) on
   investments.................  10,614,467    1,869,147    5,303,737    1,176,954    1,603,892      628,159
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  12,373,716    4,435,724    7,947,909    3,093,156    1,847,914      682,765
                                -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     403,621       54,833      106,459       11,012       42,144        4,303
  Annuity Payments.............    (246,693)    (136,013)    (151,310)    (135,994)     (18,489)     (83,828)
  Surrenders, withdrawals
   and death benefits..........  (5,063,369)  (4,933,771)  (2,561,381)  (2,943,158)    (772,625)    (560,500)
  Net transfers between
   other subaccounts or
   fixed rate option...........  (1,721,611)    (578,337)  (1,450,881)  (1,404,128)     833,807      701,563
  Other charges................     (16,408)     (19,127)      (8,218)      (9,461)      (1,550)      (1,973)
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (6,644,460)  (5,612,415)  (4,065,331)  (4,481,729)      83,287       59,565
                                -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   5,729,256   (1,176,691)   3,882,578   (1,388,573)   1,931,201      742,330

NET ASSETS
  Beginning of period..........  46,982,908   48,159,599   26,877,517   28,266,090    5,274,054    4,531,724
                                -----------  -----------  -----------  -----------  -----------  -----------
  End of period................ $52,712,164  $46,982,908  $30,760,095  $26,877,517  $ 7,205,255  $ 5,274,054
                                ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units..............  25,911,417   29,075,628   23,262,060   27,280,316    7,752,620    7,628,132
                                -----------  -----------  -----------  -----------  -----------  -----------
  Units issued.................   1,191,999    1,936,029      383,690      476,324    1,811,129    1,898,769
  Units redeemed...............  (4,409,260)  (5,100,240)  (3,414,157)  (4,494,580)  (1,724,390)  (1,774,281)
                                -----------  -----------  -----------  -----------  -----------  -----------
  Ending units.................  22,694,156   25,911,417   20,231,593   23,262,060    7,839,359    7,752,620
                                ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                          SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                 PRUDENTIAL SP
PRUDENTIAL SP SMALL CAP VALUE      JANUS ASPEN JANUS       PRUDENTIAL U.S. EMERGING   PRUDENTIAL SP INTERNATIONAL
         PORTFOLIO             PORTFOLIO - SERVICE SHARES      GROWTH PORTFOLIO           GROWTH PORTFOLIO
----------------------------   ------------------------   --------------------------  --------------------------
 01/01/2013     01/01/2012      01/01/2013    01/01/2012   01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO             TO              TO            TO           TO            TO            TO            TO
 12/31/2013     12/31/2012      12/31/2013    12/31/2012   12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------
$ (1,746,279)  $ (1,185,286)   $  (114,786)  $  (136,725) $ (2,108,151) $ (1,564,440) $  (685,902)  $  (416,940)

           0              0              0       192,952             0     9,152,392            0             0

   5,557,886      1,336,669        670,788       475,134     5,814,409     4,243,995     (692,729)   (2,365,372)

  29,068,408     13,588,234      2,282,114     1,181,907    27,105,354     6,602,451    8,050,153    10,740,720
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------

  32,880,015     13,739,617      2,838,116     1,713,268    30,811,612    18,434,398    6,671,522     7,958,408
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------

     643,597        276,918         52,720        39,915       796,751       305,857      273,773       248,843
    (195,503)      (216,837)             0        (4,387)     (330,383)     (280,692)     (25,976)      (81,845)

 (13,454,148)   (12,584,478)    (1,634,448)   (1,519,079)  (15,203,068)  (15,884,843)  (5,874,094)   (4,861,333)

  (3,789,269)    (3,881,605)       (25,913)     (165,119)   (2,883,687)   (5,432,697)    (175,850)   (1,953,836)
    (286,549)      (296,384)       (33,858)      (35,750)     (354,566)     (384,133)    (109,996)     (120,213)
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------

 (17,081,872)   (16,702,386)    (1,641,499)   (1,684,420)  (17,974,953)  (21,676,508)  (5,912,143)   (6,768,384)
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------

  15,798,143     (2,962,769)     1,196,617        28,848    12,836,659    (3,242,110)     759,379     1,190,024

 100,418,221    103,380,990     10,868,128    10,839,280   124,761,094   128,003,204   42,781,603    41,591,579
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------
$116,216,364   $100,418,221    $12,064,745   $10,868,128  $137,597,753  $124,761,094  $43,540,982   $42,781,603
============   ============    ===========   ===========  ============  ============  ===========   ===========

  52,822,318     62,060,033      9,525,693    11,018,784    59,367,402    69,627,130   30,107,489    35,231,858
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------
   1,699,969      1,465,632        262,326       427,897     1,988,776     2,419,226    1,559,455     1,519,705
  (9,323,400)   (10,703,347)    (1,563,413)   (1,920,988)   (9,492,403)  (12,678,954)  (5,315,037)   (6,644,074)
------------   ------------    -----------   -----------  ------------  ------------  -----------   -----------
  45,198,887     52,822,318      8,224,606     9,525,693    51,863,775    59,367,402   26,351,907    30,107,489
============   ============    ===========   ===========  ============  ============  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                     SUBACCOUNTS
                                --------------------------------------------------------------------------------------
                                PRUDENTIAL SP INTERNATIONAL      AST GOLDMAN SACHS      AST SCHRODERS MULTI-ASSET WORLD
                                     VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO       STRATEGIES PORTFOLIO
                                --------------------------  --------------------------  ------------------------------
                                 01/01/2013    01/01/2012    01/01/2013    01/01/2012     01/01/2013      01/01/2012
                                     TO            TO            TO            TO             TO              TO
                                 12/31/2013    12/31/2012    12/31/2013    12/31/2012     12/31/2013      12/31/2012
                                -----------   -----------   ------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (658,034)  $   405,637   $ (2,879,282) $   (570,419) $  (41,652,143) $    4,622,176
  Capital gains distributions
   received....................           0             0              0             0               0               0
  Realized gain (loss) on
   shares redeemed.............    (785,748)   (2,445,150)     7,376,679     1,638,560      34,206,705       9,326,359
  Net change in unrealized
   gain (loss) on
   investments.................   8,113,623     7,610,922     44,836,791    16,754,686     292,586,283     135,323,195
                                -----------   -----------   ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   6,669,841     5,571,409     49,334,188    17,822,827     285,140,845     149,271,730
                                -----------   -----------   ------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     191,671       176,105      4,589,401    22,671,697     180,943,129     446,233,827
  Annuity Payments.............     (27,728)      (76,361)       (41,008)       (1,393)        (71,653)        (49,995)
  Surrenders, withdrawals
   and death benefits..........  (4,637,901)   (5,190,690)    (4,573,969)   (2,716,505)    (53,648,527)    (30,013,549)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (541,063)     (627,137)    27,736,209    23,511,035      16,208,206     231,177,619
  Other charges................    (119,826)     (126,180)    (1,707,011)   (1,156,125)    (23,805,876)    (18,103,327)
                                -----------   -----------   ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (5,134,847)   (5,844,263)    26,003,622    42,308,709     119,625,279     629,244,575
                                -----------   -----------   ------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   1,534,994      (272,854)    75,337,810    60,131,536     404,766,124     778,516,305

NET ASSETS
  Beginning of period..........  39,627,680    39,900,534    146,463,112    86,331,576   2,231,745,385   1,453,229,080
                                -----------   -----------   ------------  ------------  --------------  --------------
  End of period................ $41,162,674   $39,627,680   $221,800,922  $146,463,112  $2,636,511,509  $2,231,745,385
                                ===========   ===========   ============  ============  ==============  ==============

  Beginning units..............  25,837,223    29,946,196     13,354,606     9,454,926     199,001,809     141,598,371
                                -----------   -----------   ------------  ------------  --------------  --------------
  Units issued.................     853,216     1,674,051      6,371,939     9,759,391      65,104,797     140,544,222
  Units redeemed...............  (4,010,186)   (5,783,024)    (4,415,713)   (5,859,711)    (54,501,312)    (83,140,784)
                                -----------   -----------   ------------  ------------  --------------  --------------
  Ending units.................  22,680,253    25,837,223     15,310,832    13,354,606     209,605,294     199,001,809
                                ===========   ===========   ============  ============  ==============  ==============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
 AST COHEN & STEERS REALTY       AST J.P. MORGAN STRATEGIC    AST HERNDON LARGE-CAP VALUE
         PORTFOLIO                OPPORTUNITIES PORTFOLIO              PORTFOLIO
--------------------------    ------------------------------  --------------------------
 01/01/2013      01/01/2012     01/01/2013      01/01/2012     01/01/2013    01/01/2012
     TO              TO             TO              TO             TO            TO
 12/31/2013      12/31/2012     12/31/2013      12/31/2012     12/31/2013    12/31/2012
------------    ------------  --------------  --------------  ------------  ------------
$ (3,272,162)   $   (589,396) $  (25,875,892) $   (3,010,743) $ (2,332,094) $   (573,038)
           0               0               0               0             0             0
   5,322,439       2,735,354      18,307,779       8,666,923     5,859,440        97,410
  (1,404,001)     11,625,507     141,188,880      79,861,286    35,292,752     8,663,040
------------    ------------  --------------  --------------  ------------  ------------

     646,276      13,771,465     133,620,767      85,517,466    38,820,098     8,187,412
------------    ------------  --------------  --------------  ------------  ------------

   6,120,437      41,776,618     202,205,626     368,191,313     5,565,495    36,297,024
      (5,120)         (1,245)       (138,843)       (134,342)       (7,579)       (1,377)
  (6,254,243)     (3,500,451)    (42,488,868)    (27,722,532)   (3,476,737)   (2,238,367)
  14,282,922      34,966,944      (4,745,981)    139,177,140     1,930,072    19,509,004
  (1,647,695)     (1,164,036)    (13,794,032)     (9,170,655)   (1,212,025)     (771,000)
------------    ------------  --------------  --------------  ------------  ------------

  12,496,301      72,077,830     141,037,902     470,340,924     2,799,226    52,795,284
------------    ------------  --------------  --------------  ------------  ------------

  13,142,577      85,849,295     274,658,669     555,858,390    41,619,324    60,982,696

 173,091,971      87,242,676   1,364,557,865     808,699,475   115,121,599    54,138,903
------------    ------------  --------------  --------------  ------------  ------------
$186,234,548    $173,091,971  $1,639,216,534  $1,364,557,865  $156,740,923  $115,121,599
============    ============  ==============  ==============  ============  ============

  12,446,035       7,109,028     118,656,687      76,238,767    10,222,825     5,453,622
------------    ------------  --------------  --------------  ------------  ------------
   7,309,970      11,885,680      35,160,290      68,738,678     4,124,093     9,860,163
  (6,511,567)     (6,548,673)    (22,200,462)    (26,320,758)   (3,792,667)   (5,090,960)
------------    ------------  --------------  --------------  ------------  ------------
  13,244,438      12,446,035     131,616,515     118,656,687    10,554,251    10,222,825
============    ============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                   SUBACCOUNTS
                                ---------------------------------------------------------------------------------
                                                             AST FEDERATED AGGRESSIVE       AST MID-CAP VALUE
                                 AST HIGH YIELD PORTFOLIO        GROWTH PORTFOLIO               PORTFOLIO
                                --------------------------  --------------------------  -------------------------
                                 01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
                                ------------  ------------  ------------  ------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (3,514,494) $  6,723,376  $ (2,278,495) $ (1,627,921) $ (1,606,358) $  (793,350)
  Capital gains distributions
   received....................            0             0             0             0             0      238,963
  Realized gain (loss) on
   shares redeemed.............    5,057,901     1,554,007     6,712,556     1,721,094     5,136,019    1,209,385
  Net change in unrealized
   gain (loss) on
   investments.................    9,395,508     9,279,155    40,557,338    10,774,462    20,238,075    7,019,423
                                ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   10,938,915    17,556,538    44,991,399    10,867,635    23,767,736    7,674,421
                                ------------  ------------  ------------  ------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    8,600,585    51,745,641     4,892,146    26,943,664     3,457,931   16,576,879
  Annuity Payments.............     (131,503)            0        (2,506)      (61,238)            0            0
  Surrenders, withdrawals
   and death benefits..........   (7,356,136)   (5,660,107)   (3,813,990)   (2,801,087)   (2,499,535)  (1,237,130)
  Net transfers between
   other subaccounts or
   fixed rate option...........   (5,718,648)   42,436,081     4,436,311    22,380,781     7,102,821   11,759,726
  Other charges................   (1,657,509)   (1,257,863)   (1,265,609)     (816,913)     (842,411)    (528,842)
                                ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (6,263,211)   87,263,752     4,246,352    45,645,207     7,218,806   26,570,633
                                ------------  ------------  ------------  ------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    4,675,704   104,820,290    49,237,751    56,512,842    30,986,542   34,245,054

NET ASSETS
  Beginning of period..........  211,915,636   107,095,346   116,289,649    59,776,807    73,923,988   39,678,934
                                ------------  ------------  ------------  ------------  ------------  -----------
  End of period................ $216,591,340  $211,915,636  $165,527,400  $116,289,649  $104,910,530  $73,923,988
                                ============  ============  ============  ============  ============  ===========

  Beginning units..............   17,068,933     9,601,679     9,818,251     5,924,650     5,850,124    3,654,808
                                ------------  ------------  ------------  ------------  ------------  -----------
  Units issued.................    8,628,440    15,569,297     5,142,536    10,501,234     3,405,259    5,648,002
  Units redeemed...............   (9,133,311)   (8,102,043)   (4,829,410)   (6,607,633)   (2,856,716)  (3,452,686)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Ending units.................   16,564,062    17,068,933    10,131,377     9,818,251     6,398,667    5,850,124
                                ============  ============  ============  ============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                           SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
   AST SMALL-CAP VALUE          AST GOLDMAN SACHS         AST GOLDMAN SACHS MID-CAP      AST LARGE-CAP VALUE
        PORTFOLIO          CONCENTRATED GROWTH PORTFOLIO      GROWTH PORTFOLIO                PORTFOLIO
-------------------------  ----------------------------  --------------------------  --------------------------
 01/01/2013    01/01/2012   01/01/2013     01/01/2012     01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO            TO           TO             TO             TO            TO            TO            TO
 12/31/2013    12/31/2012   12/31/2013     12/31/2012     12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------

$ (1,654,239) $  (826,541) $ (2,363,887)  $ (1,339,810)  $ (3,809,777) $ (2,577,001) $ (3,661,534) $  3,318,026

           0            0             0              0              0    15,280,871             0             0

   5,667,353    1,187,975     6,599,021      2,905,946      6,322,862     2,013,782     9,369,298      (909,662)

  24,022,796    7,590,191    29,022,123     10,352,150     54,767,800     4,227,579    90,428,486    19,816,265
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------

  28,035,910    7,951,625    33,257,257     11,918,286     57,280,885    18,945,231    96,136,250    22,224,629
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------


   4,036,826   15,048,235     4,366,874     24,233,558      7,123,224    41,474,771    16,540,997    84,374,698
     (16,124)     (22,199)      (29,097)             0              0             0      (155,410)      (80,874)

  (3,517,235)  (1,843,920)   (4,008,662)    (2,439,819)    (5,922,143)   (3,267,659)   (8,897,351)   (6,356,249)

  14,965,909    7,586,863    11,080,409     23,312,412     23,004,182    33,566,731    28,407,974    32,993,785
    (795,593)    (485,200)   (1,184,604)      (760,936)    (1,984,922)   (1,291,227)   (3,421,722)   (1,683,654)
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------

  14,673,783   20,283,779    10,224,920     44,345,215     22,220,341    70,482,616    32,474,488   109,247,706
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------

  42,709,693   28,235,404    43,482,177     56,263,501     79,501,226    89,427,847   128,610,738   131,472,335

  73,640,641   45,405,237   114,811,737     58,548,236    182,448,265    93,020,418   236,677,868   105,205,533
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------
$116,350,334  $73,640,641  $158,293,914   $114,811,737   $261,949,491  $182,448,265  $365,288,606  $236,677,868
============  ===========  ============   ============   ============  ============  ============  ============

   6,003,052    4,291,191     9,485,632      5,660,773     13,956,345     8,275,740    22,984,462    12,016,442
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------
   4,087,391    5,354,328     4,832,513      8,792,110      6,962,102    13,657,951     8,993,897    16,457,698
  (3,052,909)  (3,642,467)   (4,042,823)    (4,967,251)    (5,454,007)   (7,977,346)   (6,595,018)   (5,489,678)
------------  -----------  ------------   ------------   ------------  ------------  ------------  ------------
   7,037,534    6,003,052    10,275,322      9,485,632     15,464,440    13,956,345    25,383,341    22,984,462
============  ===========  ============   ============   ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                   SUBACCOUNTS
                                ---------------------------------------------------------------------------------
                                AST LORD ABBETT CORE FIXED  AST LOOMIS SAYLES LARGE-CAP       AST MFS GROWTH
                                     INCOME PORTFOLIO            GROWTH PORTFOLIO               PORTFOLIO
                                --------------------------  --------------------------  -------------------------
                                 01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
                                ------------  ------------  ------------  ------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (7,286,099) $ (1,460,928) $ (3,586,711) $ (2,077,255) $ (1,428,777) $  (896,568)
  Capital gains distributions
   received....................            0    10,589,180             0             0             0            0
  Realized gain (loss) on
   shares redeemed.............    1,123,229     2,648,826     9,832,848     3,364,048     4,446,624    1,714,991
  Net change in unrealized
   gain (loss) on
   investments.................  (11,911,336)    4,134,588    61,003,852    11,097,099    25,018,462    5,500,044
                                ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  (18,074,206)   15,911,666    67,249,989    12,383,892    28,036,309    6,318,467
                                ------------  ------------  ------------  ------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   23,332,883   189,409,377     5,003,450    47,728,849     4,682,978   21,851,049
  Annuity Payments.............     (172,797)      (13,368)      (52,544)      (26,189)      (25,317)           0
  Surrenders, withdrawals
   and death benefits..........  (13,891,000)  (14,215,554)   (8,316,195)   (5,739,551)   (2,164,846)  (1,593,214)
  Net transfers between
   other subaccounts or
   fixed rate option...........   34,773,058    80,450,313    (2,595,089)   24,974,052    10,019,993   14,749,034
  Other charges................   (5,578,879)   (3,861,151)   (2,040,670)   (1,396,777)     (906,475)    (518,477)
                                ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   38,463,265   251,769,617    (8,001,048)   65,540,384    11,606,333   34,488,392
                                ------------  ------------  ------------  ------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   20,389,059   267,681,283    59,248,941    77,924,276    39,642,642   40,806,859

NET ASSETS
  Beginning of period..........  513,536,147   245,854,864   195,765,101   117,840,825    74,107,407   33,300,548
                                ------------  ------------  ------------  ------------  ------------  -----------
  End of period................ $533,925,206  $513,536,147  $255,014,042  $195,765,101  $113,750,049  $74,107,407
                                ============  ============  ============  ============  ============  ===========

  Beginning units..............   43,059,995    20,912,041    16,938,867    11,182,192     6,309,389    3,218,197
                                ------------  ------------  ------------  ------------  ------------  -----------
  Units issued.................   17,579,118    40,437,578     5,256,093    13,170,771     3,416,383    6,379,468
  Units redeemed...............  (13,858,980)  (18,289,624)   (5,831,693)   (7,414,096)   (2,549,638)  (3,288,276)
                                ------------  ------------  ------------  ------------  ------------  -----------
  Ending units.................   46,780,133    43,059,995    16,363,267    16,938,867     7,176,134    6,309,389
                                ============  ============  ============  ============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
   AST NEUBERGER BERMAN        AST NEUBERGER BERMAN/LSV   AST PIMCO LIMITED MATURITY   AST T. ROWE PRICE EQUITY
 MID-CAP GROWTH PORTFOLIO       MID-CAP VALUE PORTFOLIO         BOND PORTFOLIO             INCOME PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2013    01/01/2012      01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO            TO              TO            TO            TO            TO            TO            TO
 12/31/2013    12/31/2012      12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
$ (3,561,884) $ (2,509,306)   $ (3,344,071) $   (926,985) $ (3,289,358) $   (996,527) $ (3,590,819) $ (1,645,896)
           0             0               0             0             0     5,802,893             0             0
   7,815,474     3,329,132       8,607,072     2,292,364      (897,198)       12,510     7,388,337     1,249,475
  56,991,025    10,508,566      57,827,143    13,563,227    (3,686,135)      766,456    59,177,431    16,518,203
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  61,244,615    11,328,392      63,090,144    14,928,606    (7,872,691)    5,585,332    62,974,949    16,121,782
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

   9,120,079    59,476,491       6,558,096    28,596,931     7,160,809    47,482,300    14,701,703    86,246,241
     (40,925)            0         (92,672)      (10,914)      (94,602)     (136,765)      (78,730)       (7,586)
  (5,103,021)   (3,741,138)     (6,389,574)   (3,493,059)  (10,559,547)  (11,552,219)   (5,286,974)   (2,294,138)
  18,276,470    26,528,030      55,965,577    16,267,689   (20,279,948)   14,682,186    30,523,319    54,089,540
  (2,296,920)   (1,462,916)     (1,720,946)   (1,032,643)   (1,390,393)   (1,366,776)   (2,887,419)   (1,396,127)
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  19,955,683    80,800,467      54,320,481    40,328,004   (25,163,681)   49,108,726    36,971,899   136,637,930
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------

  81,200,298    92,128,859     117,410,625    55,256,610   (33,036,372)   54,694,058    99,946,848   152,759,712

 192,773,589   100,644,730     142,066,640    86,810,030   218,836,656   164,142,598   206,693,201    53,933,489
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
$273,973,887  $192,773,589    $259,477,265  $142,066,640  $185,800,284  $218,836,656  $306,640,049  $206,693,201
============  ============    ============  ============  ============  ============  ============  ============

  15,458,233     8,614,440      11,617,746     8,186,522    20,118,049    15,356,638    19,042,134     5,793,434
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
   6,769,517    14,009,027       9,074,009    10,271,837     7,801,775    14,355,651     8,329,657    18,697,987
  (5,432,748)   (7,165,234)     (5,457,789)   (6,840,613)  (10,126,360)   (9,594,240)   (5,391,253)   (5,449,287)
------------  ------------    ------------  ------------  ------------  ------------  ------------  ------------
  16,795,002    15,458,233      15,233,966    11,617,746    17,793,464    20,118,049    21,980,538    19,042,134
============  ============    ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                     SUBACCOUNTS
                                -------------------------------------------------------------------------------------
                                 AST QMA US EQUITY ALPHA    AST T. ROWE PRICE NATURAL      AST T. ROWE PRICE ASSET
                                        PORTFOLIO              RESOURCES PORTFOLIO          ALLOCATION PORTFOLIO
                                -------------------------  --------------------------  ------------------------------
                                 01/01/2013    01/01/2012   01/01/2013    01/01/2012     01/01/2013      01/01/2012
                                     TO            TO           TO            TO             TO              TO
                                 12/31/2013    12/31/2012   12/31/2013    12/31/2012     12/31/2013      12/31/2012
                                ------------  -----------  ------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,490,144) $  (491,911) $ (5,536,439) $ (3,729,343) $ (103,215,691) $  (17,712,541)
  Capital gains distributions
   received....................            0            0             0             0               0      29,797,616
  Realized gain (loss) on
   shares redeemed.............    3,897,350    1,271,664     1,916,800   (10,768,110)     47,950,511      32,392,553
  Net change in unrealized
   gain (loss) on
   investments.................   20,138,150    5,136,374    42,300,106    14,469,280     935,275,273     321,836,198
                                ------------  -----------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   22,545,356    5,916,127    38,680,467       (28,173)    880,010,093     366,313,826
                                ------------  -----------  ------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    2,890,074   15,357,182     8,279,808    57,180,805   1,135,822,901   1,777,561,525
  Annuity Payments.............            0            0       (29,820)     (129,540)       (104,149)        (83,189)
  Surrenders, withdrawals
   and death benefits..........   (2,152,050)  (1,099,739)  (10,997,046)  (10,171,768)   (165,467,184)    (71,972,651)
  Net transfers between
   other subaccounts or
   fixed rate option...........   12,895,246   19,949,983   (13,404,234)   48,533,851     374,677,686     621,085,384
  Other charges................     (768,727)    (424,029)   (2,775,319)   (2,319,813)    (61,082,677)    (34,633,206)
                                ------------  -----------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   12,864,543   33,783,397   (18,926,611)   93,093,535   1,283,846,577   2,291,957,863
                                ------------  -----------  ------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   35,409,899   39,699,524    19,753,856    93,065,362   2,163,856,670   2,658,271,689

NET ASSETS
  Beginning of period..........   67,691,889   27,992,365   313,814,565   220,749,203   5,131,917,076   2,473,645,387
                                ------------  -----------  ------------  ------------  --------------  --------------
  End of period................ $103,101,788  $67,691,889  $333,568,421  $313,814,565  $7,295,773,746  $5,131,917,076
                                ============  ===========  ============  ============  ==============  ==============

  Beginning units..............    5,426,681    2,688,164    30,858,079    21,580,986     427,079,323     229,101,436
                                ------------  -----------  ------------  ------------  --------------  --------------
  Units issued.................    3,193,896    5,569,338    12,620,264    28,578,387     166,602,274     296,621,019
  Units redeemed...............   (2,273,920)  (2,830,821)  (14,444,723)  (19,301,294)    (58,045,146)    (98,643,132)
                                ------------  -----------  ------------  ------------  --------------  --------------
  Ending units.................    6,346,657    5,426,681    29,033,620    30,858,079     535,636,451     427,079,323
                                ============  ===========  ============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
   AST MFS GLOBAL EQUITY      AST JPMORGAN INTERNATIONAL   AST TEMPLETON GLOBAL BOND    AST WELLINGTON MANAGEMENT
         PORTFOLIO                 EQUITY PORTFOLIO                PORTFOLIO             HEDGED EQUITY PORTFOLIO
--------------------------    --------------------------  --------------------------  ----------------------------
 01/01/2013    01/01/2012      01/01/2013    01/01/2012    01/01/2013    01/01/2012     01/01/2013     01/01/2012
     TO            TO              TO            TO            TO            TO             TO             TO
 12/31/2013    12/31/2012      12/31/2013    12/31/2012    12/31/2013    12/31/2012     12/31/2013     12/31/2012
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------

$ (4,037,356) $   (872,995)   $ (3,010,429) $     24,430  $ (2,865,066) $  1,302,556  $  (14,211,647) $ (6,505,327)

           0             0               0             0             0     2,660,446               0             0

   7,382,484     2,229,602       4,512,739       (12,503)   (1,865,637)       63,533       9,008,494     2,933,534

  54,371,515    22,990,310      20,942,640    21,686,262    (6,319,612)    1,446,493     152,255,220    35,274,370
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------

  57,716,643    24,346,917      22,444,950    21,698,189   (11,050,315)    5,473,028     147,052,067    31,702,577
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------


  17,008,912    49,351,008       4,799,756    27,471,508     8,648,846    55,300,879     242,994,177   242,436,880
      (7,488)            0         (44,221)            0             0       (72,805)              0       (73,481)
  (4,676,573)   (3,302,440)     (5,095,578)   (2,755,289)   (5,192,547)   (5,063,628)    (22,293,774)  (16,395,153)

  64,160,036    31,806,750      27,244,684    23,600,443    10,833,345    28,434,448     254,737,269    84,396,476
  (2,474,388)   (1,204,454)     (1,548,127)   (1,105,284)   (1,936,482)   (1,416,264)     (7,830,683)   (3,501,831)
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------

  74,010,499    76,650,864      25,356,514    47,211,378    12,353,162    77,182,630     467,606,989   306,862,891
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------

 131,727,142   100,997,781      47,801,464    68,909,567     1,302,847    82,655,658     614,659,056   338,565,468

 188,578,884    87,581,103     159,507,068    90,597,501   196,194,443   113,538,785     604,520,999   265,955,531
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------
$320,306,026  $188,578,884    $207,308,532  $159,507,068  $197,497,290  $196,194,443  $1,219,180,055  $604,520,999
============  ============    ============  ============  ============  ============  ==============  ============

  15,071,995     8,288,403      14,336,993     9,784,710    17,787,754    10,425,673      62,039,064    29,415,891
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------
  11,300,369    14,071,540       7,201,703    12,479,300     7,128,897    13,275,011      58,654,687    46,283,187
  (5,776,060)   (7,287,948)     (5,110,362)   (7,927,017)   (5,888,939)   (5,912,930)    (14,651,048)  (13,660,014)
------------  ------------    ------------  ------------  ------------  ------------  --------------  ------------
  20,596,304    15,071,995      16,428,334    14,336,993    19,027,712    17,787,754     106,042,703    62,039,064
============  ============    ============  ============  ============  ============  ==============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                          SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------

                                   AST CAPITAL GROWTH ASSET      AST ACADEMIC STRATEGIES ASSET   AST BALANCED ASSET ALLOCATION
                                     ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO                  PORTFOLIO
                                ------------------------------  ------------------------------  ------------------------------
                                  01/01/2013      01/01/2012      01/01/2013      01/01/2012      01/01/2013      01/01/2012
                                      TO              TO              TO              TO              TO              TO
                                  12/31/2013      12/31/2012      12/31/2013      12/31/2012      12/31/2013      12/31/2012
                                --------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (95,236,042) $  (37,516,710) $  (72,491,342) $  (27,378,689) $  (99,031,672) $  (35,236,378)
  Capital gains distributions
   received....................              0               0               0               0               0     136,031,447
  Realized gain (loss) on
   shares redeemed.............     59,835,011      60,264,387      68,552,302      37,841,906      70,953,758      55,991,008
  Net change in unrealized
   gain (loss) on
   investments.................  1,064,403,514     339,364,006     314,173,931     303,989,656     896,673,451     253,561,113
                                --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  1,029,002,483     362,111,683     310,234,891     314,452,873     868,595,537     410,347,190
                                --------------  --------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    560,289,238     828,375,922     255,874,853     675,643,842     590,440,826   1,002,789,495
  Annuity Payments.............     (1,167,874)       (468,592)       (168,290)       (275,104)     (1,302,655)     (2,160,650)
  Surrenders, withdrawals
   and death benefits..........   (142,053,637)    (88,686,255)   (129,497,366)    (93,816,331)   (220,964,555)   (182,897,887)
  Net transfers between
   other subaccounts or
   fixed rate option...........    643,234,234     486,054,303     (42,413,028)    313,897,555     229,359,873     462,396,752
  Other charges................    (44,944,634)    (28,719,416)    (34,253,747)    (26,452,852)    (48,833,380)    (34,821,752)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  1,015,357,327   1,196,555,962      49,542,422     868,997,110     548,700,109   1,245,305,958
                                --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  2,044,359,810   1,558,667,645     359,777,313   1,183,449,983   1,417,295,646   1,655,653,148

NET ASSETS
  Beginning of period..........  4,452,562,863   2,893,895,218   3,909,210,196   2,725,760,213   5,203,726,391   3,548,073,243
                                --------------  --------------  --------------  --------------  --------------  --------------
  End of period................ $6,496,922,673  $4,452,562,863  $4,268,987,509  $3,909,210,196  $6,621,022,037  $5,203,726,391
                                ==============  ==============  ==============  ==============  ==============  ==============

  Beginning units..............    393,993,551     287,988,840     347,097,295     269,021,934     451,333,466     339,582,149
                                --------------  --------------  --------------  --------------  --------------  --------------
  Units issued.................    141,512,912     262,554,827      91,436,570     198,864,851     107,133,582     230,571,768
  Units redeemed...............    (57,733,064)   (156,550,116)    (87,415,651)   (120,789,490)    (58,352,845)   (118,820,451)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Ending units.................    477,773,399     393,993,551     351,118,214     347,097,295     500,114,203     451,333,466
                                ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
    AST PRESERVATION ASSET          AST FI PYRAMIS QUANTITATIVE        AST PRUDENTIAL GROWTH          AST ADVANCED STRATEGIES
     ALLOCATION PORTFOLIO                    PORTFOLIO                 ALLOCATION PORTFOLIO                  PORTFOLIO
------------------------------    ------------------------------  ------------------------------  ------------------------------
  01/01/2013      01/01/2012        01/01/2013      01/01/2012      01/01/2013      01/01/2012      01/01/2013      01/01/2012
      TO              TO                TO              TO              TO              TO              TO              TO
  12/31/2013      12/31/2012        12/31/2013      12/31/2012      12/31/2013      12/31/2012      12/31/2013      12/31/2012
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------
$  (77,511,909) $  (23,432,317)   $  (46,384,766) $    3,887,725  $  (55,749,541) $   (9,203,030) $  (83,973,577) $  (13,406,843)
             0     202,805,107                 0               0               0               0               0      10,698,188
    63,429,301      22,398,416        24,356,472      10,191,212      46,043,311      16,761,219      40,148,567      31,428,121
   334,261,391      73,823,567       365,241,460     127,264,222     475,568,287     174,991,851     729,496,156     278,376,605
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------

   320,178,783     275,594,773       343,213,166     141,343,159     465,862,057     182,550,040     685,671,146     307,096,071
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------

   533,326,229   1,048,759,017       423,649,841     728,600,453     490,879,666     805,337,507     872,367,545   1,337,159,721
    (1,449,062)     (2,491,241)         (105,809)        (65,646)        (30,505)        (85,451)       (202,461)       (118,803)
  (206,055,789)   (162,776,429)      (70,558,540)    (41,951,630)    (69,621,152)    (39,492,279)   (102,039,897)    (57,398,994)
  (273,355,205)    288,557,708        88,538,266     248,262,069     183,162,131     390,158,671     256,799,959     486,760,388
   (36,877,576)    (26,186,113)      (26,492,996)    (16,912,928)    (31,952,284)    (19,991,505)    (48,252,611)    (27,733,930)
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------

    15,588,597   1,145,862,942       415,030,762     917,932,318     572,437,856   1,135,926,943     978,672,535   1,738,668,382
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------

   335,767,380   1,421,457,715       758,243,928   1,059,275,477   1,038,299,913   1,318,476,983   1,664,343,681   2,045,764,453

 4,290,630,408   2,869,172,693     2,406,115,086   1,346,839,609   2,804,355,690   1,485,878,707   4,121,284,090   2,075,519,637
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------
$4,626,397,788  $4,290,630,408    $3,164,359,014  $2,406,115,086  $3,842,655,603  $2,804,355,690  $5,785,627,771  $4,121,284,090
==============  ==============    ==============  ==============  ==============  ==============  ==============  ==============

   367,593,732     264,390,353       211,694,110     130,049,406     248,629,701     148,843,360     343,975,841     193,663,052
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------
    92,474,155     166,398,878        75,474,768     144,416,799     117,253,080     202,559,826     132,340,734     243,758,752
   (87,986,640)    (63,195,499)      (38,883,631)    (62,772,095)    (69,006,478)   (102,773,485)    (49,729,110)    (93,445,963)
--------------  --------------    --------------  --------------  --------------  --------------  --------------  --------------
   372,081,247     367,593,732       248,285,247     211,694,110     296,876,303     248,629,701     426,587,465     343,975,841
==============  ==============    ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                     SUBACCOUNTS
                                ------------------------------------------------------------------------------------
                                AST T. ROWE PRICE LARGE-CAP       AST MONEY MARKET           AST SMALL-CAP GROWTH
                                     GROWTH PORTFOLIO                 PORTFOLIO                    PORTFOLIO
                                --------------------------  ----------------------------  --------------------------
                                 01/01/2013    01/01/2012     01/01/2013     01/01/2012    01/01/2013    01/01/2012
                                     TO            TO             TO             TO            TO            TO
                                 12/31/2013    12/31/2012     12/31/2013     12/31/2012    12/31/2013    12/31/2012
                                ------------  ------------  -------------  -------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (7,166,270) $ (4,749,523) $  (3,881,312) $  (3,824,914) $ (2,938,361) $ (2,103,651)
  Capital gains distributions
   received....................            0             0              0              0             0             0
  Realized gain (loss) on
   shares redeemed.............   19,155,374     7,268,215              0              0     8,559,959     2,508,100
  Net change in unrealized
   gain (loss) on
   investments.................  137,633,132    27,292,214              0              0    41,010,364     8,049,866
                                ------------  ------------  -------------  -------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  149,622,236    29,810,906     (3,881,312)    (3,824,914)   46,631,962     8,454,315
                                ------------  ------------  -------------  -------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   12,879,318    79,210,524     22,103,019     88,497,121     5,898,112    29,324,616
  Annuity Payments.............     (390,375)      (52,662)      (208,515)             0       (33,619)      (23,139)
  Surrenders, withdrawals
   and death benefits..........  (12,915,331)   (8,644,280)  (402,713,712)  (297,122,226)   (5,510,271)   (4,295,589)
  Net transfers between
   other subaccounts or
   fixed rate option...........   53,104,968    63,305,292    359,461,678    218,075,662    30,508,550     9,393,836
  Other charges................   (3,630,699)   (2,306,459)    (1,633,554)    (1,548,790)   (1,399,774)     (939,109)
                                ------------  ------------  -------------  -------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   49,047,881   131,512,415    (22,991,084)     7,901,767    29,462,998    33,460,615
                                ------------  ------------  -------------  -------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  198,670,117   161,323,321    (26,872,396)     4,076,853    76,094,960    41,914,930

NET ASSETS
  Beginning of period..........  334,819,860   173,496,539    240,223,779    236,146,926   133,149,033    91,234,103
                                ------------  ------------  -------------  -------------  ------------  ------------
  End of period................ $533,489,977  $334,819,860  $ 213,351,383  $ 240,223,779  $209,243,993  $133,149,033
                                ============  ============  =============  =============  ============  ============

  Beginning units..............   26,918,480    16,189,549     24,862,519     24,015,202     9,973,084     7,585,608
                                ------------  ------------  -------------  -------------  ------------  ------------
  Units issued.................   14,370,434    24,719,510     79,679,312     64,046,095     6,402,174     9,356,968
  Units redeemed...............  (10,978,388)  (13,990,579)   (82,071,714)   (63,198,778)   (4,577,933)   (6,969,492)
                                ------------  ------------  -------------  -------------  ------------  ------------
  Ending units.................   30,310,526    26,918,480     22,470,117     24,862,519    11,797,325     9,973,084
                                ============  ============  =============  =============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
    AST PIMCO TOTAL RETURN           AST INTERNATIONAL VALUE    AST INTERNATIONAL GROWTH    NVIT DEVELOPING MARKETS
        BOND PORTFOLIO                      PORTFOLIO                   PORTFOLIO                    FUND
------------------------------      -------------------------  --------------------------  ------------------------
  01/01/2013        01/01/2012                     01/01/2012   01/01/2013    01/01/2012    01/01/2013   01/01/2012
      TO                TO          01/01/2013 TO      TO           TO            TO            TO           TO
  12/31/2013        12/31/2012       12/31/2013    12/31/2012   12/31/2013    12/31/2012    12/31/2013   12/31/2012
--------------    --------------    ------------- -----------  ------------  ------------  -----------  -----------

$  (38,927,585)   $   17,738,505     $(1,351,139) $   276,831  $ (2,208,975) $   (267,131) $   (84,980) $  (215,215)
             0        20,653,708               0            0             0             0            0            0

     6,281,303        11,411,190       1,828,020     (832,761)    3,011,448       107,009     (700,866)  (1,053,696)

   (54,331,412)       89,383,140      12,326,023    8,015,700    29,413,294    19,507,288      518,672    3,139,075
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------

   (86,977,694)      139,186,543      12,802,904    7,459,770    30,215,767    19,347,166     (267,174)   1,870,164
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------


    54,056,842       453,070,089       2,080,339   11,752,993     5,811,896    59,557,410       69,556       59,056
      (482,437)         (923,816)              0            0             0             0       (9,671)     (23,563)

   (99,940,501)      (80,849,766)     (1,591,422)  (1,075,394)   (3,240,685)   (1,420,110)  (1,404,435)  (1,363,950)

    19,141,887       369,973,319       9,640,410    9,443,618     8,780,202    27,932,281     (618,588)  (1,185,451)
   (19,476,356)      (16,107,181)       (722,156)    (525,771)   (2,213,068)   (1,363,537)     (35,451)     (42,181)
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------

   (46,700,565)      725,162,645       9,407,171   19,595,446     9,138,345    84,706,044   (1,998,589)  (2,556,089)
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------

  (133,678,259)      864,349,188      22,210,075   27,055,216    39,354,112   104,053,210   (2,265,763)    (685,925)

 2,382,349,712     1,518,000,524      70,251,079   43,195,863   167,285,282    63,232,072   13,170,440   13,856,365
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------
$2,248,671,453    $2,382,349,712     $92,461,154  $70,251,079  $206,639,394  $167,285,282  $10,904,677  $13,170,440
==============    ==============     ===========  ===========  ============  ============  ===========  ===========

   205,774,079       139,943,096       6,716,213    4,762,994    16,432,762     7,248,430      882,429    1,065,619
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------
    68,223,104       137,401,558       3,428,385    5,789,490     4,313,807    14,668,163       73,088       99,979
   (72,642,725)      (71,570,575)     (2,620,126)  (3,836,271)   (3,574,423)   (5,483,831)    (212,569)    (283,169)
--------------    --------------     -----------  -----------  ------------  ------------  -----------  -----------
   201,354,458       205,774,079       7,524,472    6,716,213    17,172,146    16,432,762      742,948      882,429
==============    ==============     ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                       SUBACCOUNTS
                                ----------------------------------------------------------------------------------------
                                    AST INVESTMENT GRADE BOND     AST WESTERN ASSET CORE PLUS
                                            PORTFOLIO                   BOND PORTFOLIO          AST BOND PORTFOLIO 2018
                                --------------------------------  --------------------------  --------------------------
                                   01/01/2013       01/01/2012     01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                       TO               TO             TO            TO            TO            TO
                                   12/31/2013       12/31/2012     12/31/2013    12/31/2012    12/31/2013    12/31/2012
                                ---------------  ---------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (20,405,294) $   (15,007,632) $ (7,158,648) $  5,633,899  $ (3,055,944) $ (2,939,398)
  Capital gains distributions
   received....................               0       63,330,220             0    12,073,221             0       905,416
  Realized gain (loss) on
   shares redeemed.............      45,474,885      391,554,490      (123,284)    2,419,429     3,945,623     3,547,152
  Net change in unrealized
   gain (loss) on
   investments.................     (55,708,223)     (94,205,140)   (6,396,206)      (24,688)   (7,897,543)    4,469,013
                                ---------------  ---------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................     (30,638,632)     345,671,938   (13,678,138)   20,101,861    (7,007,864)    5,982,183
                                ---------------  ---------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................           1,086               (1)    9,159,292    88,018,345         1,408         2,662
  Annuity Payments.............         (61,413)        (272,303)         (480)      (51,480)      (66,384)            0
  Surrenders, withdrawals
   and death benefits..........     (42,190,435)     (86,983,291)  (12,772,463)   (9,637,334)   (7,927,132)   (7,610,640)
  Net transfers between
   other subaccounts or
   fixed rate option...........  (2,436,220,844)  (4,674,418,091)   32,365,434    64,087,358   (50,377,482)   (4,308,790)
  Other charges................     (13,275,629)     (47,021,685)   (3,781,787)   (3,206,933)      (79,870)      (85,637)
                                ---------------  ---------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (2,491,747,235)  (4,808,695,371)   24,969,996   139,209,956   (58,449,460)  (12,002,405)
                                ---------------  ---------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (2,522,385,867)  (4,463,023,433)   11,291,858   159,311,817   (65,457,324)   (6,020,222)

NET ASSETS
  Beginning of period..........   3,143,918,174    7,606,941,607   422,608,768   263,296,951   168,636,741   174,656,963
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  End of period................ $   621,532,307  $ 3,143,918,174  $433,900,626  $422,608,768  $103,179,417  $168,636,741
                                ===============  ===============  ============  ============  ============  ============

  Beginning units..............     240,121,532      624,194,989    36,399,377    23,998,953    13,760,511    14,702,403
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  Units issued.................     254,716,574      891,936,076    18,732,940    30,072,880     5,918,190     5,623,872
  Units redeemed...............    (446,108,236)  (1,276,009,533)  (16,485,472)  (17,672,456)  (10,810,413)   (6,565,764)
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  Ending units.................      48,729,870      240,121,532    38,646,845    36,399,377     8,868,288    13,760,511
                                ===============  ===============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                            SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------
                               AST GLOBAL REAL ESTATE     AST PARAMETRIC EMERGING
 AST BOND PORTFOLIO 2019              PORTFOLIO          MARKETS EQUITY PORTFOLIO
------------------------      ------------------------  --------------------------
 01/01/2013     01/01/2012     01/01/2013   01/01/2012   01/01/2013    01/01/2012
     TO             TO             TO           TO           TO            TO
 12/31/2013     12/31/2012     12/31/2013   12/31/2012   12/31/2013    12/31/2012
-----------    -----------    -----------  -----------  ------------  ------------
$  (532,899)   $  (216,729)   $(1,401,476) $  (170,900) $ (3,873,173) $ (1,169,779)
          0      1,837,892              0            0             0     2,819,500
   (922,958)      (302,431)     2,848,012      928,253      (521,022)   (2,928,625)
   (120,716)      (807,520)      (469,758)   9,128,406    (1,225,925)   24,696,336
-----------    -----------    -----------  -----------  ------------  ------------

 (1,576,573)       511,212        976,778    9,885,759    (5,620,120)   23,417,432
-----------    -----------    -----------  -----------  ------------  ------------

          1              2      3,303,671   15,286,953     4,710,033    43,371,384
          0              0              0            0          (998)            0
 (1,350,009)      (723,284)    (1,790,600)    (928,338)   (4,640,032)   (2,502,308)
 (6,706,267)    19,025,531      8,400,753   20,026,859    25,223,113    33,959,424
    (10,058)        (6,226)      (748,144)    (454,180)   (2,170,077)   (1,781,116)
-----------    -----------    -----------  -----------  ------------  ------------

 (8,066,333)    18,296,023      9,165,680   33,931,294    23,122,039    73,047,384
-----------    -----------    -----------  -----------  ------------  ------------

 (9,642,906)    18,807,235     10,142,458   43,817,053    17,501,919    96,464,816

 29,834,393     11,027,158     72,228,461   28,411,408   220,457,637   123,992,821
-----------    -----------    -----------  -----------  ------------  ------------
$20,191,487    $29,834,393    $82,370,919  $72,228,461  $237,959,556  $220,457,637
===========    ===========    ===========  ===========  ============  ============

  2,326,700        809,058      5,471,216    2,702,253    20,908,701    13,670,484
-----------    -----------    -----------  -----------  ------------  ------------
  1,530,852      2,250,306      3,840,124    5,318,135    12,781,560    21,085,687
 (2,166,386)      (732,664)    (3,204,466)  (2,549,172)  (10,800,398)  (13,847,470)
-----------    -----------    -----------  -----------  ------------  ------------
  1,691,166      2,326,700      6,106,874    5,471,216    22,889,863    20,908,701
===========    ===========    ===========  ===========  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                        SUBACCOUNTS
                                ------------------------------------------------------------------------------------------
                                     AST GOLDMAN SACHS           AST SCHRODERS GLOBAL            AST RCM WORLD TRENDS
                                 SMALL-CAP VALUE PORTFOLIO        TACTICAL PORTFOLIO                   PORTFOLIO
                                --------------------------  ------------------------------  ------------------------------
                                 01/01/2013    01/01/2012     01/01/2013      01/01/2012      01/01/2013      01/01/2012
                                     TO            TO             TO              TO              TO              TO
                                 12/31/2013    12/31/2012     12/31/2013      12/31/2012      12/31/2013      12/31/2012
                                ------------  ------------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $ (4,041,940) $ (1,826,709) $  (43,827,707) $  (19,489,507) $  (46,536,325) $  (21,632,247)
  Capital gains distributions
   received....................            0             0               0       7,348,892               0      47,180,985
  Realized gain (loss) on
   shares redeemed.............   10,406,854     3,259,583      22,736,138      25,928,614      19,871,313      11,951,175
  Net change in unrealized
   gain (loss) on
   investments.................   68,757,326    15,124,203     416,617,246     162,686,608     318,894,049      94,007,529
                                ------------  ------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   75,122,240    16,557,077     395,525,677     176,474,607     292,229,037     131,507,442
                                ------------  ------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    7,717,819    47,862,216     429,604,430     606,760,429     520,676,293     841,149,058
  Annuity Payments.............            0             0               0               0         (22,758)              0
  Surrenders, withdrawals
   and death benefits..........   (5,307,498)   (2,603,433)    (45,127,749)    (22,012,131)    (59,475,556)    (33,684,069)
  Net transfers between
   other subaccounts or
   fixed rate option...........   33,690,552    33,234,357     261,516,399     322,716,972      30,609,352     257,259,152
  Other charges................   (2,351,544)   (1,507,338)    (26,616,356)    (15,473,557)    (28,829,882)    (17,914,475)
                                ------------  ------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   33,749,329    76,985,802     619,376,724     891,991,713     462,957,449   1,046,809,666
                                ------------  ------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  108,871,569    93,542,879   1,014,902,401   1,068,466,320     755,186,486   1,178,317,108

NET ASSETS
  Beginning of period..........  192,755,526    99,212,647   2,100,412,423   1,031,946,103   2,470,812,204   1,292,495,096
                                ------------  ------------  --------------  --------------  --------------  --------------
  End of period................ $301,627,095  $192,755,526  $3,115,314,824  $2,100,412,423  $3,225,998,690  $2,470,812,204
                                ============  ============  ==============  ==============  ==============  ==============

  Beginning units..............   14,958,208     8,706,892     178,381,363     100,743,415     221,185,811     126,312,909
                                ------------  ------------  --------------  --------------  --------------  --------------
  Units issued.................    8,396,309    14,524,734      79,752,768     142,677,796      81,627,590     155,125,113
  Units redeemed...............   (6,237,102)   (8,273,418)    (28,463,760)    (65,039,848)    (39,893,024)    (60,252,211)
                                ------------  ------------  --------------  --------------  --------------  --------------
  Ending units.................   17,117,415    14,958,208     229,670,371     178,381,363     262,920,377     221,185,811
                                ============  ============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                               SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
    AST J.P. MORGAN GLOBAL         AST GOLDMAN SACHS MULTI-ASSET  AST FI PYRAMIS(R) ASSET ALLOCATION  PROFUND VP CONSUMER
      THEMATIC PORTFOLIO                     PORTFOLIO                       PORTFOLIO                     SERVICES
------------------------------    ------------------------------  ---------------------------------  --------------------
  01/01/2013      01/01/2012        01/01/2013      01/01/2012      01/01/2013        01/01/2012     01/01/2013 01/01/2012
      TO              TO                TO              TO              TO                TO             TO         TO
  12/31/2013      12/31/2012        12/31/2013      12/31/2012      12/31/2013        12/31/2012     12/31/2013 12/31/2012
--------------  --------------    --------------  --------------   --------------   --------------   ---------- ----------
$  (29,684,371) $  (14,491,771)   $  (29,032,146) $  (14,540,564) $  (28,885,572)   $  (11,921,076)   $ (3,505)  $ (1,388)
             0       7,129,301                 0      33,135,636               0                 0         901        722
    18,941,609      11,266,736        17,424,373       5,983,487      12,009,448         7,412,566      15,030      9,985
   255,564,038     108,250,741       146,478,565      67,217,603     293,557,493        96,031,943      96,045     16,693
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------

   244,821,276     112,155,007       134,870,792      91,796,162     276,681,369        91,523,433     108,471     26,012
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------

   274,199,756     504,371,029       275,028,090     429,761,581     341,155,813       458,847,982      10,321        734
       (43,373)        (33,876)          (82,836)              0         (80,911)          (17,091)          0          0
   (30,466,339)    (14,433,907)      (41,066,460)    (23,903,056)    (29,493,160)      (14,788,392)    (10,187)    (1,261)
    85,616,365     152,436,185       (30,327,942)    156,164,552     227,811,447       194,401,619     236,106     30,301
   (18,187,900)    (11,464,410)      (17,705,119)    (12,686,096)    (17,244,709)       (9,382,634)     (3,227)    (1,415)
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------

   311,118,509     630,875,021       185,845,733     549,336,981     522,148,480       629,061,484     233,013     28,359
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------

   555,939,785     743,030,028       320,716,525     641,133,143     798,829,849       720,584,917     341,484     54,371

 1,521,500,301     778,470,273     1,608,378,908     967,245,765   1,323,739,338       603,154,421     176,975    122,604
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------
$2,077,440,086  $1,521,500,301    $1,929,095,433  $1,608,378,908  $2,122,569,187    $1,323,739,338    $518,459   $176,975
==============  ==============    ==============  ==============   ==============   ==============    ========   ========

   129,515,188      74,331,284       142,916,661      93,246,254     113,954,635        58,250,777      12,519     10,467
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------
    49,333,229     104,534,684        50,524,847      89,167,572      61,576,994        93,416,287      22,563     13,725
   (23,018,131)    (49,350,780)      (33,092,109)    (39,497,165)    (17,794,950)      (37,712,429)     (7,914)   (11,673)
--------------  --------------    --------------  --------------   --------------   --------------    --------   --------
   155,830,286     129,515,188       160,349,399     142,916,661     157,736,679       113,954,635      27,168     12,519
==============  ==============    ==============  ==============   ==============   ==============    ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                            SUBACCOUNTS
                                ------------------------------------------------------------------
                                 PROFUND VP CONSUMER       PROFUND VP             PROFUND VP
                                   GOODS PORTFOLIO         FINANCIALS             HEALTH CARE
                                --------------------  --------------------  ----------------------
                                01/01/2013 01/01/2012 01/01/2013 01/01/2012 01/01/2013  01/01/2012
                                    TO         TO         TO         TO         TO          TO
                                12/31/2013 12/31/2012 12/31/2013 12/31/2012 12/31/2013  12/31/2012
                                ---------- ---------- ---------- ---------- ----------  ----------
OPERATIONS
  Net investment income
   (loss)...................... $  (1,548)  $ (1,686) $  (9,629)  $(10,016) $  (14,803) $  (10,706)
  Capital gains distributions
   received....................         0          0          0          0           0           0
  Realized gain (loss) on
   shares redeemed.............    53,145     19,629    150,133     28,843     218,079      58,898
  Net change in unrealized
   gain (loss) on
   investments.................    42,117     23,390    100,720    105,690     254,121     104,936
                                ---------   --------  ---------   --------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    93,714     41,333    241,224    124,517     457,397     153,128
                                ---------   --------  ---------   --------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    12,369      8,622     11,756     18,646      28,155      43,377
  Annuity Payments.............         0          0          0          0           0           0
  Surrenders, withdrawals
   and death benefits..........   (11,121)   (19,851)  (172,709)   (55,794)   (273,558)    (70,604)
  Net transfers between
   other subaccounts or
   fixed rate option...........  (111,610)    39,621   (104,845)   383,745     366,260     416,552
  Other charges................    (3,274)    (4,008)    (7,599)    (5,358)    (11,207)     (7,411)
                                ---------   --------  ---------   --------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (113,636)    24,384   (273,397)   341,239     109,650     381,914
                                ---------   --------  ---------   --------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (19,922)    65,717    (32,173)   465,756     567,047     535,042

NET ASSETS
  Beginning of period..........   423,964    358,247    895,242    429,486   1,228,303     693,261
                                ---------   --------  ---------   --------  ----------  ----------
  End of period................ $ 404,042   $423,964  $ 863,069   $895,242  $1,795,350  $1,228,303
                                =========   ========  =========   ========  ==========  ==========

  Beginning units..............    33,923     31,509    114,536     78,037      98,053      64,437
                                ---------   --------  ---------   --------  ----------  ----------
  Units issued.................    15,627     29,748     66,574    122,950      81,413      91,091
  Units redeemed...............   (24,533)   (27,334)   (86,005)   (86,451)    (75,528)    (57,475)
                                ---------   --------  ---------   --------  ----------  ----------
  Ending units.................    25,017     33,923     95,105    114,536     103,938      98,053
                                =========   ========  =========   ========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP         PROFUND VP MID-CAP    PROFUND VP MID-CAP      PROFUND VP REAL
     INDUSTRIALS              GROWTH                 VALUE                ESTATE
--------------------   --------------------  --------------------  --------------------
01/01/2013 01/01/2012  01/01/2013 01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012
    TO         TO          TO         TO         TO         TO         TO         TO
12/31/2013 12/31/2012  12/31/2013 12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012
---------- ----------  ---------- ---------- ---------- ---------- ---------- ----------
 $ (2,610)  $ (2,564)   $ (7,999)  $ (6,297) $  (5,645) $  (6,651)  $ (2,101)  $  4,674
        0          0           0          0          0          0          0          0
   27,513      5,503      25,303     24,804     98,924     40,061     24,618     35,801

   87,024     23,649     116,934     27,071     96,996     52,309    (32,908)    19,133
 --------   --------    --------   --------  ---------  ---------   --------   --------

  111,927     26,588     134,238     45,578    190,275     85,719    (10,391)    59,608
 --------   --------    --------   --------  ---------  ---------   --------   --------

   20,063     20,149       3,971     21,650      4,265     23,608      1,559      6,034
        0          0           0          0          0          0          0          0
  (16,095)    (7,464)     (2,487)   (38,843)  (180,444)   (19,287)   (41,469)   (12,482)

   40,182     60,583     124,085     21,766    103,871   (106,833)     4,492     60,232
   (2,856)    (2,068)     (4,564)    (2,978)    (3,913)    (2,950)    (3,626)    (3,725)
 --------   --------    --------   --------  ---------  ---------   --------   --------

   41,294     71,200     121,005      1,595    (76,221)  (105,462)   (39,044)    50,059
 --------   --------    --------   --------  ---------  ---------   --------   --------

  153,221     97,788     255,243     47,173    114,054    (19,743)   (49,435)   109,667

  268,622    170,834     372,960    325,787    645,350    665,093    495,813    386,146
 --------   --------    --------   --------  ---------  ---------   --------   --------
 $421,843   $268,622    $628,203   $372,960  $ 759,404  $ 645,350   $446,378   $495,813
 ========   ========    ========   ========  =========  =========   ========   ========

   25,372     19,305      31,893     31,644     56,486     66,431     47,844     42,775
 --------   --------    --------   --------  ---------  ---------   --------   --------
   15,159     17,647      29,309     62,476     46,665     65,545     20,211     47,041
  (11,245)   (11,580)    (19,536)   (62,227)   (52,203)   (75,490)   (24,311)   (41,972)
 --------   --------    --------   --------  ---------  ---------   --------   --------
   29,286     25,372      41,666     31,893     50,948     56,486     43,744     47,844
 ========   ========    ========   ========  =========  =========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                           SUBACCOUNTS
                                -----------------------------------------------------------------
                                 PROFUND VP SMALL-CAP  PROFUND VP SMALL-CAP       PROFUND VP
                                        GROWTH                 VALUE          TELECOMMUNICATIONS
                                ---------------------  --------------------  --------------------
                                01/01/2013  01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012
                                    TO          TO         TO         TO         TO         TO
                                12/31/2013  12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012
                                ----------  ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss)...................... $   (7,898)  $ (5,495)  $ (3,791) $  (3,874)  $  1,211   $  3,269
  Capital gains distributions
   received....................     35,356          0          0          0      5,794          0
  Realized gain (loss) on
   shares redeemed.............     37,662     22,494     50,523     23,917     13,104      6,075
  Net change in unrealized
   gain (loss) on
   investments.................    171,210     16,201     84,218     16,643     (4,089)     9,172
                                ----------   --------   --------  ---------   --------   --------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    236,330     33,200    130,950     36,686     16,020     18,516
                                ----------   --------   --------  ---------   --------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     13,559     11,498      4,616     20,523          1      4,525
  Annuity Payments.............          0          0          0          0          0          0
  Surrenders, withdrawals
   and death benefits..........    (15,398)   (41,605)    (9,631)    (8,927)    (2,219)   (20,824)
  Net transfers between
   other subaccounts or
   fixed rate option...........    542,075      6,942     11,002   (137,183)   (64,467)    79,344
  Other charges................     (3,947)    (2,453)    (2,376)    (1,396)    (1,206)    (1,208)
                                ----------   --------   --------  ---------   --------   --------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    536,289    (25,618)     3,611   (126,983)   (67,891)    61,837
                                ----------   --------   --------  ---------   --------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    772,619      7,582    134,561    (90,297)   (51,871)    80,353

NET ASSETS
  Beginning of period..........    410,629    403,047    313,615    403,912    212,950    132,597
                                ----------   --------   --------  ---------   --------   --------
  End of period................ $1,183,248   $410,629   $448,176  $ 313,615   $161,079   $212,950
                                ==========   ========   ========  =========   ========   ========

  Beginning units..............     33,858     36,951     27,156     39,460     18,418     14,600
                                ----------   --------   --------  ---------   --------   --------
  Units issued.................     57,363     36,721     35,299     40,787     11,450     20,808
  Units redeemed...............    (23,586)   (39,814)   (33,980)   (53,091)   (15,635)   (16,990)
                                ----------   --------   --------  ---------   --------   --------
  Ending units.................     67,635     33,858     28,475     27,156     14,233     18,418
                                ==========   ========   ========  =========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                   SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------
                        PROFUND VP LARGE-CAP   PROFUND VP LARGE-CAP   AST JENNISON LARGE-CAP
PROFUND VP UTILITIES           GROWTH                 VALUE               VALUE PORTFOLIO
--------------------   ---------------------  ---------------------  ------------------------
01/01/2013 01/01/2012  01/01/2013  01/01/2012 01/01/2013  01/01/2012  01/01/2013   01/01/2012
    TO         TO          TO          TO         TO          TO          TO           TO
12/31/2013 12/31/2012  12/31/2013  12/31/2012 12/31/2013  12/31/2012  12/31/2013   12/31/2012
---------- ----------  ----------  ---------- ----------  ---------- -----------  -----------
$   8,702   $  6,046   $  (11,181)  $(11,019) $   (4,569) $  (4,455) $(1,255,493) $  (650,683)
        0          0            0          0           0          0            0            0
   41,411     19,002       24,831     61,711      52,887     38,996    3,213,462      212,339
   29,987    (34,975)     235,938     26,211     209,553     64,426   16,406,066    4,865,798
---------   --------   ----------   --------  ----------  ---------  -----------  -----------

   80,100     (9,927)     249,588     76,903     257,871     98,967   18,364,035    4,427,454
---------   --------   ----------   --------  ----------  ---------  -----------  -----------

   22,344     82,939       14,864     28,955       9,054     37,324    2,857,291   14,175,878
        0          0            0          0           0          0            0            0
 (144,342)    (5,495)     (24,712)   (39,620)    (24,708)   (28,238)  (1,862,136)  (1,077,403)
  (45,149)      (844)     188,860     16,455     199,454    (75,895)   4,753,163   10,430,652
   (4,271)    (4,028)      (7,580)    (6,252)     (7,006)    (5,231)    (640,911)    (447,908)
---------   --------   ----------   --------  ----------  ---------  -----------  -----------

 (171,418)    72,572      171,432       (462)    176,794    (72,040)   5,107,407   23,081,219
---------   --------   ----------   --------  ----------  ---------  -----------  -----------

  (91,318)    62,645      421,020     76,441     434,665     26,927   23,471,442   27,508,673

  651,289    588,644      767,355    690,914     877,713    850,786   61,345,926   33,837,253
---------   --------   ----------   --------  ----------  ---------  -----------  -----------
$ 559,971   $651,289   $1,188,375   $767,355  $1,312,378  $ 877,713  $84,817,368  $61,345,926
=========   ========   ==========   ========  ==========  =========  ===========  ===========

   63,480     54,664       69,532     69,496      91,816     97,281    5,590,456    3,424,716
---------   --------   ----------   --------  ----------  ---------  -----------  -----------
   15,205     53,934       24,735     68,467      55,366    105,343    2,699,791    5,721,657
  (29,523)   (45,118)     (10,442)   (68,431)    (42,512)  (110,808)  (2,297,220)  (3,555,917)
---------   --------   ----------   --------  ----------  ---------  -----------  -----------
   49,162     63,480       83,825     69,532     104,670     91,816    5,993,027    5,590,456
=========   ========   ==========   ========  ==========  =========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                  SUBACCOUNTS
                                -------------------------------------------------------------------------------
                                  AST JENNISON LARGE-CAP
                                     GROWTH PORTFOLIO       AST BOND PORTFOLIO 2020    AST BOND PORTFOLIO 2017
                                -------------------------  ------------------------  --------------------------
                                 01/01/2013    01/01/2012   01/01/2013   01/01/2012   01/01/2013    01/01/2012
                                     TO            TO           TO           TO           TO            TO
                                 12/31/2013    12/31/2012   12/31/2013   12/31/2012   12/31/2013    12/31/2012
                                ------------  -----------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,579,698) $(1,063,799) $  (366,945) $     7,958  $ (2,925,127) $ (2,760,219)
  Capital gains distributions
   received....................            0            0            0      428,656             0             0
  Realized gain (loss) on
   shares redeemed.............    3,962,247    1,269,498     (384,439)     (88,333)    3,497,445     3,216,570
  Net change in unrealized
   gain (loss) on
   investments.................   26,382,795    4,649,763     (379,617)    (288,446)   (5,775,085)    4,303,808
                                ------------  -----------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   28,765,344    4,855,462   (1,131,001)      59,835    (5,202,767)    4,760,159
                                ------------  -----------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    6,040,460   26,737,608            0           (1)        1,347        23,526
  Annuity Payments.............            0            0            0            0             0             0
  Surrenders, withdrawals
   and death benefits..........   (1,876,753)    (801,365)    (571,342)     (82,356)   (7,989,415)   (5,976,374)
  Net transfers between
   other subaccounts or
   fixed rate option...........    3,904,369   15,723,428   31,867,193   (2,990,366)  (49,547,409)  (11,511,305)
  Other charges................     (923,143)    (548,269)      (2,857)        (621)      (62,108)      (86,258)
                                ------------  -----------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    7,144,933   41,111,402   31,292,994   (3,073,344)  (57,597,585)  (17,550,411)
                                ------------  -----------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   35,910,277   45,966,864   30,161,993   (3,013,509)  (62,800,352)  (12,790,252)

NET ASSETS
  Beginning of period..........   78,350,799   32,383,935      589,039    3,602,548   160,817,997   173,608,249
                                ------------  -----------  -----------  -----------  ------------  ------------
  End of period................ $114,261,076  $78,350,799  $30,751,032  $   589,039  $ 98,017,645  $160,817,997
                                ============  ===========  ===========  ===========  ============  ============

  Beginning units..............    6,499,133    3,023,508       48,358      313,789    13,596,428    15,086,505
                                ------------  -----------  -----------  -----------  ------------  ------------
  Units issued.................    3,345,822    7,344,333    4,775,543       57,546     5,601,397     6,264,253
  Units redeemed...............   (2,730,894)  (3,868,708)  (2,211,237)    (322,977)  (10,543,101)   (7,754,330)
                                ------------  -----------  -----------  -----------  ------------  ------------
  Ending units.................    7,114,061    6,499,133    2,612,664       48,358     8,654,724    13,596,428
                                ============  ===========  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------
                               WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE  WELLS FARGO ADVANTAGE
                               VT INTERNATIONAL EQUITY     VT OMEGA GROWTH      VT SMALL CAP GROWTH
  AST BOND PORTFOLIO 2021          FUND CLASS 1             FUND CLASS 1           FUND CLASS 1
---------------------------    ----------------------  ----------------------  --------------------
  01/01/2013    01/01/2012     01/01/2013  01/01/2012  01/01/2013  01/01/2012  01/01/2013 01/01/2012
      TO            TO             TO          TO          TO          TO          TO         TO
  12/31/2013    12/31/2012     12/31/2013  12/31/2012  12/31/2013  12/31/2012  12/31/2013 12/31/2012
-------------  ------------    ----------  ----------  ----------  ----------  ---------- ----------
$  (3,004,419) $ (3,133,398)   $   4,036   $    (566)  $  (15,546) $  (20,604) $  (9,575) $  (9,054)
            0     4,227,158       29,408      39,041       97,279      83,856     28,660     24,017
    5,859,599     9,895,521       11,757       6,191       49,467      92,943     41,053     32,450
  (13,894,899)     (991,896)      54,187      25,671      260,420      61,665    156,675    (13,846)
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------

  (11,039,719)    9,997,385       99,388      70,337      391,620     217,860    216,813     33,567
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------

        2,442             1           20          12       20,820         144          0     53,123
            0             0            0           0            0           0          0          0
   (5,733,375)   (8,023,886)     (91,839)   (112,697)     (95,674)   (291,415)   (65,595)  (118,516)
  (92,713,029)  (43,323,461)     (12,623)     (1,843)      13,107     (80,999)   (48,882)   (10,190)
      (70,829)     (122,420)      (1,368)     (1,452)      (3,403)     (4,376)    (1,134)    (1,393)
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------

  (98,514,791)  (51,469,766)    (105,810)   (115,980)     (65,150)   (376,646)  (115,611)   (76,976)
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------

 (109,554,510)  (41,472,381)      (6,422)    (45,643)     326,470    (158,786)   101,202    (43,409)

  191,261,682   232,734,063      603,027     648,670    1,090,514   1,249,300    501,105    544,514
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------
$  81,707,172  $191,261,682    $ 596,605   $ 603,027   $1,416,984  $1,090,514  $ 602,307  $ 501,105
=============  ============    =========   =========   ==========  ==========  =========  =========

   14,511,763    18,356,147       43,646      52,493      502,082     682,604     40,950     47,275
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------
    5,632,733     7,917,603          151       1,931       28,287       4,477      1,095      5,623
  (13,286,163)  (11,761,987)      (7,183)    (10,778)     (57,619)   (184,999)    (8,774)   (11,948)
-------------  ------------    ---------   ---------   ----------  ----------  ---------  ---------
    6,858,333    14,511,763       36,614      43,646      472,750     502,082     33,271     40,950
=============  ============    =========   =========   ==========  ==========  =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                  SUBACCOUNTS
                                ------------------------------------------------------------------------------
                                 WELLS FARGO ADVANTAGE
                                  VT SMALL CAP VALUE                                 AST QUANTITATIVE MODELING
                                     FUND CLASS 1         AST BOND PORTFOLIO 2022            PORTFOLIO
                                ----------------------  --------------------------  --------------------------
                                01/01/2013  01/01/2012   01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                    TO          TO           TO            TO            TO            TO
                                12/31/2013  12/31/2012   12/31/2013    12/31/2012    12/31/2013    12/31/2012
                                ----------  ----------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (9,063) $   (7,793) $ (2,173,071) $ (2,368,341) $ (4,476,124) $ (2,265,686)
  Capital gains distributions
   received....................          0           0             0       228,894             0             0
  Realized gain (loss) on
   shares redeemed.............     85,453      63,495     1,702,554     3,120,591     1,213,091       166,379
  Net change in unrealized
   gain (loss) on
   investments.................     84,685      97,639   (10,867,728)    4,139,526    53,364,593    15,077,655
                                ----------  ----------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    161,075     153,341   (11,338,245)    5,120,670    50,101,560    12,978,348
                                ----------  ----------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................          0      54,403             0             0    88,100,355    99,661,732
  Annuity Payments.............     (7,567)          0             0             0             0             0
  Surrenders, withdrawals
   and death benefits..........   (186,376)   (268,311)   (4,674,532)   (4,193,611)   (9,989,932)   (3,915,339)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (77,047)    (45,859)  (50,904,840)   46,513,222    37,182,891     3,048,006
  Other charges................     (3,772)     (4,198)      (61,113)      (59,308)     (119,679)      (55,266)
                                ----------  ----------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (274,762)   (263,965)  (55,640,485)   42,260,303   115,173,635    98,739,133
                                ----------  ----------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (113,687)   (110,624)  (66,978,730)   47,380,973   165,275,195   111,717,481

NET ASSETS
  Beginning of period..........  1,298,615   1,409,239   131,877,240    84,496,267   192,841,776    81,124,295
                                ----------  ----------  ------------  ------------  ------------  ------------
  End of period................ $1,184,928  $1,298,615  $ 64,898,510  $131,877,240  $358,116,971  $192,841,776
                                ==========  ==========  ============  ============  ============  ============

  Beginning units..............    107,072     130,611    10,633,328     7,050,755    19,469,297     9,115,978
                                ----------  ----------  ------------  ------------  ------------  ------------
  Units issued.................      2,848       8,818     4,817,294     9,133,198    12,298,113    11,547,212
  Units redeemed...............    (23,465)    (32,357)   (9,501,000)   (5,550,625)   (1,683,036)   (1,193,893)
                                ----------  ----------  ------------  ------------  ------------  ------------
  Ending units.................     86,455     107,072     5,949,622    10,633,328    30,084,374    19,469,297
                                ==========  ==========  ============  ============  ============  ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                   WELLS FARGO ADVANTAGE
AST BLACKROCK GLOBAL STRATEGIES       VT OPPORTUNITY       AST PRUDENTIAL CORE BOND     AST NEUBERGER BERMAN
           PORTFOLIO                  FUND - CLASS 1               PORTFOLIO             CORE BOND PORTFOLIO
------------------------------    ----------------------  --------------------------  ------------------------
  01/01/2013      01/01/2012      01/01/2013  01/01/2012   01/01/2013    01/01/2012    01/01/2013   01/01/2012
      TO              TO              TO          TO           TO            TO            TO           TO
  12/31/2013      12/31/2012      12/31/2013  12/31/2012   12/31/2013    12/31/2012    12/31/2013   12/31/2012
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------
$  (26,630,610) $  (14,288,942)   $  (21,134) $  (15,925) $ (1,926,260) $   (821,712) $  (649,415) $  (379,726)

             0               0             0         447             0       101,685            0       15,374

    10,847,253        (335,717)       82,825      37,100       261,046       483,478      (22,660)     209,269

   153,604,948     113,425,282       349,719     162,898    (3,882,280)    2,754,490   (1,082,156)     733,850
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------

   137,821,591      98,800,623       411,410     184,520    (5,547,494)    2,517,941   (1,754,231)     578,767
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------

   248,708,654     445,948,201             0     183,836    12,673,997    74,144,865    1,243,981   18,671,882
    (1,073,364)       (790,834)            0           0             0             0            0            0

   (65,572,039)    (63,151,067)     (183,528)   (208,627)   (3,760,888)   (1,111,769)  (1,758,911)    (465,278)

    62,469,275      98,331,863       (52,820)      4,533    17,483,188    46,409,263    3,346,645   14,656,618
   (12,660,326)     (7,109,048)       (2,734)     (2,699)   (1,671,903)     (513,939)    (342,765)    (210,176)
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------

   231,872,200     473,229,115      (239,082)    (22,957)   24,724,394   118,928,420    2,488,950   32,653,046
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------

   369,693,791     572,029,738       172,328     161,563    19,176,900   121,446,361      734,719   33,231,813

 1,388,058,712     816,028,974     1,502,155   1,340,592   132,485,616    11,039,255   37,537,548    4,305,735
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------
$1,757,752,503  $1,388,058,712    $1,674,483  $1,502,155  $151,662,516  $132,485,616  $38,272,267  $37,537,548
==============  ==============    ==========  ==========  ============  ============  ===========  ===========

   137,665,311      89,095,942       123,329     125,255    12,450,744     1,096,258    3,617,299      427,636
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------
    41,524,380      69,600,719         1,189      17,914     8,852,454    15,235,030    2,811,371    5,446,881
   (19,225,483)    (21,031,350)      (17,749)    (19,840)   (6,536,618)   (3,880,544)  (2,570,081)  (2,257,218)
--------------  --------------    ----------  ----------  ------------  ------------  -----------  -----------
   159,964,208     137,665,311       106,769     123,329    14,766,580    12,450,744    3,858,589    3,617,299
==============  ==============    ==========  ==========  ============  ============  ===========  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A52

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                     SUBACCOUNTS
                                -------------------------------------------------------------------------------------

                                                           AST FRANKLIN TEMPLETON FOUNDING   AST NEW DISCOVERY ASSET
                                 AST BOND PORTFOLIO 2023     FUNDS ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO
                                -------------------------  ------------------------------  --------------------------
                                 01/01/2013   01/03/2012*    01/01/2013      04/30/2012*    01/01/2013      04/30/2012*
                                     TO           TO             TO              TO             TO              TO
                                 12/31/2013   12/31/2012     12/31/2013      12/31/2012     12/31/2013      12/31/2012
                                ------------  -----------  --------------  --------------  ------------    ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (2,950,258) $  (186,387) $  (49,114,991) $  (11,309,836) $ (4,481,318)   $   (287,083)
  Capital gains distributions
   received....................            0            0               0               0             0               0
  Realized gain (loss) on
   shares redeemed.............   (5,518,193)      71,311      29,019,151      (5,507,083)    3,247,233        (880,410)
  Net change in unrealized
   gain (loss) on
   investments.................   (6,190,709)     184,290     616,326,369      44,700,693    44,858,695       6,288,038
                                ------------  -----------  --------------  --------------  ------------    ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  (14,659,160)      69,214     596,230,529      27,883,774    43,624,610       5,120,545
                                ------------  -----------  --------------  --------------  ------------    ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................            0          280     192,841,777     285,762,385   104,121,005      67,693,779
  Annuity Payments.............            0            0        (124,861)              0       (13,612)              0
  Surrenders, withdrawals
   and death benefits..........  (10,243,561)    (656,092)    (64,204,348)    (11,663,365)   (5,576,766)     (1,857,561)
  Net transfers between
   other subaccounts or
   fixed rate option...........  192,799,117   32,759,286     162,671,889   2,141,109,665    55,615,942     118,319,829
  Other charges................      (82,612)        (101)    (29,500,909)     (6,516,987)   (2,719,659)       (772,960)
                                ------------  -----------  --------------  --------------  ------------    ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  182,472,944   32,103,373     261,683,548   2,408,691,698   151,426,910     183,383,087
                                ------------  -----------  --------------  --------------  ------------    ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  167,813,784   32,172,587     857,914,077   2,436,575,472   195,051,520     188,503,632

NET ASSETS
  Beginning of period..........   32,172,587            0   2,436,575,472               0   188,503,632               0
                                ------------  -----------  --------------  --------------  ------------    ------------
  End of period................ $199,986,371  $32,172,587  $3,294,489,549  $2,436,575,472  $383,555,152    $188,503,632
                                ============  ===========  ==============  ==============  ============    ============

  Beginning units..............    3,101,105            0     226,666,618               0    18,255,505               0
                                ------------  -----------  --------------  --------------  ------------    ------------
  Units issued.................   44,646,062    3,453,763      61,116,971     257,603,675    19,355,294      24,024,640
  Units redeemed...............  (25,784,838)    (352,658)    (37,401,037)    (30,937,057)   (5,637,904)     (5,769,135)
                                ------------  -----------  --------------  --------------  ------------    ------------
  Ending units.................   21,962,329    3,101,105     250,382,552     226,666,618    31,972,895      18,255,505
                                ============  ===========  ==============  ==============  ============    ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
   AST WESTERN ASSET                                    AST       AST AQR EMERGING AST CLEARBRIDGE  AST QMA EMERGING
 EMERGING MARKETS DEBT       AST MFS LARGE-CAP     BOND PORTFOLIO  MARKETS EQUITY      DIVIDEND      MARKETS EQUITY
       PORTFOLIO              VALUE PORTFOLIO           2024         PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO
----------------------    -----------------------  -------------- ---------------- ---------------- ----------------
01/01/2013    08/20/2012*  01/01/2013  08/20/2012*  01/02/2013*     02/25/2013*      02/25/2013*      02/25/2013*
    TO            TO           TO          TO            TO              TO               TO               TO
12/31/2013    12/31/2012   12/31/2013  12/31/2012    12/31/2013      12/31/2013       12/31/2013       12/31/2013
----------    ----------- -----------  ----------- -------------- ---------------- ---------------- ----------------

$  (16,548)    $   (779)  $  (120,298) $   (2,712)  $  (798,583)     $   (4,605)     $   (96,396)       $ (2,023)

         0            0             0           0             0               0                0               0
   (50,609)         180       179,277       2,247    (1,642,041)         (1,248)          54,692          (1,053)
   (66,215)       6,575     1,869,803      14,137    (1,908,586)         23,302        1,158,435           6,570
----------     --------   -----------  ----------   -----------      ----------      -----------        --------

  (133,372)       5,976     1,928,782      13,672    (4,349,210)         17,449        1,116,731           3,494
----------     --------   -----------  ----------   -----------      ----------      -----------        --------


 1,061,079      301,785       892,564     227,272         5,286         481,494          657,686         279,976
         0            0             0           0             0               0                0               0

   (36,709)      (2,958)     (194,854)       (316)   (2,355,345)        (18,452)        (151,814)           (227)

    99,767      108,867    12,323,038     809,196    69,943,854         703,457       16,226,085         183,563
      (436)           0       (62,622)     (1,212)         (692)           (164)         (48,264)            (44)
----------     --------   -----------  ----------   -----------      ----------      -----------        --------

 1,123,701      407,694    12,958,126   1,034,940    67,593,103       1,166,335       16,683,693         463,268
----------     --------   -----------  ----------   -----------      ----------      -----------        --------

   990,329      413,670    14,886,908   1,048,612    63,243,893       1,183,784       17,800,424         466,762

   413,670            0     1,048,612           0             0               0                0               0
----------     --------   -----------  ----------   -----------      ----------      -----------        --------
$1,403,999     $413,670   $15,935,520  $1,048,612   $63,243,893      $1,183,784      $17,800,424        $466,762
==========     ========   ===========  ==========   ===========      ==========      ===========        ========

    39,790            0       102,774           0             0               0                0               0
----------     --------   -----------  ----------   -----------      ----------      -----------        --------
   283,141       42,159     1,406,904     140,382    15,011,644         159,464        1,861,795          53,752
  (173,000)      (2,369)     (327,059)    (37,608)   (7,762,618)        (42,567)        (335,488)         (5,266)
----------     --------   -----------  ----------   -----------      ----------      -----------        --------
   149,931       39,790     1,182,619     102,774     7,249,026         116,897        1,526,307          48,486
==========     ========   ===========  ==========   ===========      ==========      ===========        ========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A54

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                               SUBACCOUNTS
                                -------------------------------------------------------------------------
                                AST MULTI-SECTOR AST BLACKROCK AST FRANKLIN TEMPLETON
                                  FIXED INCOME    ISHARES ETF   FOUNDING FUNDS PLUS   AST DEFENSIVE ASSET
                                   PORTFOLIO       PORTFOLIO         PORTFOLIO        ALLOCATION PORTFOLIO
                                ---------------- ------------- ---------------------- --------------------
                                  02/25/2013*     04/29/2013*       04/29/2013*           04/29/2013*
                                       TO             TO                 TO                    TO
                                   12/31/2013     12/31/2013         12/31/2013            12/31/2013
                                ---------------- ------------- ---------------------- --------------------
OPERATIONS
  Net investment income
   (loss)......................   $ (3,378,731)   $  (475,341)      $ (1,755,379)         $  (459,862)
  Capital gains distributions
   received....................              0              0                  0                    0
  Realized gain (loss) on
   shares redeemed.............        (31,378)        51,320            119,709              121,572
  Net change in unrealized
   gain (loss) on
   investments.................      3,882,378      3,825,057         19,420,228            1,261,341
                                  ------------    -----------       ------------          -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................        472,269      3,401,036         17,784,558              923,051
                                  ------------    -----------       ------------          -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    699,529,215     54,750,116        150,243,590           38,098,449
  Annuity Payments.............              0              0                  0                    0
  Surrenders, withdrawals
   and death benefits..........     (5,610,348)      (555,125)        (2,096,780)            (934,571)
  Net transfers between
   other subaccounts or
   fixed rate option...........      1,262,782     29,294,747        184,801,006           42,249,852
  Other charges................              0       (251,659)        (1,014,858)            (270,330)
                                  ------------    -----------       ------------          -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    695,181,649     83,238,079        331,932,958           79,143,400
                                  ------------    -----------       ------------          -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    695,653,918     86,639,115        349,717,516           80,066,451

NET ASSETS
  Beginning of period..........              0              0                  0                    0
                                  ------------    -----------       ------------          -----------
  End of period................   $695,653,918    $86,639,115       $349,717,516          $80,066,451
                                  ============    ===========       ============          ===========

  Beginning units..............              0              0                  0                    0
                                  ------------    -----------       ------------          -----------
  Units issued.................     77,347,847      9,433,133         34,505,227           10,995,003
  Units redeemed...............     (4,218,496)    (1,185,676)        (2,194,806)          (2,734,668)
                                  ------------    -----------       ------------          -----------
  Ending units.................     73,129,351      8,247,457         32,310,421            8,260,335
                                  ============    ===========       ============          ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A55

                            SUBACCOUNTS (CONTINUED)
                         ----------------------------

                         AST AQR LARGE- AST QMA LARGE-
                         CAP PORTFOLIO  CAP PORTFOLIO
                         -------------- --------------
                          04/29/2013*    04/29/2013*
                               TO             TO
                           12/31/2013     12/31/2013
                         -------------- --------------
                           $  (3,614)      $   (410)
                                   0              0
                              10,275            131
                              49,479          8,263
                           ---------       --------

                              56,140          7,984
                           ---------       --------

                             545,118         58,785
                                   0              0
                            (101,746)        (1,279)
                             266,182         70,203
                                 (28)           (38)
                           ---------       --------

                             709,526        127,671
                           ---------       --------

                             765,666        135,655

                                   0              0
                           ---------       --------
                           $ 765,666       $135,655
                           =========       ========

                                   0              0
                           ---------       --------
                             127,930         11,821
                             (62,203)          (219)
                           ---------       --------
                              65,727         11,602
                           =========       ========

*  Date subaccount became available for investment

                                      A56

                       NOTES TO FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2013

NOTE 1: GENERAL

        Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 16, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct. Proceeds from purchases of the following contracts are invested in the Account:

        Strategic Partners Variable Annuity One
        Strategic Partners Variable Annuity One 3
        Strategic Partners Select
        Strategic Partners Advisor
        Strategic Partners Plus
        Strategic Partners FlexElite
        Discovery Preferred
        Discovery Select
        Discovery Choice
        Prudential Premier B, L, X Series
        Prudential Premier Bb Series
        Prudential Premier Retirement X, B, L, C Series
        Prudential Premier Advisor
        Prudential Premier Retirement Variable Annuity
        Prudential Defined Income Annuity

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred twenty six subaccounts within the Account, of which one hundred twenty five had activity during 2013. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the "Portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:
AllianceBernstein Large Cap Growth Portfolio Class B
VP Value Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST AQR Emerging Markets Equity Portfolio
AST AQR Large-Cap Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST BlackRock iShares ETF Portfolio
AST Bond Portfolio 2016*
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Bond Portfolio 2023
AST Bond Portfolio 2024
AST Capital Growth Asset Allocation Portfolio
AST ClearBridge Dividend Growth Portfolio
AST Cohen & Steers Realty Portfolio
AST Defensive Asset Allocation Portfolio
AST Federated Aggressive Growth Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST Franklin Templeton Founding Funds Allocation Portfolio
AST Franklin Templeton Founding Funds Plus Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Multi-Asset Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Herndon Large-Cap Value Portfolio
AST High Yield Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan International Equity Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio

                                      A57

AST MFS Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Multi-Sector Fixed Income Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST New Discovery Asset Allocation Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST Prudential Growth Allocation Portfolio
AST QMA Emerging Markets Equity Portfolio
AST QMA Large-Cap Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST RCM World Trends Portfolio
AST Schroders Global Tactical Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Equity Income Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Templeton Global Bond Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Western Asset Emerging Markets Debt Portfolio
Davis Value Portfolio
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
Invesco V.I. Core Equity Fund
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Janus Portfolio - Service Shares
Janus Aspen Overseas Portfolio - Institutional Shares
MFS(R) Growth Series - Initial Class
MFS(R) Research Series - Initial Class
NVIT Developing Markets Fund
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
Prudential Conservative Balanced Portfolio
Prudential Diversified Bond Portfolio
Prudential Equity Portfolio
Prudential Flexible Managed Portfolio
Prudential Global Portfolio
Prudential High Yield Bond Portfolio
Prudential Jennison 20/20 Focus Portfolio
Prudential Jennison Portfolio
Prudential Money Market Portfolio
Prudential Natural Resources Portfolio
Prudential Small Capitalization Stock Portfolio
Prudential SP International Growth Portfolio
Prudential SP International Value Portfolio
Prudential SP Prudential U.S. Emerging Growth Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
Prudential Value Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT International Equity Fund Class 1
Wells Fargo Advantage VT Omega Growth Fund Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 1
Wells Fargo Advantage VT Small Cap Growth Fund Class 1
Wells Fargo Advantage VT Small Cap Value Fund Class 1
        --------
        * Subaccount available for investment but had no assets as of December 31, 2013

        The Portfolios are diversified open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these mutual funds is available upon request to the appropriate companies.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the

                                      A58
        financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

        Investments--The investments in shares of the Portfolios are stated at the net asset value of the respective Portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        In June 2013, the Financial Accounting Standards Board issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. Under the guidance, all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively. This guidance does not have an effect on the Account's net assets or results of operations.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical investments. These generally provide the most reliable evidence and are used to measure fair value whenever available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar securities, quoted market prices in markets that are not active for identical or similar securities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment. As of December 31, 2013, the Account did not have any Level 3 investments.

                                      A59

        As of December 31, 2013, all investments have been classified as Level 1 with the exception of proprietary funds, consisting of The Prudential Series Fund, the Advanced Series Trust and any non-proprietary funds where the net asset value is not readily observable by the public, which are classified as Level 2. The Level 2 investments as of December 31, 2013, are presented below.

Proprietary Funds (The Prudential Series Fund and the Advanced Series Trust). $80,665,389,952
Wells Fargo Advantage VT Opportunity Fund - Class 1.......................... $     1,674,483

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        Periodically there are transfers between Level 1 and Level 2 for assets held in the Account. The classification of the Account investments may vary dependent on the availability of information to the public. Should an investment's net asset value become publicly observable, the investment would be transferred from Level 2 to Level 1, and conversely transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public. During 2013, there were no transfers from Level 1 to Level 2. There were transfers from Level 2 to Level 1 as presented below. The transfers are based on values as of December 31, 2012.

   AllianceBernstein Large Cap Growth Portfolio Class B......... $ 5,274,054
   Davis Value Portfolio........................................ $26,877,517
   Janus Aspen Janus Portfolio - Service Shares................. $10,868,128
   Janus Aspen Janus Portfolio - Institutional Shares........... $55,619,843
   Janus Aspen Overseas Portfolio - Institutional Shares........ $95,789,817
   NVIT Developing Market Fund.................................. $13,170,440
   ProFund VP Consumer Services................................. $   176,975
   ProFund VP Consumer Goods Portfolio.......................... $   423,964
   ProFund VP Financials........................................ $   895,242
   ProFund VP Health Care....................................... $ 1,228,303
   ProFund VP Industrials....................................... $   268,622
   ProFund VP Mid-Cap Growth.................................... $   372,960
   ProFund VP Mid-Cap Value..................................... $   645,350
   ProFund VP Real Estate....................................... $   495,813
   ProFund VP Small-Cap Growth.................................. $   410,629
   ProFund VP Small-Cap Value................................... $   313,615
   ProFund VP Telecommunications................................ $   212,950
   ProFund VP Utilities......................................... $   651,289
   ProFund VP Large-Cap Growth.................................. $   767,355
   ProFund VP Large-Cap Value................................... $   877,713
   Wells Fargo Advantage VT International Equity Fund - Class 1. $   603,027
   Wells Fargo Advantage VT Omega Growth Fund - Class 1......... $ 1,090,514
   Wells Fargo Advantage VT Small Cap Growth Fund - Class 1..... $   501,105
   Wells Fargo Advantage VT Small Cap Value Fund - Class 1...... $ 1,298,615

NOTE 4: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                                      A60

NOTE 5: PURCHASES AND SALES OF INVESTMENTS


        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the year ended December 31, 2013 were as follows:

                                                                 PURCHASES       SALES
                                                               -------------- ------------
Prudential Money Market Portfolio............................. $   36,551,073 $ 63,166,966
Prudential Diversified Bond Portfolio......................... $    1,414,110 $ 34,932,687
Prudential Equity Portfolio................................... $    1,327,633 $ 29,798,982
Prudential Flexible Managed Portfolio......................... $      577,500 $  2,320,486
Prudential Conservative Balanced Portfolio.................... $      556,179 $  3,484,734
Prudential Value Portfolio.................................... $    3,204,781 $ 49,296,107
Prudential High Yield Bond Portfolio.......................... $    5,616,392 $ 34,738,597
Prudential Natural Resources Portfolio........................ $      151,739 $  1,144,699
Prudential Stock Index Portfolio.............................. $    5,960,368 $ 48,148,850
Prudential Global Portfolio................................... $    1,384,391 $  9,018,014
Prudential Jennison Portfolio................................. $    3,392,339 $ 43,173,605
Prudential Small Capitalization Stock Portfolio............... $    1,590,355 $  8,324,783
T. Rowe Price International Stock Portfolio................... $      827,707 $  2,841,587
T. Rowe Price Equity Income Portfolio......................... $    1,519,609 $  8,350,395
Invesco V.I. Core Equity Fund................................. $      281,201 $ 11,842,235
Janus Aspen Janus Portfolio - Institutional Shares............ $      213,721 $  8,032,617
Janus Aspen Overseas Portfolio - Institutional Shares......... $      504,845 $ 13,021,171
MFS(R) Research Series - Initial Class........................ $      912,636 $  2,412,170
MFS(R) Growth Series - Initial Class.......................... $    1,049,310 $  6,945,919
VP Value Fund................................................. $    2,700,130 $  3,926,439
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2. $      867,519 $  4,524,729
Prudential Jennison 20/20 Focus Portfolio..................... $      934,489 $  8,278,195
Davis Value Portfolio......................................... $      168,979 $  4,642,069
AllianceBernstein Large Cap Growth Portfolio Class B.......... $    1,284,797 $  1,286,453
Prudential SP Small Cap Value Portfolio....................... $    2,376,923 $ 21,205,074
Janus Aspen Janus Portfolio - Service Shares.................. $      296,490 $  2,128,238
Prudential SP Prudential U.S. Emerging Growth Portfolio....... $    2,433,527 $ 22,516,632
Prudential SP International Growth Portfolio.................. $    1,646,827 $  8,244,871
Prudential SP International Value Portfolio................... $    1,009,878 $  6,802,760
AST Goldman Sachs Large-Cap Value Portfolio................... $   60,872,163 $ 37,747,822
AST Schroders Multi-Asset World Strategies Portfolio.......... $  469,402,055 $391,428,919
AST Cohen & Steers Realty Portfolio........................... $   67,136,143 $ 57,912,004
AST J.P. Morgan Strategic Opportunities Portfolio............. $  278,815,168 $163,653,158
AST Herndon Large-Cap Value Portfolio......................... $   33,898,852 $ 33,431,720
AST High Yield Portfolio...................................... $   78,552,742 $ 88,330,447
AST Federated Aggressive Growth Portfolio..................... $   45,709,163 $ 43,741,306
AST Mid-Cap Value Portfolio................................... $   32,733,995 $ 27,121,548
AST Small-Cap Value Portfolio................................. $   41,152,977 $ 28,133,432
AST Goldman Sachs Concentrated Growth Portfolio............... $   46,689,230 $ 38,828,197
AST Goldman Sachs Mid-Cap Growth Portfolio.................... $   66,305,128 $ 47,894,563
AST Large-Cap Value Portfolio................................. $   81,190,691 $ 52,377,738
AST Lord Abbett Core Fixed Income Portfolio................... $  127,522,993 $ 96,345,826
AST Loomis Sayles Large-Cap Growth Portfolio.................. $   44,452,364 $ 56,040,122
AST MFS Growth Portfolio...................................... $   35,125,181 $ 24,947,626
AST Neuberger Berman Mid-Cap Growth Portfolio................. $   62,236,352 $ 45,842,554
AST Neuberger Berman / LSV Mid-Cap Value Portfolio............ $   91,748,494 $ 40,772,084
AST PIMCO Limited Maturity Bond Portfolio..................... $   55,557,416 $ 84,010,455
AST T. Rowe Price Equity Income Portfolio..................... $   72,778,239 $ 39,397,159
AST QMA US Equity Alpha Portfolio............................. $   34,227,487 $ 22,853,088
AST T. Rowe Price Natural Resources Portfolio................. $   78,440,333 $102,903,384
AST T. Rowe Price Asset Allocation Portfolio.................. $1,511,470,234 $330,839,349
AST MFS Global Equity Portfolio............................... $  110,855,314 $ 40,882,171
AST J.P. Morgan International Equity Portfolio................ $   61,751,048 $ 39,404,964
AST Templeton Global Bond Portfolio........................... $   49,013,486 $ 39,525,389
AST Wellington Management Hedged Equity Portfolio............. $  530,042,714 $ 76,647,372
AST Capital Growth Asset Allocation Portfolio................. $1,330,132,811 $410,011,526

                                      A61

                                                                PURCHASES        SALES
                                                              -------------- --------------
AST Academic Strategies Asset Allocation Portfolio........... $  665,867,245 $  688,816,165
AST Balanced Asset Allocation Portfolio...................... $  899,790,712 $  450,122,275
AST Preservation Asset Allocation Portfolio.................. $  635,451,970 $  697,375,282
AST First Trust Balanced Target Portfolio.................... $  615,822,921 $  247,176,925
AST Prudential Growth Allocation Portfolio................... $1,016,119,971 $  499,431,657
AST Advanced Strategies Portfolio............................ $1,186,713,180 $  292,014,221
AST T. Rowe Price Large-Cap Growth Portfolio................. $  130,980,461 $   89,098,849
AST Money Market Portfolio................................... $  366,015,109 $  392,887,505
AST Small-Cap Growth Portfolio............................... $   71,883,391 $   45,358,753
AST PIMCO Total Return Bond Portfolio........................ $  380,249,594 $  465,877,744
AST International Value Portfolio............................ $   27,418,470 $   19,362,437
AST International Growth Portfolio........................... $   32,494,411 $   25,565,041
NVIT Developing Markets Fund................................. $      930,390 $    3,125,939
AST Investment Grade Bond Portfolio.......................... $2,681,175,427 $5,193,327,955
AST Western Asset Core Plus Bond Portfolio................... $  130,660,628 $  112,849,280
AST Bond Portfolio 2018...................................... $   55,480,328 $  116,985,732
AST Bond Portfolio 2019...................................... $   16,729,888 $   25,329,120
AST Global Real Estate Portfolio............................. $   35,766,122 $   28,001,918
AST Parametric Emerging Markets Equity Portfolio............. $   87,177,179 $   67,928,313
AST Goldman Sachs Small-Cap Value Portfolio.................. $   79,246,681 $   49,539,293
AST Schroders Global Tactical Portfolio...................... $  752,646,877 $  177,097,860
AST RCM World Trends Portfolio............................... $  672,073,632 $  255,652,508
AST J.P. Morgan Global Thematic Portfolio.................... $  442,005,425 $  160,571,288
AST Goldman Sachs Multi-Asset Portfolio...................... $  403,048,153 $  246,234,566
AST FI Pyramis(R) Asset Allocation Portfolio................. $  596,653,920 $  103,391,011
ProFund VP Consumer Services................................. $      354,585 $      125,871
ProFund VP Consumer Goods Portfolio.......................... $      206,276 $      323,962
ProFund VP Financials........................................ $      481,570 $      768,721
ProFund VP Health Care....................................... $    1,160,975 $    1,070,641
ProFund VP Industrials....................................... $      171,876 $      135,121
ProFund VP Mid-Cap Growth.................................... $      382,378 $      269,372
ProFund VP Mid-Cap Value..................................... $      620,178 $      704,733
ProFund VP Real Estate....................................... $      177,595 $      225,258
ProFund VP Small-Cap Growth.................................. $      877,310 $      348,919
ProFund VP Small-Cap Value................................... $      470,325 $      471,497
ProFund VP Telecommunications................................ $      125,035 $      195,543
ProFund VP Utilities......................................... $      160,559 $      340,384
ProFund VP Large-Cap Growth.................................. $      296,539 $      139,599
ProFund VP Large-Cap Value................................... $      717,379 $      556,112
AST Jennison Large-Cap Value Portfolio....................... $   22,974,122 $   19,122,206
AST Jennison Large-Cap Growth Portfolio...................... $   30,887,604 $   25,322,368
AST Bond Portfolio 2020...................................... $   52,632,114 $   21,706,065
AST Bond Portfolio 2017...................................... $   55,916,861 $  116,439,572
AST Bond Portfolio 2021...................................... $   50,879,841 $  152,399,050
Wells Fargo Advantage VT International Equity Fund - Class 1. $        2,041 $      117,990
Wells Fargo Advantage VT Omega Growth Fund - Class 1......... $       77,882 $      163,294
Wells Fargo Advantage VT Small Cap Growth Fund - Class 1..... $       15,222 $      140,408
Wells Fargo Advantage VT Small Cap Value Fund - Class 1...... $       32,338 $      328,546
AST Bond Portfolio 2022...................................... $   39,387,189 $   97,200,744
AST Quantitative Modeling Portfolio.......................... $  119,009,673 $    8,312,163
AST BlackRock Global Strategies Portfolio.................... $  337,393,241 $  132,151,652
Wells Fargo Advantage VT Opportunity Fund - Class 1.......... $       16,196 $      283,809
AST Prudential Core Bond Portfolio........................... $   72,293,491 $   49,495,357
AST Neuberger Berman Core Bond Portfolio..................... $   21,741,651 $   19,902,117
AST Bond Portfolio 2023...................................... $  394,645,463 $  215,122,776
AST Franklin Templeton Founding Funds Allocation Portfolio... $  478,206,558 $  265,638,000
AST New Discovery Asset Allocation Portfolio................. $  183,443,766 $   36,498,174
AST Western Asset Emerging Markets Debt Portfolio............ $    2,822,521 $    1,715,368
AST MFS Large-Cap Value Portfolio............................ $   15,808,818 $    2,970,991
AST Bond Portfolio 2024...................................... $  134,768,644 $   67,974,124
AST AQR Emerging Markets Equity Portfolio.................... $    1,562,935 $      401,206

                                      A62

                                                        PURCHASES      SALES
                                                       ------------ -----------
 AST ClearBridge Dividend Growth Portfolio............ $ 19,107,620 $ 2,520,323
 AST QMA Emerging Markets Equity Portfolio............ $    513,906 $    52,661
 AST Multi-Sector Fixed Income Portfolio.............. $695,717,351 $ 3,914,433
 AST BlackRock iShares ETF Portfolio.................. $ 91,759,503 $ 8,996,765
 AST Franklin Templeton Founding Funds Plus Portfolio. $339,565,883 $ 9,388,304
 AST Defensive Asset Allocation Portfolio............. $ 99,443,699 $20,760,160
 AST AQR Large-Cap Portfolio.......................... $  1,283,832 $   577,920
 AST QMA Large-Cap Portfolio.......................... $    130,024 $     2,763

NOTE 6: RELATED PARTY TRANSACTIONS

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

        PFI and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers' performance of such services with respect to each portfolio. The Investment Managers have entered into subadvisory agreements with several subadvisers, including Prudential Investment Management, Inc., Jennison Associates LLC, and Quantitative Management Associates which are indirect, wholly-owned subsidiaries of PFI.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of each portfolio. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios. The Account invests only in Class I shares of The Prudential Series Fund, not Class II shares.

        The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. ("PAD"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the shares of each portfolio. Each portfolio of the Advanced Series Trust (except for AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Franklin Templeton Founding Funds Plus Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio, and the assets of AST Academic Strategies Asset Allocation Portfolio that are invested in other portfolios of the Advanced Series Trust) pays a distribution and service fee to PAD of 0.10% of the average daily net assets of each portfolio.

        The Investment Managers have contractually agreed to reimburse certain portfolios of The Prudential Series Fund and the Advanced Series Trust the portion of the management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.


                                      A63

        PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Prudential Stock Index Portfolio. In order to support the income yield, PI has also voluntarily agreed to limit the management fees of the Prudential Money Market Portfolio such that the 1-day annualized yield (excluding capital gain or loss) does not fall below 0.00%. The waiver is voluntary and may be modified or terminated by PI at any time without notice.

        PI has voluntarily agreed to reimburse expenses and/or waive its management fees so that the indirect fees and expenses the Academic Strategies Portfolio incurs from its investment in underlying funds does not exceed an annual rate of 0.685% of the Academic Strategies Portfolio average daily net assets.

        The Advanced Series Trust has voluntarily agreed to waive two-thirds of the incremental increase in the net management fee received by the Advanced Series Trust as a result of the underlying voluntary subadviser fee discount of the AST T. Rowe Price Large-Cap Growth Portfolio and AST QMA Large-Cap Portfolio. This expense limitation is voluntary and may be modified or terminated by the Advanced Series Trust at any time without notice.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.

                               AT YEAR ENDED                             FOR YEAR ENDED
                   --------------------------------------  ---------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ----------------
                                         PRUDENTIAL MONEY MARKET PORTFOLIO****
                   ------------------------------------------------------------------------------------
December 31, 2013  127,983 $0.96168 to  $10.02367 $150,930   0.00%    1.00%  to   2.10%  -2.05% to  -0.99%
December 31, 2012  149,308 $0.98047 to  $10.12341 $177,543   0.01%    1.00%  to   2.10%  -2.05% to  -0.98%
December 31, 2011  171,807 $0.99939 to  $10.22387 $207,800   0.02%    1.00%  to   2.10%  -2.03% to  -0.96%
December 31, 2010  198,480 $1.01802 to  $10.32322 $242,080   0.03%    1.00%  to   2.45%  -2.36% to  -0.96%
December 31, 2009  193,139 $1.03827 to  $10.51904 $228,214   0.44%    1.00%  to   2.10%  -1.91% to  -0.60%

                                         PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   81,007 $1.97826 to  $ 2.40199 $194,199   3.94%    1.35%  to   1.65%  -2.33% to  -2.05%
December 31, 2012   93,666 $2.02539 to  $ 2.45301 $229,314   4.39%    1.35%  to   1.65%   8.88% to   9.20%
December 31, 2011  102,710 $1.86014 to  $ 2.24741 $230,380   4.29%    1.35%  to   1.65%   5.78% to   6.08%
December 31, 2010  114,526 $1.75857 to  $ 2.11964 $242,277   4.20%    1.35%  to   1.65%   8.78% to   9.10%
December 31, 2009  127,376 $1.61669 to  $ 1.94392 $247,133   4.69%    1.35%  to   1.65%  18.56% to  18.91%

                                              PRUDENTIAL EQUITY PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   79,925 $1.69020 to  $ 2.89713 $214,130   0.00%    1.35%  to   2.00%  30.92% to  31.75%
December 31, 2012   90,862 $1.28661 to  $ 2.19998 $184,958   0.60%    1.35%  to   2.00%  11.45% to  12.17%
December 31, 2011  103,849 $1.15047 to  $ 1.96226 $188,373   0.68%    1.35%  to   2.00%  -5.36% to  -4.75%
December 31, 2010  120,853 $1.21137 to  $ 2.06117 $229,570   0.79%    1.35%  to   2.00%   9.71% to  10.41%
December 31, 2009  137,058 $1.10036 to  $ 1.86775 $236,025   1.60%    1.35%  to   2.00%  35.47% to  36.32%

                                      A64

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ------------------
                                          PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013    5,642 $2.53115 to  $ 2.53115 $ 14,280   0.00%    1.40%  to   1.40%   18.48% to   18.48%
December 31, 2012    6,313 $2.13628 to  $ 2.13628 $ 13,487   1.92%    1.40%  to   1.40%   11.80% to   11.80%
December 31, 2011    7,096 $1.91077 to  $ 1.91077 $ 13,559   1.97%    1.40%  to   1.40%    2.90% to    2.90%
December 31, 2010    7,982 $1.85698 to  $ 1.85698 $ 14,822   2.24%    1.40%  to   1.40%   10.48% to   10.48%
December 31, 2009    9,162 $1.68077 to  $ 1.68077 $ 15,399   3.51%    1.40%  to   1.40%   18.30% to   18.30%

                                       PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013    8,177 $2.40130 to  $ 2.40130 $ 19,636   0.00%    1.40%  to   1.40%   14.55% to   14.55%
December 31, 2012    9,349 $2.09636 to  $ 2.09636 $ 19,598   2.09%    1.40%  to   1.40%    9.69% to    9.69%
December 31, 2011   10,584 $1.91117 to  $ 1.91117 $ 20,228   2.28%    1.40%  to   1.40%    3.16% to    3.16%
December 31, 2010   12,140 $1.85264 to  $ 1.85264 $ 22,491   2.45%    1.40%  to   1.40%   10.20% to   10.20%
December 31, 2009   14,098 $1.68120 to  $ 1.68120 $ 23,701   3.77%    1.40%  to   1.40%   18.36% to   18.36%

                                               PRUDENTIAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  116,026 $1.86670 to  $ 3.72763 $316,368   0.00%    1.35%  to   2.00%   30.49% to   31.32%
December 31, 2012  133,540 $1.42920 to  $ 2.83999 $276,927   0.98%    1.35%  to   2.00%   12.37% to   13.09%
December 31, 2011  154,555 $1.27064 to  $ 2.51241 $283,061   1.02%    1.35%  to   2.00%   -7.43% to   -6.83%
December 31, 2010  180,228 $1.37128 to  $ 2.69800 $353,298   0.99%    1.35%  to   2.00%   11.63% to   12.34%
December 31, 2009  112,546 $1.22726 to  $10.34659 $228,866   2.07%    1.35%  to   2.00%   38.67% to   40.04%

                                          PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   47,473 $2.06706 to  $14.41969 $201,311   6.32%    1.35%  to   2.00%    5.15% to    5.81%
December 31, 2012   53,646 $1.95903 to  $13.63244 $215,814   6.92%    1.35%  to   2.00%   12.18% to   12.90%
December 31, 2011   59,815 $1.74036 to  $12.08103 $219,331   7.45%    1.35%  to   2.50%    2.54% to    3.69%
December 31, 2010   67,908 $1.68340 to  $11.65524 $244,422   8.32%    1.35%  to   2.60%   11.16% to   12.53%
December 31, 2009   77,867 $1.50037 to  $10.36252 $250,477   5.55%    1.35%  to   2.00%    3.33% to   45.21%

                                         PRUDENTIAL NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013    1,009 $7.77806 to  $ 7.77806 $  7,850   0.00%    1.40%  to   1.40%    8.70% to    8.70%
December 31, 2012    1,128 $7.15524 to  $ 7.15524 $  8,075   0.47%    1.40%  to   1.40%   -3.82% to   -3.82%
December 31, 2011    1,345 $7.43963 to  $ 7.43963 $ 10,005   0.19%    1.40%  to   1.40%  -20.15% to  -20.15%
December 31, 2010    1,685 $9.31742 to  $ 9.31742 $ 15,700   0.43%    1.40%  to   1.40%   26.22% to   26.22%
December 31, 2009    1,900 $7.38206 to  $ 7.38206 $ 14,027   0.72%    1.40%  to   1.40%   74.66% to   74.66%

                                            PRUDENTIAL STOCK INDEX PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  130,864 $1.27465 to  $ 2.92538 $316,543   0.00%    1.35%  to   2.00%   29.31% to   30.14%
December 31, 2012  148,556 $0.98286 to  $ 2.24908 $276,210   1.71%    1.35%  to   2.00%   13.40% to   14.14%
December 31, 2011  169,900 $0.86409 to  $ 1.97156 $276,321   1.62%    1.35%  to   2.00%   -0.05% to    0.60%
December 31, 2010  197,334 $0.86195 to  $ 1.96089 $318,094   1.77%    1.35%  to   2.00%   12.34% to   13.06%
December 31, 2009  224,226 $0.76501 to  $ 1.73514 $319,014   2.82%    1.35%  to   2.00%   23.61% to   24.41%

                                               PRUDENTIAL GLOBAL PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   30,874 $1.15067 to  $ 2.51978 $ 67,256   0.00%    1.35%  to   2.00%   24.79% to   25.59%
December 31, 2012   34,277 $0.91935 to  $ 2.00744 $ 59,622   1.61%    1.35%  to   2.00%   15.21% to   15.95%
December 31, 2011   39,339 $0.79560 to  $ 1.73216 $ 59,072   1.57%    1.35%  to   2.00%   -8.80% to   -8.21%
December 31, 2010   45,509 $0.86969 to  $ 1.88807 $ 74,473   1.58%    1.35%  to   2.00%   10.53% to   11.24%
December 31, 2009   51,131 $0.78450 to  $ 1.69810 $ 74,998   2.91%    1.35%  to   2.00%   28.83% to   29.64%

                                              PRUDENTIAL JENNISON PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  120,569 $1.10982 to  $ 3.24547 $317,172   0.00%    1.35%  to   2.00%   34.96% to   35.83%
December 31, 2012  136,588 $0.81992 to  $ 2.39067 $264,878   0.16%    1.35%  to   2.00%   13.89% to   14.63%
December 31, 2011  156,398 $0.71775 to  $ 2.08665 $263,805   0.30%    1.35%  to   2.00%   -1.67% to   -1.03%
December 31, 2010  182,468 $0.72779 to  $ 2.10942 $309,345   0.44%    1.35%  to   2.00%    9.76% to   10.46%
December 31, 2009  193,983 $0.66114 to  $ 1.91072 $302,738   0.68%    1.35%  to   2.00%   40.23% to   41.12%

                                     PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   15,356 $3.33520 to  $ 5.06760 $ 67,442   0.00%    1.35%  to   1.65%   38.67% to   39.08%
December 31, 2012   16,924 $2.40521 to  $ 3.64564 $ 53,499   0.61%    1.35%  to   1.65%   14.14% to   14.48%
December 31, 2011   19,186 $2.10724 to  $ 3.18624 $ 53,031   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   22,234 $2.13000 to  $ 3.21282 $ 62,028   0.82%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   24,533 $1.71932 to  $ 2.58701 $ 55,161   1.86%    1.35%  to   1.65%   23.16% to   23.51%

                                       T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   13,481 $1.21548 to  $ 1.66761 $ 22,371   0.85%    1.35%  to   1.65%   12.20% to   12.54%
December 31, 2012   14,599 $1.08327 to  $ 1.48263 $ 21,529   1.22%    1.35%  to   1.65%   16.51% to   16.86%
December 31, 2011   16,365 $0.92976 to  $ 1.26936 $ 20,660   1.48%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   18,469 $1.08424 to  $ 1.47671 $ 27,104   0.93%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   19,690 $0.96293 to  $ 1.30828 $ 25,610   2.73%    1.35%  to   1.65%   49.91% to   50.37%

                                      A65

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  -------- ---------- -----------------  ------------------
                                         T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013  25,950 $1.97830 to  $3.08233 $ 79,490   1.54%    1.35%  to   1.65%   27.62% to   27.99%
December 31, 2012  28,067 $1.55020 to  $2.40943 $ 67,182   2.14%    1.35%  to   1.65%   15.24% to   15.58%
December 31, 2011  31,233 $1.34518 to  $2.08566 $ 64,734   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010  34,755 $1.37716 to  $2.13003 $ 73,513   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009  38,561 $1.21705 to  $1.87780 $ 71,894   2.00%    1.35%  to   1.65%   23.56% to   23.93%

                                             INVESCO V.I. CORE EQUITY FUND
                   ------------------------------------------------------------------------------------
December 31, 2013  38,677 $1.33567 to  $2.55624 $ 97,180   1.38%    1.35%  to   1.65%   27.15% to   27.53%
December 31, 2012  43,198 $1.05048 to  $2.00552 $ 85,180   0.96%    1.35%  to   1.65%   12.02% to   12.36%
December 31, 2011  49,252 $0.93773 to  $1.78573 $ 86,494   0.94%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010  56,457 $0.95379 to  $1.81190 $100,796   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009  64,231 $0.88500 to  $1.67706 $106,158   1.83%    1.35%  to   1.65%   26.20% to   26.61%

                                  JANUS ASPEN JANUS PORTFOLIO -- INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2013  28,310 $1.09299 to  $2.28537 $ 63,509   0.78%    1.35%  to   1.65%   28.22% to   28.60%
December 31, 2012  31,863 $0.85244 to  $1.77801 $ 55,620   0.55%    1.35%  to   1.65%   16.66% to   17.01%
December 31, 2011  35,341 $0.73068 to  $1.52032 $ 52,765   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010  40,445 $0.78421 to  $1.62786 $ 64,687   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009  45,286 $0.69604 to  $1.44140 $ 64,093   0.53%    1.35%  to   1.65%   34.14% to   34.54%

                                JANUS ASPEN OVERSEAS PORTFOLIO -- INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2013  25,331 $2.12113 to  $3.84746 $ 96,032   3.13%    1.35%  to   1.65%   12.70% to   13.04%
December 31, 2012  28,534 $1.88205 to  $3.40535 $ 95,790   0.69%    1.35%  to   1.65%   11.62% to   11.96%
December 31, 2011  32,274 $1.68615 to  $3.04341 $ 96,776   0.47%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010  37,127 $2.52677 to  $4.54962 $166,661   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009  42,555 $2.04970 to  $3.68158 $154,549   0.56%    1.35%  to   1.65%   76.64% to   77.17%

                                        MFS(R) RESEARCH SERIES -- INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2013   8,883 $1.50408 to  $2.45201 $ 21,700   0.33%    1.35%  to   1.65%   30.13% to   30.52%
December 31, 2012   9,422 $1.15583 to  $1.87950 $ 17,640   0.80%    1.35%  to   1.65%   15.36% to   15.72%
December 31, 2011  10,468 $1.00196 to  $1.62522 $ 16,928   0.85%    1.35%  to   1.65%   -2.07% to   -1.78%
December 31, 2010  11,770 $1.02309 to  $1.65543 $ 19,367   0.94%    1.35%  to   1.65%   14.02% to   14.36%
December 31, 2009  13,511 $0.89726 to  $1.44843 $ 19,464   1.49%    1.35%  to   1.65%   28.43% to   28.80%

                                         MFS(R) GROWTH SERIES -- INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2013  25,118 $1.37938 to  $2.58719 $ 64,475   0.23%    1.35%  to   1.65%   34.63% to   35.03%
December 31, 2012  27,447 $1.02455 to  $1.91698 $ 52,206   0.00%    1.35%  to   1.65%   15.47% to   15.81%
December 31, 2011  30,886 $0.88728 to  $1.65595 $ 50,595   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  35,471 $0.90488 to  $1.68460 $ 59,323   0.12%    1.35%  to   1.65%   13.46% to   13.80%
December 31, 2009  40,132 $0.79756 to  $1.48114 $ 59,016   0.32%    1.35%  to   1.65%   35.43% to   35.83%

                                                     VP VALUE FUND
                   ------------------------------------------------------------------------------------
December 31, 2013  10,636 $2.38831 to  $2.90895 $ 30,803   1.65%    1.35%  to   1.65%   29.59% to   29.97%
December 31, 2012  10,985 $1.84301 to  $2.23925 $ 24,485   1.91%    1.35%  to   1.65%   12.71% to   13.05%
December 31, 2011  12,509 $1.63512 to  $1.98177 $ 24,681   2.03%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  13,742 $1.64535 to  $1.98934 $ 27,219   2.20%    1.35%  to   1.65%   11.58% to   11.91%
December 31, 2009  15,043 $1.47454 to  $1.77852 $ 26,635   5.79%    1.35%  to   1.65%   17.92% to   18.27%

                            FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2
                   ------------------------------------------------------------------------------------
December 31, 2013  11,731 $1.51967 to  $2.64465 $ 30,317   0.00%    1.35%  to   1.65%   35.92% to   36.31%
December 31, 2012  13,253 $1.11808 to  $1.94109 $ 25,079   0.00%    1.35%  to   1.65%    9.04% to    9.37%
December 31, 2011  14,860 $1.02535 to  $1.77574 $ 25,731   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  16,566 $1.09508 to  $1.89197 $ 30,563   0.00%    1.35%  to   1.65%   25.55% to   25.93%
December 31, 2009  17,918 $0.87224 to  $1.50320 $ 26,268   0.00%    1.35%  to   1.65%   41.25% to   41.68%

                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013  22,694 $2.17940 to  $2.32560 $ 52,712   0.00%    1.35%  to   1.65%   27.77% to   28.15%
December 31, 2012  25,911 $1.70567 to  $1.81563 $ 46,983   0.00%    1.35%  to   1.65%    9.23% to    9.55%
December 31, 2011  29,076 $1.56151 to  $1.65810 $ 48,160   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  32,078 $1.65622 to  $1.75443 $ 56,225   0.00%    1.35%  to   1.65%    6.08% to    6.40%
December 31, 2009  35,692 $1.56131 to  $1.64969 $ 58,835   0.48%    1.35%  to   1.65%   55.28% to   55.73%

                                                 DAVIS VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013  20,232 $1.47145 to  $1.53200 $ 30,760   0.84%    1.35%  to   1.65%   31.26% to   31.65%
December 31, 2012  23,262 $1.12101 to  $1.16370 $ 26,878   1.57%    1.35%  to   1.65%   11.23% to   11.57%
December 31, 2011  27,280 $1.00779 to  $1.04304 $ 28,266   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010  31,083 $1.06904 to  $1.10314 $ 34,079   1.31%    1.35%  to   1.65%   10.93% to   11.25%
December 31, 2009  34,701 $0.96368 to  $0.99157 $ 34,218   0.88%    1.35%  to   1.65%   29.03% to   29.41%

                                      A66

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                    ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO CLASS B
                   -----------------------------------------------------------------------------------------
December 31, 2013    7,839 $ 0.88970 to  $ 0.92729 $    7,205   0.00%    1.35%  to   1.65%   34.78% to   35.18%
December 31, 2012    7,753 $ 0.66012 to  $ 0.68598 $    5,274   0.03%    1.35%  to   1.65%   14.23% to   14.58%
December 31, 2011    7,628 $ 0.57787 to  $ 0.59869 $    4,532   0.09%    1.35%  to   1.65%   -4.83% to   -4.56%
December 31, 2010    8,341 $ 0.60717 to  $ 0.62731 $    5,196   0.28%    1.35%  to   1.65%    8.05% to    8.37%
December 31, 2009    9,659 $ 0.56193 to  $ 0.57885 $    5,555   0.00%    1.35%  to   1.65%   34.88% to   35.31%

                                          PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   45,199 $ 2.08949 to  $ 2.78722 $  116,216   0.00%    1.35%  to   2.00%   34.76% to   35.61%
December 31, 2012   52,822 $ 1.54910 to  $ 2.05619 $  100,418   0.45%    1.35%  to   2.00%   13.78% to   14.51%
December 31, 2011   62,060 $ 1.36006 to  $ 1.79660 $  103,381   0.68%    1.35%  to   2.00%   -4.67% to   -4.06%
December 31, 2010   72,892 $ 1.42540 to  $ 1.87355 $  127,033   0.65%    1.35%  to   2.00%   23.80% to   24.59%
December 31, 2009   84,747 $ 1.15021 to  $ 1.50448 $  119,017   1.52%    1.35%  to   2.00%   28.23% to   29.05%

                                       JANUS ASPEN JANUS PORTFOLIO -- SERVICE SHARES
                   -----------------------------------------------------------------------------------------
December 31, 2013    8,225 $ 0.90515 to  $ 2.03533 $   12,065   0.66%    1.40%  to   2.00%   27.44% to   28.20%
December 31, 2012    9,526 $ 0.70809 to  $ 1.58757 $   10,868   0.43%    1.40%  to   2.00%   15.96% to   16.65%
December 31, 2011   11,019 $ 0.60888 to  $ 1.36100 $   10,839   0.43%    1.40%  to   2.00%   -7.39% to   -6.84%
December 31, 2010   13,323 $ 0.65560 to  $ 1.46090 $   13,998   0.36%    1.40%  to   2.00%   12.02% to   12.68%
December 31, 2009   16,117 $ 0.58350 to  $ 1.29652 $   14,998   0.39%    1.40%  to   2.00%   33.34% to   34.14%

                                  PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   51,864 $ 1.62968 to  $ 3.63925 $  137,598   0.00%    1.35%  to   2.00%   25.95% to   26.76%
December 31, 2012   59,367 $ 1.29003 to  $ 2.87251 $  124,761   0.41%    1.35%  to   2.00%   14.58% to   15.32%
December 31, 2011   69,627 $ 1.12252 to  $ 2.49218 $  128,003   0.59%    1.35%  to   2.00%    0.22% to    0.86%
December 31, 2010   84,602 $ 1.11678 to  $ 2.47225 $  155,289   0.41%    1.35%  to   2.00%   18.08% to   18.82%
December 31, 2009   63,068 $ 0.94298 to  $ 2.08159 $   96,283   0.74%    1.35%  to   2.00%   39.10% to   40.00%

                                        PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   26,352 $ 0.89246 to  $ 2.22017 $   43,541   0.00%    1.35%  to   2.00%   16.54% to   17.29%
December 31, 2012   30,107 $ 0.76353 to  $ 1.89389 $   42,782   0.64%    1.35%  to   2.00%   19.99% to   20.77%
December 31, 2011   35,232 $ 0.63438 to  $ 1.56912 $   41,592   1.32%    1.35%  to   2.00%  -16.58% to  -16.04%
December 31, 2010   41,904 $ 0.75821 to  $ 1.86993 $   58,478   1.53%    1.35%  to   2.00%   11.78% to   12.49%
December 31, 2009   48,242 $ 0.67634 to  $ 1.66303 $   59,612   2.20%    1.35%  to   2.00%   34.47% to   35.33%

                                        PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   22,680 $ 1.25263 to  $ 2.18500 $   41,163   0.00%    1.40%  to   2.00%   17.73% to   18.43%
December 31, 2012   25,837 $ 1.06080 to  $ 1.84942 $   39,628   2.67%    1.40%  to   2.00%   14.62% to   15.31%
December 31, 2011   29,946 $ 0.92278 to  $ 1.60798 $   39,901   2.49%    1.40%  to   2.00%  -14.80% to  -14.29%
December 31, 2010   35,175 $ 1.07986 to  $ 1.88082 $   54,613   2.19%    1.40%  to   2.00%    8.64% to    9.28%
December 31, 2009   41,016 $ 0.99108 to  $ 1.72527 $   57,944   3.14%    1.40%  to   2.00%   29.75% to   30.52%

                                        AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   15,311 $11.42443 to  $19.27594 $  221,801   0.00%    0.55%  to   3.25%   25.90% to   32.81%
December 31, 2012   13,355 $ 8.63614 to  $14.71569 $  146,463   1.04%    0.55%  to   3.25%   15.77% to   19.01%
December 31, 2011    9,455 $ 7.28539 to  $12.53734 $   86,332   1.05%    0.55%  to   3.25%  -15.50% to   -6.04%
December 31, 2010    6,153 $ 7.59413 to  $13.52811 $   60,572   1.29%    0.55%  to   3.25%    6.61% to   11.82%
December 31, 2009    2,660 $ 6.96102 to  $12.21751 $   21,591   3.03%    0.95%  to   2.95%   16.39% to   20.67%

                                    AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  209,605 $11.05013 to  $15.76382 $2,636,512   0.00%    0.55%  to   3.25%   10.68% to   13.77%
December 31, 2012  199,002 $ 9.92265 to  $14.04822 $2,231,745   1.93%    0.55%  to   3.25%    7.52% to   10.53%
December 31, 2011  141,598 $ 9.34142 to  $12.88722 $1,453,229   1.58%    0.55%  to   3.25%   -6.51% to   -3.91%
December 31, 2010  107,550 $ 9.72815 to  $13.59785 $1,162,964   0.55%    0.55%  to   3.25%    6.71% to   10.76%
December 31, 2009   22,057 $ 9.00260 to  $12.39836 $  217,747   0.99%    0.95%  to   2.95%   22.19% to   26.21%

                                            AST COHEN & STEERS REALTY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   13,244 $ 9.68396 to  $21.94358 $  186,235   0.00%    0.55%  to   3.25%   -1.36% to    2.57%
December 31, 2012   12,446 $10.07765 to  $21.69183 $  173,092   1.29%    0.55%  to   3.25%   11.59% to   14.71%
December 31, 2011    7,109 $ 8.82419 to  $19.17281 $   87,243   0.74%    0.55%  to   3.25%   -6.17% to    6.00%
December 31, 2010    5,413 $ 8.36127 to  $18.33755 $   62,985   1.27%    0.55%  to   3.25%   17.09% to   27.48%
December 31, 2009    1,873 $ 6.56219 to  $14.52687 $   17,283   2.75%    0.95%  to   2.95%   28.83% to   51.09%

                                     AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  131,617 $10.76626 to  $14.34386 $1,639,217   0.00%    0.55%  to   3.25%    7.42% to   10.42%
December 31, 2012  118,657 $10.48017 to  $13.12718 $1,364,558   1.44%    0.55%  to   3.25%    7.11% to   10.11%
December 31, 2011   76,239 $ 9.75906 to  $12.08786 $  808,699   0.90%    0.55%  to   3.25%   -3.02% to   -0.32%
December 31, 2010   56,172 $ 9.90157 to  $12.29454 $  609,347   0.37%    0.55%  to   3.25%    4.24% to    7.11%
December 31, 2009   26,845 $ 9.38319 to  $11.67943 $  282,556   0.82%    0.95%  to   2.95%   15.12% to   20.87%

                                      A67

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                          AST HERNDON LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  10,554 $11.69942 to  $20.19327 $156,741   0.00%    0.55%  to   3.25%   25.84% to   33.89%
December 31, 2012  10,223 $ 8.77264 to  $15.29152 $115,122   1.05%    0.55%  to   3.25%    9.71% to   12.78%
December 31, 2011   5,454 $ 7.80945 to  $13.74775 $ 54,139   0.80%    0.55%  to   3.25%  -10.70% to   -1.04%
December 31, 2010   2,189 $ 7.92255 to  $14.08474 $ 21,392   1.38%    0.55%  to   3.25%    5.71% to   11.38%
December 31, 2009   1,483 $ 7.11289 to  $12.77034 $ 12,662   0.86%    0.95%  to   2.95%   15.49% to   26.46%

                                                AST HIGH YIELD PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  16,564 $10.42183 to  $16.57675 $216,591   0.00%    0.55%  to   3.25%    3.70% to    6.59%
December 31, 2012  17,069 $11.01858 to  $15.76773 $211,916   5.75%    0.55%  to   3.25%   10.17% to   13.25%
December 31, 2011   9,602 $ 9.75907 to  $14.11698 $107,095   6.86%    0.55%  to   3.25%   -2.53% to    2.61%
December 31, 2010   6,243 $10.64904 to  $13.94919 $ 69,557   3.61%    0.55%  to   3.25%    6.67% to   12.43%
December 31, 2009   1,858 $ 9.86035 to  $12.52966 $ 19,507   3.94%    0.95%  to   2.90%   24.31% to   34.28%

                                        AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  10,131 $12.91409 to  $23.42720 $165,527   0.00%    0.55%  to   3.25%   33.40% to   40.04%
December 31, 2012   9,818 $ 9.51449 to  $16.96161 $116,290   0.00%    0.55%  to   3.25%   16.17% to   19.41%
December 31, 2011   5,925 $ 7.99180 to  $14.40189 $ 59,777   0.45%    0.55%  to   3.25%  -19.59% to  -13.59%
December 31, 2010   3,503 $ 9.80048 to  $16.89809 $ 40,832   0.04%    0.55%  to   3.25%   20.64% to   31.30%
December 31, 2009   1,490 $ 7.46424 to  $12.99734 $ 12,797   0.20%    0.95%  to   2.55%   29.38% to   31.41%

                                               AST MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   6,399 $12.06993 to  $22.94256 $104,911   0.00%    0.55%  to   3.25%   23.34% to   31.69%
December 31, 2012   5,850 $10.19368 to  $17.66406 $ 73,924   0.44%    0.55%  to   3.25%   14.56% to   17.76%
December 31, 2011   3,655 $ 8.68256 to  $15.20886 $ 39,679   0.70%    0.55%  to   3.25%  -12.84% to   -3.98%
December 31, 2010   2,712 $ 9.84588 to  $16.05923 $ 30,901   0.46%    0.55%  to   3.25%   13.94% to   22.45%
December 31, 2009     919 $ 8.24232 to  $13.24524 $  8,484   1.75%    0.95%  to   2.95%   31.78% to   37.58%

                                              AST SMALL-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   7,038 $12.47438 to  $23.06551 $116,350   0.00%    0.55%  to   3.25%   27.51% to   36.64%
December 31, 2012   6,003 $10.03524 to  $17.11423 $ 73,641   0.41%    0.55%  to   3.25%   14.31% to   17.51%
December 31, 2011   4,291 $ 8.56576 to  $14.76666 $ 45,405   0.60%    0.55%  to   3.25%  -13.58% to   -6.49%
December 31, 2010   3,661 $10.21456 to  $16.01106 $ 41,903   0.41%    0.55%  to   3.25%   13.88% to   24.81%
December 31, 2009   1,917 $ 8.19364 to  $12.95541 $ 17,742   1.67%    0.95%  to   2.95%   24.02% to   29.87%

                                     AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  10,275 $12.10233 to  $19.58170 $158,294   0.00%    0.55%  to   3.25%   22.97% to   29.03%
December 31, 2012   9,486 $10.63210 to  $15.38733 $114,812   0.22%    0.55%  to   3.25%   15.87% to   19.11%
December 31, 2011   5,661 $ 8.95362 to  $13.09897 $ 58,548   0.16%    0.55%  to   3.25%  -10.43% to   -4.48%
December 31, 2010   5,727 $ 9.78196 to  $13.90429 $ 63,050   0.07%    0.55%  to   3.25%    6.48% to    9.25%
December 31, 2009   3,085 $ 8.95378 to  $12.85313 $ 32,211   0.00%    0.95%  to   2.95%   27.10% to   47.99%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  15,464 $12.28300 to  $22.97023 $261,949   0.00%    0.55%  to   3.25%   25.09% to   31.46%
December 31, 2012  13,956 $10.46013 to  $17.71525 $182,448   0.00%    0.55%  to   3.25%   15.72% to   18.96%
December 31, 2011   8,276 $ 8.81982 to  $15.09953 $ 93,020   0.00%    0.55%  to   3.25%  -11.35% to   -3.51%
December 31, 2010   7,400 $10.81269 to  $15.86600 $ 88,581   0.00%    0.55%  to   3.25%   12.74% to   18.70%
December 31, 2009   2,818 $ 9.33692 to  $13.49906 $ 30,759   0.00%    0.95%  to   2.95%   33.32% to   55.61%

                                              AST LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  25,383 $11.16325 to  $20.91410 $365,289   0.00%    0.55%  to   3.25%   31.12% to   39.09%
December 31, 2012  22,984 $ 8.05750 to  $15.24503 $236,678   3.18%    0.55%  to   3.25%   13.08% to   16.24%
December 31, 2011  12,016 $ 6.95898 to  $13.29726 $105,206   1.21%    0.55%  to   3.25%  -10.31% to   -4.71%
December 31, 2010   8,210 $ 7.33176 to  $14.14819 $ 73,771   0.98%    0.95%  to   3.25%    5.18% to   12.09%
December 31, 2009   7,331 $ 6.54070 to  $12.74667 $ 56,990   2.87%    0.95%  to   2.95%   16.63% to   26.67%

                                       AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  46,780 $ 9.71214 to  $14.52525 $533,925   0.00%    0.55%  to   3.25%   -5.19% to   -2.54%
December 31, 2012  43,060 $10.94845 to  $15.11073 $513,536   1.11%    0.55%  to   3.25%    2.48% to    5.35%
December 31, 2011  20,912 $10.42419 to  $14.54337 $245,855   1.20%    0.55%  to   3.25%    4.25% to    9.56%
December 31, 2010   4,379 $10.70748 to  $13.45763 $ 50,715   5.46%    0.55%  to   3.25%    7.21% to   12.35%
December 31, 2009   1,958 $10.22891 to  $12.09710 $ 21,733   7.38%    0.95%  to   2.90%   19.82% to   33.34%

                                      A68

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                        AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   16,363 $12.76835 to  $21.44225 $  255,014   0.00%    0.55%  to   3.25%   30.12% to   35.86%
December 31, 2012   16,939 $ 9.89077 to  $16.00178 $  195,765   0.38%    0.55%  to   3.25%    8.61% to   11.65%
December 31, 2011   11,182 $ 8.89389 to  $14.53184 $  117,841   0.30%    0.55%  to   3.25%   -8.96% to   -1.46%
December 31, 2010    9,228 $ 9.06112 to  $14.95140 $   99,289   0.61%    0.55%  to   3.25%   11.96% to   18.63%
December 31, 2009    5,649 $ 7.63844 to  $12.72864 $   50,094   0.84%    0.95%  to   2.95%   26.37% to   28.54%

                                                  AST MFS GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    7,176 $12.75859 to  $20.20752 $  113,750   0.00%    0.55%  to   3.25%   29.91% to   35.95%
December 31, 2012    6,309 $10.55752 to  $15.06982 $   74,107   0.00%    0.55%  to   3.25%   13.27% to   16.44%
December 31, 2011    3,218 $ 9.10275 to  $13.12223 $   33,301   0.36%    0.55%  to   3.25%   -7.50% to   -1.14%
December 31, 2010    2,603 $ 9.24407 to  $13.45761 $   27,605   0.10%    0.55%  to   3.25%    7.59% to   11.72%
December 31, 2009      986 $ 8.27409 to  $12.16473 $    9,338   0.16%    0.95%  to   2.95%   20.52% to   23.13%

                                       AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   16,795 $12.35736 to  $22.34107 $  273,974   0.00%    0.55%  to   3.25%   25.73% to   31.88%
December 31, 2012   15,458 $10.25722 to  $17.17555 $  192,774   0.00%    0.55%  to   3.25%    8.72% to   11.77%
December 31, 2011    8,614 $ 9.20532 to  $15.58152 $  100,645   0.00%    0.55%  to   3.25%   -7.23% to    1.13%
December 31, 2010    5,335 $ 9.35229 to  $15.62143 $   64,482   0.00%    0.55%  to   3.25%   18.48% to   27.47%
December 31, 2009    2,096 $ 7.52062 to  $12.37664 $   20,645   0.00%    0.95%  to   2.95%   23.25% to   28.57%

                                     AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   15,234 $12.86338 to  $25.44872 $  259,477   0.00%    0.55%  to   3.25%   31.13% to   41.23%
December 31, 2012   11,618 $10.11103 to  $18.27003 $  142,067   0.94%    0.55%  to   3.25%   13.32% to   16.48%
December 31, 2011    8,187 $ 8.70651 to  $15.90297 $   86,810   0.99%    0.55%  to   3.25%  -12.72% to   -3.02%
December 31, 2010    7,174 $ 9.62757 to  $16.62562 $   78,392   1.02%    0.55%  to   3.25%   11.27% to   22.27%
December 31, 2009    3,024 $ 7.99019 to  $13.73161 $   26,629   1.77%    0.95%  to   2.90%   34.71% to   39.32%

                                         AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   17,793 $ 9.45965 to  $12.20183 $  185,800   0.00%    0.55%  to   3.25%   -5.35% to   -2.71%
December 31, 2012   20,118 $ 9.99469 to  $12.61643 $  218,837   1.17%    0.55%  to   3.25%    1.29% to    4.12%
December 31, 2011   15,357 $ 9.86766 to  $12.18917 $  164,143   0.86%    0.55%  to   3.25%   -1.07% to    1.68%
December 31, 2010    9,358 $ 9.97411 to  $12.07057 $  102,959   2.31%    0.55%  to   3.25%   -0.33% to    2.92%
December 31, 2009    4,168 $10.42590 to  $11.78015 $   48,312   5.30%    0.95%  to   2.95%    4.36% to    9.19%

                                         AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   21,981 $10.76256 to  $20.25283 $  306,640   0.00%    0.55%  to   3.25%   22.05% to   28.97%
December 31, 2012   19,042 $ 8.48182 to  $15.92130 $  206,693   0.18%    0.55%  to   3.25%   13.43% to   16.61%
December 31, 2011    5,793 $ 7.30270 to  $13.84402 $   53,933   1.15%    0.55%  to   3.25%  -10.17% to   -2.18%
December 31, 2010    4,615 $ 7.31183 to  $14.34884 $   43,678   1.20%    0.95%  to   3.25%    4.43% to   12.18%
December 31, 2009    2,161 $ 6.68122 to  $12.91774 $   16,542   3.44%    0.95%  to   2.95%   20.89% to   27.90%

                                             AST QMA US EQUITY ALPHA PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    6,347 $12.26676 to  $22.22337 $  103,102   0.00%    0.55%  to   2.95%   24.92% to   31.70%
December 31, 2012    5,427 $ 9.53931 to  $17.10866 $   67,692   0.71%    0.55%  to   2.95%   15.39% to   18.15%
December 31, 2011    2,688 $ 8.14600 to  $14.68191 $   27,992   0.73%    0.55%  to   2.95%    0.50% to    2.89%
December 31, 2010    1,934 $ 7.98785 to  $14.46757 $   19,154   0.58%    0.55%  to   2.95%    8.14% to   13.97%
December 31, 2009      983 $ 7.12555 to  $12.82018 $    7,830   1.73%    0.95%  to   2.95%   18.97% to   27.22%

                                       AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   29,034 $ 9.02327 to  $15.67993 $  333,568   0.00%    0.55%  to   3.25%   11.63% to   14.75%
December 31, 2012   30,858 $ 7.88745 to  $13.79902 $  313,815   0.41%    0.55%  to   3.25%    0.24% to    3.05%
December 31, 2011   21,581 $ 7.67745 to  $13.57744 $  220,749   0.61%    0.55%  to   3.25%  -22.38% to  -15.39%
December 31, 2010   18,820 $ 9.78665 to  $16.26883 $  237,118   0.41%    0.55%  to   3.25%   15.18% to   19.32%
December 31, 2009    9,564 $ 8.23044 to  $13.76951 $  111,200   1.38%    0.95%  to   2.95%   32.80% to   47.95%

                                        AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  535,636 $11.16935 to  $16.97618 $7,295,774   0.00%    0.55%  to   3.25%   12.85% to   16.19%
December 31, 2012  427,079 $10.69535 to  $14.81356 $5,131,917   1.21%    0.55%  to   3.25%    9.80% to   12.87%
December 31, 2011  229,101 $ 9.50439 to  $13.30691 $2,473,645   1.10%    0.55%  to   3.25%   -4.90% to    1.42%
December 31, 2010  146,126 $ 9.85367 to  $13.30202 $1,581,659   0.78%    0.55%  to   3.25%    5.89% to   10.49%
December 31, 2009   42,023 $ 9.03658 to  $12.15888 $  421,914   2.06%    0.95%  to   2.95%   20.34% to   22.97%

                                      A69

                                 AT YEAR ENDED                              FOR YEAR ENDED
                   -----------------------------------------  ----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  -----------------
                                              AST MFS GLOBAL EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013   20,596 $11.84660 to  $21.11684 $  320,306   0.00%    0.55%  to   3.25%   20.29% to  26.93%
December 31, 2012   15,072 $10.68753 to  $16.86736 $  188,579   1.03%    0.55%  to   3.25%   19.07% to  22.40%
December 31, 2011    8,288 $ 8.75800 to  $13.97222 $   87,581   0.51%    0.55%  to   3.25%  -12.73% to  -3.66%
December 31, 2010    6,015 $ 9.74368 to  $14.70491 $   67,368   0.40%    0.55%  to   3.25%    7.95% to  10.99%
December 31, 2009    1,713 $ 8.77866 to  $13.37974 $   18,281   1.77%    0.95%  to   2.95%   28.43% to  32.84%

                                        AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013   16,428 $10.62785 to  $17.24255 $  207,309   0.00%    0.55%  to   3.25%   11.61% to  14.73%
December 31, 2012   14,337 $ 9.30017 to  $15.23803 $  159,507   1.68%    0.55%  to   3.25%   17.94% to  21.24%
December 31, 2011    9,785 $ 7.70131 to  $12.74350 $   90,598   1.40%    0.55%  to   3.25%  -18.08% to  -9.65%
December 31, 2010    8,842 $ 8.34866 to  $14.30022 $   90,495   0.97%    0.55%  to   3.25%    4.10% to   7.63%
December 31, 2009    3,788 $ 8.06067 to  $13.60349 $   36,077   3.65%    0.95%  to   2.95%   32.70% to  34.60%

                                            AST TEMPLETON GLOBAL BOND PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013   19,028 $ 9.69586 to  $12.75701 $  197,497   0.00%    0.55%  to   3.25%   -6.88% to  -3.21%
December 31, 2012   17,788 $10.32374 to  $13.40697 $  196,194   2.36%    0.55%  to   3.25%    1.80% to   4.65%
December 31, 2011   10,426 $ 9.89515 to  $12.88781 $  113,539   2.50%    0.55%  to   3.25%   -1.04% to   3.55%
December 31, 2010    6,415 $10.20242 to  $12.51967 $   70,483   2.41%    0.55%  to   3.25%    2.24% to   4.75%
December 31, 2009    2,631 $10.44910 to  $11.97584 $   30,156   7.16%    0.95%  to   2.55%    9.49% to  11.06%

                                     AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013  106,043 $10.58693 to  $17.50990 $1,219,180   0.00%    0.55%  to   3.25%   14.98% to  19.84%
December 31, 2012   62,039 $ 8.89580 to  $14.81394 $  604,521   0.26%    0.55%  to   3.25%    7.39% to  10.40%
December 31, 2011   29,416 $ 8.08980 to  $13.60557 $  265,956   0.27%    0.55%  to   3.25%  -12.57% to  -4.36%
December 31, 2010   15,551 $ 8.45893 to  $14.36696 $  151,898   0.49%    0.95%  to   2.95%   11.35% to  13.56%
December 31, 2009   16,369 $ 7.44914 to  $12.77693 $  141,974   1.06%    0.95%  to   2.95%    1.10% to  27.22%

                                       AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013  477,773 $11.61737 to  $17.60529 $6,496,923   0.00%    0.55%  to   3.25%   17.67% to  22.00%
December 31, 2012  393,994 $ 9.82079 to  $14.63036 $4,452,563   0.79%    0.55%  to   3.25%   10.02% to  13.10%
December 31, 2011  287,989 $ 8.76109 to  $13.11625 $2,893,895   0.51%    0.55%  to   3.25%   -9.16% to  -2.96%
December 31, 2010  297,589 $ 9.03449 to  $13.70422 $3,101,702   1.02%    0.55%  to   3.25%    7.43% to  12.31%
December 31, 2009  182,179 $ 8.15083 to  $12.32315 $1,672,572   1.87%    0.95%  to   2.95%   21.96% to  24.15%

                                    AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013  351,118 $10.61030 to  $15.27338 $4,268,988   0.00%    0.55%  to   3.25%    6.40% to   9.37%
December 31, 2012  347,097 $ 9.96722 to  $14.15903 $3,909,210   0.97%    0.55%  to   3.25%    8.90% to  11.95%
December 31, 2011  269,022 $ 8.98306 to  $12.82397 $2,725,760   0.62%    0.55%  to   3.25%   -5.82% to  -3.20%
December 31, 2010  241,208 $ 9.28559 to  $13.43083 $2,538,982   0.83%    0.55%  to   3.25%    7.15% to  10.91%
December 31, 2009  135,488 $ 8.48293 to  $12.22943 $1,275,037   2.33%    0.95%  to   2.95%   21.03% to  23.19%

                                          AST BALANCED ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013  500,114 $11.23550 to  $16.38146 $6,621,022   0.00%    0.55%  to   3.25%   13.49% to  17.00%
December 31, 2012  451,333 $10.33901 to  $14.19558 $5,203,726   0.92%    0.55%  to   3.25%    8.81% to  11.86%
December 31, 2011  339,582 $ 9.27105 to  $12.86748 $3,548,073   0.63%    0.55%  to   3.25%   -7.28% to  -1.76%
December 31, 2010  308,411 $ 9.68344 to  $13.27946 $3,322,650   0.78%    0.55%  to   3.25%    6.51% to  11.26%
December 31, 2009  196,484 $ 8.76833 to  $12.05401 $1,919,182   1.22%    0.95%  to   2.95%    0.42% to  22.14%

                                        AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013  372,081 $10.58368 to  $14.47848 $4,626,398   0.00%    0.55%  to   3.25%    5.66% to   8.61%
December 31, 2012  367,594 $10.51490 to  $13.51575 $4,290,630   1.09%    0.55%  to   3.25%    6.78% to   9.77%
December 31, 2011  264,390 $ 9.60825 to  $12.48452 $2,869,173   0.90%    0.55%  to   3.25%   -3.91% to   0.44%
December 31, 2010  199,628 $10.40137 to  $12.60207 $2,211,567   1.26%    0.55%  to   3.25%    4.97% to   9.53%
December 31, 2009  115,717 $ 9.58079 to  $11.61945 $1,210,537   0.92%    0.95%  to   2.95%   -0.03% to  18.91%

                                           AST FI PYRAMIS QUANTITATIVE PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2013  248,285 $10.84192 to  $16.29666 $3,164,359   0.00%    0.55%  to   3.25%   11.03% to  14.13%
December 31, 2012  211,694 $ 9.58449 to  $14.47747 $2,406,115   1.88%    0.55%  to   3.25%    7.03% to  10.03%
December 31, 2011  130,049 $ 8.78893 to  $13.34133 $1,346,840   1.74%    0.55%  to   3.25%   -6.65% to  -2.05%
December 31, 2010   95,851 $ 8.97842 to  $13.80890 $1,008,799   1.36%    0.55%  to   3.25%    9.25% to  13.29%
December 31, 2009   37,024 $ 8.03026 to  $12.30994 $  325,778   3.84%    0.95%  to   2.95%   20.65% to  23.42%

                                      A70

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                         AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  296,876 $10.20562 to  $16.61628 $3,842,656   0.00%    0.55%  to   3.25%   13.22% to   16.38%
December 31, 2012  248,630 $ 8.86900 to  $14.47559 $2,804,356   1.30%    0.55%  to   3.25%    9.25% to   12.30%
December 31, 2011  148,843 $ 7.98786 to  $13.06962 $1,485,879   1.18%    0.55%  to   3.25%  -11.82% to   -6.73%
December 31, 2010  131,381 $ 8.66171 to  $14.20708 $1,380,684   0.85%    0.55%  to   3.25%   14.30% to   17.90%
December 31, 2009   58,998 $ 7.40130 to  $12.16947 $  483,351   2.18%    0.95%  to   2.95%    0.09% to   24.79%

                                             AST ADVANCED STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  426,587 $11.12429 to  $17.34521 $5,785,628   0.00%    0.55%  to   3.25%   12.52% to   15.92%
December 31, 2012  343,976 $10.48694 to  $15.17148 $4,121,284   1.27%    0.55%  to   3.25%    9.95% to   13.02%
December 31, 2011  193,663 $ 9.30664 to  $13.61010 $2,075,520   1.03%    0.55%  to   3.25%   -6.93% to   -0.44%
December 31, 2010  137,362 $ 9.94879 to  $13.85960 $1,496,355   0.91%    0.55%  to   3.25%    8.08% to   12.64%
December 31, 2009   51,794 $ 8.94949 to  $12.42655 $  502,645   2.84%    0.95%  to   2.95%   22.94% to   25.01%

                                        AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   30,311 $13.54255 to  $23.51273 $  533,490   0.00%    0.55%  to   3.25%   37.92% to   43.23%
December 31, 2012   26,918 $10.57497 to  $16.64347 $  334,820   0.00%    0.55%  to   3.25%   13.76% to   16.94%
December 31, 2011   16,190 $ 9.07073 to  $14.43104 $  173,497   0.00%    0.55%  to   3.25%   -9.08% to   -2.24%
December 31, 2010   13,777 $10.04316 to  $14.96577 $  152,422   0.00%    0.55%  to   3.25%   10.53% to   14.72%
December 31, 2009    6,994 $ 8.97301 to  $13.17447 $   67,092   0.00%    0.95%  to   2.95%   31.06% to   51.93%

                                                 AST MONEY MARKET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   22,470 $ 8.74050 to  $10.20011 $  213,351   0.00%    0.55%  to   3.25%   -3.25% to   -0.55%
December 31, 2012   24,863 $ 8.99838 to  $10.31714 $  240,224   0.01%    0.55%  to   3.25%   -3.25% to   -0.54%
December 31, 2011   24,015 $ 9.26367 to  $10.43487 $  236,147   0.02%    0.55%  to   3.25%   -3.22% to   -0.52%
December 31, 2010   12,763 $ 9.53428 to  $10.55197 $  128,581   0.02%    0.55%  to   3.25%   -2.84% to   -0.43%
December 31, 2009    6,856 $ 9.80318 to  $10.67105 $   71,974   0.24%    0.95%  to   2.95%   -2.34% to   -0.70%

                                               AST SMALL-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   11,797 $12.40268 to  $24.92978 $  209,244   0.00%    0.55%  to   3.25%   26.69% to   34.43%
December 31, 2012    9,973 $ 9.69125 to  $18.80226 $  133,149   0.00%    0.55%  to   3.25%    8.52% to   11.56%
December 31, 2011    7,586 $ 8.71343 to  $17.08879 $   91,234   0.00%    0.55%  to   3.25%  -12.02% to   -1.52%
December 31, 2010    5,749 $11.41543 to  $17.59375 $   70,222   0.21%    0.55%  to   3.25%   25.34% to   35.13%
December 31, 2009    3,575 $ 8.52896 to  $13.14833 $   31,797   0.05%    0.95%  to   2.95%   30.52% to   32.65%

                                           AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  201,354 $ 9.69455 to  $14.04141 $2,248,671   0.00%    0.55%  to   3.25%   -5.03% to   -2.38%
December 31, 2012  205,774 $10.81598 to  $14.46865 $2,382,350   2.53%    0.55%  to   3.25%    5.76% to    8.72%
December 31, 2011  139,943 $ 9.99564 to  $13.38718 $1,518,001   1.84%    0.55%  to   3.25%   -0.17% to    2.61%
December 31, 2010  113,266 $10.24378 to  $13.12390 $1,231,961   1.52%    0.55%  to   3.25%    2.38% to    6.70%
December 31, 2009   51,426 $ 9.92546 to  $12.32370 $  540,684   0.63%    0.95%  to   2.95%   -0.60% to   15.43%

                                             AST INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    7,524 $ 9.62974 to  $16.44049 $   92,461   0.00%    0.55%  to   3.25%   15.59% to   18.81%
December 31, 2012    6,716 $ 8.13719 to  $14.02985 $   70,251   2.14%    0.55%  to   3.25%   12.88% to   16.03%
December 31, 2011    4,763 $ 7.04041 to  $12.25942 $   43,196   1.53%    0.55%  to   3.25%  -21.55% to  -13.03%
December 31, 2010    3,757 $ 7.92905 to  $14.29181 $   39,039   0.70%    0.55%  to   3.25%    7.59% to   10.04%
December 31, 2009    1,307 $ 7.38580 to  $13.11671 $   11,673   2.16%    0.95%  to   2.95%   27.44% to   29.64%

                                             AST INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   17,172 $ 9.91250 to  $17.57026 $  206,639   0.00%    0.55%  to   3.25%   15.19% to   18.40%
December 31, 2012   16,433 $ 8.40498 to  $15.04565 $  167,285   1.04%    0.55%  to   3.25%   16.45% to   19.70%
December 31, 2011    7,248 $ 7.04917 to  $12.74401 $   63,232   0.64%    0.55%  to   3.25%  -18.51% to  -13.40%
December 31, 2010    3,921 $ 7.97297 to  $14.92060 $   40,509   0.29%    0.55%  to   3.25%   11.22% to   14.67%
December 31, 2009    1,455 $ 7.20534 to  $13.28533 $   11,795   1.59%    0.95%  to   2.95%   30.13% to   34.02%

                                                NVIT DEVELOPING MARKETS FUND
                   -----------------------------------------------------------------------------------------
December 31, 2013      743 $14.26831 to  $15.02994 $   10,905   0.94%    1.40%  to   2.00%   -1.93% to   -1.35%
December 31, 2012      882 $14.54907 to  $15.23556 $   13,170   0.09%    1.40%  to   2.00%   14.49% to   15.17%
December 31, 2011    1,066 $12.70790 to  $13.22905 $   13,856   0.27%    1.40%  to   2.00%  -23.92% to  -23.48%
December 31, 2010    1,496 $16.70438 to  $17.28741 $   25,524   0.00%    1.40%  to   2.00%   13.86% to   14.54%
December 31, 2009    1,437 $14.67036 to  $15.09299 $   21,453   1.15%    1.40%  to   2.00%   59.05% to   59.99%

                                      A71

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                            AST INVESTMENT GRADE BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   48,730 $ 9.57812 to  $15.13806 $  621,532   0.00%    0.55%  to   2.65%   -5.75% to   -3.72%
December 31, 2012  240,122 $11.79750 to  $15.78403 $3,143,918   1.35%    0.55%  to   2.65%    6.50% to    8.80%
December 31, 2011  624,195 $10.87605 to  $14.56477 $7,606,942   0.43%    0.55%  to   2.65%    8.68% to   11.82%
December 31, 2010   11,978 $10.54049 to  $13.07585 $  153,555   6.62%    0.55%  to   2.65%    5.34% to    9.77%
December 31, 2009   23,600 $10.83253 to  $11.91239 $  277,671   1.31%    0.95%  to   2.30%    8.49% to   10.26%

                                         AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   38,647 $ 9.72854 to  $12.12603 $  433,901   0.00%    0.55%  to   3.25%   -4.69% to   -2.03%
December 31, 2012   36,399 $11.01502 to  $12.52719 $  422,609   3.25%    0.55%  to   3.25%    4.34% to    7.26%
December 31, 2011   23,999 $10.31578 to  $11.84188 $  263,297   2.74%    0.55%  to   3.25%    2.59% to    5.44%
December 31, 2010   15,299 $10.29052 to  $11.38650 $  161,902   1.28%    0.55%  to   3.25%    2.93% to    6.78%
December 31, 2009    3,801 $10.05881 to  $10.76877 $   38,962   3.37%    0.95%  to   2.95%    7.10% to   10.58%

                                                  AST BOND PORTFOLIO 2018
                   -----------------------------------------------------------------------------------------
December 31, 2013    8,868 $11.07563 to  $13.77289 $  103,179   0.00%    1.15%  to   3.25%   -6.29% to   -4.26%
December 31, 2012   13,761 $11.81915 to  $14.40463 $  168,637   0.49%    1.15%  to   3.25%    2.27% to    4.50%
December 31, 2011   14,702 $11.55635 to  $13.80307 $  174,657   0.19%    1.15%  to   3.25%    9.90% to   12.27%
December 31, 2010    1,423 $11.92705 to  $12.31074 $   17,224   0.93%    1.30%  to   2.40%    8.58% to    9.76%
December 31, 2009    2,189 $10.98462 to  $11.21615 $   24,289   0.29%    1.30%  to   2.40%   -8.25% to   -7.26%

                                                  AST BOND PORTFOLIO 2019
                   -----------------------------------------------------------------------------------------
December 31, 2013    1,691 $11.03065 to  $13.69295 $   20,191   0.00%    1.15%  to   3.25%   -7.93% to   -5.93%
December 31, 2012    2,327 $11.93263 to  $14.57520 $   29,834   0.83%    1.15%  to   3.25%    2.41% to    4.64%
December 31, 2011      809 $13.36844 to  $13.94770 $   11,027   0.95%    1.30%  to   2.40%   13.26% to   14.49%
December 31, 2010    1,229 $11.80330 to  $12.18296 $   14,732   0.74%    1.30%  to   2.40%    8.75% to    9.93%
December 31, 2009    1,467 $10.85345 to  $11.08225 $   16,102   0.28%    1.30%  to   2.40%   -9.86% to   -8.88%

                                              AST GLOBAL REAL ESTATE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    6,107 $10.08073 to  $19.50272 $   82,371   0.00%    0.55%  to   3.25%    0.96% to    3.77%
December 31, 2012    5,471 $10.83725 to  $19.05468 $   72,228   1.37%    0.55%  to   3.25%   22.68% to   26.11%
December 31, 2011    2,702 $ 8.75182 to  $15.32029 $   28,411   2.36%    0.55%  to   3.25%  -12.17% to   -5.56%
December 31, 2010    2,120 $ 9.43708 to  $16.44739 $   23,406   1.16%    0.55%  to   3.25%   14.58% to   19.07%
December 31, 2009      355 $ 8.03953 to  $13.95016 $    2,911   1.02%    0.95%  to   2.95%   31.93% to   41.49%

                                      AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   22,890 $ 8.85375 to  $15.79714 $  237,960   0.00%    0.55%  to   3.25%   -3.03% to   -0.33%
December 31, 2012   20,909 $ 8.90982 to  $16.06935 $  220,458   1.08%    0.55%  to   3.25%   14.09% to   17.28%
December 31, 2011   13,670 $ 7.61998 to  $13.89229 $  123,993   0.93%    0.55%  to   3.25%  -23.87% to  -20.71%
December 31, 2010   12,640 $10.78803 to  $17.76396 $  144,882   0.30%    0.55%  to   3.25%   16.24% to   21.12%
December 31, 2009    2,787 $ 9.03476 to  $14.81166 $   25,629   0.28%    0.95%  to   2.95%   46.36% to   64.95%

                                        AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013   17,117 $12.69230 to  $24.38308 $  301,627   0.00%    0.55%  to   3.25%   29.72% to   38.05%
December 31, 2012   14,958 $10.52515 to  $17.90792 $  192,756   0.48%    0.55%  to   3.25%   11.92% to   15.05%
December 31, 2011    8,707 $ 9.17568 to  $15.78149 $   99,213   0.50%    0.55%  to   3.25%   -7.35% to    0.75%
December 31, 2010    6,209 $11.36904 to  $15.88201 $   72,334   0.34%    0.55%  to   3.25%   14.10% to   25.57%
December 31, 2009    1,010 $ 9.43289 to  $12.77276 $    9,809   0.89%    0.95%  to   2.95%   23.87% to   28.33%

                                          AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  229,670 $11.25123 to  $17.46806 $3,115,315   0.00%    0.55%  to   3.25%   13.73% to   17.41%
December 31, 2012  178,381 $ 9.83583 to  $15.08440 $2,100,412   0.45%    0.55%  to   3.25%   12.13% to   15.27%
December 31, 2011  100,743 $ 8.71154 to  $13.26883 $1,031,946   0.29%    0.55%  to   3.25%   -8.49% to   -2.93%
December 31, 2010   78,031 $ 9.16080 to  $13.85815 $  815,840   0.26%    0.55%  to   3.25%    8.82% to   13.27%
December 31, 2009   19,248 $ 8.22388 to  $12.35611 $  162,373   0.37%    0.95%  to   2.95%   22.12% to   25.66%

                                               AST RCM WORLD TRENDS PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  262,920 $10.76855 to  $15.07275 $3,225,999   0.00%    0.55%  to   3.25%    8.79% to   11.82%
December 31, 2012  221,186 $ 9.83094 to  $13.66670 $2,470,812   0.52%    0.55%  to   3.25%    6.69% to    9.68%
December 31, 2011  126,313 $ 9.15103 to  $12.63456 $1,292,495   0.40%    0.55%  to   3.25%   -6.86% to   -2.36%
December 31, 2010   87,541 $ 9.56692 to  $13.11882 $  917,592   0.43%    0.55%  to   3.25%    6.86% to   10.86%
December 31, 2009   22,971 $ 8.77459 to  $11.95029 $  206,515   0.28%    0.95%  to   2.95%   18.25% to   22.23%

                                      A72

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                         AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  155,830 $11.18390 to  $16.96442 $2,077,440   0.00%    0.55%  to   3.25%   12.50% to   15.64%
December 31, 2012  129,515 $10.40314 to  $14.87346 $1,521,500   0.44%    0.55%  to   3.25%    9.89% to   12.96%
December 31, 2011   74,331 $ 9.31537 to  $13.35045 $  778,470   0.34%    0.55%  to   3.25%   -6.67% to   -1.12%
December 31, 2010   53,201 $ 9.70638 to  $13.68833 $  564,005   0.23%    0.55%  to   3.25%    7.84% to   12.75%
December 31, 2009   13,284 $ 8.75409 to  $12.26108 $  118,947   0.26%    0.95%  to   2.95%   21.32% to   25.48%

                                          AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  160,349 $10.52772 to  $14.75766 $1,929,095   0.00%    0.55%  to   3.25%    6.25% to    9.22%
December 31, 2012  142,917 $10.28303 to  $13.69989 $1,608,379   0.57%    0.55%  to   3.25%    6.54% to    9.52%
December 31, 2011   93,246 $ 9.41906 to  $12.68275 $  967,246   0.48%    0.55%  to   3.25%   -5.72% to   -1.05%
December 31, 2010   65,121 $ 9.88878 to  $12.99556 $  686,924   0.37%    0.55%  to   3.25%    6.02% to   10.55%
December 31, 2009   17,717 $ 9.09584 to  $11.87199 $  164,854   0.20%    0.95%  to   2.95%   17.66% to   22.22%

                                        AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013  157,737 $11.38633 to  $16.60998 $2,122,569   0.00%    0.55%  to   3.25%   15.35% to   18.57%
December 31, 2012  113,955 $10.22856 to  $14.20334 $1,323,739   0.49%    0.55%  to   3.25%    9.94% to   13.01%
December 31, 2011   58,251 $ 9.24016 to  $12.74316 $  603,154   0.22%    0.55%  to   3.25%   -5.64% to   -3.01%
December 31, 2010   36,638 $ 9.72512 to  $13.32052 $  391,883   0.27%    0.55%  to   3.25%    7.69% to   12.26%
December 31, 2009    6,536 $ 8.80911 to  $11.98361 $   58,908   0.32%    0.95%  to   2.95%   18.10% to   20.09%

                                                PROFUND VP CONSUMER SERVICES
                   -----------------------------------------------------------------------------------------
December 31, 2013       27 $17.90731 to  $20.07642 $      518   0.21%    0.55%  to   2.30%   36.73% to   39.10%
December 31, 2012       13 $13.27826 to  $14.43316 $      177   0.00%    0.55%  to   2.00%   19.70% to   21.43%
December 31, 2011       10 $11.09282 to  $11.88626 $      123   0.00%    0.55%  to   2.00%    3.43% to    4.92%
December 31, 2010        7 $10.64073 to  $11.32891 $       80   0.00%    0.55%  to   2.30%   12.97% to   19.60%
December 31, 2009        2 $ 8.95999 to  $ 9.08577 $       16   0.00%    1.50%  to   2.00%   27.80% to   28.87%

                                            PROFUND VP CONSUMER GOODS PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013       25 $14.81554 to  $16.66911 $      404   0.65%    0.55%  to   2.30%   25.57% to   27.75%
December 31, 2012       34 $11.79908 to  $13.04871 $      424   0.80%    0.55%  to   2.30%    8.36% to   10.25%
December 31, 2011       32 $10.88855 to  $11.83570 $      358   0.90%    0.55%  to   2.30%    4.55% to    6.36%
December 31, 2010       12 $10.41504 to  $11.12815 $      125   0.00%    0.55%  to   2.30%   10.84% to   15.85%
December 31, 2009        8 $ 9.07106 to  $ 9.22877 $       74   1.22%    1.30%  to   2.00%   18.77% to   20.01%

                                                   PROFUND VP FINANCIALS
                   -----------------------------------------------------------------------------------------
December 31, 2013       95 $ 8.48563 to  $14.36857 $      863   0.43%    0.55%  to   2.30%   29.11% to   31.35%
December 31, 2012      115 $ 6.57243 to  $10.93910 $      895   0.12%    0.55%  to   2.30%   21.92% to   24.04%
December 31, 2011       78 $ 5.39074 to  $ 8.81882 $      429   0.00%    0.55%  to   2.30%  -15.77% to  -14.31%
December 31, 2010      152 $ 6.39982 to  $10.29102 $      987   0.32%    0.55%  to   2.30%    3.05% to    9.29%
December 31, 2009      121 $ 5.90194 to  $ 5.98047 $      722   2.96%    1.50%  to   2.30%   12.42% to   13.31%

                                                   PROFUND VP HEALTH CARE
                   -----------------------------------------------------------------------------------------
December 31, 2013      104 $16.46022 to  $17.66879 $    1,795   0.29%    0.55%  to   2.30%   36.62% to   38.99%
December 31, 2012       98 $12.04846 to  $12.71236 $    1,228   0.38%    0.55%  to   2.30%   14.76% to   16.76%
December 31, 2011       64 $10.49885 to  $10.88771 $      693   0.29%    0.55%  to   2.30%    7.64% to    9.51%
December 31, 2010       87 $ 9.75359 to  $10.01278 $      864   0.23%    0.55%  to   2.30%   -1.37% to    1.52%
December 31, 2009       41 $ 9.70197 to  $ 9.86247 $      401   0.76%    1.30%  to   2.30%   16.81% to   18.02%

                                                   PROFUND VP INDUSTRIALS
                   -----------------------------------------------------------------------------------------
December 31, 2013       29 $13.04318 to  $17.78615 $      422   0.53%    0.55%  to   2.35%   35.02% to   37.43%
December 31, 2012       25 $ 9.66036 to  $12.94217 $      269   0.28%    0.55%  to   2.35%   13.13% to   15.16%
December 31, 2011       19 $ 8.53881 to  $11.23828 $      171   0.35%    0.55%  to   2.35%   -4.04% to   -2.32%
December 31, 2010       24 $ 8.89801 to  $11.41249 $      214   0.20%    1.50%  to   2.35%   14.03% to   21.92%
December 31, 2009       11 $ 7.35928 to  $ 7.46270 $       85   0.53%    1.50%  to   2.35%   21.25% to   22.27%

                                                 PROFUND VP MID-CAP GROWTH
                   -----------------------------------------------------------------------------------------
December 31, 2013       42 $14.31437 to  $16.98714 $      628   0.00%    0.55%  to   2.30%   27.59% to   29.81%
December 31, 2012       32 $11.21885 to  $13.08646 $      373   0.00%    0.55%  to   2.30%   12.78% to   14.75%
December 31, 2011       32 $ 9.94731 to  $11.40463 $      326   0.00%    0.55%  to   2.30%   -5.07% to   -3.43%
December 31, 2010       52 $10.47890 to  $11.80941 $      579   0.00%    0.55%  to   2.30%   18.01% to   26.77%
December 31, 2009       17 $ 8.34760 to  $ 8.48599 $      145   0.00%    1.30%  to   2.30%   35.21% to   36.54%

                                      A73

                               AT YEAR ENDED                            FOR YEAR ENDED
                   -------------------------------------  ----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  -----------------
                                               PROFUND VP MID-CAP VALUE
                   ------------------------------------------------------------------------------------
December 31, 2013     51  $13.40458 to  $16.27030 $   759    0.34%   0.55%  to   2.30%   29.19% to  31.43%
December 31, 2012     56  $10.37597 to  $12.37923 $   645    0.16%   0.55%  to   2.30%   13.94% to  15.92%
December 31, 2011     66  $ 9.10660 to  $10.67879 $   665    0.15%   0.55%  to   2.30%   -6.08% to  -4.45%
December 31, 2010     46  $ 9.69632 to  $11.17632 $   456    0.26%   0.55%  to   2.30%   11.96% to  18.91%
December 31, 2009     26  $ 8.23508 to  $ 8.37151 $   215    1.47%   1.30%  to   2.30%   27.93% to  29.19%

                                                PROFUND VP REAL ESTATE
                   ------------------------------------------------------------------------------------
December 31, 2013     44  $ 9.60879 to  $14.06912 $   446    1.29%   0.55%  to   2.30%   -2.16% to  -0.46%
December 31, 2012     48  $ 9.82085 to  $14.13382 $   496    2.52%   0.55%  to   2.30%   14.53% to  16.53%
December 31, 2011     43  $ 8.57465 to  $12.12925 $   386    0.00%   0.55%  to   2.30%    2.40% to   4.17%
December 31, 2010     83  $ 8.37375 to  $11.60561 $   707    3.90%   0.95%  to   2.30%   15.86% to  22.85%
December 31, 2009     67  $ 6.86993 to  $ 6.96107 $   467    4.03%   1.50%  to   2.30%   25.02% to  26.01%

                                              PROFUND VP SMALL-CAP GROWTH
                   ------------------------------------------------------------------------------------
December 31, 2013     68  $15.35942 to  $22.46084 $ 1,183    0.00%   0.55%  to   2.90%   36.47% to  39.65%
December 31, 2012     34  $11.18920 to  $16.45836 $   411    0.00%   0.55%  to   2.90%    9.31% to  11.86%
December 31, 2011     37  $10.17680 to  $15.05725 $   403    0.00%   0.55%  to   2.90%   -1.57% to   0.72%
December 31, 2010     51  $10.27873 to  $15.29722 $   550    0.00%   0.55%  to   2.90%   17.66% to  24.11%
December 31, 2009     20  $ 8.36346 to  $ 8.50207 $   171    0.00%   1.30%  to   2.30%   23.27% to  24.55%

                                              PROFUND VP SMALL-CAP VALUE
                   ------------------------------------------------------------------------------------
December 31, 2013     28  $14.62787 to  $16.79752 $   448    0.21%   0.55%  to   2.00%   34.98% to  36.92%
December 31, 2012     27  $10.68964 to  $12.26837 $   314    0.00%   0.55%  to   2.30%   13.54% to  15.52%
December 31, 2011     39  $ 9.41484 to  $10.62040 $   404    0.00%   0.55%  to   2.30%   -6.26% to  -4.63%
December 31, 2010     25  $10.04307 to  $11.09991 $   259    0.07%   0.95%  to   2.30%   11.22% to  20.54%
December 31, 2009     22  $ 8.41420 to  $ 8.55355 $   187    0.48%   1.30%  to   2.30%   17.69% to  18.86%

                                             PROFUND VP TELECOMMUNICATIONS
                   ------------------------------------------------------------------------------------
December 31, 2013     14  $10.64000 to  $16.04617 $   161    2.27%   0.55%  to   2.35%    9.50% to  11.45%
December 31, 2012     18  $ 9.71718 to  $14.39725 $   213    3.22%   0.55%  to   2.35%   13.84% to  15.88%
December 31, 2011     15  $ 8.53611 to  $12.42479 $   133    3.63%   0.55%  to   2.35%   -0.47% to   1.31%
December 31, 2010     25  $ 8.57621 to  $12.26438 $   246    2.48%   0.55%  to   2.35%   13.03% to  22.07%
December 31, 2009     16  $ 7.58749 to  $ 7.69379 $   121   10.90%   1.50%  to   2.35%    4.86% to   5.73%

                                                 PROFUND VP UTILITIES
                   ------------------------------------------------------------------------------------
December 31, 2013     49  $10.03284 to  $14.24930 $   560    2.54%   0.55%  to   2.30%   10.77% to  12.69%
December 31, 2012     63  $ 9.05776 to  $12.64461 $   651    2.12%   0.55%  to   2.30%   -2.12% to  -0.41%
December 31, 2011     55  $ 9.25352 to  $12.69674 $   589    1.69%   0.55%  to   2.30%   14.87% to  16.86%
December 31, 2010     36  $ 8.05537 to  $10.86454 $   295    2.48%   0.55%  to   2.30%    3.57% to   8.26%
December 31, 2009     38  $ 7.77777 to  $ 7.88054 $   297    5.44%   1.50%  to   2.30%    8.25% to   9.10%

                                              PROFUND VP LARGE-CAP GROWTH
                   ------------------------------------------------------------------------------------
December 31, 2013     84  $13.31507 to  $16.49009 $ 1,188    0.33%   0.55%  to   2.30%   27.73% to  29.95%
December 31, 2012     70  $10.42444 to  $12.68990 $   767    0.08%   0.55%  to   2.30%   10.18% to  12.10%
December 31, 2011     69  $ 9.46136 to  $11.32042 $   691    0.00%   0.55%  to   2.30%    0.82% to   2.56%
December 31, 2010     71  $ 9.38481 to  $11.03756 $   677    0.06%   0.55%  to   2.30%   10.49% to  11.73%
December 31, 2009     67  $ 8.48227 to  $ 8.59420 $   574    0.00%   1.50%  to   2.30%   26.82% to  27.82%

                                              PROFUND VP LARGE-CAP VALUE
                   ------------------------------------------------------------------------------------
December 31, 2013    105  $11.12739 to  $15.66968 $ 1,312    0.94%   0.55%  to   2.30%   26.97% to  29.18%
December 31, 2012     92  $ 8.76356 to  $12.13040 $   878    0.86%   0.55%  to   2.30%   12.82% to  14.79%
December 31, 2011     97  $ 7.76766 to  $10.56792 $   851    0.69%   0.55%  to   2.30%   -3.49% to  -1.82%
December 31, 2010     89  $ 8.04896 to  $10.76394 $   733    0.89%   0.55%  to   2.30%    7.47% to  11.78%
December 31, 2009     45  $ 7.29354 to  $ 7.45124 $   330    3.70%   1.00%  to   2.30%   16.78% to  18.28%

                         AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013  5,993  $12.19594 to  $15.81555 $84,817    0.00%   0.55%  to   3.25%   24.20% to  30.71%
December 31, 2012  5,590  $ 9.54913 to  $12.14782 $61,346    0.45%   0.55%  to   3.25%    9.55% to  12.61%
December 31, 2011  3,425  $ 8.50545 to  $10.83000 $33,837    0.33%   0.55%  to   3.25%  -14.75% to  -6.39%
December 31, 2010  2,319  $10.44965 to  $11.61473 $24,809    0.02%   0.55%  to   3.25%    4.81% to  12.65%
December 31, 2009     47  $10.29149 to  $10.30741 $   487    0.00%   1.15%  to   2.35%    1.45% to   1.59%

                                      A74

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                           AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   -----------------------------------------------------------------------------------------
December 31, 2013    7,114 $13.00723 to  $17.47295 $  114,261   0.00%    0.55%  to   3.25%   32.06% to   35.74%
December 31, 2012    6,499 $10.54999 to  $12.92284 $   78,351   0.00%    0.55%  to   3.25%   11.44% to   14.55%
December 31, 2011    3,024 $ 9.23751 to  $11.32571 $   32,384   0.00%    0.55%  to   3.25%   -7.55% to    0.11%
December 31, 2010    1,478 $10.66273 to  $11.35800 $   16,039   0.00%    0.95%  to   3.25%    6.95% to   10.27%
December 31, 2009       24 $10.27380 to  $10.30032 $      249   0.00%    0.95%  to   2.95%    1.89% to    2.14%

                                    AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   -----------------------------------------------------------------------------------------
December 31, 2013    2,613 $10.48701 to  $12.22814 $   30,751   0.00%    1.15%  to   3.25%   -9.55% to   -7.59%
December 31, 2012       48 $11.48725 to  $12.95314 $      589   2.69%    1.30%  to   3.25%    2.86% to    4.95%
December 31, 2011      314 $11.06416 to  $12.41953 $    3,603   1.15%    1.30%  to   2.95%   15.28% to   17.15%
December 31, 2010    1,771 $ 9.54633 to  $10.66744 $   17,133   0.00%    1.30%  to   3.25%    5.41% to   10.41%
December 31, 2009      114 $ 8.74021 to  $ 8.83518 $      996   0.00%    1.30%  to   2.40%  -12.60% to  -11.65%

                                    AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 4, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2013    8,655 $10.87944 to  $11.80555 $   98,018   0.00%    1.15%  to   3.25%   -5.24% to   -3.18%
December 31, 2012   13,596 $11.48120 to  $12.19387 $  160,818   0.52%    1.15%  to   3.25%    1.70% to    3.91%
December 31, 2011   15,087 $11.28966 to  $11.73508 $  173,608   0.08%    1.15%  to   3.25%    7.80% to   10.13%
December 31, 2010      450 $10.47326 to  $10.59081 $    4,746   0.00%    1.90%  to   3.25%    4.76% to    5.92%

                                    AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 4, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2013    6,858 $11.52353 to  $12.71942 $   81,707   0.00%    1.15%  to   3.25%  -10.02% to   -8.07%
December 31, 2012   14,512 $12.80734 to  $13.85470 $  191,262   0.78%    1.15%  to   3.25%    3.32% to    5.57%
December 31, 2011   18,356 $12.39610 to  $13.14210 $  232,734   0.06%    1.15%  to   3.25%   16.40% to   18.92%
December 31, 2010    2,261 $10.64953 to  $11.06626 $   24,883   0.00%    1.30%  to   3.25%    6.42% to   10.66%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2013       37 $16.05615 to  $16.78881 $      597   2.36%    1.40%  to   1.85%   17.76% to   18.28%
December 31, 2012       44 $13.63464 to  $14.19378 $      603   1.60%    1.40%  to   1.85%   11.61% to   12.11%
December 31, 2011       52 $12.21604 to  $12.66075 $      649   0.64%    1.40%  to   1.85%  -14.37% to  -13.99%
December 31, 2010       68 $14.26638 to  $14.72045 $      984   0.00%    1.40%  to   1.85%   20.82% to   21.07%

                       WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2013      473 $ 2.14418 to  $ 3.09314 $    1,417   0.39%    1.40%  to   1.85%   37.67% to   38.29%
December 31, 2012      502 $ 1.55055 to  $ 2.23677 $    1,091   0.00%    1.40%  to   1.85%   18.56% to   19.09%
December 31, 2011      683 $ 1.30203 to  $ 1.87829 $    1,249   0.00%    1.40%  to   1.85%   -7.08% to   -6.66%
December 31, 2010      961 $ 1.39498 to  $ 2.01236 $    1,889   0.00%    1.40%  to   1.85%   26.02% to   26.28%

                     WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2013       33 $18.03604 to  $18.31500 $      602   0.00%    1.40%  to   1.85%   47.82% to   48.48%
December 31, 2012       41 $12.20120 to  $12.33511 $      501   0.00%    1.40%  to   1.85%    6.14% to    6.62%
December 31, 2011       47 $11.49507 to  $11.56958 $      545   0.00%    1.40%  to   1.85%   -6.08% to   -5.66%
December 31, 2010       66 $12.23884 to  $12.26392 $      804   0.00%    1.40%  to   1.85%   27.58% to   27.84%

                     WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   -----------------------------------------------------------------------------------------
December 31, 2013       86 $13.64565 to  $13.85629 $    1,185   0.98%    1.40%  to   1.85%   12.94% to   13.44%
December 31, 2012      107 $12.08206 to  $12.21442 $    1,299   1.09%    1.40%  to   1.85%   12.25% to   12.75%
December 31, 2011      131 $10.76329 to  $10.83306 $    1,409   0.86%    1.40%  to   1.85%   -8.74% to   -8.34%
December 31, 2010      183 $11.79431 to  $11.81846 $    2,156   0.00%    1.40%  to   1.85%   21.79% to   22.03%

                                    AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2013    5,950 $10.59034 to  $11.29472 $   64,899   0.00%    1.15%  to   3.25%  -12.68% to  -10.78%
December 31, 2012   10,633 $12.12814 to  $12.65985 $  131,877   0.03%    1.15%  to   3.25%    2.40% to    4.63%
December 31, 2011    7,051 $11.84372 to  $12.09978 $   84,496   0.00%    1.15%  to   3.25%   18.44% to   21.00%

                               AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2013   30,084 $11.59795 to  $12.28290 $  358,117   0.00%    0.55%  to   2.25%   17.54% to   21.72%
December 31, 2012   19,469 $ 9.82808 to  $10.09074 $  192,842   0.04%    0.55%  to   2.15%   10.77% to   12.54%
December 31, 2011    9,116 $ 8.87815 to  $ 8.96673 $   81,124   0.00%    0.55%  to   2.05%  -11.20% to  -10.33%

                            AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2013  159,964 $10.52625 to  $11.33041 $1,757,753   0.00%    0.55%  to   3.25%    7.25% to   10.24%
December 31, 2012  137,665 $ 9.81460 to  $10.27765 $1,388,059   0.47%    0.55%  to   3.25%    8.25% to   11.28%
December 31, 2011   89,096 $ 9.06646 to  $ 9.23573 $  816,029   0.00%    0.55%  to   3.25%   -9.31% to   -7.64%

                                      A75

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                       WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND-CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2013      107 $15.64456 to  $15.80815 $    1,674   0.45%    1.40%  to   1.85%   28.61% to   29.18%
December 31, 2012      123 $12.16401 to  $12.23691 $    1,502   0.58%    1.40%  to   1.85%   13.69% to   14.20%
December 31, 2011      125 $10.69886 to  $10.71531 $    1,341   0.00%    1.40%  to   1.85%    4.66% to    4.81%

                              AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2013   14,767 $ 9.68326 to  $10.44169 $  151,663   0.00%    0.55%  to   2.85%   -5.10% to   -2.85%
December 31, 2012   12,451 $10.46916 to  $10.74805 $  132,486   0.17%    0.55%  to   2.75%    4.16% to    6.52%
December 31, 2011    1,096 $10.05117 to  $10.08473 $   11,039   0.00%    0.85%  to   2.75%    0.33% to    0.65%

                           AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2013    3,859 $ 9.57823 to  $10.16927 $   38,272   0.00%    0.55%  to   3.25%   -5.99% to   -3.37%
December 31, 2012    3,617 $10.25066 to  $10.52360 $   37,538   0.23%    0.55%  to   2.75%    1.98% to    4.30%
December 31, 2011      428 $10.05125 to  $10.08481 $    4,306   0.00%    0.85%  to   2.75%    0.24% to    0.55%

                                    AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 3, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2013   21,962 $ 8.90118 to  $ 9.29219 $  199,986   0.00%    1.15%  to   3.25%  -13.12% to  -11.23%
December 31, 2012    3,101 $10.24517 to  $10.45376 $   32,173   0.00%    1.30%  to   3.25%    2.45% to    4.54%

                   AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2013  250,383 $11.73153 to  $13.40539 $3,294,490   0.00%    0.55%  to   3.25%   19.00% to   23.79%
December 31, 2012  226,667 $10.62945 to  $10.82950 $2,436,575   0.00%    0.55%  to   3.25%    6.32% to    8.30%

                          AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2013   31,973 $11.30516 to  $12.30125 $  383,555   0.00%    0.55%  to   3.15%   14.35% to   18.26%
December 31, 2012   18,256 $10.21676 to  $10.40185 $  188,504   0.92%    0.55%  to   3.15%    2.19% to    4.02%

                       AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2013      150 $ 9.16475 to  $ 9.52764 $    1,404   0.00%    0.55%  to   1.95%   -9.83% to   -8.03%
December 31, 2012       40 $10.38171 to  $10.42862 $      414   0.00%    0.55%  to   1.75%    3.83% to    4.29%

                               AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2013    1,183 $12.28936 to  $13.69602 $   15,936   0.00%    0.55%  to   2.70%   25.05% to   33.76%
December 31, 2012      103 $10.15815 to  $10.23902 $    1,049   0.00%    0.55%  to   2.65%    1.60% to    2.39%

                                    AST BOND PORTFOLIO 2024 (AVAILABLE JANUARY 02, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013    7,249 $ 8.62024 to  $ 8.80746 $   63,244   0.00%    1.15%  to   3.25%  -13.80% to  -11.93%

                          AST AQR EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013      117 $10.06910 to  $10.19183 $    1,184   0.00%    0.55%  to   1.95%    0.71% to    1.92%

                          AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013    1,526 $11.56161 to  $11.77434 $   17,800   0.00%    0.55%  to   2.65%   15.64% to   17.75%

                          AST QMA EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013       48 $ 9.58150 to  $ 9.69426 $      467   0.00%    0.55%  to   1.90%   -4.17% to   -3.05%

                           AST MULTI-SECTOR FIXED INCOME PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013   73,129 $ 9.51265 to  $ 9.57903 $  695,654   0.00%    1.10%  to   1.90%   -4.86% to   -4.20%

                               AST BLACKROCK ISHARES ETF PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013    8,247 $10.39072 to  $10.58015 $   86,639   0.00%    0.55%  to   3.15%    3.93% to    5.81%

                      AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013   32,310 $10.72647 to  $10.89883 $  349,718   0.00%    0.55%  to   2.85%    7.29% to    8.99%

                            AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013    8,260 $ 9.58831 to  $ 9.76317 $   80,066   0.00%    0.55%  to   3.15%   -4.09% to   -2.36%

                                   AST AQR LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013       66 $11.61220 to  $11.72588 $      766   0.00%    0.55%  to   2.00%   16.14% to   17.26%

                                      A76

                              AT YEAR ENDED                            FOR YEAR ENDED
                   ------------------------------------  ---------------------------------------------
                                                   NET   INVESTMENT
                   UNITS        UNIT VALUE        ASSETS   INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)   RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------ ---------- -----------------  ----------------
                               AST QMA LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ----------------------------------------------------------------------------------
December 31, 2013    12   $11.64780 to  $11.76574  $136    0.00%    0.55%  to   2.05%  16.50% to  17.66%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios are annualized and exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended
            December 31, 2013 or from the effective date of the subaccount through the end of the reporting period.

        ****Investment Income Ratio for the Prudential Money Market Portfolio is less than 0.01%.

        CHARGES AND EXPENSES

        A. MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is the risk that annuitants may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges by Pruco Life. The daily mortality risk and expense risk charges are assessed through the reduction in unit values.

                                      A77

        B. ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.10%     Prudential Defined Income- No Optional Benefits
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Retirement Advisor - With Combo 5% and HAV
   1.40%     No Optional Benefits
               Discovery Select Variable Annuity
               Discovery Preferred Variable Annuity
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
   1.45%     Premier Bb Series 5% Roll Up and HAV or HDV
             Premier Retirement B Share- No Optional Benefits
             Premier Retirement C- No Optional Benefits, after 9th anniversary ("Cliff" year)
             Premier Retirement L- No Optional Benefits, after 9th anniversary ("Cliff" year)
   1.50%     No Optional Benefits
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
               Premier Bb Series with LT5 or HD5
               Premier Bb Series - with HD GRO
               Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
   1.60%     Strategic Partners FlexElite - No Optional Benefits
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     No Optional Benefit
               Discovery Choice Enhanced
               Strategic Partners Enhanced FlexElite
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with GMDB with Step Up and Roll Up
               Premier B Series with HDV
               Premier B Series with Roll-up & HAV

                                      A78

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   1.70%     GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Premier Bb Series with SLT5
               Premier Retirement B - With HAV
               Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5
             GMDB with-Greater of Roll Up or Step Up
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier B Series with HD GRO
               Premier Bb Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   1.85%     GMDB with-Greater of Roll Up or Step Up
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Premier L Series with HD GRO
               Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
             With HDV
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HD GRO
               Premier B Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement B - With HD GRO II OR GRO Plus II
             Premier Retirement L - No Optional Benefits
             Prudential Defined Income - With Defined Income Benefit
   1.95%     Premier Retirement Advisor - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
               GRO Plus II
             Premier Retirement C Share - No Optional Benefits
   2.00%     Strategic Partners Enhanced FlexElite GMDB with-Greater of Roll Up or Step Up
             With HDV
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
             With LT5 or HD5
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier L Series with HDV
               Premier L Series with Roll-up & HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV

                                      A79

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------
   2.05%     Premier X Series with HDV
               Premier X Series with Roll-up & HAV
               Premier Bb Series with LT5
               Premier Bb Series with LT5 and HDV
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     Strategic Partners Enhanced FlexElite with HDV
             With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier L Series with HD GRO
               Premier Retirement B - With Combo 5% and HAV
               Premier Retirement L - With HAV
   2.15%     With SLT5
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier X Series with LT5 or HD5
               Premier X Series with HD GRO
               Premier Retirement C - With HAV
   2.20%     Strategic Partners FlexElite - No Optional Benefits
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     Strategic Partners Enhanced FlexElite with LT5 or HD5
             With SLT5
               Premier L Series
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
               Premier B Series with LT5
               Premier B Series with LT5 and HDV
               Premier B Series with LT5 or HD5 and Roll-up & HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
               Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
               Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step
                Up and Roll Up
             With LT5 or HD5 and GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Premier L Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
               Premier Retirement L - With HD GRO II OR GRO Plus II

                                      A80

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -----------------------------------------------------------------------------------------------
   2.35%     Strategic Partners Annuity One Enhanced III - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier X Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
              Greater of Roll Up and Step Up
             Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and
              Roll Up
               Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Enhanced FlexElite with SLT5
               Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.45%     Premier Retirement X - With HD GRO II OR GRO Plus II
   2.50%     Strategic Partners FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             With LT5 or HD5 and with HDV
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement L - With Combo 5% and HAV
   2.55%     Premier Retirement C - With Combo 5% and HAV
   2.60%     Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or
              Step Up
             With LT5 or HD5 and with HDV
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Premier L Series with LT5
               Premier L Series with LT5 and HDV
               Premier L Series with LT5 or HD5 and Roll-up & HAV
               Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
   2.65%     Premier X Series with LT5
               Premier X Series with LT5 and HDV
               Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
               Premier X Series with LT5 or HD5 and Roll-up & HAV
               Premier Retirement X - With Combo 5% and HAV
   2.70%     Premier Retirement B - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II
               Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Strategic Partners Enhanced FlexElite with SLT5 with HDV
               Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II
   2.90%     Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.95%     Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   3.10%     Premier Retirement L - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
   3.15%     Premier Retirement C - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
   3.25%     Premier Retirement X - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II

        C. WITHDRAWAL CHARGES

        A deferred sales charge may be assessed upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

                                      A81

        D. OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Contracts reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the contract.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or Fixed Rate Option--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Other charges--are various contract level charges as described in contract charges and features section located above.

                                      A82

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2013, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 09, 2014

                                      A83

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2013 and 2012

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                            Page #
                                                                            ------
Financial Statements
Management's Annual Report on Internal Control Over Financial Reporting       B-2

Consolidated Financial Statements:

Consolidated Statements of Financial Position - December 31, 2013 and 2012    B-3

Consolidated Statements of Operations and Comprehensive Income (Loss)
Years ended December 31, 2013, 2012 and 2011                                  B-4

Consolidated Statements of Equity
Years ended December 31, 2013, 2012 and 2011                                  B-5

Consolidated Statements of Cash Flows
Years ended December 31, 2013, 2012 and 2011                                  B-6

Notes to Consolidated Financial Statements                                    B-8

Report of Independent Registered Public Accounting Firm                      B-60

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2013, of the Company's internal control over financial reporting, based on the framework established in Internal Control--Integrated Framework
(1992) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2013.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 10, 2014

                         Part I--Financial Information

Item 1. Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                 Consolidated Statements of Financial Position
   As of December 31, 2013 and December 31, 2012 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                                  December 31,    December 31,
                                                                                      2013            2012
                                                                                 --------------- ---------------
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost: 2013 -
 $5,538,933; 2012 - $5,662,255)                                                  $     5,651,401 $     6,135,765
Equity securities, available-for-sale, at fair value (cost: 2013 - $567; 2012 -
 $3,119)                                                                                     771           4,327
Trading account assets, at fair value                                                     18,892          11,376
Policy loans                                                                           1,086,772       1,079,714
Short-term investments                                                                    16,002         112,337
Commercial mortgage and other loans                                                    1,532,165       1,463,977
Other long-term investments                                                              226,704         284,489
                                                                                 --------------- ---------------
   Total investments                                                                   8,532,707       9,091,985
Cash and cash equivalents                                                                307,243         412,109
Deferred policy acquisition costs                                                      5,034,299       3,679,061
Accrued investment income                                                                 89,465          90,653
Reinsurance recoverables                                                              13,657,859       7,032,175
Receivables from parents and affiliates                                                  262,362         183,044
Deferred sales inducements                                                               989,889         787,891
Income taxes                                                                                   -           9,910
Other assets                                                                              45,983          47,453
Separate account assets                                                              100,402,349      80,887,276
                                                                                 --------------- ---------------
   TOTAL ASSETS                                                                  $   129,322,156 $   102,221,557
                                                                                 =============== ===============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                                  $    14,303,330 $     8,557,077
Future policy benefits and other policyholder liabilities                              6,916,669       6,696,813
Cash collateral for loaned securities                                                     84,867          48,068
Income taxes                                                                             186,015               -
Short-term debt to affiliates                                                            274,900         272,000
Long-term debt to affiliates                                                           1,592,000       1,511,000
Payables to parent and affiliates                                                        191,065           6,694
Other liabilities                                                                        964,740         726,737
Separate account liabilities                                                         100,402,349      80,887,276
                                                                                 --------------- ---------------
   TOTAL LIABILITIES                                                                 124,915,935      98,705,665
                                                                                 --------------- ---------------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, ($10 par value; 1,000,000 shares, authorized; 250,000 shares,
 issued and outstanding)                                                                   2,500           2,500
Additional paid-in capital                                                               804,237         818,303
Retained earnings                                                                      3,542,838       2,427,628
Accumulated other comprehensive income                                                    56,646         267,461
                                                                                 --------------- ---------------
   TOTAL EQUITY                                                                        4,406,221       3,515,892
                                                                                 --------------- ---------------
TOTAL LIABILITIES AND EQUITY                                                     $   129,322,156 $   102,221,557
                                                                                 =============== ===============

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

     Consolidated Statements of Operations and Comprehensive Income (Loss)
          Years Ended December 31, 2013, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                              -------------- -------------- --------------
                                                                                   2013           2012           2011
                                                                              -------------- -------------- --------------
REVENUES
Premiums                                                                      $       56,851 $       68,136 $       72,787
Policy charges and fee income                                                      1,880,925      1,534,763      1,109,495
Net investment income                                                                419,011        417,510        439,950
Asset administration fees                                                            332,288        286,302        203,508
Other income                                                                          20,149         74,013         43,861
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                     (12,268)       (34,926)       (71,348)
  Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income                                           7,827         28,692         62,379
  Other realized investment gains (losses), net                                      (9,009)      (150,213)        271,052
                                                                              -------------- -------------- --------------
       Total realized investment gains (losses), net                                (13,450)      (156,447)        262,083
                                                                              -------------- -------------- --------------
 TOTAL REVENUES                                                                    2,695,774      2,224,277      2,131,684
                                                                              -------------- -------------- --------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                              178,924        353,494        312,211
Interest credited to policyholders' account balances                                  45,737        165,992        502,585
Amortization of deferred policy acquisition costs                                  (524,311)       (38,969)        973,203
General, administrative and other expenses                                           890,794        878,383        697,884
                                                                              -------------- -------------- --------------
 TOTAL BENEFITS AND EXPENSES                                                         591,144      1,358,900      2,485,883
                                                                              -------------- -------------- --------------

INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                  2,104,630        865,377      (354,199)
                                                                              -------------- -------------- --------------

 Income taxes:
  Current                                                                            250,601        216,654         42,474
  Deferred                                                                           315,819       (35,614)      (263,930)
                                                                              -------------- -------------- --------------
 Total Income tax expense (benefit)                                                  566,420        181,040      (221,456)
                                                                              -------------- -------------- --------------
NET INCOME (LOSS)                                                             $    1,538,210 $      684,337 $     (132,743)
                                                                              -------------- -------------- --------------

Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                               224            192          (178)
  Net unrealized investment gains (losses):
    Unrealized investment gains (losses) for the period                            (290,636)        105,543        122,946
    Reclassification adjustment for (gains) losses included in net income           (33,920)       (22,644)       (75,822)
                                                                              -------------- -------------- --------------
  Net unrealized investment gains (losses)                                         (324,556)         82,899         47,124
                                                                              -------------- -------------- --------------
Other comprehensive income (loss), before tax                                      (324,332)         83,091         46,946
                                                                              -------------- -------------- --------------
  Less: Income tax expense (benefit) related to:
    Foreign currency translation adjustments                                              78             67           (62)
    Net unrealized investment gains (losses)                                       (113,595)         29,191         16,479
                                                                              -------------- -------------- --------------
     Total                                                                         (113,517)         29,258         16,417
Other comprehensive income (loss), net of tax:                                     (210,815)         53,833         30,529
                                                                              -------------- -------------- --------------
COMPREHENSIVE INCOME (LOSS)                                                   $    1,327,395 $      738,170 $    (102,214)
                                                                              ============== ============== ==============

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                       Consolidated Statements of Equity
          Years Ended December 31, 2013, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                                             Accumulated
                                                                                                Other
                                                                Additional                   Comprehensive
                                                     Common      Paid-in      Retained          Income
                                                     Stock       Capital       Earnings         (Loss)        Total Equity
                                                    --------   -----------   ------------   --------------   -------------

Balance, December 31, 2010                          $  2,500   $  792,226    $  1,902,185    $    183,099    $  2,880,010
Contributed Capital-Parent/Child Asset Transfers           -        3,543               -               -           3,543
Affiliated asset transfers                                 -       40,252        (26,151)               -          14,101
Comprehensive income (loss):
  Net income (loss)                                        -            -       (132,743)               -       (132,743)
  Other comprehensive income (loss), net of tax            -            -               -          30,529          30,529
                                                                                                             ------------
Total comprehensive income (loss)                                                                               (102,214)
                                                    --------   ----------    ------------    ------------    ------------

Balance, December 31, 2011                          $  2,500   $  836,021    $  1,743,291    $    213,628    $  2,795,440
Contributed Capital-Parent/Child Asset Transfers           -     (17,718)               -               -        (17,718)
Affiliated asset transfers                                 -            -               -               -               -
Comprehensive income (loss):
  Net income (loss)                                        -            -         684,337               -         684,337
  Other comprehensive income (loss), net of tax            -            -               -          53,833          53,833
                                                                                                             ------------
Total comprehensive income (loss)                                                                                 738,170
                                                    --------   ----------    ------------    ------------    ------------

Balance, December 31, 2012                          $  2,500   $  818,303    $  2,427,628    $    267,461    $  3,515,892
Dividend to Parent                                         -            -       (423,000)               -       (423,000)
Capital-Asset Transfer Activity (Parent-Child)             -     (14,066)               -               -        (14,066)
Comprehensive income (loss):

  Net income (loss)                                        -            -       1,538,210               -       1,538,210
  Other comprehensive income (loss), net of tax            -            -               -       (210,815)       (210,815)
                                                                                                             ------------
Total comprehensive income (loss)                                                                               1,327,395
                                                    --------   ----------    ------------    ------------    ------------

Balance, December 31, 2013                          $  2,500   $  804,237    $  3,542,838    $     56,646    $  4,406,221
                                                    ========   ==========    ============    ============    ============

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                     Consolidated Statements of Cash Flows
          Years Ended December 31, 2013, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                            2013           2012           2011
                                                                       -------------- -------------- --------------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income                                                              $   1,538,210  $     684,337  $   (132,743)
Adjustments to reconcile net income to net cash provided by operating activities:
 Policy charges and fee income                                              (113,831)      (163,640)      (127,683)
 Interest credited to policyholders' account balances                          45,737        165,992        502,585
 Realized investment (gains) losses, net                                       13,450        156,447      (262,083)
 Amortization and other non-cash items                                       (43,677)       (56,322)       (68,098)
 Change in:
   Future policy benefits and other insurance liabilities                   1,185,681      1,337,078        870,582
   Reinsurance recoverables                                               (1,211,151)    (1,117,361)      (798,474)
   Accrued investment income                                                  (4,286)        (6,372)          6,785
   Receivables from parent and affiliates                                    (88,490)          5,571         46,595
   Payables to parent and affiliates                                           23,110            855       (48,064)
   Deferred policy acquisition costs                                      (1,346,386)    (1,210,728)      (123,100)
   Income taxes payable                                                       341,965         81,763      (412,217)
   Deferred sales inducements                                                (20,871)      (199,005)      (289,642)
   Other, net                                                                 (1,855)          7,961        156,698
                                                                       -------------- -------------- --------------
Cash flows from (used in) operating activities                          $     317,606  $   (313,424)  $   (678,859)
                                                                       -------------- -------------- --------------

CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
 Fixed maturities, available for sale                                   $   1,570,701  $   1,019,890  $   1,069,922
 Short-term investments                                                       662,351      1,424,173      1,167,039
 Policy loans                                                                 130,655        131,511        122,721
 Ceded policy loans                                                           (9,156)        (7,951)        (1,861)
 Commercial mortgage and other loans                                          207,340        149,621         82,098
 Other long-term investments                                                   12,933         11,557         10,612
 Equity securities, available for sale                                         13,596          9,862         10,355
 Trading account assets, at fair value                                          7,524         14,325          5,174
Payments for the purchase/origination of:
 Fixed maturities, available for sale                                     (1,934,430)    (1,646,619)    (1,135,456)
 Short-term investments                                                     (566,100)    (1,253,361)    (1,203,342)
 Policy loans                                                               (101,357)      (129,521)      (102,230)
 Ceded policy loans                                                             9,687         16,320          5,538
 Commercial mortgage and other loans                                        (367,857)      (239,086)      (204,951)
 Other long-term investments                                                 (84,859)       (75,664)       (70,641)
 Equity securities, available for sale                                       (10,574)        (5,024)        (8,528)
 Trading account assets, at fair value                                        (9,478)              -              -
 Notes receivable from parent and affiliates, net                               4,641          5,714          6,842
 Other, net                                                                       160        (1,885)          2,757
                                                                       -------------- -------------- --------------
Cash flows from (used in) investing activities                          $   (464,223)  $   (576,138)  $   (243,951)
                                                                       -------------- -------------- --------------

CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
 Policyholders' account deposits                                        $   3,091,818  $   4,154,752  $   3,044,607
 Ceded policyholders' account deposits                                      (413,181)      (312,528)      (117,916)

 Policyholders' account withdrawals                                       (2,399,425)    (3,178,207)    (2,555,035)
 Ceded policyholders' account withdrawals                                      47,114         31,419          8,824
 Net change in securities sold under agreement to repurchase and cash
 collateral for loaned securities                                              36,799      (146,074)        114,612
 Dividend to parent                                                         (423,000)              -              -
 Contributed/Distributed capital - parent/child asset transfers               (3,374)       (20,900)          3,543
 Net change in financing arrangements (maturities 90 days or less)          (155,100)         29,000        129,000
 Net change in long-term borrowing                                             21,100          3,786       (59,401)
 Drafts outstanding                                                           239,000        453,000        277,000

                                                       ------------ -------------- ------------
Cash flows from (used in) financing activities          $    41,751  $   1,014,248  $   845,234
                                                       ------------ -------------- ------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS      (104,866)        124,686     (77,576)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                412,109        287,423      364,999
                                                       ------------ -------------- ------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                $   307,243  $     412,109  $   287,423
                                                       ============ ============== ============
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid, net of refunds                     $ (250,087)  $     134,603  $   166,606
  Interest paid                                         $    40,209  $      43,717  $    33,104

                See Notes to Consolidated Financial Statements

Significant Non Cash Transactions

Cash Flows from Investing Activities for the twelve months ended December 31, 2013 excludes $56 million of increases in fixed maturities, available for sale and $132 million of decreases in fixed maturities, available for sale related to the amendments of the reinsurance agreements between the Company and UPARC, an affiliate, and the Company, and PAR U, an affiliate in the first quarter of 2013. See Note 13 to the Consolidated Financial Statements for more information on related party transactions.

Cash Flows from Investing Activities for the twelve months ended December 31, 2013 excludes $192 million of increases in fixed maturities, available for sale, and commercial mortgages and $704 million of decreases in fixed maturities, available for sale, and commercial mortgages related to the amendments of the reinsurance agreements between the Company and UPARC, an affiliate, and the Company, and PAR U, an affiliate, in the third quarter of 2013. See Note 13 to the Consolidated Financial Statements for more information on related party transactions.

Cash Flows from Investing Activities for the twelve months ended December 31, 2013 excludes $4,951 million of increases in fixed maturities, available for sale, commercial mortgages, short-term investments, and trading account assets related to the coinsurance of Guaranteed Universal Life ("GUL") business assumed from Prudential Insurance in connection with the acquisition of the Hartford Life Business. Cash Flows from Investing Activities for the twelve months ended December 31, 2013 excludes $4,952 million of decreases in fixed maturities, available for sale, commercial mortgages, short-term investments, and trading account assets related to the subsequent retrocession of this GUL business assumed from Prudential Insurance to PAR U, an affiliate. See Note 13 to the Consolidated Financial Statements for more information on related party transactions.

Cash Flows from Financing Activities for the twelve months ended December 31, 2013 excludes $12 million of decreases in Contributed/Distributed capital-parent/child asset transfers related to the coinsurance of GUL business assumed from Prudential Insurance in connection with the acquisition of the Hartford Life Business.

Cash Flows from Investing Activities for the twelve months ended December 31, 2012 excludes $202 million of decreases in fixed maturities, available for sale and commercial mortgages related to the coinsurance transaction between the Company's wholly owned subsidiary PLNJ and PAR U, in the third quarter of 2012. See Note 13 to the Consolidated Financial Statements for more information on related party transactions.

Cash Flows from Investing Activities in the 2011 Consolidated Statement of Cash Flows excludes $313 million of increases in fixed maturities, available for sale related to a non-cash transfer of assets to the Company. These assets were received as consideration of premium due to the Company for the recapture of policies issued prior to January 1, 2011 previously reinsured by Universal Prudential Arizona Reinsurance Company, or "UPARC," an affiliate (See Note 13).

Cash Flows from Investing Activities in the 2011 Consolidated Statement of Cash Flows also excludes $1,054 million of decreases in fixed maturities available for sale related to the coinsurance transaction with PAR U, an affiliate (See
Note 13). The assets transferred included $1,009 million of consideration for the initial premium due under the coinsurance agreement with this affiliate and $45 million to Prudential Insurance, the Company's parent company, to settle tax expenses arising from this coinsurance transaction.

                         Pruco Life Insurance Company

                  Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, is a wholly owned subsidiary of The Prudential Insurance Company of America, or "Prudential Insurance," which in turn is an indirect wholly owned subsidiary of Prudential Financial, Inc., or "Prudential Financial." Pruco Life Insurance Company was organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities, primarily through affiliated and unaffiliated distributors, in the District of Columbia, Guam, and in all States except New York.

The Company has three subsidiaries, including one wholly owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, or "PLNJ," and two subsidiaries formed in 2009 for the purpose of holding certain commercial loan investments. Pruco Life Insurance Company and its subsidiaries are together referred to as the Company and all financial information is shown on a consolidated basis.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.

Acquisition of The Hartford's Individual Life Insurance Business

On January 2, 2013, Prudential Insurance acquired the individual life insurance business of The Hartford Financial Services Group, Inc. ("The Hartford") through a reinsurance transaction. Under the agreement, Prudential Insurance paid The Hartford cash consideration of $615 million, primarily in the form of a ceding commission to provide reinsurance for approximately 700,000 life insurance policies with net retained face amount in force of approximately $141 billion. This acquisition increases our scale in the U.S. individual life insurance market, particularly universal life products, and provides complimentary distribution opportunities through expanded wirehouse and bank distribution channels.

In connection with this transaction, Prudential Insurance retroceded to the Company, the portion of the assumed business that is classified as guaranteed universal life insurance ("GUL") with account values of approximately $4 billion as of January 2, 2013. The Company has reinsured more than 79,000 GUL policies with a net retained face amount in force of approximately $30 billion. The Company then retroceded all of the GUL policies to an affiliated captive reinsurance company. Collectively, these transactions do not have a material impact on equity, as determined in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), or the statutory capital and surplus of the Company.

Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with U.S. GAAP. Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are carried at amortized cost and classified as "held-to-maturity." The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), future policy benefits, and policyholder account balances that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" ("AOCI").

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

Equity securities, available-for-sale, at fair value, are comprised of common stock, and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, DSI, future policy benefits, and policyholder account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

Commercial mortgage and other loans consist of commercial mortgage loans, agricultural loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, or as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as "Net investment income;" however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See "Derivative Financial Instruments" below for additional information regarding the accounting for derivatives.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including deferred policy acquisition costs, DSI, certain future policy benefits, policyholder account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Deferred Policy Acquisition Costs

Costs that vary with and that are directly related to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily include commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the authoritative guidance adopted effective January 1, 2012, regarding which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Deferred policy acquisition costs related to interest sensitive and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts (at least 30 years) in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive the future equity return assumptions.

However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in "Amortization of deferred policy acquisition costs" in the period such total gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Deferred Sales Inducements

The Company offered various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances." Deferred sales inducements, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 7 for additional information regarding sales inducements.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short term investments and derivative instruments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholders' account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company's consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees."

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Other Assets and Other Liabilities

Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, reinsurance payables, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Reinsurance recoverables

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.

Future Policy Benefits

The Company's liability for future policy benefits is comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 7. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality, and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on the Company's experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.

Policyholders' Account Balances

The Company's liability for policyholders' account balances primarily represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the general accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the general account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than interest-sensitive and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance inforce. Benefits are recorded as an expense when they are incurred. Benefits and expenses for these products also include amortization of DAC. A liability for future policy benefits is recorded when premiums are recognized using the net premium method.

Revenues for variable deferred annuity contracts consist of charges against contractholder account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefits and expenses for these products also include amortization of DAC and DSI. Benefit reserves for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Benefit reserves for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on applicable actuarial standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities." Assumed interest rates ranged from 0.00% to 14.75% at December 31, 2013, and from 1.00% to 14.75% at December 31, 2012.

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products also include amortization of DAC. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities."

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount, and certain individual life contracts provide no lapse guarantees. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 7.

Amounts received as payment for interest-sensitive or variable contracts are reported as deposits to "Policyholders' account balances" and/or "Separate account liabilities." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC and DSI.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies.

Asset Administration Fees

The Company receives asset administration fee income from contractholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note
13). In addition, the Company receives fees from contractholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables" or "Other liabilities," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the reinsurance recoverables that are carried at fair value and included in "Reinsurance recoverables," and changes in "Realized investment gains (losses), net." In the third quarter of 2011, the Company amended its reinsurance agreement resulting in a recapture of a portion of this business (See Note 13) effective July 1, 2011. Pursuant to the recapture amendment, the settlement of the recapture premium occurred subsequent to the effective date of the recapture. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within UPARC. This settlement feature was accounted for as a derivative.

Concurrent with the recapture discussed above, the Company entered into a new coinsurance agreement with an affiliate, PAR U effective July 1, 2011. The settlement of the initial coinsurance premium also occurred subsequent to the effective date of the coinsurance agreement and contains a settlement provision similar to the recapture premium, discussed above. The adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The settlement feature of this agreement was accounted for as a derivative (See Note 13 for additional information about this agreement).

In the third quarter of 2012, the Company's wholly owned subsidiary, PLNJ, entered a new coinsurance agreement with an affiliate, PAR U effective July 1, 2012. The settlement of the initial coinsurance premium occurred subsequent to the effective date of the coinsurance agreement. As a result, the settlement was treated as if settled on the effective date and adjusted for the time elapsed between the effective date and the settlement date. This adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from an asset portfolio within PLNJ. The settlement feature of this agreement was accounted for as a derivative (See Note 13 for additional information about this agreement).

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


In the third quarter of 2013, the Company further amended its reinsurance agreement with UPARC resulting in the recapture of a portion of this business (See Note 13 for additional information about this agreement) effective July 1, 2013. Pursuant to the recapture amendment, the settlement of the recapture premium occurred subsequent to the effective date of the recapture. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between the effective date and the settlement date. This adjustment was equal to the interest earned from the effective date through the settlement date related to fixed maturity securities and commercial mortgages held by UPARC. This settlement feature was accounted for as a derivative.

Concurrent with the recapture discussed above, the Company, excluding its subsidiaries, amended its coinsurance agreement with PAR U effective July 1, 2013. The settlement of the initial coinsurance premium also occurred subsequent to the effective date and the amendment contains a settlement provision similar to the recapture premium discussed above. The adjustment to the coinsurance premium was equal to the interest earned from the effective date through the settlement date related to fixed maturity securities and commercial mortgages from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The settlement feature of this agreement was accounted for as a derivative (See Note 13 for additional information about this agreement).

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company's tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company's income statement. Deferred tax liabilities generally represent tax expense recognized in the Company's financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company's tax return but have not yet been recognized in the Company's financial statements.

The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company's deferred tax assets and establish a valuation allowance if necessary to reduce the Company's deferred tax assets to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company may consider many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.

See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements

In December 2013, the Financial Accounting Standards Board ("FASB") issued updated guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. This new guidance is effective for all current and future reporting periods and did not have a significant effect on the Company's consolidated financial position, results of operations, or financial statement disclosures.

In July 2013, the FASB issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate ("LIBOR"). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 and should be applied prospectively. Adoption of the guidance did not have a significant effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. The disclosures required by this guidance are included in Note 3.

In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for interim or annual reporting periods beginning on or after January 1, 2013, and should be applied retrospectively for all comparative periods presented. The disclosures required by this guidance are included in Note 11.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The impact of the retrospective adoption of this guidance on previously reported December 31, 2011 and December 31, 2010 balances was a reduction in "Deferred policy acquisition costs" of $672 million and $684 million, an increase in "Policyholders' Account Balances" of $3 million and $3 million, and a reduction in "Total equity" of $469 million and $446 million, respectively. As of December 31, 2011, "Other Liabilities" increased $48 million and "Reinsurance Recoverables" increased $2 million related to the impact of this guidance on the 2011 coinsurance agreement with PAR U (see Note 13), The impact of the retrospective adoption of this guidance on previously reported income from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 was a decrease of $34 million, $125 million and $53 million, respectively. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred policy acquisition costs," and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements. The Consolidated Financial Statements included herein reflect the adoption of this updated guidance.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

the first interim or annual reporting period beginning after December 15, 2011, and should be applied prospectively. The expanded disclosures required by this guidance are included in Note 10. Adoption of this guidance did not have a significant effect on the Company's consolidated financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance did not have a significant effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

In April 2011, the FASB issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a significant effect on the Company's consolidated financial position, results of operations, or financial statement disclosures.

Future Adoption of New Accounting Pronouncements

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively, with early application permitted. This guidance is not expected to have a significant effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company's consolidated financial position, results of operations, or financial statement disclosures.

3.  INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                             December 31, 2013
                                             ---------------------------------------------------------------------------------
                                                                                                                  Other-than-
                                                                  Gross           Gross                            temporary
                                                Amortized       Unrealized      Unrealized          Fair          Impairments
                                                  Cost            Gains           Losses            Value         in AOCI (3)
                                             ---------------   -------------   -------------   ---------------   -------------
                                                                              (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                    $        89,497   $       5,910   $       1,882   $        93,525   $           -
Obligations of U.S. states and their
 political subdivisions                               83,807           1,518           6,374            78,951               -
Foreign government bonds                              20,357           3,640               -            23,997               -
Public utilities                                     796,747          32,303          29,281           799,769               -
Redeemable preferred stock                               681             126               -               807               -
All other corporate securities                     3,661,419         168,717          89,343         3,740,793           (252)
Asset-backed securities (1)                          216,081           8,687           2,677           222,091         (7,783)
Commercial mortgage-backed securities                510,255          20,316           8,563           522,008               -
Residential mortgage-backed
 securities (2)                                      160,089          10,870           1,499           169,460           (973)
                                             ---------------   -------------   -------------   ---------------   -------------
     Total fixed maturities,
       available-for-sale                    $     5,538,933   $     252,087   $     139,619   $     5,651,401   $     (9,008)
                                             ===============   =============   =============   ===============   =============

Equity securities, available-for-sale
Common Stocks:
   Public utilities                          $           131   $          29   $           -   $           160
   Industrial, miscellaneous & other                       4              12               -                16
   Mutual funds                                           91               3               3                91
Non-redeemable preferred stocks                          341             163               -               504
                                             ---------------   -------------   -------------   ---------------
     Total equity securities,
       available-for-sale                    $           567   $         207   $           3   $           771
                                             ===============   =============   =============   ===============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $14 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                                                                           December 31, 2012
                                           ---------------------------------------------------------------------------------
                                                                                                                Other-than-
                                                                Gross           Gross                            temporary
                                              Amortized       Unrealized      Unrealized         Fair           Impairments
                                                Cost            Gains           Losses           Value          in AOCI (3)
                                           ---------------   -------------   ------------   ---------------   --------------
                                                                             (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                  $       172,541   $      15,088   $         10   $       187,619   $            -
Obligations of U.S. states and their
 political subdivisions                             79,166           6,516            485            85,197                -
Foreign government bonds                            21,709           5,802              -            27,511                -
Public utilities                                   620,654          68,512          1,334           687,832                -
Redeemable preferred stock                           6,400             360              -             6,760                -
Corporate securities                             3,601,052         309,470          6,480         3,904,042             (344)
Asset-backed securities (1)                        360,258          19,362          6,146           373,474          (21,330)
Commercial mortgage-backed securities              446,558          42,932             69           489,421                -
Residential mortgage-backed
 securities (2)                                    353,917          20,228            236           373,909           (1,095)
                                           ---------------   -------------   ------------   ---------------   --------------
     Total fixed maturities,
       available-for-sale                  $     5,662,255   $     488,270   $     14,760   $     6,135,765   $     (22,769)
                                           ===============   =============   ============   ===============   ==============

Equity securities, available-for-sale
Common Stocks:
   Public utilities                        $             -   $           -   $          -   $             -
   Industrial, miscellaneous & other (4)             1,566           1,118              -             2,684
   Mutual funds (4)                                    157               6              9               154
Non-redeemable preferred stocks                      1,396              93              -             1,489
                                           ---------------   -------------   ------------   ---------------
     Total equity securities,
       available-for-sale                  $         3,119   $       1,217   $          9   $         4,327
                                           ===============   =============   ============   ===============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $22 million of net unrealized gains or losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(4)Prior period has been reclassified to conform to the current period presentation.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2013, are as follows:

                                              Available-for-Sale
                                        -------------------------------
                                        Amortized Cost    Fair Value
                                        --------------- ---------------
                                                (in thousands)
Due in one year or less                 $       264,190 $       268,309
Due after one year through five years         1,110,508       1,200,139
Due after five years through ten years        1,422,256       1,463,339
Due after ten years                           1,855,554       1,806,055
Asset-backed securities                         216,081         222,091
Commercial mortgage-backed securities           510,255         522,008
Residential mortgage-backed securities          160,089         169,460
                                        --------------- ---------------
  Total                                 $     5,538,933 $     5,651,401
                                        =============== ===============

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The following table depicts the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                              2013           2012           2011
                                         -------------  -------------  -------------
                                                        (in thousands)
Fixed maturities, available-for-sale
 Proceeds from sales                     $     816,125  $     116,493  $     218,200
 Proceeds from maturities/repayments           760,433        903,272        836,724
 Gross investment gains from sales,
   prepayments and maturities                   60,261         31,720         83,600
 Gross investment losses from sales and
   maturities                                  (22,380)        (1,171)          (411)

Equity securities, available-for-sale
 Proceeds from sales                     $      13,603  $       9,862  $       6,397
 Proceeds from maturities/repayments                 3              -          3,958
 Gross investment gains from sales               1,337          1,027          3,857
 Gross investment losses from sales               (791)          (529)             0

Fixed maturity and equity security
 impairments
 Net writedowns for
   other-than-temporary impairment
   losses on fixed maturities
   recognized in earnings (1)            $      (4,441) $      (6,236) $      (8,969)
 Writedowns for impairments on equity
   securities                                      (67)        (2,168)        (2,255)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in "Other comprehensive income (loss)" ("OCI"). For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

                                                              Year Ended      Year Ended
                                                             December 31,    December 31,
                                                                 2013            2012
                                                             -----------------------------
                                                                    (in thousands)
Balance, beginning of period                                     $ 27,702     $    31,507
Credit loss impairments previously recognized on securities
 which matured, paid down, prepaid or were sold during the
 period                                                           (14,330)         (4,126)
Credit loss impairments previously recognized on securities
 impaired to fair value during the period                               -          (3,240)
Credit loss impairment recognized in the current period on
 securities not previously impaired                                    31              15
Additional credit loss impairments recognized in the
 current period on securities previously impaired                     798           2,266
Increases due to the passage of time on previously recorded
 credit losses                                                        915           2,430
Accretion of credit loss impairments previously recognized
 due to an increase in cash flows expected to be collected           (456)         (1,150)
                                                             ------------    ------------
Balance, end of period                                           $ 14,660     $    27,702
                                                             ============    ============

Trading Account Assets

The following table sets forth the composition of "Trading account assets" as of the dates indicated:

                                   December 31, 2013           December 31, 2012
                              --------------------------- ---------------------------
                                Amortized       Fair        Amortized       Fair
                                  Cost          Value         Cost          Value
                              ------------- ------------- ------------- -------------
                                                  (in thousands)
Fixed maturities              $      14,118 $      16,162 $       7,647 $       8,099
Equity securities (1)                 1,388         2,730         3,083         3,277
                              ------------- ------------- ------------- -------------
Total trading account assets  $      15,506 $      18,892 $      10,730 $      11,376
                              ============= ============= ============= =============

(1)Included in equity securities are perpetual preferred stock securities that have characteristics of both debt and equity securities.

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was $2.7 million, ($0.5) million and ($0.5) million during the years ended December 31, 2013, 2012, and 2011, respectively.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                 December 31, 2013                 December 31, 2012
                                         --------------------------------- --------------------------------
                                              Amount           % of             Amount                % of
                                          (in thousands)       Total        (in thousands)            Total
                                         ----------------   -----------    ----------------        -----------
Commercial mortgage and other loans by
 property type:
Retail                                   $        467,059          30.5%   $        461,939               31.4%
Apartments/Multi-Family                           298,365          19.5             239,623               16.3
Industrial                                        272,239          17.7             273,900               18.6
Office                                            195,499          12.8             237,566               16.2
Other                                             102,294           6.6              89,548                6.1
Hospitality                                        90,085           5.9              50,052                3.4
                                         ----------------   -----------    ----------------        -----------
Total commercial mortgage loans                 1,425,541          93.0           1,352,628               92.0
Agricultural property loans                       107,118           7.0             117,377                8.0
                                         ----------------   -----------    ----------------        -----------
Total commercial and agricultural
 mortgage loans by property type                1,532,659         100.0%          1,470,005              100.0%
                                                            ===========                            ===========
Valuation allowance                               (8,904)                           (6,028)
                                         ----------------                  ----------------
Total net commercial and agricultural
 mortgage loans by property type                1,523,755                         1,463,977
                                         ----------------                  ----------------
Other Loans
Uncollateralized loans                              8,410                                 -
                                         ----------------                  ----------------
Total other loans                                   8,410                                 -
                                         ----------------                  ----------------
Total commercial mortgage and other
 loans                                   $      1,532,165                  $      1,463,977
                                         ================                  ================

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States and other countries with the largest concentrations in California (20%), New Jersey (11%), and Texas (10%) at December 31, 2013.

Activity in the allowance for losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                December 31, 2013       December 31, 2012       December 31, 2011
                                                ------------------     ------------------      -------------------
                                                                          (in thousands)
Allowance for losses, beginning of year         $            6,028     $           12,813      $            21,428
Addition to / (release of) allowance of losses               2,876                 (1,551)                  (8,615)
Charge-offs, net of recoveries                                   -                 (5,234)                       -
                                                ------------------     ------------------      -------------------
Allowance for losses, end of year (1)           $            8,904     $            6,028      $            12,813
                                                ==================     ==================      ===================

(1)Agricultural loans represent $0.3 million, $0.4 million and $0.4 million of the ending allowance at December 31, 2013, 2012 and 2011, respectively.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

                                                                              December 31, 2013    December 31, 2012
                                                                             ---------------------------------------
                                                                                         (in thousands)
Allowance for Credit Losses:
Ending balance: individually evaluated for impairment (1)                    $             3,084   $             372
Ending balance: collectively evaluated for impairment (2)                                  5,820               5,656
                                                                             -------------------   -----------------
Total ending balance                                                         $             8,904   $           6,028
                                                                             ===================   =================

Recorded Investment: (3)
Ending balance gross of reserves: individually evaluated for impairment (1)  $             6,392   $           6,415
Ending balance gross of reserves: collectively evaluated for impairment (2)            1,534,677           1,463,590
                                                                             -------------------   -----------------
Total ending balance, gross of reserves                                      $         1,541,069   $       1,470,005
                                                                             ===================   =================

(1)There were no agricultural or uncollateralized loans individually evaluated for impairments at December 31, 2013 and 2012.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $107 million and $117 million and a related allowance of $0.3 million and $0.4 million at December 31, 2013 and 2012, respectively. Uncollateralized loans collectively evaluated for impairment had a recorded investment of $8 million and $0 million at December 31, 2013 and 2012, respectively, and no related allowance for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. Impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and the related allowance for losses, as of both December 31, 2013 and 2012, had a recorded investment and unpaid principal balance of $6.4 million and related

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

allowance of $3.1 million and $0.4 million, respectively, primarily related to other property types. At both December 31, 2013 and 2012, the Company held no impaired agricultural or uncollateralized loans. Net investment income recognized on these loans totaled $0 million and $0.5 million for the years ended December 31, 2013 and 2012, respectively.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The Company had no such loans at December 31, 2013 and 2012. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2 loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2013 and 2012, 97% of the $1.5 billion recorded investment and 96% of the $1.5 billion recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of both December 31, 2013 and 2012, 96% of the recorded investment had a debt service coverage ratio of 1.0X or greater. As of December 31, 2013 and 2012, approximately 4% or $61 million and 4% or $59 million, respectively, of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural or uncollateralized loans.

As of both December 31, 2013 and 2012, $1.4 billion of commercial mortgage and other loans were in current status and $6.4 million were classified as past due, primarily related to other property types. As of both December 31, 2013 and 2012, $6.4 million of commercial mortgage and other loans, were in non-accrual status based upon the recorded investment gross of allowance for credit losses, primarily related to other property types. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

For the periods ended December 31, 2013 and 2012, there were no commercial mortgage and other loans sold or acquired.

The Company's commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2013 and 2012, the Company had no significant commitments to fund to borrowers that have been involved in troubled debt restructuring. For the years ended December 31, 2013 and 2012, there were no adjusted pre-modification outstanding recorded investments or post-modification outstanding recorded investments. No payment defaults on commercial mortgage and other loans were modified as a troubled debt restructuring within the 12 months preceding the respective period. See
Note 2 for additional information related to the accounting for troubled debt restructurings.

Other Long-Term Investments

The following table sets forth the composition of "Other long-term investments" at December 31 for the years indicated:

                                                  2013               2012
                                           ------------------ ------------------
                                                      (in thousands)
Company's investment in Separate accounts  $           29,739 $           28,584
Joint ventures and limited partnerships               196,538            136,977
Derivatives                                               427            118,928
                                           ------------------ ------------------
Total other long-term investments          $          226,704 $          284,489
                                           ================== ==================

Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

                                                 2013          2012          2011
                                             ------------- ------------- -------------
                                                          (in thousands)
Fixed maturities, available-for-sale         $     278,747 $     270,790 $     300,850
Equity securities, available-for-sale                    1            52           227
Trading account assets                                 657           981         1,582
Commercial mortgage and other loans                 84,006        84,232        81,282
Policy loans                                        59,287        58,007        56,716
Short-term investments and cash equivalents            654         1,003         1,052
Other long-term investments                         15,023        21,224        16,421
                                             ------------- ------------- -------------
Gross investment income                            438,375       436,289       458,130
Less: investment expenses                         (19,364)      (18,779)      (18,180)
                                             ------------- ------------- -------------
  Net investment income                      $     419,011 $     417,510 $     439,950
                                             ============= ============= =============

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


There were no non-income producing assets included in fixed maturities as of December 31, 2013. Non-income producing assets represent investments that have not produced income for the preceding twelve months.

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                2013           2012           2011
                                            -------------------------------------------
                                                          (in thousands)
Fixed maturities                            $      33,440 $       24,314 $       74,220
Equity securities                                     480        (1,670)          1,602
Commercial mortgage and other loans                 5,494          7,307          8,615
Joint ventures and limited partnerships              (83)              -          (265)
Derivatives                                      (52,799)      (186,425)        177,855
Other                                                  18             27             56
                                            ------------- -------------- --------------
  Realized investment gains (losses), net   $    (13,450) $    (156,447) $      262,083
                                            ============= ============== ==============

Accumulated Other Comprehensive Income (Loss)

The balance of and changes in each component of "Accumulated other comprehensive income (loss)" for the years ended December 31, are as follows:

                                                                  Accumulated Other Comprehensive Income (Loss)
                                                               ---------------------------------------------------
                                                                                                 Total Accumulated
                                                               Foreign Currency  Net Unrealized        Other
                                                                 Translation    Investment Gains   Comprehensive
                                                                  Adjustment      (Losses) (1)     Income (Loss)
                                                               ---------------- ---------------- -----------------
                                                                                 (in thousands)
Balance, December 31, 2010                                      $          249    $    182,850     $    183,099
Change in component during period (2)                                    (116)          30,645           30,529
                                                                --------------    ------------     ------------
Balance, December 31, 2011                                      $          133    $    213,495     $    213,628
Change in component during period (2)                                      124          53,709           53,833
                                                                --------------    ------------     ------------
Balance, December 31, 2012                                      $          257    $    267,204     $    267,461
Change in other comprehensive income before reclassifications              224       (290,636)        (290,412)
Amounts reclassified from AOCI                                               -        (33,920)         (33,920)
Income tax benefit (expense)                                              (78)         113,595          113,517
                                                                --------------    ------------     ------------
Balance, December 31, 2013                                      $          403    $     56,243     $     56,646
                                                                ==============    ============     ============

(1)Includes cash flow hedges of ($5) million, $0 million and $3 million as of December 31, 2013, 2012 and 2011, respectively.
(2)Net of taxes.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

                                                                  Year Ended        Year Ended        Year Ended
                                                               December 31, 2013 December 31, 2012 December 31, 2011
                                                               ----------------- ----------------- -----------------
                                                                                  (in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
 Cash flow hedges--Currency/Interest rate (3)                    $        329      $      1,754      $      (108)
                                                                 ------------      ------------      ------------
 Net unrealized investment gains (losses) on
   available-for-sale securities (4)                                   33,591            20,890            75,930
                                                                 ------------      ------------      ------------
   Total net unrealized investment gains (losses)                      33,920            22,644            75,822
                                                                 ------------      ------------      ------------
    Total reclassifications for the period                       $     33,920      $     22,644      $     75,822
                                                                 ============      ============      ============

(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 11 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders' account balances.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as "available-for-sale" and certain other long-term investments and other assets are included in the Company's Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                           Accumulated
                                                                                                              Other
                                                                                                          Comprehensive
                                                             Deferred     Future Policy                   Income (Loss)
                                                              Policy      Benefits and      Deferred      Related To Net
                                           Net Unrealized   Acquisition   Policy Holder    Income Tax       Unrealized
                                           Gains (Losses)    Costs and       Account       (Liability)      Investment
                                           on Investments   Other Costs    Balances(2)       Benefit      Gains (Losses)
                                           --------------   -----------   -------------   ------------    --------------
                                                                           (in thousands)
Balance, December 31, 2010                 $     (24,704)   $   13,813    $     (7,103)   $      6,271      $    (11,723)
Net investment gains (losses) on
 investments arising during the period            (3,779)            -               -           1,322            (2,457)
Reclassification adjustment for (gains)
 losses included in net income                     9,623             -               -          (3,369)            6,254
Reclassification adjustment for OTTI
 losses excluded from net income(1)                  212             -               -             (75)              137
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                     -        (3,626)              -           1,268            (2,358)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                              -             -           4,167          (1,459)            2,708
                                           --------------   -----------   -------------   ------------    --------------
Balance, December 31, 2011                 $     (18,648)   $   10,187    $     (2,936)   $      3,958      $     (7,439)
                                           --------------   -----------   -------------   ------------    --------------
Net investment gains (losses) on
 investments arising during the period            11,444             -               -          (4,005)            7,439
Reclassification adjustment for (gains)
 losses included in net income                     6,755             -               -          (2,364)            4,391
Reclassification adjustment for OTTI
 losses excluded from net income(1)                 (169)            -               -              59              (110)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                     -        (9,892)              -           3,462            (6,430)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                              -             -           3,499          (1,225)            2,274
                                           --------------   -----------   -------------   ------------    --------------
Balance, December 31, 2012                 $        (618)   $      295    $        563    $       (115)     $        125
                                           --------------   -----------   -------------   ------------    --------------
Net investment gains (losses) on
 investments arising during the period             1,053             -               -            (369)              684
Reclassification adjustment for (gains)
 losses included in net income                     4,114             -               -          (1,440)            2,674
Reclassification adjustment for OTTI
 losses excluded from net income(1)                  (51)            -               -              18               (33)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                     -        (3,619)              -           1,266            (2,353)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                              -             -           1,256            (439)              817
                                           --------------   -----------   -------------   ------------    --------------
Balance, December 31, 2013                 $       4,498    $   (3,324)   $      1,819    $     (1,079)     $      1,914
                                           ==============   ===========   =============   ============    ==============

(1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(2)Balances are net of reinsurance.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                                   Accumulated
                                                                                                                      Other
                                                                                                                  Comprehensive
                                                                Deferred       Future Policy                      Income (Loss)
                                           Net Unrealized        Policy        Benefits and       Deferred        Related To Net
                                           Gains (Losses)      Acquisition     Policy Holder     Income Tax         Unrealized
                                                 on             Costs and         Account        (Liability)        Investment
                                           Investments(1)      Other Costs      Balances(3)        Benefit        Gains (Losses)
                                           --------------    --------------    -------------    -------------    ---------------
                                                                               (in thousands)
Balance, December 31, 2010                 $      400,404    $     (194,158)   $      92,690    $    (104,367)   $       194,569
Net investment gains (losses) on
 investments arising during the period            128,890                 -                -          (45,090)            83,800
Reclassification adjustment for (gains)
 losses included in net income                    (85,445)                -                -           29,905            (55,540)
Reclassification adjustment for OTTI
 losses excluded from net income(2)                  (212)                -                -               73               (139)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                      -            14,638                -           (5,124)             9,514
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                               -                 -          (17,345)           6,070            (11,275)
                                           --------------    --------------    -------------    -------------    ---------------
Balance, December 31, 2011                 $      443,637    $     (179,520)   $      75,345    $    (118,533)   $       220,929
                                           --------------    --------------    -------------    -------------    ---------------
Net investment gains (losses) on
 investments arising during the period             90,693                 -                -          (31,738)            58,955
Reclassification adjustment for (gains)
 losses included in net income                    (29,399)                -                -           10,290            (19,109)
Reclassification adjustment for OTTI
 losses excluded from net income(2)                   169                 -                -              (59)               110
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                      -           (40,688)               -           14,065            (26,623)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                               -                 -           50,488          (17,671)            32,817
                                           --------------    --------------    -------------    -------------    ---------------
Balance, December 31, 2012                 $      505,100    $     (220,208)   $     125,833    $    (143,646)   $       267,079
                                           --------------    --------------    -------------    -------------    ---------------
Net investment gains (losses) on
 investments arising during the period           (343,964)                -                -          120,388           (223,576)
Reclassification adjustment for (gains)
 losses included in net income                    (38,034)                -                -           13,312            (24,722)
Reclassification adjustment for OTTI
 losses excluded from net income(2)                    51                 -                -              (18)                33
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                      -           177,178                -          (62,012)           115,166
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                               -                 -         (122,540)          42,889            (79,651)
                                           --------------    --------------    -------------    -------------    ---------------
Balance, December 31, 2013                 $      123,153    $      (43,030)   $       3,293    $     (29,087)   $        54,329
                                           ==============    ==============    =============    =============    ===============

(1)Includes cash flow hedges. See Note 11 for information on cash flow hedges.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(3)Balances are net of reinsurance.

The table below presents net unrealized gains (losses) on investments by asset class at December 31:

                                                                          2013           2012           2011
                                                                     -------------- -------------- --------------

                                                                                    (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized  $        4,498 $        (618) $     (18,648)
Fixed maturity securities, available-for-sale--all other                    107,970        474,128        411,366
Equity securities, available-for-sale                                           204          1,208        (1,359)
Derivatives designated as cash flow hedges(1)                               (4,701)            147          2,523
Other investments                                                            19,680         29,617         31,107
                                                                     -------------- -------------- --------------
Net unrealized gains (losses) on investments                         $      127,651 $      504,482 $      424,989
                                                                     ============== ============== ==============

(1)See Note 11 for more information on cash flow hedges.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, as of the dates indicated:

                                                                     December 31, 2013
                                          -----------------------------------------------------------------------
                                          Less than twelve months  Twelve months or more           Total
                                          ----------------------- ----------------------- -----------------------
                                                         Gross                   Gross                   Gross
                                                       Unrealized              Unrealized              Unrealized
                                           Fair Value   Losses     Fair Value   Losses     Fair Value   Losses
                                          ----------- ----------- ----------- ----------- ----------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and
 obligations of
 U.S. government authorities and
   agencies                               $    24,123 $    1,882  $        -  $        -  $    24,123 $    1,882
Obligations of U.S. states and their
 political subdivisions                        51,216      5,904       2,496         470       53,712      6,374
Foreign government bonds                            -          -           -           -            -          -
Corporate securities                        1,596,468    101,780      97,731      16,844    1,694,199    118,624
Asset-backed securities                        93,021      1,418      11,782       1,259      104,803      2,677
Commercial mortgage-backed securities         116,371      6,706      19,605       1,857      135,976      8,563
Residential mortgage-backed securities         42,121      1,472       3,225          27       45,346      1,499
                                          ----------- ----------  ----------  ----------  ----------- ----------
   Total                                  $ 1,923,320 $  119,162  $  134,839  $   20,457  $ 2,058,159 $  139,619
                                          =========== ==========  ==========  ==========  =========== ==========

Equity securities, available-for-sale     $        44 $        3  $        -  $        -  $        44 $        3
                                          =========== ==========  ==========  ==========  =========== ==========

                                                                     December 31, 2012
                                          -----------------------------------------------------------------------
                                          Less than twelve months  Twelve months or more           Total
                                          ----------------------- ----------------------- -----------------------
                                                         Gross                   Gross                   Gross
                                                      Unrealized              Unrealized              Unrealized
                                          Fair Value    Losses    Fair Value    Losses    Fair Value    Losses
                                          ----------- ----------- ----------- ----------- ----------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and
 obligations of
 U.S. government authorities and
   agencies                               $     4,338 $       10  $        -  $        -  $     4,338 $       10
Obligations of U.S. states and their
 political subdivisions                        21,128        485           -           -       21,128        485
Foreign government bonds                            -          -           -           -            -          -
Corporate securities                          290,127      7,070      18,221         744      308,348      7,814
Asset-backed securities                        44,821         76      24,997       6,070       69,818      6,146
Commercial mortgage-backed securities          12,549         60         521           9       13,070         69
Residential mortgage-backed securities         20,276        164       4,347          72       24,623        236
                                          ----------- ----------  ----------  ----------  ----------- ----------
   Total                                  $   393,239 $    7,865  $   48,086  $    6,895  $   441,325 $   14,760
                                          =========== ==========  ==========  ==========  =========== ==========

Equity securities, available-for-sale     $        54 $        9  $        -  $        -  $        54 $        9
                                          =========== ==========  ==========  ==========  =========== ==========

The gross unrealized losses, related to fixed maturities at December 31, 2013 and 2012 are composed of $136 million and $9 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $4 million and $6 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2013, $5 million of the gross unrealized losses represented declines in value of greater than 20%, all of which had been in that position for less than six months, as compared to $6 million at December 31, 2012 that represented declines in value of greater than 20%, $0 million of which had been in that position for less than six months. At December 31, 2013, the $20 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities and the consumer non-cyclical, utility, and basic industry sectors of the Company's corporate securities. At December 31, 2012, the $7 million of gross unrealized losses of twelve months or more were concentrated in asset-backed securities and the consumer cyclical and consumer non-cyclical sectors of the Company's corporate securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2013 and 2012. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2013, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

At December 31, 2013, none of the gross unrealized losses, related to equity securities, represented declines in value of greater than 20%. At December 31, 2012, less than $1 million of the gross unrealized losses, related to equity securities, represented declines in value of greater than 20%, none of which have been in that position for less than six months. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2013 or 2012.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. At December 31, the carrying value of investments pledged to third parties as reported in the Consolidated Statements of Financial Position included the following:

                                                   2013          2012
                                               ------------- -------------
                                                     (in thousands)
Fixed maturity securities, available for sale  $      81,849 $      46,115
Trading account assets                                     -           187
Equity Securities                                          -             9
                                               ------------- -------------
Total securities pledged                       $      81,849 $      46,311
                                               ============= =============

As of December 31, 2013, the carrying amount of the associated liabilities supported by the pledged collateral was $85 million. Of this amount, $85 million was "Cash collateral for loaned securities." There were no "Securities sold under agreements to repurchase." As of December 31, 2012, the carrying amount of the associated liabilities supported by the pledged collateral was $48 million. Of this amount, $48 million was "Cash collateral for loaned securities." There were no "Securities sold under agreements to repurchase."

Fixed maturities of $4 million at both December 31, 2013 and 2012 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.   DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                                                2013              2012              2011
                                                                          ----------------  ----------------  ----------------
                                                                                             (in thousands)
Balance, beginning of year                                                $      3,679,061  $      2,545,600  $      2,693,689
Capitalization of commissions, sales and issue expenses                            822,075         1,171,759         1,096,301
Amortization- Impact of assumption and experience unlocking and true-ups            (9,167)           60,313           (25,242)
Amortization- All other                                                            533,478           (21,345)         (947,961)
Change in unrealized investment gains and losses                                   167,880           (53,651)            9,973
Ceded DAC upon Coinsurance Treaty with PAR U and PURC (See Note 13)               (159,028)          (23,616)         (281,160)
                                                                          ----------------  ----------------  ----------------
Balance, end of year                                                      $      5,034,299  $      3,679,061  $      2,545,600
                                                                          ================  ================  ================

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with PARCC, PAR TERM, PAR U and PURC, reductions for the initial balance transferred to PAR U and PURC at inception of the coinsurance agreements and the pass through of the GUL business related to the acquisition of The Hartford Life company assumed from Prudential Insurance and subsequently retroceded to PAR U as discussed in Note 13.

Capitalization balances related to reinsurance amounted to $285 million, $249 million, and $208 million in 2013, 2012, and 2011, respectively. Amortization balances related to reinsurance amounted to $89 million, $180 million and $70 million in 2013, 2012, and 2011, respectively. Reinsurance impacts to the change in unrealized gains/(losses) resulted in a decrease in the deferred acquisition cost asset of $161 million in 2013 and increased the deferred acquisition cost asset $44 million and $147 million in 2012 and 2011, respectively.

5.  POLICYHOLDERS' LIABILITIES

Future Policy Benefits

Future policy benefits at December 31, are as follows:

                                                      2013                 2012
                                              -------------------- --------------------

                                                           (in thousands)
Life insurance - domestic                     $          5,768,262 $          3,804,994
Life insurance - Taiwan                                  1,151,503            1,109,723
Individual and group annuities                             320,451              338,505
Policy claims and other contract liabilities             (323,547)            1,443,591
                                              -------------------- --------------------
Total future policy benefits                  $          6,916,669 $          6,696,813
                                              ==================== ====================

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and Group annuity liabilities include reserves for annuities that are in payout status.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the aggregate of
(1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 8.25% for setting domestic insurance reserves and 6.18% to 7.43% for setting Taiwan reserves.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of present values range from 0.00% to 14.75%, with approximately 1.78% of the reserves based on an interest rate in excess of 8.00%. The interest rate used in the determination of group annuities reserves is 14.75%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. The interest rates used in the determination of the present values range from 0.39% to 5.01%.

The Company's liability for future policy benefits is also inclusive of liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts. Liabilities for guaranteed benefits accounted for as embedded derivatives are primarily in other contract liabilities. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. See Note 7 for additional information regarding liabilities for guaranteed benefits related to certain nontraditional long-duration contracts.

Policyholders' Account Balances

Policyholders' account balances at December 31, are as follows:

                                               2013                  2012
                                       --------------------- --------------------

                                                     (in thousands)
Interest-sensitive life contracts      $          11,456,129 $          5,327,169
Individual annuities                               1,624,523            1,736,810
Guaranteed interest accounts                         450,738              820,502
Other                                                771,941              672,596
                                       --------------------- --------------------
Total policyholders' account balances  $          14,303,330 $          8,557,077
                                       ===================== ====================

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders' account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.42% to 4.60% for interest-sensitive contracts. Interest crediting rates for individual annuities may range from 0.00% to 9.00% with 0.00% of policyholders' account balances with interest crediting rates in excess of 8.00%. Interest crediting rates for guaranteed interest accounts range from 1.00% to 6.00%. Interest crediting rates range from 0.50% to 8.00% for other. Included in interest-sensitive life contracts at December 31, 2013, are $4.7 billion GUL business assumed from Prudential Insurance in connection with the acquisition of the Hartford life business.

6.  REINSURANCE

The Company participates in reinsurance with its affiliates Prudential of Taiwan, PARCC, UPARC, Pruco Re, PAR TERM, PURC, and PAR U, and its parent company, Prudential Insurance, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. On January 2, 2013, the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance is subsequently retroceded to PAR U. Collectively, reinsurance of this GUL business does not have a material impact on the equity of the Company. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely. The affiliated reinsurance agreements are described further in Note 13.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 13.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 13.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the three years ended December 31, 2013, 2012 and 2011 are as follows:

                                                                      2013         2012         2011
                                                                  ------------ ------------ ------------

                                                                              (in thousands)
Premiums direct and assumed                                       $  1,319,390 $  1,221,990 $  1,127,239
Premiums ceded                                                     (1,262,539)  (1,153,854)  (1,054,452)
                                                                  ------------ ------------ ------------
  Premiums                                                        $     56,851 $     68,136 $     72,787
                                                                  ============ ============ ============

Policy charges and fees direct and assumed                        $  2,401,216 $  2,048,167 $  1,438,273
Policy charges and fees ceded                                        (520,291)    (513,404)    (328,778)
                                                                  ------------ ------------ ------------
  Policy charges and fees                                         $  1,880,925 $  1,534,763 $  1,109,495
                                                                  ============ ============ ============

Policyholders' benefits direct and assumed                        $  1,260,166 $  1,666,650 $  1,445,993
Policyholders' benefits ceded                                      (1,081,242)  (1,313,157)  (1,133,782)
                                                                  ------------ ------------ ------------
  Policyholders' benefits                                         $    178,924 $    353,494 $    312,211
                                                                  ============ ============ ============

Realized capital gains (losses) net, associated with derivatives  $(2,058,885) $   (53,842) $  1,185,096

    Assumed balances are subsequently 100% retroceded to PAR U.

Reinsurance premiums ceded for interest-sensitive life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re. The Company also entered into an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. See Note 13 for additional information on reinsurance agreements with affiliates. These reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance recoverables included in the Company's Consolidated Statements of Financial Position as of December 31, were as follows:

                                               December 31, 2013  December 31, 2012
                                              ------------------- ------------------

                                                          (in thousands)
Domestic life insurance-affiliated            $        12,494,746 $        4,619,282
Domestic individual annuities-affiliated (1)                  642          1,287,660
Domestic life insurance-unaffiliated                        4,832              9,673
Taiwan life insurance-affiliated                        1,157,639          1,115,560
                                              ------------------- ------------------
                                              $        13,657,859 $        7,032,175
                                              =================== ==================

(1)December 31, 2013 excludes $388 million reclassed to other liabilities due to the mark-to-market impact discussed above.

Substantially all reinsurance contracts are with affiliates as of December 31, 2013, 2012 and 2011. These contracts are described further in Note 13.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

                                                          2013                2012                2011
                                                   ------------------- ------------------- -------------------

                                                                         (in thousands)
Direct gross life insurance face amount in force   $       661,834,408 $       612,238,145 $       569,684,855
Assumed gross life insurance face amount in force           44,691,950                   -                   -
Reinsurance ceded                                        (650,340,432)       (557,559,303)       (517,857,797)
                                                   ------------------- ------------------- -------------------
Net life insurance face amount in force            $        56,185,926 $        54,678,842 $        51,827,058
                                                   =================== =================== ===================

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), and/or
(2) the highest contract value on a specified date adjusted for any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits."

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2013 and 2012, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                         December 31, 2013                    December 31, 2012
                                 ----------------------------------   ----------------------------------

                                 In the Event of  At Annuitization/   In the Event of  At Annuitization/
                                      Death       Accumulation (1)         Death       Accumulation (1)
                                 ----------------------------------   ----------------------------------
Variable Annuity Contracts                                   (in thousands)

Return of Net Deposits
Account value                    $     70,025,044       $       N/A   $     55,348,881  $            N/A
Net amount at risk                         46,013               N/A   $        144,758               N/A
Average attained age of
 contractholders                               62               N/A                 61               N/A
Minimum return or contract value
Account value                    $     20,498,033       $81,142,995   $     17,627,105  $     64,710,758
Net amount at risk               $      1,274,286       $ 1,085,030   $      1,937,955  $      2,177,244
Average attained age of
 contractholders                               67                62                 66                61
Average period remaining until
 earliest expected annuitization              N/A        0.09 years                N/A        0.23 years

(1)Includes income and withdrawal benefits as described herein

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                              December 31, 2013    December 31, 2012
                                            ------------------- ---------------------

                                                      In the Event of Death
                                            -----------------------------------------
                                                         (in thousands)
Variable Life, Variable Universal Life and
Universal Life Contracts
No Lapse Guarantees
Separate account value                      $         2,958,551 $           2,686,820
General account value                       $         3,922,205 $           2,922,481
Net amount at risk                          $        80,432,427 $          66,004,950
Average attained age of contractholders                53 years              52 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                       December 31, 2013    December 31, 2012
                    -------------------- --------------------

                                 (in thousands)
Equity funds                 $55,455,438          $42,765,421
Bond funds                    29,937,112           24,280,753
Money market funds             3,301,910            3,618,360
                    -------------------- --------------------
Total                        $88,694,460          $70,664,534
                    ==================== ====================

In addition to the above mentioned amounts invested in separate account investment options, $1.829 billion and $2.311 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature, were invested in general account investment options in 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

Liabilities for Guaranteed Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB"), and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are accounted for as bifurcated embedded derivatives and are recorded at fair value within "Future policy benefits". Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." See Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

                                                                                    GMWB/GMIWB/
                                                   GMDB                     GMIB       GMAB         Total
                                    -----------------------------------   ---------------------- ------------
                                    Variable Annuity   Variable Life,        Variable Annuity
                                                     Variable Universal
                                                      Life & Universal
                                                            Life

                                                                 (in thousands)
Balance as of December 31, 2010            $  48,829         $  161,107   $  26,718 $  (452,823) $  (216,169)
Incurred guarantee benefits (1)               87,111             66,082       7,120    1,365,810    1,526,123
Paid guarantee benefits                     (38,305)            (2,280)       (828)            -     (41,413)
                                    ---------------- ------------------   --------- ------------ ------------

Balance as of December 31, 2011            $  97,635         $  224,909   $  33,010 $    912,987 $  1,268,541
Incurred guarantee benefits (1)              145,022             94,007      21,916      504,903      765,849
Paid guarantee benefits                     (40,590)           (13,929)       (540)            -     (55,059)
                                    ---------------- ------------------   --------- ------------ ------------

Balance as of December 31, 2012            $ 202,067         $  304,987   $  54,386 $  1,417,890 $  1,979,330
Incurred guarantee benefits (1)(2)            28,033            101,484    (30,882)  (1,766,290)  (1,667,655)
Paid guarantee benefits                     (26,306)            (3,090)     (1,148)            -     (30,544)
Other (2)(3)                                   4,060          1,340,869          98            -    1,345,027
                                    ---------------- ------------------   --------- ------------ ------------

Balance as of December 31, 2013            $ 207,854         $1,744,250   $  22,454 $  (348,400) $  1,626,158
                                    ================ ==================   ========= ============ ============

(1) Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as embedded derivatives.
(2) Incurred benefits include GMDB liabilities assumed related to the Hartford GUL business, which was subsequently 100% retroceded to PAR Universal.
(3) Includes $1.5 billion related to the initial GMDB liability assumed related to the Hartford business, which was subsequently 100% retroceded to PAR Universal.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess death benefits. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess income benefits. The portion of assessments used is calculated at each valuation date such that, the present value of excess benefits and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs the Company no longer offers) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

Sales Inducements

The Company generally defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offered various types of sales inducements, including: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                                      2013                   2012                   2011
                                                             --------------------------------------------------------------------

                                                                                        (in thousands)

Balance, beginning of year                                   $              787,891 $              542,742 $              537,943
Capitalization                                                               20,871                198,955                289,642
Amortization-Impact of assumption and experience unlocking
 and true-ups                                                                14,613                 53,108               (24,919)
Amortization-All other                                                      160,835                (9,985)              (260,964)
Change in unrealized investment gains (losses)                                5,679                  3,071                  1,040
                                                             ---------------------- ---------------------- ----------------------
Balance, end of year                                         $              989,889 $              787,891 $              542,742
                                                             ====================== ====================== ======================

8.  STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) for the Company amounted to $553 million, $591 million, and ($589) million for the years ended December 31, 2013, 2012, and 2011 respectively. Statutory surplus of the Company amounted to $2,387 million and $2,211 million at December 31, 2013 and 2012, respectively.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $656 million in 2014 without prior approval. The Company paid dividends of $423 million in 2013. In 2011 and 2012, there were no dividends nor any returns of capital paid by the Company to the parent company.

9.  INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                          2013               2012              2011
                                                                   ------------------ ------------------ -----------------

                                                                                       (in thousands)
Current tax expense (benefit):
U.S.                                                                $         250,601  $         216,654  $         42,474
                                                                   ------------------ ------------------ -----------------
Total                                                                         250,601            216,654            42,474
                                                                   ------------------ ------------------ -----------------

Deferred tax expense (benefit):
U.S.                                                                          315,819           (35,614)         (263,930)
                                                                   ------------------ ------------------ -----------------
Total                                                                         315,819           (35,614)         (263,930)
                                                                   ------------------ ------------------ -----------------

Total income tax expense on continuing operations                             566,420            181,040         (221,456)
Total income tax expense (benefit) reported in equity related to:
  Other comprehensive income (loss)                                         (113,517)             29,258            16,417
  Additional paid-in capital                                                  (7,574)            (9,540)             1,908
                                                                   ------------------ ------------------ -----------------
Total income tax expense (benefit)                                  $         445,329  $         200,758  $      (203,131)
                                                                   ================== ================== =================

The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                   2013              2012               2011
                                                             -------------------------------------------------------

                                                                                 (in thousands)

Expected federal income tax expense                           $        736,621  $        302,882  $        (123,964)
Non-taxable investment income                                        (149,933)         (108,463)            (81,031)
Tax credits                                                           (20,935)          (14,460)            (15,977)
Other                                                                      667             1,081               (484)
                                                             ----------------- ----------------- -------------------
Total income tax expense (benefit) on continuing operations   $        566,420  $        181,040  $        (221,456)
                                                             ================= ================= ===================

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2012 and current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. In

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

February 2014, the IRS released Revenue Ruling 2014-7, which modified and superseded Revenue Ruling 2007-54, by removing the provisions of Revenue Ruling 2007-54 related to the methodology to be followed in calculating the DRD and obsoleting Revenue Ruling 2007-61. However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income. These activities had no impact on the Company's 2011, 2012 or 2013 results.

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                               2013                  2012
                                       -------------------------------------------
                                                     (in thousands)
Deferred tax assets
  Insurance reserves                    $          1,551,346  $          1,436,802
  Investments                                         82,821                     -
  Other                                                    -                   824
                                       --------------------- ---------------------
  Deferred tax assets                   $          1,634,167  $          1,437,626
                                       --------------------- ---------------------

Deferred tax liabilities
  Deferred policy acquisition costs     $          1,412,944  $            960,414
  Deferred sales inducements                         346,461               275,762
  Net unrealized gains on securities                  46,247               176,441
  Investments                                              -                 2,315
  Other                                                1,232                     -
                                       --------------------- ---------------------
  Deferred tax liabilities                         1,806,884             1,414,932
                                       --------------------- ---------------------
Net deferred tax asset (liability)      $          (172,717)  $             22,694
                                       ===================== =====================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2013, and 2012.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $2,104.6 million, $865.4 million and ($354.2) million, and no income from foreign operations for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.

The Company's unrecognized tax benefits for the years ended December 31 are as follows:

                                                                                               2013      2012        2011
                                                                                              ------- ---------- ------------
                                                                                                      (in thousands)

Balance at January 1,                                                                     $         - $      113 $      1,620
Increases in unrecognized tax benefits-prior years                                                  -        464            -
(Decreases) in unrecognized tax benefits-prior years                                                -          -      (1,507)
Increases in unrecognized tax benefits-current year                                                 -          -            -
(Decreases) in unrecognized tax benefits-current year                                               -          -            -
Settlements with taxing authorities                                                                 -      (577)            -
                                                                                              -------------------------------
Balance at December 31,                                                                   $         - $        - $        113
                                                                                              ===============================

Unrecognized tax benefits that, if recognized, would favorably impact the effective rate            -          -            -
                                                                                              ===============================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). In December 31, 2013 and 2012, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties.

 Listed below are the tax years that remain subject to examination by major tax jurisdiction, at December 31, 2013:

                     Major Tax Jurisdiction   Open Tax Years
                    -----------------------  ---------------
                        United States          2004 - 2013

During 2004 through 2006, the Company's parent, Prudential Financial, Inc., entered into two transactions that involved, among other things, the payment of foreign income taxes that were credited against the Company's U.S. tax liability. On May 23, 2011, the IRS issued notices of proposed adjustments disallowing the foreign tax credits claimed and related transaction expenses. The total amount of the proposed adjustments for the transactions was approximately $200 million of tax and penalties. During the fourth quarter of 2011, the Company reached agreement with the IRS on the resolution of the proposed foreign tax credits disallowance. The impact to the 2011 results attributable to the settlement was an increase to tax expense of approximately $93 million. The settlement of the foreign tax credit transactions for 2004 through 2006 marked the conclusion of the IRS audits for those years. As a result, all unrecognized tax positions plus interest relating to tax years prior to 2007 were recognized in 2011. As such, 2011 benefited from a reduction to the liability for unrecognized tax benefits of $70 million, including the impact from the foreign tax credit disallowance.

For tax years 2007 through 2013, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10.  FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include certain cash equivalents, short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                        As of December 31, 2013
                                          -----------------------------------------------------------------------------------

                                              Level 1          Level 2         Level 3        Netting (1)         Total
                                          ---------------- --------------- --------------- ----------------- ----------------

                                                                            (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                 $              - $        93,525 $             - $               - $         93,525
Obligations of U.S. states and their
 political subdivisions                                  -          78,951               -                 -           78,951
Foreign government bonds                                 -          23,997               -                 -           23,997
Corporate securities                                     -       4,523,076          18,293                 -        4,541,369
Asset-backed securities                                  -         141,157          80,934                 -          222,091
Commercial mortgage-backed securities                    -         522,008               -                 -          522,008
Residential mortgage-backed securities                   -         169,460               -                 -          169,460
                                          ---------------- --------------- --------------- ----------------- ----------------
 Sub-total                                               -       5,552,174          99,227                 -        5,651,401
Trading account assets:
Corporate securities                                     -          14,183               -                 -           14,183
Asset-backed securities                                  -           1,978               -                 -            1,978
Commercial mortgage-backed securities                    -               -               -                 -                -
Equity securities                                        -               -           2,731                 -            2,731
                                          ---------------- --------------- --------------- ----------------- ----------------
 Sub-total                                               -          16,161           2,731                 -           18,892
Equity securities, available for sale                  112              90             569                 -              771
Short-term investments                               9,216           6,768              18                 -           16,002
Cash equivalents                                     5,962         199,825               -                 -          205,787
Other long-term investments                              -          73,647           1,168          (73,219)            1,596
Reinsurance recoverables                                 -               -          11,400                 -           11,400
Receivables from parents and affiliates                  -         170,761           4,121                 -          174,882
                                          ---------------- --------------- --------------- ----------------- ----------------
 Sub-total excluding separate account
   assets                                           15,290       6,019,426         119,234          (73,219)        6,080,731

Separate account assets (2)                        973,192      99,149,315         279,842                 -      100,402,349
                                          ---------------- --------------- --------------- ----------------- ----------------
   Total assets                           $        988,482 $   105,168,741 $       399,076 $        (73,219) $    106,483,080
                                          ================ =============== =============== ================= ================
Future policy benefits (4)                $              - $             - $     (348,399) $               - $      (348,399)
Other liabilities (3)                                    -         218,467         388,268          (73,051)          533,684
                                          ---------------- --------------- --------------- ----------------- ----------------
   Total liabilities                      $              - $       218,467 $        39,869 $        (73,051) $        185,285
                                          ================ =============== =============== ================= ================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                     As of December 31, 2012
                                          ------------------------------------------------------------------------------
                                             Level 1        Level 2        Level 3       Netting (1)         Total
                                          -------------- -------------- -------------- --------------- -----------------
                                                                          (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                 $            - $      187,619 $            - $             - $         187,619
Obligations of U.S. states and their
 political subdivisions                                -         85,197              -               -            85,197
Foreign government bonds                               -         27,511              -               -            27,511
Corporate securities                                   -      4,561,653         36,981               -         4,598,634
Asset-backed securities                                -        264,747        108,727               -           373,474
Commercial mortgage-backed securities                  -        489,421              -               -           489,421
Residential mortgage-backed securities                 -        373,909              -               -           373,909
                                          -------------- -------------- -------------- --------------- -----------------
   Sub-total                                           -      5,990,057        145,708               -         6,135,765
Trading account assets:
Asset-backed securities                                -          4,008              -               -             4,008
Commercial mortgage-backed securities                  -          4,091              -               -             4,091
Equity securities                                      -              -          3,277               -             3,277
                                          -------------- -------------- -------------- --------------- -----------------
   Sub-total                                           -          8,099          3,277               -            11,376

Equity securities, available for sale              2,683            155          1,489               -             4,327
Short-term investments                            81,308         31,029              -               -           112,337
Cash equivalents                                  10,305        307,394              -               -           317,699
Other long term investments                            -        187,384            988        (68,689)           119,683
Reinsurance recoverables                               -              -      1,287,157               -         1,287,157
Receivables from parents and affiliates                -        184,128          1,995               -           186,123
                                          -------------- -------------- -------------- --------------- -----------------
   Sub-total excluding separate account
    assets                                        94,296      6,708,246      1,440,614        (68,689)         8,174,467

Separate account assets (2)                      345,437     80,293,584        248,255               -        80,887,276
                                          -------------- -------------- -------------- --------------- -----------------
   Total assets                           $      439,733 $   87,001,830 $    1,688,869 $      (68,689) $      89,061,743
                                          ============== ============== ============== =============== =================
Future policy benefits (4)                $            - $            - $    1,417,891 $             - $       1,417,891
Other liabilities                                      -         68,689              -        (68,689)                 -
                                          -------------- -------------- -------------- --------------- -----------------
   Total liabilities                      $            - $       68,689 $    1,417,891 $      (68,689) $       1,417,891
                                          ============== ============== ============== =============== =================

(1) "Netting" amounts represents swap variation margin of $0.2 million and $0 million as of December 31, 2013 and December 30, 2012, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.
(2) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
(3) Reinsurance of variable annuity living benefit features classified as "Reinsurance Recoverables" at December 31, 2012 were reclassified to "Other Liabilities" - at December 31, 2013 as they were in a net liability position.
(4) For the year ended December 31, 2013, the net embedded derivative asset position of $348 million includes $1,228 million of embedded derivatives in an asset position and $880 million of embedded derivatives in a liability position. For the year ended December 31, 2012, the net embedded derivative liability position of $1,418 million includes $431 million of embedded derivatives in an asset position and $1,849 million of embedded derivatives in a liability position.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information with an internally-developed valuation. As of December 31, 2013 and December 31, 2012, over-rides on a net basis were not material. Pricing service over-rides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. If the fair value is determined using pricing inputs that are observable in the market, the securities have been reflected within Level 2; otherwise a Level 3 classification is used.

Trading Account Assets - Trading account assets consist primarily of asset-backed securities, perpetual preferred stock and commercial mortgage-backed securities whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and below under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk ("NPR"), liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the over-the-counter ("OTC") derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility and other factors.

The Company's cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including overnight indexed swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over LIBOR into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company's fair values to external broker-dealer values. As of December 31, 2013 and December 31, 2012, there were derivatives with the fair value of $0.0 million and $0.2 million, respectively, classified within Level 3, and all other derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and, these investments have primarily been classified within Level 2.

Separate Account Assets - Separate Account Assets include fixed maturity securities, treasuries, equity securities and real estate investments for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities," "Equity Securities" and "Other Long-Term Investments."

Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These guarantees are accounted for as embedded derivatives and are recorded in "Reinsurance Recoverables" or "Other Liabilities" when fair value is in an asset or liability position, respectively. The methods and assumption used to estimate the fair value are consistent with those described below in "Future Policy Benefits." The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.

The Company also has an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (See Note 13). Under this agreement, the Company pays a premium to

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk is accounted for as an embedded derivative which is included in "Reinsurance recoverables". The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that is attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative include capital market assumptions, such as interest rates, estimated non-performance risk of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates. This embedded derivative had a value of $11.4 million and zero at December 31, 2013 and December 31, 2012, respectively, primarily due to NPR. The increase is primarily driven by assumption updates including mortality improvement and a lower lapse risk factor as well as the net impact of changes in interest rates and NPR.

Future Policy Benefits - The liability for future policy benefits primarily includes general account liabilities for the optional living benefit features of the Company's variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company's market-perceived risk of its own non-performance, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders' account values. The Company's discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data, such as available industry studies or market transactions such as acquisitions and reinsurance transactions. These assumptions are generally updated in the third quarter of each year unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Transfers between Levels 1 and 2 - Periodically there are transfers between Level 1 and Level 2 for assets held in the Company's Separate Account. The classification of Separate Account funds may vary dependent on the availability of information to the public. Should a fund's net asset value become publicly observable, the fund would be transferred from Level 2 to Level 1. During the year ended December 31, 2013, $463 million was transferred from Level 2 to Level 1. During the year ended December 31, 2012, $1.9 million was transferred from Level 1 to Level 2. Transfers between levels are generally reported at the values as of the beginning of the period in which the transfers occur. There were no transfers between Level 1 and 2 for the year ended December 31, 2011.

Level 3 Assets and Liabilities by Price Source - The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                             As of December 31, 2013
                                               --------------------------------------------------
                                                Internal (1)       External (2)         Total
                                               --------------    ---------------   --------------
                                                                 (in thousands)
Corporate securities                           $       15,100    $         3,193   $       18,293
Asset-backed securities                                   355             80,579           80,934
Short-term investments                                     18                  -               18
Equity securities                                         569              2,731            3,300
Other long-term investments                                 -              1,168            1,168
Reinsurance recoverables                               11,400                  -           11,400
Receivables from parents and affiliates                     -              4,121            4,121
                                               --------------    ---------------   --------------
  Subtotal excluding separate account assets           27,442             91,792          119,234

Separate account assets                                81,795            198,047          279,842
                                               --------------    ---------------   --------------
  Total assets                                 $      109,237    $       289,839   $      399,076
                                               ==============    ===============   ==============
Future policy benefits                         $     (348,399)   $             -   $     (348,399)
Other liabilities                                     388,268                  -          388,268
                                               --------------    ---------------   --------------
  Total liabilities                            $       39,869    $             -   $       39,869
                                               ==============    ===============   ==============

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                             As of December 31, 2012
                                               ---------------------------------------------------
                                                Internal (1)       External (2)         Total
                                               ---------------   ---------------   ---------------
                                                                 (in thousands)
Corporate securities                           $        31,356   $         5,625   $        36,981
Asset-backed securities                                  5,929           102,798           108,727
Equity securities                                        1,489             3,277             4,766
Other long-term investments                                232               756               988
Reinsurance recoverables                             1,287,157                 -         1,287,157
Receivables from parents and affiliates                      -             1,995             1,995
                                               ---------------   ---------------   ---------------
  Subtotal excluding separate account assets         1,326,163           114,451         1,440,614

Separate account assets                                 77,286           170,969           248,255
                                               ---------------   ---------------   ---------------
  Total assets                                 $     1,403,449   $       285,420   $     1,688,869
                                               ===============   ===============   ===============
Future policy benefits                         $     1,417,891   $             -   $     1,417,891
                                               ---------------   ---------------   ---------------
  Total liabilities                            $     1,417,891   $             -   $     1,417,891
                                               ===============   ===============   ===============

(1) Represents valuations which could incorporate internally-derived and market inputs. See below for additional information related to internally developed valuation for significant items in the above table.
(2) Represents unadjusted prices from independent pricing services and independent non-binding broker quotes where pricing inputs are not readily available.

Quantitative Information Regarding Internally Priced Level 3 Assets and Liabilities - The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities.


                            --------------


                              Fair Value
                            --------------
                            (in thousands)
Assets:

Corporate securities        $       15,100


-------------------------------------------
Reinsurance recoverables    $       11,400
-------------------------------------------
Liabilities:

Future policy benefits (3)  $    (348,399)






-------------------------------------------
Other Liabilities
                                   388,268
-------------------------------------------

                                                          As of December 31, 2013
                            -------------------------------------------------------------------------------------------------
                                                                                                           Impact of Increase in
                                                                                               Weighted   Input on Fair Value
                              Valuation Techniques     Unobservable Inputs   Minimum  Maximum  Average            (1)
                            ----------------------  ------------------------ -------  -------  --------  -----------------------

Assets:

Corporate securities        Discounted cash flow    Discount rate             8.28%   15.00%   10.61%           Decrease
                            Market Comparables      EBITDA Multiples (2)       5.0X     7.0X    5.91X           Increase
                            Liquidation             Liquidation value        11.61%   38.49%   31.83%           Increase
---------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables    See the Reinsurance Recoverable section above for an explanation of the fair value determination.
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits (3)  Discounted cash flow    Lapse rate (4)               0%      11%                    Decrease

                                                    NPR spread (5)            0.08%    1.09%                    Decrease
                                                    Utilization rate (6)        70%      94%                    Increase
                                                    Withdrawal rate (7)         86%     100%                    Increase
                                                    Mortality rate (8)           0%      13%                    Decrease
                                                    Equity Volatility curve     15%      28%                    Increase
---------------------------------------------------------------------------------------------------------------------------------
Other Liabilities           Represents reinsurance of variable annuity living benefits in a liability position.
                            Fair values are determined in the same manner as future policy benefits
---------------------------------------------------------------------------------------------------------------------------------

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                        As of December 31, 2012
                            ----------------------------------------------------------------------------------------------------

                                                                                                                       Weighted
                              Fair Value     Valuation Techniques        Unobservable Inputs     Minimum    Maximum    Average
                            -------------- ----------------------      ------------------------  -------    -------    --------
                            (in thousands)
Assets:

Corporate securities          $   31,356   Discounted cash flow       Discount rate              8.90%      17.50%     10.60%
                                           Cap at call price          Call price                  100%        100%
                                           Liquidation                Liquidation value            98%         98%
---------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables      $1,287,157   Fair values are determined in the same manner as future policy benefits
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits (3)    $1,417,891   Discounted cash flow       Lapse rate (4)                0%         14%

                                                                      NPR spread (5)             0.20%       1.60%
                                                                      Utilization rate (6)         70%         94%
                                                                      Withdrawal rate (7)          85%        100%
                                                                      Mortality rate (8)            0%         13%
                                                                      Equity Volatility curve      19%         34%
---------------------------------------------------------------------------------------------------------------------------------

                            --------------------
                              Impact of Increase in
                             Input on Fair Value
                                     (1)
                            -----------------------

Assets:

Corporate securities               Decrease
                                   Increase
                                   Increase
----------------------------------------------------
Reinsurance recoverables
----------------------------------------------------
Liabilities:

Future policy benefits (3)         Decrease

                                   Decrease
                                   Increase
                                   Increase
                                   Decrease
                                   Increase
----------------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)EBITDA multiples represent multiples of earnings before interest, taxes, depreciation and amortization, and are amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(3)Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company's variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(4)Base lapse rates are adjusted at the contract level based on a comparison of the benefit amount and the policyholder account value and reflect other factors, such as the applicability of any surrender charges. A dynamic lapse adjustment reduces the base lapse rate when the benefit amount is greater than the account value, as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(5)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of individual living benefit contracts in a liability position and generally not to those in a contra-liability position. In determining the NPR spread, the Company reflects the financial strength ratings of the Company and its affiliates as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium.
(6)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. These assumptions vary based on the product type, the age of the contractholder and the age of the contract. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.
(7)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(8)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs - In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities - The rate used to discount future cash flows reflects current risk free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits - The unobservable contractholder behavior inputs related to the liability for the optional living benefit features of the Company's variable annuity contracts included in future policy benefits are generally based on emerging experience, future expectations and other data. While experience for these products is still emerging, the Company expects benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. The dynamic lapse adjustment assumes lower lapses when the benefit amount is greater than the account value, as in-the-money contracts are less likely to lapse. Therefore, to the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, the dynamic lapse function will reduce lapse rates for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, the dynamic lapse function will lower overall lapse rates as contracts become more in-the-money.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Separate Account Assets - In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company's Consolidated Statement of Financial Position. As a result, changes in value associated with these investments do not impact the Company's Consolidated Statement of Operations. In addition, fees earned by the Company related to the management of most separate account assets classified as Level 3 do not change due to changes in the fair value of these investments. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:

Real Estate and Other Invested Assets - Separate account assets include $81.8 million and $77.3 million of investments in real estate as of December 31, 2013 and December 31, 2012, respectively, that are classified as Level 3 and reported at fair value which is determined by the Company's equity in net assets of the entities. Fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 Classification. Key unobservable inputs to real estate valuation include capitalization rates, which ranged from 5.00% to 10.00% (6.82% weighted average) as of December 31, 2013 and 5.50% to 9.50% (7.30% weighted average) as of December 31, 2012 and discount rates which ranged from 6.75% to 11.00% (7.90% weighted average) as of December 31, 2013 and 7.00% to 11.50% (8.30% weighted average) as of December 31, 2012.

Valuation Process for Fair Value Measurements Categorized within Level 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of optional living benefit features of the Company's variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the actuarial valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data, such as available industry studies. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Changes in Level 3 assets and liabilities - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                                      Year Ended December 31, 2013
                                       -------------------------------------------------------------------------------
                                              Fixed Maturities Available For Sale
                                       -------------------------------------------------

                                                                                           Trading
                                                                          Commercial       Account        Equity
                                                            Asset-        Mortgage-         Assets      Securities,
                                         Corporate          Backed          Backed         - Equity      Available
                                         Securities       Securities      Securities      Securities     for Sale
                                       --------------------------------------------------------------------------------
                                                                             (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                  $      36,981    $     108,727    $          -    $     3,277    $     1,489
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                            (1,177)               -               -              -            427
    Asset management fees and other
     income                                        -                -               -            953              -
   Included in other comprehensive
    income (loss)                             (1,641)            (294)             (3)             -             71
 Net investment income                            90              257               -              -              -
 Purchases                                    14,996           33,078          12,524            380             65
 Sales                                        (2,329)              (1)              -         (1,499)        (1,483)
 Issuances                                         -                -               -              -              -
 Settlements                                 (22,446)         (23,098)         (3,434)          (380)             -
 Transfers into Level 3 (2)                      112                -               -              -              -
 Transfers out of Level 3 (2)                 (6,293)         (35,239)         (9,087)             -              -
 Other (4)                                         -           (2,496)              -              -              -
                                       -------------    -------------    ------------    -----------    -----------
Fair Value, end of period
 assets/(liabilities)                  $      18,293    $      80,934    $          -    $     2,731    $       569
                                       =============    =============    ============    ===========    ===========
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (3):
   Included in earnings:
    Realized investment gains
     (losses), net                     $      (1,648)   $           -    $          -    $         -    $         -
    Asset management fees and other
     income                            $           -    $           -    $          -    $       869    $         -

                                       ------------






                                       Short Term
                                       Investments
                                       -------------

Fair Value, beginning of period
 assets/(liabilities)                  $        -
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                              -
    Asset management fees and other
     income                                     -
   Included in other comprehensive
    income (loss)                               -
 Net investment income                          -
 Purchases                                      -
 Sales                                          -
 Issuances                                      -
 Settlements                                    -
 Transfers into Level 3 (2)                    18
 Transfers out of Level 3 (2)                   -
 Other (4)                                      -
                                       ----------
Fair Value, end of period
 assets/(liabilities)                  $       18
                                       ==========
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (3):
   Included in earnings:
    Realized investment gains
     (losses), net                     $        -
    Asset management fees and other
     income                            $        -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                            Year Ended December 31, 2013
                                      --------------------------------------------------------------------------------------

                                       Other Long-       Receivables         Separate
                                          term         from Parents and   Account Assets   Reinsurance     Future Policy
                                       Investments        Affiliates           (1)         Recoverable       Benefits
                                      -------------    ----------------   --------------   ------------   ---------------
                                                                                   (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                 $         988     $       1,995     $     248,255    $          -   $    (1,417,891)
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                             (232)                -             1,966          11,400         2,342,621
    Asset management fees and
     other income                               144                 -                 -               -                 -
    Interest credited to
     policyholders' account
     balances                                     -                 -            18,978               -                 -
   Included in other comprehensive
    income (loss)                                 -               (25)                -               -                 -
 Net investment income                            -                 -                 -               -                 -
 Purchases                                      268             5,147            80,302               -                 -
 Sales                                            -            (3,495)          (69,659)              -                 -
 Issuances                                        -                 -                 -               -          (576,331)
 Settlements                                      -                 -                 -               -                 -
 Transfers into Level 3 (2)                       -                 -                 -               -                 -
 Transfers out of Level 3 (2)                     -            (1,997)                -               -                 -
 Other (4)                                        -             2,496                 -               -                 -
                                      -------------    ----------------   --------------   ------------   ---------------
Fair Value, end of period
 assets/(liabilities)                 $       1,168     $       4,121     $     279,842    $     11,400   $       348,399
                                      =============    ================   ==============   ============   ===============
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (3):
   Included in earnings:
    Realized investment gains
     (losses), net                    $           -     $           -     $           -    $     11,400   $     2,318,266
    Asset management fees and
     other income                     $         122     $           -     $           -    $          -   $             -
    Interest credited to
     policyholders' account
     balances                         $           -     $           -     $      18,978    $          -   $             -

                                      -----------------


                                      Other Liabilities
                                             (5)
                                      -----------------

Fair Value, beginning of period
 assets/(liabilities)                  $    1,287,157
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                         (2,210,096)
    Asset management fees and
     other income                                   -
    Interest credited to
     policyholders' account
     balances                                       -
   Included in other comprehensive
    income (loss)                                   -
 Net investment income                              -
 Purchases                                    534,671
 Sales                                              -
 Issuances                                          -
 Settlements                                        -
 Transfers into Level 3 (2)                         -
 Transfers out of Level 3 (2)                       -
 Other (4)                                          -
                                      -----------------
Fair Value, end of period
 assets/(liabilities)                  $    (388,268)
                                      =================
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (3):
   Included in earnings:
    Realized investment gains
     (losses), net                     $   (2,188,291)
    Asset management fees and
     other income                      $            -
    Interest credited to
     policyholders' account
     balances                          $            -

                                                                    Year Ended December 31, 2012
                                           -------------------------------------------------------------------------------
                                                 Fixed Maturities, Available for Sale
                                           -------------------------------------------------

                                                                                  Commercial  Other Trading     Equity
                                                                                  Mortgage-  Account Assets-  Securities,
                                           U.S. Treasury Corporate   Asset-Backed   Backed       Equity      Available for
                                            Securities   Securities   Securities  Securities   Securities        Sale
                                           ------------- ----------- ------------ ---------- --------------- -------------
                                                                           (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                      $      4,696  $    23,720 $     62,429 $        -  $      3,362   $      2,652
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses),
     net                                              -      (3,454)          687          -             -        (1,423)
    Asset management fees and other
     income                                           -            -            -          -          (35)              -
   Included in other comprehensive
    income (loss)                                     4        4,070        2,840       (65)             -            264
 Net investment income                                -          101          364          3             -              -
 Purchases                                            -        8,714       62,524          -             -              -
 Sales                                                -         (89)            -          -             -              -
 Issuances                                            -            -            -          -             -              -
 Settlements                                          -      (8,656)     (14,566)    (2,496)          (50)              -
 Transfers into Level 3 (2)                           -       23,995        5,702      5,246             -              -
 Transfers out of Level 3 (2)                         -     (16,120)     (11,253)    (2,688)             -            (4)
 Other (4)                                      (4,700)        4,700            -          -             -              -
                                           ------------  ----------- ------------ ----------  ------------   ------------
Fair Value, end of period
 assets/(liabilities)                      $          -  $    36,981 $    108,727 $        -  $      3,277   $      1,489
                                           ============  =========== ============ ==========  ============   ============
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still held at
   the end of the period (3):
   Included in earnings:
    Realized investment gains (losses),
     net                                   $          -  $         - $          - $        -  $          -   $          -
    Asset management fees and other
     income                                $          -  $         - $          - $        -  $       (35)   $          -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                   Year Ended December 31, 2012
                                      -------------------------------------------------------------------------------------

                                      Other Long-                        Receivables         Separate
                                         term          Reinsurance       from Parents     Account Assets     Future Policy
                                      Investments      Recoverables     and Affiliates         (1)             Benefits
                                      -----------    ----------------   --------------   ---------------    ---------------
                                                                          (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                 $       686    $        868,824    $         -     $       222,323           (912,986)
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                         (4,659)              2,937              -              (1,476)           (61,390)
    Asset management fees and
     other income                              (7)                  -              -                   -                  -
    Interest credited to
     policyholders' account
     balances                                   -                   -              -              12,377                  -
   Included in other comprehensive
    income (loss)                               -                   -             (5)                  -                  -
 Net investment income                          -                   -              -                   -                  -
 Purchases                                  4,966             415,396          2,000              94,515                  -
 Sales                                          -                   -              -             (79,484)                 -
 Issuances                                      -                   -              -                   -           (443,515)
 Settlements                                    2                   -              -                   -                  -
 Transfers into Level 3 (2)                     -                   -              -                   -                  -
 Transfers out of Level 3 (2)                   -                   -              -                   -                  -
                                      -----------    ----------------   --------------   ---------------    ---------------
Fair Value, end of period
 assets/(liabilities)                 $       988           1,287,157    $     1,995     $       248,255        (1,417,891)
                                      ===========    ================   ==============   ===============    ===============
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (3):
   Included in earnings:
    Realized investment gains
     (losses), net                    $    (4,549)             17,516    $         -     $             -            (76,581)
    Asset management fees and
     other income                     $        (7)                  -    $         -     $             -                  -
    Interest credited to
     policyholders' account
     balances                         $         -                   -    $         -     $        12,377                  -

                                                                Year Ended December 31, 2011
                                      --------------------------------------------------------------------------------
                                             Fixed Maturities, Available for Sale
                                      --------------------------------------------------

                                                                              Commercial  Other Trading     Equity
                                                                    Asset-    Mortgage-  Account Assets-  Securities,
                                      U.S. Treasury  Corporate      Backed      Backed       Equity      Available for
                                       Securities    Securities   Securities  Securities   Securities        Sale
                                      ------------- ------------- ----------- ---------- --------------- -------------
                                                                       (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                 $          -  $      49,050 $    59,770 $       -  $            -  $      1,792
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                               -        (3,311)         803         -               -       (3,315)
    Asset management fees and
     other income                                -              -           -         -           (595)             -
   Included in other comprehensive
    income (loss)                              (4)        (1,126)       (694)         -               -         2,840
 Net investment income                           -            219         768         -               -             -
 Purchases                                   4,700          7,534      23,001     5,019               -         1,696
 Sales                                           -          (678)     (8,160)         -               -             -
 Issuances                                       -            883           -         -               -             -
 Settlements                                     -       (20,679)     (9,094)         -         (5,000)          (99)
 Transfers into Level 3 (2)                      -         10,444           -         -               -         8,695
 Transfers out of Level 3 (2)                    -       (18,616)     (3,965)   (5,019)               -             -
 Other (4)                                       -              -           -         -           8,957       (8,957)
                                      ------------  ------------- ----------- ---------  --------------  ------------
Fair Value, end of period
 assets/(liabilities)                 $      4,696  $      23,720 $    62,429 $       -  $        3,362  $      2,652
                                      ============  ============= =========== =========  ==============  ============
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (3):
   Included in earnings:
    Realized investment gains
     (losses), net                    $          -  $     (4,319) $      (10) $       -  $            -  $    (2,918)
    Asset management fees and
     other income                     $          -  $           - $         - $       -  $        (876)  $          -
    Interest credited to
     policyholders' account
     balances                         $          -  $           - $         - $       -  $            -  $          -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                            Year Ended December 31, 2011
                                           ---------------------------------------------------------------

                                           Other Long-  Receivables                Separate
                                              term      from Parents  Reinsurance  Account   Future Policy
                                           investments and Affiliates Recoverable Assets (1)   Benefits
-                                          ----------- -------------- ----------- ---------- -------------
                                                                   (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                            $   -      $  24,278  $(373,000)  $ 198,451  $    452,822
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses),
     net                                           102              -     934,112        388   (1,091,846)
    Asset management fees and other
     income                                       (46)              -           -          -             -
    Interest credited to policyholders'
     account balances                                -              -           -      1,815             -
   Included in other comprehensive
    income (loss)                                    -           (55)           -          -             -
 Net investment income                               -              -           -          -             -
 Purchases                                         630            431     307,712     86,744             -
 Sales                                               -              -           -   (65,075)             -
 Issuances                                           -              -           -          -     (273,962)
 Settlements                                         -            (3)           -          -             -
 Transfers into Level 3 (2)                          -              -           -          -             -
 Transfers out of Level 3 (2)                        -       (24,651)           -          -             -
                                           ----------- -------------- ----------- ---------- -------------
Fair Value, end of period
 assets/(liabilities)                            $ 686      $       -  $  868,824  $ 222,323  $  (912,986)
                                           =========== ============== =========== ========== =============
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still held at
   the end of the period (3):
   Included in earnings:
    Realized investment gains (losses),
     net                                         $  75      $       -  $  973,717  $       -  $(1,085,926)
    Asset management fees and other
     income                                      $(46)      $       -  $        -  $       -  $          -
    Interest credited to policyholders'
     account balances                            $   -      $       -  $        -  $   1,815  $          -

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statement of Financial Position.
(2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Other primarily represents reclasses of certain assets between reporting categories.
(5)Reinsurance of variable annuity living benefit features classified as "Reinsurance Recoverables" at December 31, 2012, were reclassified to "Other Liabilities" - at December 31, 2013 as they were in a net liability position.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate.

For the year ended December 31, 2011 the majority of the Equity Securities Available for Sale transfers into Level 3 were due to the determination that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on indicative broker quotes which could not always be verified against directly observable market information. Perpetual preferred stocks were included in Equity Securities Available for Sale and subsequently transferred to Trading Account Assets. During the same period, the pricing and valuation methodology related to an affiliated bond reported in Other Assets totaled $24.7 million was re-evaluated and subsequently updated to utilize observable inputs and transferred out of Level 3.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                  December 31, 2013                     December 31, 2012
                                                 --------------------------------------------------- ----------------------

                                                                                           Carrying               Carrying
                                                                Fair Value                Amount (1) Fair Value    Amount
-                                                ---------------------------------------- ---------- ----------  ----------

                                                 Level 1  Level 2    Level 3     Total      Total      Total       Total
                                                 ------- ---------- ---------- ---------- ---------- ----------  ----------
                                                                   (in thousands)
Assets:
  Commercial mortgage and other loans            $     - $    7,827 $1,604,247 $1,612,074 $1,532,165 $1,616,804  $1,463,977
  Policy loans                                         -          -  1,086,772  1,086,772  1,086,772  1,455,412   1,079,714
  Other long term investments                          -          -      4,751      4,751      4,268      2,491       2,119
  Cash and cash equivalents                       45,317     56,139          -    101,456    101,456     94,410      94,410
  Accrued investment income                            -     89,465          -     89,465     89,465     90,653      90,653
  Receivables from parents and affiliates              -     87,849          -     87,849     87,481     (3,146)     (3,751)
  Other assets                                         -     34,060          -     34,060     34,060     32,782      32,176
                                                 ------- ---------- ---------- ---------- ---------- ----------  ----------
   Total assets                                  $45,317 $  275,340 $2,695,770 $3,016,427 $2,935,667 $3,289,406  $2,759,298
                                                 ======= ========== ========== ========== ========== ==========  ==========
Liabilities:
  Policyholders' Account Balances - Investment
   Contracts                                     $     - $  851,607 $   40,451 $  892,058 $  901,860 $  793,280  $  796,816
  Cash collateral for loaned securities                -     84,867          -     84,867     84,867     48,068      48,068
  Short-term debt                                      -    275,268          -    275,268    274,900    272,981     272,000
  Long-term debt                                       -  1,644,827          -  1,644,827  1,592,000  1,563,185   1,511,000
  Payables to parent and affiliates                    -     45,649          -     45,649     45,649      6,694       6,694
  Other liabilities                                    -    270,339          -    270,339    270,339    224,751     224,751
                                                 ------- ---------- ---------- ---------- ---------- ----------  ----------
   Total liabilities                             $     - $3,172,557 $   40,451 $3,213,008 $3,169,615 $2,908,959  $2,859,329
                                                 ======= ========== ========== ========== ========== ==========  ==========

(1)Carrying values presented herein differ from those in the Company's Consolidated Statement of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

During the fourth quarter of 2013, the Company changed the valuation technique used to fair value policy loans. For the period ended December 31, 2013, the fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result the carrying value of the policy loans approximates the fair value for the year ended December 31, 2013. Prior to this change, the fair value of U.S. insurance policy loans was calculated by discounting expected cash flows based upon current U.S. Treasury rates and historical loan repayment patterns.

Other Long-term Investments

Other long-term investments include investments in joint ventures and limited partnerships. The estimated fair values of these cost method investments are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments. For the year end December 31, 2013 and 2012, no such adjustments were made.

Cash, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in receivables from parents and affiliates is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under "Short-Term and Long-Term Debt".

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Policyholders' Account Balances - Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Cash Collateral for Loaned Securities

This represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase below. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities and Payables to Parent and Affiliates

Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

11.  DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

Foreign Exchange Contracts

Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated. These earnings hedges do not qualify for hedge accounting.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, and in return receive a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Re. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 10.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was an asset of $348 million and a liability of $1,418 million as of December 31, 2013 and December 31, 2012, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance recoverables" was a liability of $388 million and an asset of $1,287 million as of December 31, 2013 and December 31, 2012, respectively.

The Company has invested in fixed maturities in the past that, in addition to a stated coupon, provided a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounted for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Some of the Company's universal life products contain a no-lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance agreement contains an embedded derivative related to the interest rate risk of the reinsurance contract. Fluctuations in interest rates can result in mark-to-market changes in the value of the underlying contractual guarantees and impact the amount of premiums and benefits paid between the Company and UPARC. See Note 8 for additional information on the agreement with UPARC.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts used in a non-broker-dealer capacity, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                                        December 31, 2013                     December 31, 2012
                                                ----------------------------------   -----------------------------------
                                                                  Gross Fair Value                     Gross Fair Value
                                                     Notional   --------------------      Notional   ---------------------
              Primary Underlying                      Amount     Assets  Liabilities       Amount     Assets   Liabilities
------------------------------------------------    ----------------------------------------------------------------------

                                                                               (in thousands)
Derivatives Designated as Hedge Accounting
 Instruments:
Currency/Interest Rate
Currency Swaps                                      $   249,601 $  6,304 $  (11,583)     $   145,174 $   4,152  $  (3,904)
                                                    ----------- -------- -----------     ----------- --------- -----------
Total Qualifying Hedges                             $   249,601 $  6,304 $  (11,583)     $   145,174 $   4,152  $  (3,904)
                                                    =========== ======== ===========     =========== ========= ===========
Derivatives Not Qualifying as Hedge Accounting
 Instruments:
Interest Rate
Interest Rate Swaps                                 $ 2,434,400 $ 47,475 $ (185,222)     $ 1,729,400 $ 109,855  $ (22,930)

Currency
Forwards                                                    507        2           -           5,424        48           -
Credit
Credit Default Swaps                                     14,275       15       (862)          14,275       614       (894)
Currency/Interest Rate
Currency Swaps                                           69,450      211     (3,325)          62,468     1,516     (2,064)
Equity
Total Return Swaps                                      332,000        -     (8,057)         320,377       762     (6,073)
Equity Options                                       40,739,168   19,639     (9,418)      24,243,020    70,669    (32,824)
                                                    ----------- -------- -----------     ----------- --------- -----------
Total Non-Qualifying Hedges                          43,589,800   67,342   (206,884)      26,374,964   183,464    (64,785)
                                                    =========== ======== ===========     =========== ========= ===========
Total Derivatives (1)                               $43,839,401 $ 73,646 $ (218,467)     $26,520,138 $ 187,616  $ (68,689)
                                                    =========== ======== ===========     =========== ========= ===========

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


  (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was an asset of $348 million and a liability of $1,441 million as of December 31, 2013 and December 31, 2012, respectively, included in "Future policy benefits" and "Fixed maturities, available-for-sale."

Offsetting Assets and Liabilities

The following table presents recognized derivative instruments (including bifurcated embedded derivatives), and repurchase and reverse repurchase agreements that are offset in the balance sheet, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the balance sheet.

                                                                           December 31, 2013
                                                ------------------------------------------------------------------------
                                                                    Gross           Net
                                                    Gross          Amounts        Amounts
                                                 Amounts of     Offset in the  Presented in
                                                 Recognized     Statement of   the Statement   Financial
                                                  Financial       Financial    of Financial   Instruments/
                                                 Instruments      Position       Position      Collateral    Net Amount
                                                -------------- --------------  ------------- -------------  ------------
                                                                             (in thousands)
Offsetting of Financial Assets:
Derivatives                                     $       73,219 $      (73,219) $          -  $           -  $          -
Securities purchased under agreement to resell          56,139              -        56,139        (56,139)            -
                                                -------------- --------------  ------------  -------------  ------------
Total Assets                                    $      129,358 $      (73,219) $     56,139  $     (56,139) $          -
                                                ============== ==============  ============  =============  ============
Offsetting of Financial Liabilities:
Derivatives                                     $      218,467 $      (73,051) $    145,416  $    (136,593) $      8,823
Securities sold under agreement to repurchase                -              -             -              -             -
                                                -------------- --------------  ------------  -------------  ------------
Total Liabilities                               $      218,467 $      (73,051) $    145,416  $    (136,593) $      8,823
                                                ============== ==============  ============  =============  ============

                                                                           December 31, 2012
                                                ------------------------------------------------------------------------
                                                                    Gross           Net
                                                    Gross          Amounts        Amounts
                                                 Amounts of     Offset in the  Presented in
                                                 Recognized     Statement of   the Statement   Financial
                                                  Financial       Financial    of Financial   Instruments/
                                                 Instruments      Position       Position      Collateral    Net Amount
                                                -------------- --------------  ------------- -------------  ------------
                                                                             (in thousands)
Offsetting of Financial Assets:
Derivatives                                     $      187,372 $      (68,689) $    118,683  $           -  $    118,683
Securities purchased under agreement to resell         203,437              -       203,437       (203,437)            -
                                                -------------- --------------  ------------  -------------  ------------
Total Assets                                    $      390,809 $      (68,689) $    322,120  $    (203,437) $    118,683
                                                ============== ==============  ============  =============  ============
Offsetting of Financial Liabilities:
Derivatives                                     $       68,689 $      (68,689) $          -  $           -  $          -
Securities sold under agreement to repurchase                -              -             -              -             -
                                                -------------- --------------  ------------  -------------  ------------
Total Liabilities                               $       68,689 $      (68,689) $          -  $           -  $          -
                                                ============== ==============  ============  =============  ============

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see "Credit Risk" below. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company's accounting policy for securities repurchase and resale agreements, see Note 2 to the Company's Consolidated Financial Statements.

Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                     Year Ended December 31, 2013
-                                        -----------------------------------------------------
                                                                                       Accumulated
                                            Realized           Net                        Other
                                           Investment       Investment     Other      Comprehensive
                                         Gains/(Losses)       Income       Income       Income(1)
                                         ----------------------------------------------------------
                                                            (in thousands)
Derivatives Designated as Hedging
Instruments:
Cash flow hedges
  Currency/Interest Rate                     $        -         $1,029     $(794) $         (4,848)
                                         --------------     ----------     ------     -------------
  Total cash flow hedges                              -          1,029      (794)           (4,848)
                                         --------------     ----------     ------     -------------
Derivatives Not Qualifying as Hedging
Instruments:
  Interest Rate                               (191,954)              -          -                 -
  Currency                                           51              -          -                 -
  Currency/Interest Rate                        (3,450)              -       (17)                 -
  Credit                                        (1,106)              -          -                 -
  Equity                                      (130,714)              -          -                 -
  Embedded Derivatives                          274,374              -          -                 -
                                         --------------     ----------     ------     -------------
  Total non-qualifying hedges                  (52,799)              -       (17)                 -
                                         --------------     ----------     ------     -------------
  Total                                      $ (52,799)         $1,029     $(811)          $(4,848)
                                         ==============     ==========     ======     =============

                                                     Year Ended December 31, 2012
-                                        -----------------------------------------------------
                                                                                       Accumulated
                                            Realized           Net                        Other
                                           Investment       Investment     Other      Comprehensive
                                         Gains/(Losses)       Income       Income       Income(1)
                                         ----------------------------------------------------------
                                                            (in thousands)
Derivatives Designated as Hedging
Instruments:
Cash flow hedges
  Currency/Interest Rate                     $        -           $707 $       46          $(2,376)
                                         --------------     ---------- --  ------     -------------
  Total cash flow hedges                              -            707         46           (2,376)
                                         --------------     ---------- --  ------     -------------
Derivatives Not Qualifying as Hedging
Instruments:
  Interest Rate                                   1,309              -          -                 -
  Currency                                        (147)              -          -                 -
  Currency/Interest Rate                          (866)              -        (6)                 -
  Credit                                          (763)              -          -                 -
  Equity                                       (69,527)              -          -                 -
  Embedded Derivatives                        (116,431)              -          -                 -
                                         --------------     ---------- --  ------     -------------
  Total non-qualifying hedges                 (186,425)              -        (6)                 -
                                         --------------     ---------- --  ------     -------------
  Total                                      $(186,425)           $707       $ 40          $(2,376)
                                         ==============     ========== ==  ======     =============

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                              Year Ended December 31, 2011
                                       ------------------------------------------------------
                                                                                 Accumulated
                                            Realized         Net                    Other
                                           Investment     Investment   Other    Comprehensive
                                         Gains/(Losses)     Income     Income     Income(1)
                                       ------------------------------------------------------
                                                            (in thousands)
Derivatives Designated as Hedging
Instruments:
Cash flow hedges
  Currency/Interest Rate                       $  (337)         $233      $49          $1,715
                                         --------------   ----------   ------   -------------
  Total cash flow hedges                          (337)          233       49           1,715
                                         --------------   ----------   ------   -------------
Derivatives Not Qualifying as Hedging
Instruments:
  Interest Rate                                  90,706            -        -               -
  Currency                                          175            -        -               -
  Currency/Interest Rate                          1,102            -        -               -
  Credit                                            733            -        -               -
  Equity                                        (3,264)            -        -               -
  Embedded Derivatives                           88,740            -        -               -
                                         --------------   ----------   ------   -------------
  Total non-qualifying hedges                   178,192            -        -               -
                                         --------------   ----------   ------   -------------
  Total                                        $177,855         $233      $49          $1,715
                                         ==============   ==========   ======   =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2013, 2012 and 2011, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                       (in thousands)
                                                                                     ----------------
Balance, December 31, 2010                                                                   $    808
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2011             1,607
Amount reclassified into current period earnings                                                  108
                                                                                     ----------------
Balance, December 31, 2011                                                                      2,523
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012             (622)
Amount reclassified into current period earnings                                              (1,754)
                                                                                     ----------------
Balance, December 31, 2012                                                                        147
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2013           (4,519)
Amount reclassified into current period earnings                                                (329)
                                                                                     ----------------
Balance, December 31, 2013                                                                   $(4,701)
                                                                                     ================

As of December 31, 2013 and 2012, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 20 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Equity.

Credit Derivatives

The Company has no exposure from credit derivatives where it has written credit protection as of December 31, 2013 and December 31, 2012.

The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2013 and December 31, 2012, the Company had $14 million of outstanding notional amounts, reported at fair value as a liability of less than $1 million for both periods.

Prior to disposal in the fourth quarter of 2013, the Company held certain externally-managed investments in the European market which contained embedded derivatives. Their fair values were primarily driven by changes in credit spreads. These investments were medium-term notes that were collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes had a stated coupon and provided a return based on the performance of the underlying portfolios and the level of leverage. The Company invested in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes were accounted for under U.S. GAAP as available-for-sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities were reported in Equity under the heading "Accumulated Other Comprehensive Income (Loss)" and changes in the market value of the embedded total return swaps are

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these investments was $64 million on December 31, 2012. The fair value of the embedded derivatives included in "Fixed maturities, available-for-sale" was a liability of $23 million on December 31, 2012.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 13. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $24.9 million of commercial loans as of December 31, 2013. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $116 million as of December 31, 2013.

Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. As of December 31, 2013,

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC, filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2013, the Company filed a motion to dismiss the complaint. In August 2013, the court dismissed the complaint with prejudice. In September 2013, plaintiff filed an appeal with Florida's Circuit Court of the Second Judicial Circuit in Leon County.

In October 2012, the State of West Virginia, through its State Treasurer, filed a lawsuit, State of West Virginia ex. Rel. John D. Perdue v. PRUCO Life Insurance Company, in the Circuit Court of Putnam County, West Virginia. The complaint alleges violations of the West Virginia Uniform Unclaimed Property Fund Act by failing to properly identify and report all unclaimed insurance policy proceeds which should either be paid to beneficiaries or escheated to West Virginia. The complaint seeks to examine the records of the Company to determine compliance with the West Virginia Uniform Unclaimed Property Fund Act, and to assess penalties and costs in an undetermined amount. In April 2013, the Company filed a motion to dismiss the complaint. In December 2013, the Court granted the Company's motion and dismissed the complaint with prejudice. In January 2014, the State of West Virginia appealed the decision.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York State Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures. In December 2013, this matter was closed without prejudice. In May 2013, the Company entered into a settlement agreement with the Minnesota Department of Commerce, Insurance Division, which requires the Company to take additional steps to identify deceased insureds and contract holders where a valid claim has not been made.

In December 2010, a purported state-wide class action complaint, Phillips v. Prudential Financial, Inc, was filed in state court and removed to the United States District Court for the Southern District of Illinois. The complaint makes allegations under Illinois law, on behalf of a class of Illinois residents whose death benefit claims were settled by retained assets accounts. In March 2011, the complaint was amended to drop Prudential Financial as a defendant and add the Company and The Prudential Insurance Company of America as a defendant. The matter is now captioned Phillips v. Prudential Insurance and Pruco Life Insurance Company. In November 2011, the complaint was dismissed. In December 2011, plaintiff appealed the dismissal. In May 2013, the United States Court of Appeals for the Seventh Circuit affirmed the dismissal of plaintiff's putative class action complaint. In August 2013, plaintiff's time to appeal the dismissal expired.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was $1 million for years ended December 31, 2013 and 2012 and less than $1 million for the year ended December 31, 2011. The expense charged to the Company for the deferred compensation program was $7 million, $6 million and $7 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $22 million, $18 million and $18 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Prudential Insurance sponsors voluntary savings plans for its employee's 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $8 million for years ended December 31, 2013, 2012 and 2011.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated ("PAD") in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to broker-dealers who sell the Company's products. Commissions and fees paid by the Company to PAD were $877 million, $1,222 million and $1,144 million during the years ended December 31, 2013, 2012 and 2011, respectively.

Corporate Owned Life Insurance

The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2,595 million at December 31, 2013 and $2,390 million at December 31, 2012. Fees related to these COLI policies were $42 million, $35 million and $33 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company retains the majority of the mortality risk associated with these COLI policies. In October 2013, the Company increased the maximum amount of mortality risk on any life to $3.5 million for certain COLI policies.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF.

Reinsurance with Affiliates

The Company participates in reinsurance with its affiliates Prudential of Taiwan, PARCC, UPARC, Pruco Re, PAR TERM, PURC and PAR U, and its parent company, Prudential Insurance, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. The Company is not relieved of its primary obligation to the policyholder as a result of these agreements.

Reinsurance amounts included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                              December 31,      December 31,
                                                                  2013              2012
                                                           -----------------  ----------------
                                                                      (in thousands)

Reinsurance recoverable                                    $      13,657,859  $      7,032,175
Policy loans                                                         (64,720)          (52,767)
Deferred policy acquisition costs                                 (1,627,838)       (1,112,195)
Policyholders' account balances                                    4,681,356                 -
Future policy benefits and other policyholder liabilities          1,359,340                 -
Other liabilities (reinsurance payables)                             618,781           309,478

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The reinsurance recoverables by counterparty is broken out below.

                                  December 31,      December 31,
                                      2013              2012
                                ----------------- ----------------
                                          (in thousands)
UPARC                           $          44,835 $         28,655
PAR U                                   8,091,712        1,633,026
PURC                                      940,218                -
PARCC                                   2,411,157        2,299,391
PAR TERM                                  816,787          486,012
Prudential Insurance                      190,035          172,198
Pruco Re (1)                                  642        1,287,660
Prudential of Taiwan                    1,157,639        1,115,560
Unaffiliated                                4,832            9,673
                                ----------------- ----------------
Total Reinsurance Recoverables  $      13,657,859 $      7,032,175
                                ================= ================

(1)December 31, 2013 excludes $388 million reclassed to other liabilities due to the mark-to-market impact discussed above.

Reinsurance amounts, excluding investment gains (losses) on affiliated asset transfers, included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) at December 31, were as follows:

                                                                  2013               2012               2011
                                                           -----------------  -----------------  -----------------
                                                                                (in thousands)
Premiums                                                   $      (1,262,539) $      (1,153,853) $      (1,054,452)
Policy charges and fee income                                       (475,692)          (513,404)          (328,778)
Net investment income                                                 (2,096)            (1,500)              (808)
Other income                                                         (31,119)            30,303              3,183
Interest credited to policyholders' account balance                  (72,977)           (51,990)           (23,998)
Policyholders' benefits                                           (1,325,428)        (1,313,157)        (1,133,782)
Reinsurance expense allowances, net of capitalization and
 amortization                                                       (181,440)          (249,008)          (132,961)
Realized investment gains (losses) net                            (2,058,885)           (53,842)         1,185,096

UPARC

Through June 30, 2011 the Company, excluding its subsidiaries, reinsured its Universal Protector policies having no-lapse guarantees with UPARC, an affiliated company. UPARC reinsured an amount equal to 90% of the net amount at risk related to the first $1 million in face amount plus 100% of the net amount at risk related to the face amount in excess of $1 million as well as 100% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective July 1, 2011, the agreement between the Company and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was amended for policies with effective dates prior to January 1, 2011. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies. During the first quarter of 2013, the agreement between the Company and UPARC was further amended to revise language relating to the consideration due to the Company.

Effective July 1, 2013 the agreement between the Company and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was further amended for policies with effective dates January 1, 2011 through December 31, 2012. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies. Policies with effective dates January 1, 2013 through December 31, 2013 are reinsured with UPARC under the terms of the initial reinsurance agreement described above.

PAR U

Effective July 1, 2011, the Company, excluding its subsidiaries, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates prior to January 1, 2011. During the first quarter of 2013, the agreement between the Company, excluding its subsidiaries, and PAR U was amended to revise language relating to the consideration due to PAR U.

Effective July 1, 2012, the Company's wholly owned subsidiary, PLNJ, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 95% of all the risks associated with its universal life policies. During the fourth quarter of 2012, the agreement between PLNJ and PAR U was amended to revise language relating to the consideration due to PAR U.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


On January 2, 2013 the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance is subsequently retroceded to PAR U. Collectively, reinsurance of the GUL business does not have a material impact on the equity of the Company.

Effective July 1, 2013, the agreement between the Company, excluding its subsidiaries, and PAR U was amended for policies with effective dates from January 1, 2011 through December 31, 2012. Under the amended agreement, PAR U reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2012 in addition to policies covered by the initial reinsurance agreement discussed above.

Effective October 1, 2013, the Company entered into an Assumption and Novation Agreement with PAR U and PURC. Under this agreement, PAR U novates, assigns, and transfers to PURC all of its rights, title, interests, duties, obligations, and liabilities under the aforementioned amendment entered into on July 1, 2013. PURC will succeed PAR U and become the counterparty to the Company with respect to the novated business. There is no financial impact to the Company as a result of this transaction.

PURC

The Company, excluding its subsidiaries, reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2012.

PARCC

The Company reinsures 90% of the risk under its term life insurance policies, with effective dates prior to January 1, 2010, through an automatic coinsurance agreement with PARCC.

PAR TERM

The Company reinsures 95% of the risk under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR TERM.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured.

On January 2, 2013, the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance is subsequently retroceded to PAR U. Collectively, reinsurance of this GUL business does not have a material impact on the equity of the Company.

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.

Pruco Re

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features. Starting from 2005, the Company has entered into various automatic coinsurance agreements with Pruco Re, an affiliated company, to reinsure its living benefit features sold on certain of its annuities.

Taiwan Branch Reinsurance Agreement

On January 31, 2001, the Company transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business to Prudential of Taiwan, an affiliated company.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company.

The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in US dollars.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Affiliated Asset Administration Fee Income

The Company participates in a revenue sharing agreement with AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc, whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $311 million, $227 million and $153 million for the years ended December 31, 2013, 2012 and 2011, respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $11 million for the years ended December 31, 2013, 2012 and 2011. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Affiliated Investment Management Expenses

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement was $14.6 million, $14.1 million and $13.9 million for the years ended December 31, 2013, 2012 and 2011, respectively. These expenses are recorded as "Net Investment Income" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Affiliated Asset Transfers

From time to time, the Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within Additional paid-in-capital ("APIC") and Realized investment gain(loss), respectively.

                                                                                                              Additional
                                                                                                               Paid-in
                                                                                                             Capital, Net
                                                                                                                of Tax
                                                                                         Fair       Book      Increase/
Affiliate              Date   Transaction                 Security Type                  Value      Value     (Decrease)
--------------------- ------- ------------- ------------------------------------------ ---------- ---------- ------------
                                                                                                            (in millions)
UPARC                 Oct-11  Transfer In   Fixed Maturities                           $      350 $        -  $       -
PAR U                 Oct-11  Transfer Out  Fixed Maturities                                1,006        943          -
PAR U                 Oct-11  Sale          Fixed Maturities                                   92         84          -
Prudential Financial  Nov-11  Sale          Fixed Maturities                                   45         41          3
Prudential Insurance  Dec-11  Sale          Commercial Loans                                   21         19          1
PARCC                 Dec-11  Sale          Fixed Maturities                                   38         36          -
Prudential Insurance  Apr-12  Purchased     Fixed Maturities                                    3          2        (1)
Prudential Financial  Apr-12  Purchased     Fixed Maturities                                   28         25        (2)
Prudential Insurance  Jun-12  Purchased     Fixed Maturities                                   91         74       (11)
PAR U                 Sep-12  Sale          Fixed Maturities & Commercial Mortgages           156        142          -
Prudential Financial  Sep-12  Transfer Out  Fixed Maturities                                   46         41          3
Prudential Insurance  Nov-12  Purchased     Fixed Maturities                                  110        102        (5)
Prudential Financial  Nov-12  Purchased     Fixed Maturities                                   12         12        (1)
Prudential Insurance  Dec-12  Purchased     Fixed Maturities                                   59         56        (2)
Prudential Insurance  Jan-13  Transfer In   Fixed Maturities                                  126        108       (12)
PAR U                 Jan-13  Transfer Out  Fixed Maturities                                  126        108          -
Prudential Insurance  Jan-13  Transfer In   Fixed Maturities, Commercial Mortgages,
                                            Short-term Investments, & Trading Account
                                            Assets                                          4,825      4,825        (1)
PAR U                 Jan-13  Transfer Out  Fixed Maturities, Commercial Mortgages,
                                            Short-term Investments, & Trading Account
                                            Assets                                          4,826      4,821          -
UPARC                 Feb-13  Transfer In   Fixed Maturities                                   56         52          -
PAR U                 Feb-13  Transfer Out  Fixed Maturities                                  132        122          -
Prudential Insurance  Mar-13  Purchased     Fixed Maturities                                   47         44        (2)
Prudential Insurance  Sep-13  Sale          Commercial Mortgages                                2          2          1
Prudential Financial  Sep-13  Transfer Out  Fixed Maturities                                   25         25        (1)
UPARC                 Sep-13  Transfer In   Fixed Maturities & Private Equity                 192        189          -
PARU                  Sep-13  Transfer Out  Fixed Maturities, Commercial Mortgages, &
                                            Private Equity                                    704        694          -


                                            Realized
                                           Investment Derivative
                                             Gain/      Gain/
              Security Type                  (Loss)     (Loss)
------------------------------------------ ---------- ----------

Fixed Maturities                            $     -   $      37
Fixed Maturities                                 63        (61)
Fixed Maturities                                  8           -
Fixed Maturities                                  -           -
Commercial Loans                                  -           -
Fixed Maturities                                  2           -
Fixed Maturities                                  -           -
Fixed Maturities                                  -           -
Fixed Maturities                                  -           -
Fixed Maturities & Commercial Mortgages          14         (5)
Fixed Maturities                                  -           -
Fixed Maturities                                  -           -
Fixed Maturities                                  -           -
Fixed Maturities                                  -           -
Fixed Maturities                                  -           -
Fixed Maturities                                 18           -
Fixed Maturities, Commercial Mortgages,
Short-term Investments, & Trading Account
Assets                                            -           -
Fixed Maturities, Commercial Mortgages,
Short-term Investments, & Trading Account
Assets                                            5           -
Fixed Maturities                                  -           -
Fixed Maturities                                 10           -
Fixed Maturities                                  -           -
Commercial Mortgages                              -           -
Fixed Maturities                                  -           -
Fixed Maturities & Private Equity                 -           3
Fixed Maturities, Commercial Mortgages, &
Private Equity                                   10        (15)

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Debt Agreements

The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs.

The following table provides the breakout of the Company's short-term and long-term debt with affiliates:

                                               Amount of Notes - Amount of Notes -
Affiliate                          Date Issued December 31, 2013 December 31, 2012 Interest Rate Date of Maturity
---------                          ----------- ----------------- ----------------- ------------- -----------------
                                                (in thousands)
PFI                                11/15/2010   $       66,000    $       66,000           3.01%        11/13/2015
PFI                                 6/20/2011          150,000           200,000   1.64% - 3.17%   6/2013 - 6/2016
PFI                                12/15/2011          159,000           212,000   2.65% - 3.61% 12/2013 - 12/2016
PFI                                12/16/2011           33,000            44,000   2.65% - 3.61% 12/2013 - 12/2016
PFI                                12/20/2012           88,000           267,000           1.37%        12/15/2015
Prudential Insurance               12/20/2010          204,000           204,000           3.47%        12/21/2015
Washington Street Investment        6/20/2012          316,000           395,000   1.15% - 3.02%   6/2013 - 6/2017
Washington Street Investment       12/17/2012          264,000           330,000   0.95% - 1.87% 12/2013 - 12/2017
Washington Street Investment       12/17/2012           52,000            65,000   0.95% - 1.87% 12/2013 - 12/2017
PFI                                11/15/2013            9,000                 -           2.24%        12/15/2018
PFI                                11/15/2013           23,000                 -           3.19%        12/15/2020
Prudential Insurance                12/6/2013          120,000                 -           2.60%        12/15/2018
Prudential Insurance                12/6/2013          130,000                 -           4.39%        12/15/2023
Prudential Insurance                12/6/2013          250,000                 -           3.64%        12/15/2020
Pru Funding, LLC                   12/31/2013            2,900                 -           0.23%          1/7/2014
                                                --------------    --------------
Total Loans Payable to Affiliates               $    1,866,900    $    1,783,000
                                                ==============    ==============

The total interest expense to the Company related to loans payable to affiliates was $40.2 million, $43.7 million, and $33.1 million for the twelve months ended December 31, 2013, 2012, and 2011, respectively.

Contributed Capital and Dividends

In July and December of 2013 the Company paid dividends in the amounts of $155 million and $268 million respectively to Prudential Insurance.

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2013 and 2012 are summarized in the table below:

                                                     March 31       June 30    September 30  December 31
                                                   ------------------------------------------------------
                                                                       (in thousands)

2013
Total revenues                                     $    690,333  $    656,314  $    681,086  $    668,041
Total benefits and expenses                             235,444       229,901      (178,013)      303,812
Income (loss) from operations before income taxes       454,889       426,413       859,099       364,229
Net income (loss)                                  $    347,055  $    311,997  $    577,646  $    301,512
                                                   ============  ============  ============  ============

2012
Total revenues                                     $    498,074  $    561,203  $    540,685  $    624,315
Total benefits and expenses                            (140,737)    1,054,097       181,818       263,722
Income (loss) from operations before income taxes       638,811      (492,894)      358,867       360,593
Net income (loss)                                  $    461,304  $   (353,363) $    315,599  $    260,797
                                                   ============  ============  ============  ============

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2013 and December 31, 2012, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 13 of the consolidated financial statements, the Company has entered into extensive transactions with affiliated entities.

/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 10, 2014